UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-23746

DoubleLine ETF Trust

(Exact name of Registrant as specified in charter)

2002 N. Tampa Street, Suite 200
Tampa, FL 33602
(Address of principal executive offices) (Zip code)

Ronald R. Redell, President
2002 N. Tampa Street, Suite 200
Tampa, FL 33602
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (813) 791-7333

Date of fiscal year end: September 30

Date of reporting period: September 30, 2025

Item 1. Reports to Stockholders.

(a)           The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (“1940 Act”).

Annual Shareholder Report

DoubleLine Opportunistic Core Bond ETF

 NYSE Arca: DBND   (Inception Date: March 31, 2022)

September 30, 2025

This annual shareholder report contains important information about the DoubleLine Opportunistic Core Bond ETF (formerly known as DoubleLine Opportunistic Bond ETF) for the period of 10/1/2024 to 9/30/2025. You can find additional information about the Fund at doubleline.com/doubleline-exchange-traded-funds/. You can also request this information by contacting us at (855) 937-0772.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DBND	$47	0.46%

How did the Fund perform last year?

For the 12-month period ended September 30, 2025, the DoubleLine Opportunistic Core Bond ETF outperformed the benchmark Bloomberg US Aggregate Bond Index return of 2.88% on a net asset value basis.

How did the Fund perform since inception?

The cost of a $10,000 investment line graph reflects a hypothetical $10,000 investment in the Fund. The line graph uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, management fees and other expenses were deducted.

Costs of a $10,000 Investment

DoubleLine Opportunistic Core Bond ETF (DBND) - $10,860
Bloomberg US Aggregate Bond Index - $10,487
11,000
10,000
9,000
3/31/2022
9/30/2022
9/30/2023
9/30/2024
9/30/2025

	DoubleLine Opportunistic Core Bond ETF (DBND)	Bloomberg US Aggregate Bond Index
3/31/2022	$10,000	$10,000
9/30/2022	$9,248	$9,078
9/30/2023	$9,315	$9,136
9/30/2024	$10,526	$10,193
9/30/2025	$10,860	$10,487

What factors influenced performance?

Over the period, fixed income assets generally provided solid gains despite persistent inflation, trade tensions and shifting monetary policy expectations. Late 2024 marked improving sentiment as inflation eased and growth held firm ahead of the Fed’s eventual pivot. After a volatile start to 2025, progress in trade talks and dovish Federal Reserve signals supported a broad recovery across risk assets. The Fed’s September rate cut, its first since 2024, drove strong performance in risk- and credit-sensitive assets while longer-duration sectors lagged.

Positioning

The Fund was positioned with a shorter duration and a larger credit allocation than the index, with sizable allocations to government-backed and securitized credit assets that offered attractive spread levels while the Fund sought to maintain downside protection. The Fund also provided diversification with corporate credit assets and emerging markets debt.

Top Contributors

  Agency mortgage-backed securities

  Non-Agency residential mortgage-backed securities

  Investment grade corporate bonds

Top Detractors

  U.S. Treasuries. Although this allocation generated positive returns, Treasuries were relative performance laggards.

Annual Performance (%)

	1 Year	Since Inception March 31, 2022
Total Return based on NAV	3.41%	2.40%
Bloomberg US Aggregate Bond Index	2.88%	1.37%

Performance data quoted represents past performance and does not guarantee future results. The performance data in the above table and line graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Key Fund Statistics

  Net Assets$558,660,841
  Number of Portfolio Holdings984
  Portfolio Turnover Rate39%
  Net Investment Advisory Fees$1,968,534

What did the Fund invest in?

Sector Breakdown (% of Net Assets)

US Government and Agency Mortgage Backed Obligations	23.6
US Government and Agency Obligations	21.4
US Corporate Bonds	14.3
Non-Agency Residential Collateralized Mortgage Obligations	9.1
Asset Backed Obligations	8.7
Foreign Corporate Bonds	7.5
Non-Agency Commercial Mortgage Backed Obligations	4.3
Affiliated Mutual Funds	3.3
Collateralized Loan Obligations	3.2
Bank Loans	2.4
Short-Term Investments	2.1
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.4
Other	-0.3

Credit Quality Breakdown (% of Net Assets)

Government	23.9
Agency	22.0
AAA	11.5
AA	3.6
A	9.2
BBB	15.6
BB	5.7
B	3.6
CCC and Below	0.8
Unrated Securities	2.3
Other	1.8
Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings, if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Top Holdings (% of Net Assets)

U.S. Treasury Notes, 0.63%, 08/15/2030	6.1
U.S. Treasury Notes, 0.88%, 11/15/2030	5.3
U.S. Treasury Notes, 0.63%, 05/15/2030	4.2
U.S. Treasury Bonds, 1.38%, 11/15/2040	3.5
Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class, 4.05%	1.1
JPMorgan U.S. Government Money Market Fund - Class IM, 4.09%	1.1
U.S. Treasury Bonds, 1.13%, 05/15/2040	1.0
PRPM Trust, Series 2025-NQM4-M1, 5.83%, 07/25/2070	0.9

How has the Fund changed?

Effective February 3, 2025, DoubleLine Opportunistic Bond ETF was renamed DoubleLine Opportunistic Core Bond ETF.

Effective February 3, 2025, the Fund's management fee was reduced from 0.50% to 0.45%.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at (855) 937-0772, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents.

DoubleLine® is a registered trademark of DoubleLine Capital LP

©2025 DoubleLine Capital LP

DBND925

Annual Shareholder Report

DoubleLine Shiller CAPE® U.S. Equities ETF

 NYSE Arca: CAPE   (Inception Date: March 31, 2022)

September 30, 2025

This annual shareholder report contains important information about the DoubleLine Shiller CAPE® U.S. Equities ETF  for the period of 10/1/2024 to 9/30/2025. You can find additional information about the Fund at doubleline.com/doubleline-exchange-traded-funds/. You can also request this information by contacting us at (855) 937-0772.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CAPE	$69	0.65%

How did the Fund perform last year?

For the 12-month period ended September 30, 2025, the DoubleLine Shiller CAPE® U.S. Equities ETF posted positive performance but underperformed the benchmark S&P 500® Index return of 17.60% on a net asset value basis.

How did the Fund perform since inception?

The cost of a $10,000 investment line graph reflects a hypothetical $10,000 investment in the Fund. The line graph uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, management fees and other expenses were deducted.

Costs of a $10,000 Investment

DoubleLine Shiller CAPE® U.S. Equities ETF (CAPE) - $13,530
S&P 500® Index - $15,562
16,000
14,000
12,000
10,000
8,000
6,000
3/31/2022
9/30/2022
9/30/2023
9/30/2024
9/30/2025

	DoubleLine Shiller CAPE® U.S. Equities ETF (CAPE)	S&P 500® Index
3/31/2022	$10,000	$10,000
9/30/2022	$8,024	$7,980
9/30/2023	$9,586	$9,705
9/30/2024	$12,131	$13,233
9/30/2025	$13,530	$15,562

What factors influenced performance?

Fund performance was influenced by the Global Industry Classification Standard sector allocations and securities in each sector. The communication services and consumer discretionary exposures were the biggest contributors to performance. The financial services and health care exposures also contributed. The materials, real estate and consumer staples exposures detracted from performance.

Positioning

The Shiller Barclays CAPE® U.S. Sector Total Return USD Index, which the Fund is guided by, was allocated to seven sectors: communication services, consumer discretionary, consumer staples, financials, health care, materials and real estate. The Fund owned U.S. equity securities in these sectors during the period.

Top Contributors

  Communication services

  Consumer discretionary

  Financial services

  Health care

Top Detractors

  Materials

  Real estate

  Consumer staples

Annual Performance (%)

	1 Year	Since Inception March 31, 2022
Total Return based on NAV	11.23%	9.01%
S&P 500® Index	17.60%	13.45%

Performance data quoted represents past performance and does not guarantee future results. The performance data in the above table and line graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Key Fund Statistics

  Net Assets$330,950,121
  Number of Portfolio Holdings155
  Portfolio Turnover Rate255%
  Net Investment Advisory Fees$2,214,550

What did the Fund invest in?

Sector Breakdown (% of Net Assets)

Communication Services	26.0
Materials	24.4
Financials	24.3
Consumer Staples	24.2
Real Estate	0.7
Short-Term Investment	0.3
Other	0.1

Portfolio Characteristics

Median Market Cap ($B)	$20.63
Average Mkt Cap ($B)	$101.37
Price-to-EarningsFootnote Reference1	21.84%
Price-to-Book	3.26%
Footnote Reference1 Forward 12-Month Price-to-Earnings Ratio.

Top Holdings (% of Net Assets)

Meta Platforms, Inc. - Class A	4.5
Linde plc	4.0
Alphabet, Inc. - Class A	3.2
Alphabet, Inc. - Class C	2.6
Walmart, Inc.	2.6
Costco Wholesale Corp.	2.4
Procter & Gamble Co. (The)	2.1
Welltower, Inc.	2.0
Prologis, Inc.	2.0
Netflix, Inc.	1.9

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at (855) 937-0772, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents.

DoubleLine® is a registered trademark of DoubleLine Capital LP

©2025 DoubleLine Capital LP

CAPE925

Annual Shareholder Report

DoubleLine Commercial Real Estate ETF

 NYSE Arca: DCRE   (Inception Date: March 31, 2023)

September 30, 2025

This annual shareholder report contains important information about the DoubleLine Commercial Real Estate ETF  for the period of 10/1/2024 to 9/30/2025. You can find additional information about the Fund at doubleline.com/doubleline-exchange-traded-funds/. You can also request this information by contacting us at (855) 937-0772.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DCRE	$40	0.39%

How did the Fund perform last year?

For the 12-month period ended September 30, 2025, the DoubleLine Commercial Real Estate ETF outperformed the benchmark Bloomberg US Aggregate 1-3 Year Index return of 4.14% on a net asset value basis.

How did the Fund perform since inception?

The cost of a $10,000 investment line graph reflects a hypothetical $10,000 investment in the Fund. The line graph uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, management fees and other expenses were deducted.

Costs of a $10,000 Investment

DoubleLine Commercial Real Estate ETF (DCRE) - $11,780
Bloomberg US Aggregate 1-3 Year Index - $11,209
Bloomberg US Aggregate Bond Index - $10,487
12,000
11,000
10,000
9,000
3/31/2023
9/30/2023
9/30/2024
9/30/2025

	DoubleLine Commercial Real Estate ETF (DCRE)	Bloomberg US Aggregate 1-3 Year Index	Bloomberg US Aggregate Bond Index
3/31/2023	$10,000	$10,000	$10,000
9/30/2023	$10,291	$10,037	$9,136
9/30/2024	$11,177	$10,763	$10,193
9/30/2025	$11,780	$11,209	$10,487

What factors influenced performance?

The fourth quarter of 2024 and early 2025 were characterized by risk-off sentiment as investors sought safety amid slowing global growth and renewed trade tensions, sending U.S. interest rates lower. As 2025 progressed, improving economic data, easing trade concerns and rising expectations for policy normalization fueled a broad-based recovery across risk assets. The Federal Reserve’s dovish pivot, culminating in a September rate cut, its first since 2024, further boosted investor confidence and supported gains in equities and credit while longer-duration fixed-income sectors lagged modestly amid fluctuating yields.

Positioning

The Fund primarily comprised non-Agency commercial mortgage-backed securities (CMBS) while maintaining a smaller allocation to Agency CMBS. During the period, the Fund tactically added some duration on the short end of the U.S. Treasury yield curve in order to capture duration-related benefits from the Federal Reserve lowering the federal funds rate.

Top Contributors

  Non-Agency CMBS

Top Detractors

  Agency CMBS. Although this allocation generated positive returns, Agency CMBS were relative performance laggards.

Annual Performance (%)

	1 Year	Since Inception March 31, 2023
Total Return based on NAV	5.60%	6.80%
Bloomberg US Aggregate 1-3 Year Index	4.14%	4.66%
Bloomberg US Aggregate Bond Index	2.88%	1.37%

Performance data quoted represents past performance and does not guarantee future results. The performance data in the above table and line graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Key Fund Statistics

  Net Assets$317,907,759
  Number of Portfolio Holdings245
  Portfolio Turnover Rate66%
  Net Investment Advisory Fees$1,015,793

What did the Fund invest in?

Sector Breakdown (% of Net Assets)

Non-Agency Commercial Mortgage Backed Obligations	64.4
Collateralized Loan Obligations	19.8
US Government and Agency Mortgage Backed Obligations	13.9
Short-Term Investments	2.4
Non-Agency Residential Collateralized Mortgage Obligations	0.7
Other	-1.2

Credit Quality Breakdown (% of Net Assets)

Agency	13.9
AAA	73.9
AA	6.3
A	4.7
Other	1.2
Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings, if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Top Holdings (% of Net Assets)

BANK5, Series 2023-5YR2-A3, 6.66%, 07/15/2056	2.0
FNMA, Pool BZ3936, 4.78%, 05/01/2030	2.0
FNMA, Pool BZ1029, 4.93%, 06/01/2029	1.5
FHLMC Multifamily Structured Pass-Through Certificates, Series K518-A2, 5.40%, 01/25/2029	1.3
FNMA, Pool BZ0638, 4.82%, 04/01/2029	1.3
FHLMC, Multifamily Structured Pass-Through Certificates, Series K088-A2, 3.69%, 01/25/2029	1.3
ACRES LLC, Series 2025-FL3-A (CME Term SOFR 1 Month + 1.62%), 5.75%, 08/18/2040	1.3
Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class, 4.05%	1.2
JPMorgan U.S. Government Money Market Fund - Class IM, 4.09%	1.2
GPMT Ltd., Series 2021-FL4-A (CME Term SOFR 1 Month + 1.46%, 1.35% Floor), 5.60%, 12/15/2036	1.1

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at (855) 937-0772, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents.

DoubleLine® is a registered trademark of DoubleLine Capital LP

©2025 DoubleLine Capital LP

DCRE925

Annual Shareholder Report

DoubleLine Mortgage ETF

 NYSE Arca: DMBS   (Inception Date: March 31, 2023)

September 30, 2025

This annual shareholder report contains important information about the DoubleLine Mortgage ETF  for the period of 10/1/2024 to 9/30/2025. You can find additional information about the Fund at doubleline.com/doubleline-exchange-traded-funds/. You can also request this information by contacting us at (855) 937-0772.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DMBS	$40	0.39%

How did the Fund perform last year?

For the 12-month period ended September 30, 2025, the DoubleLine Mortgage ETF outperformed the benchmark Bloomberg US Mortgage-Backed Securities Index return of 3.39% on a net asset value basis.

How did the Fund perform since inception?

The cost of a $10,000 investment line graph reflects a hypothetical $10,000 investment in the Fund. The line graph uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, management fees and other expenses were deducted.

Costs of a $10,000 Investment

DoubleLine Mortgage ETF (DMBS) - $11,110
Bloomberg US Mortgage-Backed Securities (MBS) Index - $11,070
Bloomberg US Aggregate Bond Index - $10,487
12,000
11,000
10,000
9,000
3/31/2023
9/30/2023
9/30/2024
9/30/2025

	DoubleLine Mortgage ETF (DMBS)	Bloomberg US Mortgage-Backed Securities (MBS) Index	Bloomberg US Aggregate Bond Index
3/31/2023	$10,000	$10,000	$10,000
9/30/2023	$9,545	$9,533	$9,136
9/30/2024	$10,712	$10,707	$10,193
9/30/2025	$11,110	$11,070	$10,487

What factors influenced performance?

The fourth quarter of 2024 and early 2025 were characterized by risk-off sentiment as investors sought safety amid slowing global growth and renewed trade tensions, sending U.S. interest rates lower. As 2025 progressed, improving economic data, easing trade concerns and expectations for policy normalization fueled a broad-based recovery across risk assets. The Federal Reserve’s dovish pivot, culminating in a September rate cut, its first since 2024, further boosted investor confidence and supported gains in equities and credit while longer-duration fixed-income sectors lagged modestly amid fluctuating U.S. Treasury yields.

Positioning

The Fund maintained on average a duration that was a half-year shorter than the index over the period.

Top Contributors

  Duration positioning, as the U.S. Treasury yield curve bear steepened over the period.

  Non-Agency mortgage-backed securities

Top Detractors

  Agency mortgage-backed securities. Although this allocation generated positive returns, Agency mortgage-backed securities were relative performance laggards.

Annual Performance (%)

	1 Year	Since Inception March 31, 2023
Total Return based on NAV	3.82%	4.30%
Bloomberg US Mortgage-Backed Securities (MBS) Index	3.39%	4.14%
Bloomberg US Aggregate Bond Index	2.88%	1.37%

Performance data quoted represents past performance and does not guarantee future results. The performance data in the above table and line graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Key Fund Statistics

  Net Assets$533,603,676
  Number of Portfolio Holdings168
  Portfolio Turnover Rate247%
  Net Investment Advisory Fees$1,569,567

What did the Fund invest in?

Sector Breakdown (% of Net Assets)

US Government and Agency Mortgage Backed Obligations	91.8
Non-Agency Residential Collateralized Mortgage Obligations	14.5
Short-Term Investments	0.2
Other	-6.5

Credit Quality Breakdown (% of Net Assets)

Government	5.5
Agency	79.2
AAA	2.4
AA	0.2
A	0.8
BBB	11.1
Other	0.8
Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings, if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Top Holdings (% of Net Assets)

FNMA/FHLMC UMBS, 30 Year, Single Family, Pool, 5.50%, 10/25/2055	3.4
FNMA UMBS, Pool FA2724, 5.50%, 09/01/2055	2.8
FHLMC UMBS, Pool SD8492, 5.00%, 01/01/2055	2.7
FNMA UMBS, Pool FA1962, 5.50%, 02/01/2055	2.5
FHLMC UMBS, Pool QD7607, 2.00%, 02/01/2052	2.5
FNMA UMBS, Pool FM8731, 2.00%, 09/01/2051	2.4
FNMA/FHLMC UMBS, 30 Year, Single Family, Pool, 2.50%, 10/25/2055	2.4
FNMA UMBS, Pool FA2752, 2.50%, 07/01/2052	2.1
FNMA/FHLMC UMBS, 30 Year, Single Family, Pool, 3.00%, 10/25/2055	1.9
FHLMC UMBS, Pool SL0810, 5.50%, 04/01/2055	1.8

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at (855) 937-0772, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents.

DoubleLine® is a registered trademark of DoubleLine Capital LP

©2025 DoubleLine Capital LP

DMBS925

Annual Shareholder Report

DoubleLine Commodity Strategy ETF

 NYSE Arca: DCMT   (Inception Date: January 31, 2024)

September 30, 2025

This annual shareholder report contains important information about the DoubleLine Commodity Strategy ETF  for the period of 10/1/2024 to 9/30/2025. You can find additional information about the Fund at doubleline.com/doubleline-exchange-traded-funds/. You can also request this information by contacting us at (855) 937-0772.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DCMT	$68	0.65%

How did the Fund perform last year?

For the 12-month period ended September 30, 2025, the DoubleLine Commodity Strategy ETF underperformed the Bloomberg Commodity Total Return Index return of 8.88% on a net asset value basis.

How did the Fund perform since inception?

The cost of a $10,000 investment line graph reflects a hypothetical $10,000 investment in the Fund. The line graph uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, management fees and other expenses were deducted.

Costs of a $10,000 Investment

DoubleLine Commodity Strategy ETF (DCMT) - $10,985
Bloomberg Commodity Total Return Index - $11,480
S&P 500® Index - $14,119
15,000
14,000
13,000
12,000
11,000
10,000
1/31/2024
9/30/2024
9/30/2025

	DoubleLine Commodity Strategy ETF (DCMT)	Bloomberg Commodity Total Return Index	S&P 500® Index
1/31/2024	$10,000	$10,000	$10,000
9/30/2024	$10,116	$10,544	$12,006
9/30/2025	$10,985	$11,480	$14,119

What factors influenced performance?

The Fund was allocated to the Barclays Backwardation Tilt Multi-Strategy Index, which the Fund gained exposure to through the use of swap contracts. The biggest contributors by sector to Fund performance were precious metals and livestock. The biggest detractors were energy and agriculture. The Fund’s use of derivative instruments to gain exposure to commodities facilitated investment of the Fund’s remaining assets in U.S. Treasuries, which increased in value.

Positioning

The Fund had diversified exposure to commodities in all sectors, including industrial metals, energy, livestock, agriculture and precious metals. The Fund was also positioned on average farther out on the commodity futures curve relative to the index.

Top Contributors

  Gold

  Coffee

  Live cattle

Top Detractors

  Soybean meal

  Sugar

  Natural gas

Annual Performance (%)

	1 Year	Since Inception January 31, 2024
Total Return based on NAV	8.44%	5.69%
Bloomberg Commodity Total Return Index	8.88%	8.64%
S&P 500® Index	17.60%	23.01%

Performance data quoted represents past performance and does not guarantee future results. The performance data in the above table and line graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Key Fund Statistics

  Net Assets$21,583,063
  Number of Portfolio Holdings5
  Portfolio Turnover Rate82%
  Net Investment Advisory Fees$141,412

What did the Fund invest in?

Collateral (% of Net Assets)

Treasury Bills	89.5
Cash	10.5

Commodity Exposure (% of Net Assets)

Energy	40.4
Agriculture	24.4
Precious Metals	12.8
Livestock	11.6
Industrial Metals	10.8
The Fund gained exposure to these allocations through the use of swap contracts.

Top Holdings (% of Net Assets)

U.S. Treasury Bills, 0.00%, 11/06/2025	51.7
U.S. Treasury Bills, 0.00%, 11/13/2025	37.8
JPMorgan U.S. Government Money Market Fund - Class IM, 4.09%	5.5
Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class, 4.05%	5.5

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at (855) 937-0772, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents.

DoubleLine® is a registered trademark of DoubleLine Capital LP

©2025 DoubleLine Capital LP

DCMT925

Annual Shareholder Report

DoubleLine Fortune 500 Equal Weight ETF

 NYSE Arca: DFVE   (Inception Date: January 31, 2024)

September 30, 2025

This annual shareholder report contains important information about the DoubleLine Fortune 500 Equal Weight ETF  for the period of 10/1/2024 to 9/30/2025. You can find additional information about the Fund at doubleline.com/doubleline-exchange-traded-funds/. You can also request this information by contacting us at (855) 937-0772.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DFVE	$21	0.20%

How did the Fund perform last year?

For the 12-month period ended September 30, 2025, the DoubleLine Fortune 500 Equal Weight ETF underperformed the Barclays Fortune 500 Equal Weighted Total Return Index return of 10.48% on a net asset value basis. The Fund outperformed the S&P 500 Equal Weight Index return of 7.85% on a net asset value basis. The Fund underperformed the S&P 500® Index return of 17.60% on a net asset value basis.

How did the Fund perform since inception?

The cost of a $10,000 investment line graph reflects a hypothetical $10,000 investment in the Fund. The line graph uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, management fees and other expenses were deducted.

Costs of a $10,000 Investment

DoubleLine Fortune 500 Equal Weight ETF (DFVE) - $12,893
Barclays Fortune 500 Equal Weighted Total Return Index - $12,960
S&P 500 Equal Weight Index - $12,522
13,000
12,000
11,000
10,000
1/31/2024
9/30/2024
9/30/2025

	DoubleLine Fortune 500 Equal Weight ETF (DFVE)	Barclays Fortune 500 Equal Weighted Total Return Index	S&P 500 Equal Weight Index
1/31/2024	$10,000	$10,000	$10,000
9/30/2024	$11,697	$11,730	$11,611
9/30/2025	$12,893	$12,960	$12,522

What factors influenced performance?

Fund performance was influenced by the performance of the U.S. equities market. The Fund’s outperformance versus the S&P 500 Equal Weight Index was driven by compositional differences between Barclays Fortune 500 Equal Weighted Total Return Index allocations, which the Fund is guided by, and S&P 500 Equal Weight Index allocations. The underperformance of the Fund versus the S&P 500® Index was due to the top-heavy nature of the index and the outperformance of artificial intelligence names, particularly NVDA, Nvidia Corp.

Positioning

The Fund was positioned in a diversified fashion during the period in the Barclays Fortune 500 Equal Weighted Total Return Index, with over 450 unique securities with an equal allocation of capital to each security during quarterly rebalances.

Top Contributors

  SATS, EchoStar Corp.

  WDC, Western Digital Corp.

  WBD, Warner Bros Discovery Inc.

Top Detractors

  CE, Celanese Corp.

  OMI, Owens & Minor Inc.

  QVCGA, QVC Group Inc.

Annual Performance (%)

	1 Year	Since Inception January 31, 2024
Total Return based on NAV	10.20%	16.44%
Barclays Fortune 500 Equal Weighted Total Return Index	10.48%	16.84%
S&P 500 Equal Weight Index	7.85%	14.46%

Performance data quoted represents past performance and does not guarantee future results. The performance data in the above table and line graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Key Fund Statistics

  Net Assets$16,988,736
  Number of Portfolio Holdings451
  Portfolio Turnover Rate17%
  Net Investment Advisory Fees$29,255

What did the Fund invest in?

Sector Breakdown (% of Net Assets)

Industrials	17.2
Consumer Discretionary	15.6
Financials	15.0
Health Care	10.1
Information Technology	9.9
Consumer Staples	8.9
Materials	5.8
Energy	5.5
Utilities	5.4
Communication Services	5.1
Real Estate	1.3
Short-Term Investment	0.1
Other	0.1

Portfolio Characteristics

Median Market Cap ($B)	$33.71
Average Mkt Cap ($B)	$122.70
Price-to-EarningsFootnote Reference1	16.66%
Price-to-Book	2.58%
Footnote Reference1 Forward 12-Month Price-to-Earnings Ratio.

Top Holdings (% of Net Assets)

EchoStar Corp. - Class A	0.6
Dick's Sporting Goods, Inc.	0.4
Warner Bros Discovery, Inc.	0.4
Western Digital Corp.	0.3
Micron Technology, Inc.	0.3
United Natural Foods, Inc.	0.3
Intel Corp.	0.3
Macy's, Inc.	0.3
Lam Research Corp.	0.3
Lumen Technologies, Inc.	0.3

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at (855) 937-0772, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents.

DoubleLine® is a registered trademark of DoubleLine Capital LP

©2025 DoubleLine Capital LP

DFVE925

Annual Shareholder Report

DoubleLine Multi-Sector Income ETF

 NYSE Arca: DMX   (Inception Date: November 29, 2024)

September 30, 2025

This annual shareholder report contains important information about the DoubleLine Multi-Sector Income ETF  for the period of 11/29/2024 to 9/30/2025. You can find additional information about the Fund at doubleline.com/doubleline-exchange-traded-funds/. You can also request this information by contacting us at (855) 937-0772.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference**
DMX	$42	0.49%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from inception date through September 30, 2025. Expenses would be higher if the Fund had been in operations for the full year.
Footnote**	Annualized

How did the Fund perform last year?

From inception through September 30, 2025, the DoubleLine Multi-Sector Income ETF outperformed the benchmark Bloomberg US Universal Total Return Index return of 4.70% on a net asset value basis.

How did the Fund perform since inception?

The cost of a $10,000 investment line graph reflects a hypothetical $10,000 investment in the Fund. The line graph uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, management fees and other expenses were deducted.

Costs of a $10,000 Investment

DoubleLine Multi-Sector Income ETF (DMX) - $10,602
Bloomberg US Universal Total Return Index - $10,470
11,000
10,000
9,000
11/29/2024
12/31/2024
3/31/2025
6/30/2025
9/30/2025

	DoubleLine Multi-Sector Income ETF (DMX)	Bloomberg US Universal Total Return Index
11/29/2024	$10,000	$10,000
12/31/2024	$10,047	$9,849
3/31/2025	$10,107	$10,111
6/30/2025	$10,385	$10,252
9/30/2025	$10,602	$10,470

What factors influenced performance?

Performance of the Fund was driven by rallying interest rates and credit spreads along with robust interest income from the Fund’s credit-related holdings.

Positioning

The Fund used a diversified mix of securitized and nonsecuritized fixed-income credit sectors. Specifically, domestic high yield bonds, bank loans, and non-Agency residential and non-Agency commercial mortgage-backed securities made up the majority of Fund assets. The Fund was generally positioned with a lower duration than the benchmark while enjoying a strong relative yield advantage.

Top Contributors

  Collateralized loan obligations

  Asset-backed securities

Top Detractors

  U.S. Treasuries. Although this allocation generated positive returns, Treasuries were relative performance laggards.

Annual Performance (%)

Since Inception November 29, 2024
Total Return based on NAV	5.81%
Bloomberg US Universal Total Return Index	4.70%

Performance data quoted represents past performance and does not guarantee future results. The performance data in the above table and line graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Key Fund Statistics

  Net Assets$53,645,976
  Number of Portfolio Holdings424
  Portfolio Turnover Rate54%
  Net Investment Advisory Fees$146,181

What did the Fund invest in?

Sector Breakdown (% of Net Assets)

US Corporate Bonds	38.2
Bank Loans	26.4
Non-Agency Residential Collateralized Mortgage Obligations	10.3
Non-Agency Commercial Mortgage Backed Obligations	8.7
Collateralized Loan Obligations	6.2
Short-Term Investments	6.0
Asset Backed Obligations	3.5
Foreign Corporate Bonds	3.4
Other	-2.7

Credit Quality Breakdown (% of Net Assets)

Investment Grade	33.6
Below Investment Grade	61.8
Unrated	1.3
Other	3.3
Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings, if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Top Holdings (% of Net Assets)

Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class, 4.05%	3.0
JPMorgan U.S. Government Money Market Fund - Class IM, 4.09%	3.0
Bain Capital Credit CLO, Series 2018-2A-DR (CME Term SOFR 3 Month + 2.95%, 2.95% Floor), 7.28%, 07/19/2031	1.9
Verus Securitization Trust, Series 2025-5-B1, 7.06%, 06/25/2070	1.4
Verus Securitization Trust, Series 2025-6-B1, 6.87%, 07/25/2070	1.4
Verus Securitization Trust, Series 2024-9-B1, 6.85%, 11/25/2069	1.2
Verus Securitization Trust, Series 2025-2-B1, 6.97%, 03/25/2070	1.2
OBX Trust, Series 2024-NQM18-M1, 6.17%, 10/25/2064	1.2
OBX Trust, Series 2024-NQM17-M1, 6.65%, 11/25/2064	1.1
Verus Securitization Trust, Series 2025-1-B1, 7.01%, 01/25/2070	0.9

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at (855) 937-0772, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents.

DoubleLine® is a registered trademark of DoubleLine Capital LP

©2025 DoubleLine Capital LP

DMX925

Annual Shareholder Report

DoubleLine Asset-Backed Securities ETF

 NYSE Arca: DABS   (Inception Date: February 28, 2025)

September 30, 2025

This annual shareholder report contains important information about the DoubleLine Asset-Backed Securities ETF  for the period of 2/28/2025 to 9/30/2025. You can find additional information about the Fund at doubleline.com/doubleline-exchange-traded-funds/. You can also request this information by contacting us at (855) 937-0772.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference**
DABS	$23	0.39%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from inception date through September 30, 2025. Expenses would be higher if the Fund had been in operations for the full year.
Footnote**	Annualized

How did the Fund perform last year?

From inception through September 30, 2025, the DoubleLine Asset-Backed Securities ETF outperformed the benchmark ICE BofA U.S. Fixed-Rate Asset-Backed Securities Index return of 3.04% on a net asset value basis.

How did the Fund perform since inception?

The cost of a $10,000 investment line graph reflects a hypothetical $10,000 investment in the Fund. The line graph uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, management fees and other expenses were deducted.

Costs of a $10,000 Investment

DoubleLine Asset-Backed Securities ETF (DABS) - $10,449
ICE BofA U.S. Fixed-Rate Asset-Backed Securities Index - $10,304
Bloomberg US Agg 1-5 Yr USD Unhedged - $10,334
Bloomberg US Aggregate Bond Index - $10,330
11,000
10,000
9,000
2/28/2025
3/31/2025
4/30/2025
5/31/2025
6/30/2025
7/31/2025
8/31/2025
9/30/2025

	DoubleLine Asset-Backed Securities ETF (DABS)	ICE BofA U.S. Fixed-Rate Asset-Backed Securities Index	Bloomberg US Agg 1-5 Yr USD Unhedged	Bloomberg US Aggregate Bond Index
2/28/2025	$10,000	$10,000	$10,000	$10,000
3/31/2025	$10,031	$10,021	$10,049	$10,004
4/30/2025	$10,069	$10,067	$10,138	$10,043
5/31/2025	$10,114	$10,083	$10,117	$9,971
6/30/2025	$10,242	$10,160	$10,201	$10,124
7/31/2025	$10,269	$10,174	$10,194	$10,098
8/31/2025	$10,397	$10,270	$10,304	$10,219
9/30/2025	$10,449	$10,304	$10,334	$10,330

What factors influenced performance?

Performance of the Fund was driven by interest rate moves, as rates declined sharply across the short-to-intermediate sections of the U.S. Treasury curve.

Positioning

The Fund maintained a diverse mix of asset-backed security exposures, with the largest allocations consisting of data infrastructure, aviation and consumer-related debt. These sectors offered attractive levels of interest income while the Fund sought to provide structural protections such as credit support.

Top Contributors

  Aircraft asset-backed securities

  Data infrastructure asset-backed securities

Top Detractors

  Commercial solar asset-backed securities. Although this allocation generated positive returns, commercial solar asset-backed securities were relative performance laggards.

Annual Performance (%)

Since Inception February 28, 2025
Total Return based on NAV	4.35%
ICE BofA U.S. Fixed-Rate Asset-Backed Securities Index	3.04%
Bloomberg US Agg 1-5 Yr USD Unhedged	3.34%
Bloomberg US Aggregate Bond Index	3.30%

Performance data quoted represents past performance and does not guarantee future results. The performance data in the above table and line graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Key Fund Statistics

  Net Assets$73,445,510
  Number of Portfolio Holdings101
  Portfolio Turnover Rate31%
  Net Investment Advisory Fees$115,620

What did the Fund invest in?

Sector Breakdown (% of Net Assets)

Data Infrastructure	22.94
Consumer Loans	20.79
Aircraft	20.47
Whole Business	11.57
Auto Loans	8.81
Residential Solar	5.35
Home Improvement	3.85
Student Loans	1.93
Other	1.52
Cash	1.00
Commercial Solar	0.68
Timeshare	0.49
Container	0.47
Railcar	0.13

Credit Quality Breakdown (% of Net Assets)

AAA	8.7
AA	10.0
A	34.4
BBB	45.0
Not Rated	0.9
Other	1.0
Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings, if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Top Holdings (% of Net Assets)

EWC Master Issuer LLC, Series 2022-1A-A2, 5.50%, 03/15/2052	2.9
Lunar Structured Aircraft Portfolio Notes, Series 2021-1-B, 3.43%, 10/15/2046	2.1
Sabey Data Center Issuer LLC, Series 2025-2-A2, 5.97%, 04/20/2050	2.1
Carvana Auto Receivables Trust, Series 2021-P2-C, 1.60%, 06/10/2027	2.1
Cherry Securitization Trust, Series 2024-1A-A, 5.70%, 04/15/2032	2.1
Affirm Asset Securitization Trust, Series 2024-B-A, 4.62%, 09/15/2029	2.1
Upstart Securitization Trust, Series 2025-3-B, 5.02%, 09/20/2035	2.0
Upstart Securitization Trust, Series 2025-3-C, 5.43%, 09/20/2035	2.0
QTS Issuer ABS II LLC, Series 2025-1A-B, 5.78%, 10/05/2055	2.0
Castlelake Aircraft Structured Trust, Series 2025-1A-B, 6.50%, 02/15/2050	2.0

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at (855) 937-0772, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents.

DoubleLine® is a registered trademark of DoubleLine Capital LP

©2025 DoubleLine Capital LP

DABS925

(b)           Not applicable.

Item 2. Code of Ethics.

As of the end of the period, September 30, 2025, the Registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR that applies to its principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third-party (the “Code of Ethics”). During the period covered by this report, no substantive amendments were made to the Code of Ethics.  During the period covered by this report, there have been no waivers granted under the Code of Ethics.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR), serving on its audit committee. John C. Salter is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

Item 4. Principal Accountant Fees and Services.

Aggregate fees for professional services rendered for DoubleLine ETF Trust by Deloitte & Touche LLP (“Deloitte”) for the fiscal years ended September 30, 2024 and September 30, 2025 were:

	2024	2025
Audit Fees(a)	$164,000	$180,000
Audit Related Fees(b)	0	0
Tax Fees(c)	$67,990	$97,350
All Other Fees(d)	0	0
Total:	$231,990	$277,350

(a)           Audit Fees: These fees relate to professional services rendered by Deloitte for the audit of the Registrant’s annual financial statement or services normally provided by the independent registered public accounting firm in connection with statutory and regulatory filing or engagements.  These services include the audits of the financial statements of the Registrant and issuance of consents.

(b)           Audit Related Fees: These fees relate to assurance and related services by Deloitte related to audit services in connection with the September 30, 2024 and September 30, 2025 annual financial statement.

(c)           Tax Fees: These fees relate to professional services rendered by Deloitte for tax compliance, tax advice and tax planning.

(d)           All Other Fees: These fees relate to products and services provided by Deloitte other than those reported under “Audit Fees,” “Audit-Related Fees,” and “Tax Fees” above.

(e)(1)      Per Rule 2-01(c)(7)(A) and the charter of the Registrant’s Audit Committee, the Audit Committee approves and recommends the principal accountant for the Registrant, pre-approves (i) the principal accountant’s provision of all audit and permissible non-audit services to the Registrant (including the fees and other compensation to be paid to the principal accountant), and (ii) the principal accountant’s provision of any permissible non-audit services to the Registrant’s investment adviser (the “Adviser”), sub-adviser or any entity controlling, controlled by, or under common control with any investment adviser or sub-adviser, if the engagement relates directly to the operations of the financial reporting of the Trust.

(e)(2)      None of the services described in each of Items 4(b) through (d) were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)             Not Applicable.

(g)           The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the fiscal year ended September 30, 2024 and September 30, 2025 were $67,990 and $97,350, respectively.

(h)           Not applicable.

(i)            Not applicable.

(j)            Not applicable.

Item 5. Audit Committee of Listed Registrants.
(a)           The Registrant is an issuer as defined in Section 10A-3 of the Securities Exchange Act of 1934 and has a separately-designated standing Audit Committee in accordance with Section 3(a)(58)(A) of such Act.  All of the Board’s independent Trustees, William A. Odell, Yury Friedman, Joseph A. Ciprari and John C. Salter, are members of the Audit Committee.
(b)           Not Applicable.

Item 6. Investments

(a)           The Registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b)           Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)           Copy of the most recent financial statements:

(b)           Included as part of the financial statements filed under Item 7(a) of this Form.

Annual Financial Statements and
Other Information
September 30, 2025
DoubleLine Opportunistic Core Bond ETF
NYSE ARCA: DBND
DoubleLine Shiller CAPE® U.S. Equities ETF
NYSE ARCA: CAPE
DoubleLine Commercial Real Estate ETF
NYSE ARCA: DCRE
DoubleLine Mortgage ETF
NYSE ARCA: DMBS
DoubleLine Commodity Strategy ETF
NYSE ARCA: DCMT
DoubleLine Fortune 500 Equal Weight ETF
NYSE ARCA: DFVE
DoubleLine Multi-Sector Income ETF
NYSE ARCA: DMX
DoubleLine Asset-Backed Securities ETF
NYSE ARCA: DABS
DoubleLine | | 2002 North Tampa Street, Suite 200 | | Tampa, FL 33602 | | (813) 791-7333
ETFinfo@doubleline.com | | www.doubleline.com

Annual Financial Statements and Other Information
|
September 30, 2025

Table of Contents
Page
Schedules of Investments 4
Statements of Assets and Liabilities 63
Statements of Operations 65
Statements of Changes in Net Assets 67
Financial Highlights 71
Notes to Financial Statements 79
Report of Independent Registered Public Accounting Firm 103
Federal Tax Information 105
Privacy Policy 106
Form N-CSR – Items 8-11 110

Schedule of Investments DoubleLine Opportunistic Core Bond ETF
September 30, 2025

DoubleLine ETF Trust
The accompanying notes are an integral part of these financial statements.
P RINCIPAL
A MOUNT
$/S HARES
S ECURITY
D ESCRIPTION R ATE M ATURITY V ALUE $
ASSET BACKED OBLIGATIONS 8.7%
Aaset LLC ,
428,445 Series 2022-1A-A 6.00%
(a)
05/16/2047 437,003
Aaset Ltd. ,
650,998 Series 2024-2A-B 6.61%
(a)
09/16/2049 679,372
Aaset Trust ,
396,121 Series 2021-2A-A 2.80%
(a)
01/15/2047 375,534
251,418 Series 2024-1A-A1 6.26%
(a)
05/16/2049 261,420
443,135 Series 2024-1A-B 6.90%
(a)
05/16/2049 460,309
593,229 Series 2025-1A-A 5.94%
(a)
02/16/2050 612,638
Affirm Asset Securitization Trust ,
299,403 Series 2024-X1-B 6.34%
(a)
05/15/2029 299,710
975,000 Series 2025-X1-B 5.19%
(a)
04/15/2030 978,926
Affirm Master Trust ,
1,250,000 Series 2025-1A-C 5.28%
(a)
02/15/2033 1,258,809
Aligned Data Centers Issuer LLC ,
600,000 Series 2023-1A-A2 6.00%
(a)
08/17/2048 606,385
AMSR Trust ,
2,100,000 Series 2023-SFR2-A 3.95%
(a)
06/17/2040 2,075,942
Avant Loans Funding Trust ,
600,000 Series 2024-REV1-B 6.17%
(a)
10/15/2033 610,593
1,300,000 Series 2025-REV1-C 6.06%
(a)
05/15/2034 1,316,405
Business Jet Securities LLC ,
416,781 Series 2024-2A-B 5.75%
(a)
09/15/2039 417,635
Castlelake Aircraft Structured Trust ,
477,109 Series 2025-1A-A 5.78%
(a)
02/15/2050 486,545
Cherry Securitization Trust ,
550,000 Series 2025-1A-A 6.13%
(a)
11/15/2032 559,343
Cloud Capital Holdco LP ,
500,000 Series 2024-2A-A2 5.92%
(a)
11/22/2049 510,896
Cologix Data Centers US Issuer LLC ,
750,000 Series 2021-1A-A2 3.30%
(a)
12/26/2051 732,332
Compass Datacenters Issuer II LLC ,
500,000 Series 2024-1A-B 7.00%
(a)
02/25/2049 513,867
250,000 Series 2024-2A-B2 6.00%
(a)
08/25/2049 251,599
Compass Datacenters Issuer III LLC ,
1,000,000 Series 2025-2A-A2 5.84%
(a)
02/25/2050 1,029,268
CyrusOne Data Centers Issuer I LLC ,
500,000 Series 2023-1A-A2 4.30%
(a)
04/20/2048 491,314
500,000 Series 2024-2A-A2 4.50%
(a)
05/20/2049 492,190
DataBank Issuer ,
500,000 Series 2023-1A-A2 5.12%
(a)
02/25/2053 499,522
Dividend Solar Loans LLC ,
378,052 Series 2018-1-B 4.29%
(a)
07/20/2038 349,615
EWC Master Issuer LLC ,
483,750 Series 2022-1A-A2 5.50%
(a)
03/15/2052 478,057
ExteNet Issuer LLC ,
500,000 Series 2024-1A-B 6.15%
(a)
07/25/2054 507,745
GoodLeap Home Improvement Solutions Trust ,
900,000 Series 2025-2A-B 5.98%
(a)
06/20/2049 917,166
Hilton Grand Vacations Trust ,
109,663 Series 2022-1D-C 4.69%
(a)
06/20/2034 109,466
Horizon Aircraft Finance IV Ltd. ,
475,000 Series 2024-1-A 5.38%
(a)
09/15/2049 482,703
Hyundai Auto Receivables Trust ,
950,000 Series 2024-C-B 4.67% 01/15/2031 963,180
Invitation Homes Trust ,
1,167,000 Series 2024-SFR1-D 4.25%
(a)
09/17/2041 1,124,031
Jack in the Box Funding LLC ,
232,500 Series 2022-1A-A2II 4.14%
(a)
02/26/2052 208,488
Lendbuzz Securitization Trust ,
152,562 Series 2022-1A-A 4.22%
(a)
05/17/2027 152,360
Lmrk Issuer Co. LLC ,
1,000,000 Series 2025-1A-A 5.52%
(a)
09/15/2055 1,006,269
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Lunar Structured Aircraft Portfolio Notes ,
671,389 Series 2021-1-A 2.64%
(a)
10/15/2046 637,417
Mosaic Solar Loan Trust ,
440,437 Series 2018-2GS-A 4.20%
(a)
02/22/2044 412,854
528,919 Series 2024-1A-A 5.50%
(a)
09/20/2049 513,108
Pagaya AI Debt Trust ,
164,830 Series 2024-1-A 6.66%
(a)
07/15/2031 165,929
Pret LLC ,
1,486,965 Series
2024-NPL6-A1 5.93%
(a)(b)
10/25/2054 1,491,337
978,104 Series
2025-NPL7-A1 5.66%
(a)(b)
07/25/2055 981,742
PRET LLC ,
1,604,384 Series
2025-NPL2-A1 5.84%
(a)(b)
03/25/2055 1,612,245
Progress Residential Trust ,
2,675,330 Series 2024-SFR2-A 3.30%
(a)
04/17/2041 2,574,110
2,500,000 Series 2024-SFR4-C 3.33%
(a)
07/17/2041 2,357,484
QTS Issuer ABS II LLC ,
1,000,000 Series 2025-1A-B 5.78%
(a)
10/05/2055 996,252
Retained Vantage Data Centers Issuer LLC ,
500,000 Series 2023-1A-B 5.75%
(a)
09/15/2048 501,866
Sabey Data Center Issuer LLC ,
650,000 Series 2024-1-A2 6.00%
(a)
04/20/2049 661,296
Scalelogix Abs Us Issuer LLC ,
1,000,000 Series 2025-1A-B 6.16%
(a)
07/25/2055 998,984
SEB Funding LLC ,
498,750 Series 2021-1A-A2 4.97%
(a)
01/30/2052 493,652
SERVPRO Master Issuer LLC ,
492,500 Series 2024-1A-A2 6.17%
(a)
01/25/2054 509,679
SMB Private Education Loan Trust ,
399,837 Series 2021-A-B 2.31%
(a)
01/15/2053 391,368
SoFi Consumer Loan Program Trust ,
500,000 Series 2025-1-C 5.42%
(a)
02/27/2034 507,900
1,500,000 Series 2025-2-B 4.97%
(a)
06/25/2034 1,517,065
500,000 Series 2025-3-C 5.04%
(a)
08/15/2034 503,284
Subway Funding LLC ,
297,750 Series 2024-1A-A23 6.51%
(a)
07/30/2054 311,514
397,000 Series 2024-3A-A23 5.91%
(a)
07/30/2054 396,905
Switch ABS Issuer LLC ,
500,000 Series 2024-2A-B 6.20%
(a)
06/25/2054 506,549
Textainer Marine Containers VII Ltd. ,
314,154 Series 2024-1A-A 5.25%
(a)
08/20/2049 315,839
Theorem Funding Trust ,
9,910 Series 2023-1A-A 7.58%
(a)
04/15/2029 9,922
TierPoint Issuer LLC ,
83,333 Series 2023-1A-A2 6.00%
(a)
06/25/2053 83,472
Tricon Residential Trust ,
2,000,000 Series 2024-SFR3-C 5.25%
(a)
08/17/2041 1,997,910
1,108,000 Series 2025-SFR2-A 5.20%
(a)
08/17/2044 1,125,391
Upstart Securitization Trust ,
900,000 Series 2025-2-A2 5.22%
(a)
06/20/2035 905,368
USQ Rail III LLC ,
487,625 Series 2024-1A-A 4.99%
(a)
09/28/2054 488,389
VCAT LLC ,
804,232 Series
2025-NPL1-A1 5.88%
(a)(b)
01/25/2055 806,557
VOLT C LLC ,
31,885 Series
2021-NP10-A1 5.99%
(a)(b)
05/25/2051 31,895
149,801 Series
2021-NPL9-A1 5.99%
(a)(b)
05/25/2051 149,868

Annual Financial Statements and Other Information
|
September 30, 2025

The accompanying notes are an integral part of these financial statements.
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Washington Mutual WMABS Trust ,
3,486,991 Series 2007-HE2-
2A2 (CME Term
SOFR 1 Month
+ 0.55%, 0.44%
Floor ) 4.71% 02/25/2037 1,095,894
Zayo Issuer LLC ,
385,000 Series 2025-1A-B 6.09%
(a)
03/20/2055 393,818
Total Asset Backed Obligations
(Cost $47,504,764) 48,703,500
BANK LOANS 2.4%
1261229 BC Ltd. ,
24,938 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
6.25% ) 10.41% 10/08/2030 24,634
AAdvantage Loyalty IP Ltd. ,
89,775 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.25% ) 7.58% 05/28/2032 90,280
Acrisure LLC ,
143,725 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.00% ) 7.16% 11/06/2030 143,658
Acuris Finance U.S., Inc. ,
52,981 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.75% ) 7.75% 02/16/2028 53,064
ADMI Corp. ,
98,684 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.75%, 0.50%
Floor ) 8.03% 12/23/2027 93,725
AI Aqua Merger Sub, Inc. ,
227,508 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.00%, 0.50%
Floor ) 7.28% 07/31/2028 228,214
Alera Group, Inc. ,
90,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.25% ) 7.41% 05/31/2032 90,437
Allied Universal Holdco LLC ,
90,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.25% ) 7.51% 08/20/2032 90,440
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Altice France SA ,
169,622 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
5.50% ) 9.82% 08/15/2028 164,534
American Axle & Manufacturing, Inc. ,
80,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 12 Month +
3.25% ) 7.41% 09/20/2032 79,700
AmWINS Group, Inc. ,
129,274 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 2.25%, 0.75%
Floor ) 6.25% 01/30/2032 129,358
Applied Systems, Inc. ,
10,000 Senior Secured
Second Lien Term
Loan (CME Term
SOFR 3 Month +
4.50% ) 8.50% 02/23/2032 10,262
Apro LLC ,
114,124 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.75% ) 7.94% 07/09/2031 114,209
Ardonagh Group Finco Pty. Ltd. ,
124,688 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.75% ) 6.75% 02/18/2031 124,324
Ascend Learning LLC ,
233,809 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.00%, 0.50%
Floor ) 7.16% 12/11/2028 233,821
Aspire Bakeries Holdings LLC ,
59,549 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.50% ) 7.66% 12/23/2030 59,977
Asurion LLC ,
73,928 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.25% ) 8.51% 08/21/2028 74,247
19,950 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.25% ) 8.41% 09/19/2030 19,848

DoubleLine ETF Trust
Schedule of Investments DoubleLine Opportunistic Core Bond ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
September 30, 2025
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
AthenaHealth Group, Inc. ,
259,348 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 2.75%, 0.50%
Floor ) 6.91% 02/15/2029 259,159
Aveanna Healthcare LLC ,
105,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 12 Month +
3.75% ) 7.73% 09/10/2032 105,107
Bausch + Lomb Corp. ,
29,400 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.00% ) 8.16% 09/29/2028 29,437
204,488 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.25% ) 8.41% 01/15/2031 204,871
BCPE Empire Holdings, Inc. ,
127,837 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.25%, 0.50%
Floor ) 7.41% 12/11/2030 127,752
Boots Group Bidco Ltd. (The) ,
75,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.50% ) 7.70% 08/30/2032 75,297
Boxer Parent Co., Inc. ,
159,200 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.00% ) 7.20% 07/30/2032 159,125
Camelot U.S. Acquisition LLC ,
41,845 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.75% ) 6.91% 01/31/2031 41,636
80,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.25% ) 7.41% 01/31/2031 80,012
Cengage Learning, Inc. ,
29,626 Senior Secured
First Lien Term
Loan (TSFR1M
+ 3.5%; TSFR3M
+ 3.5% + 0.00%,
1.00% Floor ) 7.69% 03/24/2031 29,586
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Clarios Global LP ,
230,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.75% ) 6.91% 01/28/2032 230,431
Clearwater Analytics LLC ,
15,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 6 Month +
2.25% ) 6.46% 04/21/2032 15,056
Cloud Software Group, Inc. ,
54,775 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.25% ) 7.48% 03/21/2031 55,044
Clydesdale Acquisition Holdings, Inc. ,
63,029 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.18%, 0.50%
Floor ) 7.34% 04/13/2029 63,015
Colossus Acquireco LLC ,
245,000 Senior Secured
First Lien Term
Loan (TSFR1D +
1.75% ) 6.05% 07/30/2032 243,775
CommScope, Inc. ,
257,834 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.75% ) 8.91% 12/18/2029 261,321
Construction Partners, Inc. ,
69,475 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.50% ) 6.66% 11/03/2031 69,733
Corpay Technologies Operating Co. LLC ,
19,850 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
1.75% ) 5.91% 04/28/2028 19,841
Cotiviti, Inc. ,
83,581 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.75% ) 7.03% 05/01/2031 82,257
90,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.75% ) 7.03% 03/29/2032 88,538
Crown Finance U.S., Inc. ,
79,600 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.50% ) 8.78% 12/02/2031 79,536

Annual Financial Statements and Other Information
|
September 30, 2025

The accompanying notes are an integral part of these financial statements.
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
CSC Holdings LLC ,
19,586 Senior Secured
First Lien Term
Loan (US Prime
Rate + 1.50% ) 8.75% 04/15/2027 18,998
144,936 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.50% ) 8.65% 01/18/2028 144,364
Cube A&D Buyer, Inc. ,
228,850 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.25% ) 7.58% 10/18/2031 230,137
Deep Blue Operating I LLC ,
90,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 12 Month +
3.25% ) 7.01% 09/17/2032 90,225
DexKo Global, Inc. ,
54,476 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.75%, 0.50%
Floor ) 8.18% 10/04/2028 53,802
DG Investment Intermediate Holdings 2, Inc. ,
225,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.75% ) 7.91% 07/09/2032 226,032
DIRECTV Financing LLC ,
1,135 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 5.00%, 0.75%
Floor ) 9.57% 08/02/2027 1,137
EAB Global, Inc. ,
49,299 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.00% ) 7.16% 08/16/2030 48,159
Eagle Parent Corp. ,
143,299 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 4.25%, 0.50%
Floor ) 8.25% 04/02/2029 143,388
Edelman Financial Engines Center LLC (The) ,
35,000 Senior Secured
Second Lien Term
Loan (CME Term
SOFR 1 Month +
5.25% ) 9.41% 10/20/2028 35,120
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
EG America LLC ,
30,260 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.50% ) 7.70% 02/07/2028 30,473
EMRLD Borrower LP ,
64,351 Senior Secured
First Lien Term
Loan (CME Term
SOFR 6 Month +
2.25% ) 6.12% 08/04/2031 64,142
Fertitta Entertainment LLC ,
141,628 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.25%, 0.50%
Floor ) 7.41% 01/29/2029 141,584
Finastra USA, Inc. ,
45,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
4.00% ) 8.04% 09/15/2032 44,863
Flutter Financing BV ,
34,913 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.00% ) 6.00% 06/04/2032 34,930
Focus Financial Partners LLC ,
248,450 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.75% ) 6.91% 09/15/2031 248,790
Freeport LNG Investments LLLP ,
100,220 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.25% ) 7.58% 12/21/2028 100,391
Froneri International Ltd. ,
255,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 12 Month +
2.50% ) 6.59% 07/16/2032 254,767
Gainwell Acquisition Corp. ,
204,682 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 4.00%, 0.75%
Floor ) 8.10% 10/01/2027 201,816
Garda World Security Corp. ,
158,699 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.00% ) 7.17% 02/01/2029 159,096

DoubleLine ETF Trust
Schedule of Investments DoubleLine Opportunistic Core Bond ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
September 30, 2025
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
GBT U.S. III LLC ,
39,700 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.50% ) 6.81% 07/25/2031 39,833
Gen Digital, Inc. ,
99,750 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
1.75% ) 6.07% 04/16/2032 99,451
GFL Environmental Services, Inc. ,
125,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.50% ) 6.67% 03/03/2032 125,125
GIP Pilot Acquisition Partners LP ,
19,483 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.00% ) 6.29% 10/04/2030 19,495
Golden State Foods LLC ,
49,613 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
4.25% ) 8.25% 12/04/2031 49,797
Grant Thornton Advisors LLC ,
85,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.00% ) 7.16% 06/02/2031 84,974
Great Outdoors Group LLC ,
67,935 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.25%, 0.75%
Floor ) 7.41% 01/23/2032 67,986
Green Infrastructure Partners, Inc. ,
230,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.75% ) 6.75% 09/24/2032 230,504
Hamilton Projects Acquiror LLC ,
14,010 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.50% ) 6.66% 05/30/2031 14,071
Herc Holdings, Inc. ,
30,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.00% ) 6.25% 06/02/2032 30,184
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Hexion Holdings Corp. ,
103,327 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 4.00%, 0.50%
Floor ) 8.14% 03/15/2029 103,309
Hightower Holding LLC ,
268,801 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.75% ) 7.07% 02/03/2032 268,971
HUB International Ltd. ,
63,670 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 2.25%, 0.75%
Floor ) 6.58% 06/20/2030 63,835
Hunter Douglas, Inc. ,
72,339 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 3.25%, 0.50%
Floor ) 7.25% 01/16/2032 72,527
Husky Injection Molding Systems Ltd. ,
138,060 Senior Secured
First Lien Term
Loan (TSFR1M +
3.75%; TSFR6M +
3.75% + 0.00% ) 7.92% 02/15/2029 138,596
INEOS U.S. Finance LLC ,
138,082 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.25% ) 7.41% 02/18/2030 125,482
INEOS U.S. Petrochem LLC ,
38,964 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.25% ) 8.51% 04/02/2029 35,392
49,750 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.25% ) 8.41% 10/07/2031 43,075
ION Platform Finance U.S., Inc. ,
170,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.75% ) 7.89% 09/30/2032 169,150
Kenan Advantage Group, Inc. (The) ,
69,823 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.25% ) 7.41% 01/25/2029 69,059

Annual Financial Statements and Other Information
|
September 30, 2025

The accompanying notes are an integral part of these financial statements.
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Lavender Dutch BorrowerCo BV ,
70,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 12 Month +
3.50% ) 7.26% 09/29/2032 70,131
LBM Acquisition LLC ,
168,232 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.75%, 0.75%
Floor ) 7.99% 06/06/2031 164,494
LC Ahab U.S. Bidco LLC ,
94,361 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.00% ) 7.16% 05/01/2031 94,449
Life Time, Inc. ,
49,750 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.00% ) 6.25% 11/05/2031 49,768
LifePoint Health, Inc. ,
138,655 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.75% ) 8.07% 05/19/2031 138,576
Lumen Technologies, Inc. ,
21,802 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.35% ) 6.78% 04/16/2029 21,696
Madison IAQ LLC ,
104,738 Senior Secured
First Lien Term
Loan (CME Term
SOFR 6 Month
+ 3.25%, 0.50%
Floor ) 7.45% 05/06/2032 105,369
Madison Safety & Flow LLC ,
28,933 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.50% ) 6.60% 09/26/2031 29,002
McAfee Corp. ,
59,251 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.00%, 0.50%
Floor ) 7.22% 03/01/2029 56,770
Meade Pipeline Co. LLC ,
90,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.00% ) 6.00% 09/17/2032 90,056
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Medline Borrower LP ,
49,501 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.00% ) 6.16% 10/23/2030 49,528
MH Sub I LLC ,
142,062 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 4.25%, 0.50%
Floor ) 8.41% 12/31/2031 131,052
Michaels Cos., Inc. (The) ,
29,844 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
4.25% ) 8.81% 04/17/2028 28,262
Mitchell International, Inc. ,
128,384 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.25%, 0.50%
Floor ) 7.41% 06/17/2031 128,412
25,000 Senior Secured
Second Lien Term
Loan (CME Term
SOFR 1 Month
+ 5.25%, 0.50%
Floor ) 9.41% 06/07/2032 24,831
MIWD Holdco II LLC ,
94,761 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.75% ) 7.07% 03/28/2031 95,228
MX Holdings U.S., Inc. ,
24,938 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.25% ) 6.41% 03/17/2032 25,000
NEP Group, Inc. ,
110,448 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.25% + 1.50%
PIK) 7.71% 08/19/2026 109,974
Nexstar Media, Inc. ,
109,725 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.50% ) 6.66% 06/28/2032 109,715
OneDigital Borrower LLC ,
118,800 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.00%, 0.50%
Floor ) 7.32% 07/02/2031 118,951

DoubleLine ETF Trust
Schedule of Investments DoubleLine Opportunistic Core Bond ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
September 30, 2025
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Ontario Gaming GTA LP ,
64,336 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 4.25%, 0.50%
Floor ) 8.24% 08/01/2030 62,928
OPAL U.S. LLC ,
200,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.25% ) 7.25% 03/31/2032 200,775
PetSmart LLC ,
75,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.00% ) 8.14% 08/18/2032 73,969
Pinnacle Buyer LLC ,
33,548 Senior Secured
First Lien Term
Loan (CME Term
SOFR 12 Month +
2.50% ) 6.75% 09/13/2032 33,632
Polaris Newco LLC ,
108,674 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 4.00%, 0.50%
Floor ) 8.57% 06/02/2028 104,969
Prime Security Services Borrower LLC ,
124,687 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
1.75% ) 6.00% 03/08/2032 123,703
Qnity Electronics, Inc. ,
195,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 12 Month +
2.00% ) 6.25% 08/12/2032 195,244
Quikrete Holdings, Inc. ,
24,438 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.25% ) 6.41% 03/19/2029 24,481
79,600 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.25% ) 6.41% 02/10/2032 79,640
Radiology Partners, Inc. ,
145,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
4.50% ) 8.80% 06/30/2032 144,925
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
RealPage, Inc. ,
29,850 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 3.75%, 0.50%
Floor ) 7.75% 04/24/2028 29,983
Resideo Funding, Inc. ,
130,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.00% ) 6.04% 08/13/2032 130,203
Sabre GLBL, Inc. ,
11,748 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.50%, 1.00%
Floor ) 7.78% 12/17/2027 11,185
31,359 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 6.00%, 1.00%
Floor ) 10.26% 11/15/2029 29,720
Savor Acquisition, Inc. ,
63,806 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.00% ) 7.32% 02/19/2032 64,259
Signia Aerospace LLC ,
109,427 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.75% ) 6.91% 12/11/2031 109,769
Six Flags Entertainment Corp. ,
39,500 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.00% ) 6.16% 05/01/2031 39,303
Spectris ,
50,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 12 Month +
3.00% ) 6.89% 09/24/2032 50,156
Staples, Inc. ,
34,912 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
5.75% ) 10.05% 08/23/2029 33,195
StubHub Holdco Sub LLC ,
102,019 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.75% ) 9.07% 03/15/2030 101,381

Annual Financial Statements and Other Information
|
September 30, 2025

The accompanying notes are an integral part of these financial statements.
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Team Health Holdings, Inc. ,
79,800 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
4.50% ) 8.80% 06/30/2028 79,750
Tecta America Corp. ,
79,800 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.00% ) 7.16% 02/18/2032 80,199
TKO Worldwide Holdings LLC ,
39,900 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.00% ) 6.04% 11/21/2031 40,005
TransDigm, Inc. ,
315,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.50% ) 6.50% 08/19/2032 315,016
Trucordia Insurance Holdings LLC ,
110,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.25% ) 7.41% 06/17/2032 110,412
Verde Purchaser LLC ,
44,712 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
4.00% ) 8.00% 11/30/2030 44,323
Vestis Corp. ,
89,094 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.25% ) 6.45% 02/24/2031 84,194
Victory Capital Holdings, Inc. ,
30,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 12 Month +
2.00% ) 6.00% 09/10/2032 29,981
Victra Holdings LLC ,
107,266 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.75% ) 7.91% 03/30/2029 107,618
Virgin Media Bristol LLC ,
105,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 6 Month +
3.18% ) 7.37% 03/31/2031 103,687
Voyager Parent LLC ,
155,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
4.75% ) 8.75% 07/01/2032 155,505
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Wand NewCo 3, Inc. ,
155,269 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.50% ) 6.66% 01/30/2031 154,921
WaterBridge Midstream Operating LLC ,
54,537 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.75% ) 9.03% 06/27/2029 54,677
White Cap Supply Holdings LLC ,
159,274 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.25% ) 7.42% 10/19/2029 159,487
WhiteWater Matterhorn Holdings LLC ,
25,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.25% ) 6.27% 06/16/2032 25,016
X Corp. ,
134,654 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
6.50% ) 10.96% 10/26/2029 132,279
Zayo Group Holdings, Inc. ,
117,191 Senior Secured
First Lien Term
Loan (CME Term
SOFR 12 Month +
3.50% ) 7.37% 03/25/2030 117,361
Zelis Payments Buyer, Inc. ,
109,275 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.25% ) 7.57% 11/26/2031 124,430
Ziggo Financing Partnership ,
230,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.50% ) 6.76% 04/28/2028 229,672
Total Bank Loans
(Cost $13,638,668) 13,701,508
COLLATERALIZED LOAN OBLIGATIONS 3.2%
Anthelion CLO Ltd. ,
1,000,000 Series 2025-1A-A1
(CME Term SOFR
3 Month + 1.50% ) 5.82%
(a)
07/20/2036 1,004,519
Apidos Loan Fund Ltd. ,
500,000 Series 2024-1A-A1R
(CME Term SOFR
3 Month + 1.25% ) 5.38%
(a)
10/25/2038 501,396
AREIT Ltd. ,
200,000
Series 2024-CRE9-B
(CME Term SOFR
1 Month + 2.54%,
2.54% Floor ) 6.69%
(a)
05/17/2041 200,324

DoubleLine ETF Trust
Schedule of Investments DoubleLine Opportunistic Core Bond ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
September 30, 2025
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Bain Capital Credit CLO Ltd. ,
500,000 Series 2023-4A-C
(CME Term SOFR
3 Month + 2.90%,
2.90% Floor ) 7.23%
(a)
10/21/2036 503,945
500,000 Series 2025-4A-D1
(CME Term SOFR
3 Month + 2.60% ) 0.00%
(a)
01/17/2039 500,000
BDS LLC ,
280,000 Series 2022-FL11-B
(CME Term SOFR
1 Month + 2.35%,
2.35% Floor ) 6.48%
(a)
03/19/2039 281,312
Benefit Street Partners CLO XXXVI Ltd. ,
500,000 Series 2024-36A-D1
(CME Term SOFR
3 Month + 2.95%,
2.95% Floor ) 7.27%
(a)
01/25/2038 506,352
BRSP Ltd. ,
117,205 Series 2021-FL1-A
(CME Term SOFR
1 Month + 1.26%,
1.15% Floor ) 5.40%
(a)
08/19/2038 117,084
BSPRT Issuer Ltd. ,
270,000 Series 2023-FL10-B
(CME Term SOFR
1 Month + 3.27%,
3.27% Floor ) 7.42%
(a)
09/15/2035 271,295
Carlyle US CLO Ltd. ,
500,000 Series 2021-8A-A1R
(CME Term SOFR
3 Month + 1.27% ) 5.25%
(a)
10/15/2038 501,750
CBAM Ltd. ,
500,000 Series 2017-2A-BR
(CME Term SOFR
3 Month + 2.11%,
1.85% Floor ) 6.43%
(a)
07/17/2034 501,015
Crown City CLO I ,
500,000 Series
2020-1A-A1RR
(CME Term SOFR
3 Month + 1.37% ) 5.53%
(a)
07/20/2038 501,998
FS Rialto Issuer LLC ,
300,000 Series 2025-FL10-A
(CME Term SOFR
1 Month + 1.39%,
1.39% Floor ) 5.52%
(a)
08/19/2042 300,389
Generate CLO 12 Ltd. ,
500,000 Series 2023-12A-AR
(CME Term SOFR
3 Month + 1.33% ) 5.61%
(a)
07/20/2038 501,316
Generate CLO 13 Ltd. ,
500,000 Series 2023-13A-A1
(CME Term SOFR
3 Month + 1.80% ) 6.13%
(a)
01/20/2037 501,394
Greystone CRE Notes Ltd. ,
240,000 Series 2021-FL3-B
(CME Term SOFR
1 Month + 1.76%,
1.65% Floor ) 5.91%
(a)
07/15/2039 239,040
HGI CRE CLO Ltd. ,
177,703 Series 2021-FL1-C
(CME Term SOFR
1 Month + 1.81%,
1.81% Floor ) 5.96%
(a)
06/16/2036 178,232
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
ICG US CLO I Ltd. ,
500,000 Series 2023-1A-AR
(CME Term SOFR
3 Month + 1.38% ) 5.71%
(a)
07/18/2038 502,742
Invesco CLO Ltd. ,
500,000 Series 2021-3A-DR
(CME Term SOFR
3 Month + 3.10% ) 7.25%
(a)
10/22/2034 500,000
Jamestown CLO XII Ltd. ,
500,000 Series 2019-1A-ARR
(CME Term SOFR
3 Month + 1.37% ) 5.60%
(a)
03/20/2038 502,246
KREF Ltd. ,
210,000 Series 2021-FL2-AS
(CME Term SOFR
1 Month + 1.41%,
1.30% Floor ) 5.56%
(a)
02/15/2039 209,398
LoanCore Issuer Ltd. ,
18,200 Series 2021-CRE5-A
(CME Term SOFR
1 Month + 1.41%,
1.41% Floor ) 5.56%
(a)
07/15/2036 18,228
170,643 Series 2021-CRE6-A
(CME Term SOFR
1 Month + 1.41%,
1.30% Floor ) 5.56%
(a)
11/15/2038 171,320
Madison Park Funding LXIII Ltd. ,
500,000 Series
2023-63A-A1R
(CME Term SOFR
3 Month + 1.40% ) 5.73%
(a)
07/21/2038 502,433
Marble Point CLO XIX Ltd. ,
500,000 Series 2020-3A-AR2
(CME Term SOFR
3 Month + 1.30% ) 5.44%
(a)
10/19/2038 501,760
MF1 Multifamily Housing Mortgage Loan Trust ,
156,830 Series 2021-FL5-AS
(CME Term SOFR
1 Month + 1.31%,
1.31% Floor ) 5.46%
(a)
07/15/2036 157,347
53,609 Series 2021-FL7-A
(CME Term SOFR
1 Month + 1.19%,
1.08% Floor ) 5.33%
(a)
10/16/2036 53,665
260,000 Series 2024-FL14-
AS (CME Term
SOFR 1 Month
+ 2.24%, 2.24%
Floor ) 6.37%
(a)
03/19/2039 261,523
280,000 Series 2024-FL15-A
(CME Term SOFR
1 Month + 1.69%,
1.69% Floor ) 5.82%
(a)
08/18/2041 281,817
Neuberger Berman Loan Advisers CLO 44 Ltd. ,
500,000 Series 2021-44A-DR
(CME Term SOFR
3 Month + 2.65%,
2.65% Floor ) 6.97%
(a)
10/16/2035 503,116
Sound Point CLO XXXI Ltd. ,
500,000 Series 2021-3A-D
(CME Term SOFR
3 Month + 3.51%,
3.25% Floor ) 7.83%
(a)
10/25/2034 489,586

Annual Financial Statements and Other Information
|
September 30, 2025

The accompanying notes are an integral part of these financial statements.
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Steele Creek CLO Ltd. ,
90,034 Series 2017-1A-A
(CME Term SOFR
3 Month + 1.51% ) 5.83%
(a)
10/15/2030 90,097
STWD Ltd. ,
71,652 Series 2021-FL2-A
(CME Term SOFR
1 Month + 1.31%,
1.20% Floor ) 5.45%
(a)
04/18/2038 71,762
Trestles CLO VI Ltd. ,
1,000,000 Series 2023-6A-A1R
(CME Term SOFR
3 Month + 1.18%,
1.18% Floor ) 5.50%
(a)
04/25/2038 1,001,987
Trestles CLO VIII Ltd. ,
500,000 Series 2025-8A-A1
(CME Term SOFR
3 Month + 1.33% ) 5.63%
(a)
06/11/2035 501,010
TRTX Issuer Ltd. ,
39,951 Series 2021-FL4-A
(CME Term SOFR
1 Month + 1.31%,
1.20% Floor ) 5.46%
(a)
03/15/2038 40,091
Vibrant CLO IV-R Ltd. ,
500,000 Series 2024-4RA-D1
(CME Term SOFR
3 Month + 3.75%,
3.75% Floor ) 8.08%
(a)
10/20/2037 508,835
Voya CLO Ltd. ,
1,000,000 Series 2013-1A-BR
(CME Term SOFR
3 Month + 2.16% ) 6.48%
(a)
10/15/2030 1,002,372
500,000 Series 2014-4A-CR2
(CME Term SOFR
3 Month + 3.61% ) 7.93%
(a)
07/14/2031 502,556
500,000 Series 2021-1A-DR
(CME Term SOFR
3 Month + 2.80%,
2.80% Floor ) 7.12%
(a)
07/15/2034 502,679
Warwick Capital CLO 6 Ltd. ,
500,000 Series 2025-6A-A1
(CME Term SOFR
3 Month + 1.43% ) 5.70%
(a)
07/20/2038 503,132
Wind River CLO Ltd. ,
1,000,000 Series 2021-1A-D1R
(CME Term SOFR
3 Month + 3.95%,
3.95% Floor ) 8.28%
(a)
07/20/2037 1,012,381
500,000 Series
2021-3A-D1AR
(CME Term SOFR
3 Month + 3.00%,
3.00% Floor ) 7.33%
(a)
04/20/2038 506,317
Total Collateralized Loan Obligations
(Cost $17,848,273) 18,009,761
FOREIGN CORPORATE BONDS 7.5%
AUSTRALIA 0.1%
500,000 AngloGold Ashanti
Holdings plc 3.38% 11/01/2028 483,941
234,000 Rio Tinto Finance
USA plc 5.75% 03/14/2055 240,994
724,935
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
BERMUDA 0.1%
233,000 Aspen Insurance
Holdings Ltd. 5.75% 07/01/2030 244,073
234,000 Triton Container
International Ltd. 3.25% 03/15/2032 209,085
453,158
BRAZIL 1.0%
221,049 Acu Petroleo
Luxembourg Sarl 7.50% 01/13/2032 224,524
600,000 Banco do Brasil
SA (US Treasury
Yield Curve Rate
T Note Constant
Maturity 10 Year
+ 4.40%) 8.75%
(c)
10/15/2025 602,055
700,000 Cosan Overseas
Ltd. 8.25%
(c)
11/05/2025 703,185
200,000 CSN Resources SA 5.88% 04/08/2032 170,191
400,000 Itau Unibanco
Holding SA (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
3.45%) 3.88% 04/15/2031 396,440
350,000 Minerva
Luxembourg SA 5.88% 01/19/2028 350,441
439,392 MV24 Capital BV 6.75% 06/01/2034 436,517
200,000 NBM US Holdings,
Inc. 6.63% 08/06/2029 202,893
211,000 Nexa Resources SA 6.50%
(a)
01/18/2028 216,915
200,000 Petrobras Global
Finance BV 5.13% 09/10/2030 197,918
405,260 Prumo
Participacoes e
Investimentos
S/A 7.50% 12/31/2031 413,820
200,000 Raizen Fuels
Finance SA 5.70% 01/17/2035 184,370
600,000 Simpar Europe SA 5.20% 01/26/2031 500,520
179,000 Suzano
Netherlands BV 5.50% 01/15/2036 179,291
200,000 Ultrapar
International SA 5.25% 10/06/2026 199,648
173,000 Vale Overseas Ltd. 6.40% 06/28/2054 178,004
200,000 Yinson Bergenia
Production BV 8.50%
(a)
01/31/2045 214,899
5,371,631
CANADA 0.7%
228,000 Bell Canada (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
2.39%) 6.88% 09/15/2055 236,842
256,000 Brookfield Asset
Management
Ltd. 6.08% 09/15/2055 265,822
624,000 Canadian Imperial
Bank of
Commerce (SOFR
Compounded
Index + 0.60%) 4.24% 09/08/2028 625,352

DoubleLine ETF Trust
Schedule of Investments DoubleLine Opportunistic Core Bond ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
September 30, 2025
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
233,000 Canadian Imperial
Bank of
Commerce (SOFR
+ 1.11%) 5.25% 01/13/2031 240,691
281,000 CCL Industries, Inc. 3.05%
(a)
06/01/2030 264,296
243,000 Element Fleet
Management
Corp. 5.04%
(a)
03/25/2030 247,998
30,000 Garda World
Security Corp. 4.63%
(a)
02/15/2027 29,799
370,000 Garda World
Security Corp. 8.25%
(a)
08/01/2032 383,876
395,000 Husky Injection
Molding Systems
Ltd. 9.00%
(a)
02/15/2029 413,344
250,000 Ontario Gaming
GTA LP 8.00%
(a)
08/01/2030 248,605
279,000 TELUS Corp. (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
2.71%) 7.00% 10/15/2055 294,502
438,000 Videotron Ltd. 5.70%
(a)
01/15/2035 446,587
3,697,714
CAYMAN ISLANDS 0.1%
530,000 Global Aircraft
Leasing Co. Ltd. 8.75%
(a)
09/01/2027 548,226
CHILE 0.4%
400,000 CAP SA 3.90% 04/27/2031 329,091
200,000 Cencosud SA 4.38% 07/17/2027 200,371
400,000 Chile Electricity Lux
MPC II Sarl 5.67%
(a)
10/20/2035 412,999
774,175 Chile Electricity Lux
MPC Sarl 6.01% 01/20/2033 814,452
180,834 Chile Electricity PEC
SpA 0.00% 01/25/2028 163,428
282,480 GNL Quintero SA 4.63% 07/31/2029 283,096
200,000 Inversiones CMPC
SA (US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
2.83%) 6.70%
(a)
12/09/2057 204,800
2,408,237
COLOMBIA 0.4%
162,499 AL Candelaria
Spain SA 7.50% 12/15/2028 165,344
250,000 AL Candelaria
Spain SA 5.75% 06/15/2033 227,392
200,000 Aris Mining Corp. 8.00%
(a)
10/31/2029 208,093
400,000 Banco Davivienda
SA (US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
4.59%) 8.13%
(a)
07/02/2035 415,617
300,000 Banco de Bogota
SA 6.25% 05/12/2026 303,870
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
150,000 Banco GNB
Sudameris SA
(US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
6.66%) 7.50% 04/16/2031 149,713
200,000 Canacol Energy Ltd. 5.75% 11/24/2028 69,250
450,000 Empresas Publicas
de Medellin ESP 4.38% 02/15/2031 420,162
160,900 Fideicomiso PA
Pacifico Tres 8.25% 01/15/2035 169,991
200,000 SURA Asset
Management SA 6.35%
(a)
05/13/2032 215,000
2,344,432
FRANCE 0.1%
318,000 Credit Agricole SA
(SOFR + 1.36%) 4.82%
(a)
09/25/2033 316,149
324,000 Societe Generale
SA (SOFR +
1.73%) 5.44%
(a)
10/03/2036 323,477
639,626
GUATEMALA 0.2%
500,000 Banco Industrial
SA (US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
4.44%) 4.88% 01/29/2031 499,250
450,000 Millicom
International
Cellular SA 6.25% 03/25/2029 454,482
953,732
HONG KONG 0.0%
(d)
210,000 Seaspan Corp. 5.50%
(a)
08/01/2029 202,674
INDIA 0.7%
200,000 Adani Electricity
Mumbai Ltd. 3.95% 02/12/2030 188,715
200,000 Adani Electricity
Mumbai Ltd. 3.87% 07/22/2031 183,775
320,000 Adani International
Container
Terminal Pvt. Ltd. 3.00% 02/16/2031 294,653
200,000 Adani Ports &
Special Economic
Zone Ltd. 3.10% 02/02/2031 178,226
167,000 Adani Renewable
Energy RJ Ltd. 4.63% 10/15/2039 142,342
556,000 Adani Transmission
Step-One Ltd. 4.25% 05/21/2036 505,399
400,000 BPRL International
Singapore Pte.
Ltd. 4.38% 01/18/2027 399,929
710,000 JSW Hydro Energy
Ltd. 4.13% 05/18/2031 673,144
400,000 JSW Infrastructure
Ltd. 4.95% 01/21/2029 401,985
600,000 ONGC Videsh
Vankorneft Pte.
Ltd. 3.75% 07/27/2026 597,003
250,000 Reliance Industries
Ltd. 3.67% 11/30/2027 247,309

Annual Financial Statements and Other Information
|
September 30, 2025

The accompanying notes are an integral part of these financial statements.
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
200,000 Wipro IT Services
LLC 1.50% 06/23/2026 195,967
4,008,447
INDONESIA 0.3%
200,000 Bank Negara
Indonesia
Persero Tbk. PT 3.75% 03/30/2026 198,633
400,000 Freeport Indonesia
PT 4.76% 04/14/2027 402,832
700,000 Pertamina Persero
PT 1.40% 02/09/2026 691,939
500,000 Perusahaan
Perseroan
Persero PT
Perusahaan
Listrik Negara 4.13% 05/15/2027 498,555
1,791,959
IRELAND 0.2%
217,000 AerCap Ireland
Capital DAC (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
2.72%) 6.95% 03/10/2055 227,252
580,000 Avolon Holdings
Funding Ltd. 5.75%
(a)
03/01/2029 600,781
140,000 GGAM Finance Ltd. 6.88%
(a)
04/15/2029 145,531
973,564
ITALY 0.1%
315,000 Enel Finance
International NV 4.13%
(a)
09/30/2028 314,234
JAPAN 0.1%
300,000 Renesas Electronics
Corp. 2.17%
(a)
11/25/2026 292,448
KUWAIT 0.0%
(d)
200,000 EQUATE
Petrochemical
Co. KSC 4.25% 11/03/2026 199,645
LUXEMBOURG 0.1%
169,000 ArcelorMittal SA 6.00% 06/17/2034 180,563
200,000 Vamos Europe SA 9.20%
(a)
01/26/2031 198,450
379,013
MEXICO 0.8%
200,000 Banco Mercantil
del Norte SA (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
4.07%) 8.38%
(a)(c)
05/20/2031 210,840
200,000 Banco Nacional
de Comercio
Exterior SNC 5.88%
(a)
05/07/2030 207,642
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
300,000 BBVA Mexico SA
Institucion De
Banca Multiple
Grupo Financiero
(US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
4.21%) 8.13% 01/08/2039 327,299
200,000 Braskem Idesa SAPI 6.99% 02/20/2032 118,884
198,982 Buffalo Energy
Mexico Holdings 7.88%
(a)
02/15/2039 215,345
500,000 Cemex SAB de CV
(US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
4.53%) 5.13%
(c)
06/08/2026 498,282
200,000 Cemex SAB de CV
(US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
3.52%) 7.20%
(a)(c)
06/10/2030 209,350
227,400 Cometa Energia SA
de CV 6.38% 04/24/2035 237,843
400,000 Comision Federal
de Electricidad 3.35% 02/09/2031 360,722
200,000 Comision Federal
de Electricidad 6.45%
(a)
01/24/2035 204,098
198,101 FIEMEX Energia -
Banco Actinver
SA Institucion de
Banca Multiple 7.25% 01/31/2041 211,850
396,203 FIEMEX Energia -
Banco Actinver
SA Institucion de
Banca Multiple 7.25%
(a)
01/31/2041 423,699
438,872 Mexico Generadora
de Energia S de rl 5.50% 12/06/2032 448,491
200,000 Saavi Energia Sarl 8.88%
(a)
02/10/2035 215,490
338,111 Tierra Mojada
Luxembourg II
Sarl 5.75% 12/01/2040 333,167
4,223,002
MOROCCO 0.1%
400,000 OCP SA 6.75% 05/02/2034 435,292
NETHERLANDS 0.0%
(d)
239,000 NXP BV 4.85% 08/19/2032 239,445
PARAGUAY 0.2%
150,000 Banco Continental
SAECA 2.75% 12/10/2025 149,527
591,944 Bioceanico
Sovereign
Certificate Ltd. 0.00% 06/05/2034 485,542
613,333 Rutas 2 & 7 Finance
Ltd. 0.00% 09/30/2036 468,081
300,000 Telefonica Celular
del Paraguay SA 5.88% 04/15/2027 299,097
1,402,247

DoubleLine ETF Trust
Schedule of Investments DoubleLine Opportunistic Core Bond ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
September 30, 2025
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
PERU 0.6%
650,000 Banco de Credito
del Peru SA (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
2.45%) 3.25% 09/30/2031 639,653
150,000 Banco
Internacional
del Peru SAA
Interbank (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
2.07%) 6.40%
(a)
04/30/2035 154,988
700,000 InRetail Consumer 3.25% 03/22/2028 681,271
310,000 InRetail Shopping
Malls 5.75% 04/03/2028 311,281
400,000 Intercorp Financial
Services, Inc. 4.13% 10/19/2027 398,099
389,493 Lima Metro Line 2
Finance Ltd. 5.88% 07/05/2034 402,327
233,711 Lima Metro Line 2
Finance Ltd. 4.35% 04/05/2036 226,346
200,000 Minsur SA 4.50% 10/28/2031 191,887
450,060 Peru LNG Srl 5.38% 03/22/2030 432,233
3,438,085
SINGAPORE 0.3%
700,000 DBS Group
Holdings Ltd. (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
1.10%) 1.82% 03/10/2031 691,963
500,000 Oversea-Chinese
Banking Corp.
Ltd. (US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
1.58%) 4.60% 06/15/2032 501,955
600,000 United Overseas
Bank Ltd. (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
1.23%) 2.00% 10/14/2031 585,378
1,779,296
SOUTH AFRICA 0.1%
400,000 Gold Fields Orogen
Holdings BVI Ltd. 6.13% 05/15/2029 419,529
200,000 Sasol Financing
USA LLC 4.38% 09/18/2026 199,114
618,643
SOUTH KOREA 0.2%
1,015,000 SK Hynix, Inc. 4.25%
(a)
09/11/2028 1,014,840
SWITZERLAND 0.1%
318,000 UBS Group AG
(SOFR + 1.34%) 5.01%
(a)
03/23/2037 316,594
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
UNITED KINGDOM 0.4%
200,000 Ashtead Capital,
Inc. 5.55%
(a)
05/30/2033 206,417
293,000 Barclays plc (SOFR
+ 1.83%) 5.86% 08/11/2046 301,217
242,000 BAT Capital Corp. 5.63% 08/15/2035 251,601
402,000 BAT Capital Corp. 4.54% 08/15/2047 337,322
200,000 Belron UK Finance
plc 5.75%
(a)
10/15/2029 202,788
200,000 Froneri Lux FinCo.
Sarl 6.00%
(a)
08/01/2032 200,482
120,000 Macquarie
Airfinance
Holdings Ltd. 5.20%
(a)
03/27/2028 122,080
254,000 Macquarie
Airfinance
Holdings Ltd. 5.15%
(a)
03/17/2030 257,653
165,000 Macquarie
Airfinance
Holdings Ltd. 6.50%
(a)
03/26/2031 177,003
323,000 Nationwide
Building Society
(SOFR + 1.65%) 5.54%
(a)
07/14/2036 332,290
2,388,853
VIETNAM 0.1%
508,200 Mong Duong
Finance Holdings
BV 5.13% 05/07/2029 503,272
Total Foreign Corporate Bonds
(Cost $40,594,414) 41,663,244
FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN
GOVERNMENT SPONSORED CORPORATIONS 0.4%
DOMINICAN REPUBLIC 0.1%
300,000 Dominican
Republic
Government
Bond 5.95% 01/25/2027 305,775
150,000 Dominican
Republic
Government
Bond 5.50% 02/22/2029 153,412
200,000 Dominican
Republic
Government
Bond 4.50% 01/30/2030 196,420
655,607
GUATEMALA 0.1%
300,000 Guatemala
Government
Bond 4.50% 05/03/2026 299,250
200,000 Republic of
Guatemala 4.38% 06/05/2027 199,000
200,000 Republic of
Guatemala 4.88% 02/13/2028 200,835
699,085
MEXICO 0.0%
(d)
250,000 Mexico
Government
Bond 4.50% 04/22/2029 250,388
MOROCCO 0.1%
500,000 Morocco
Government
Bond 2.38% 12/15/2027 479,640

Annual Financial Statements and Other Information
|
September 30, 2025

The accompanying notes are an integral part of these financial statements.
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
PARAGUAY 0.1%
343,000 Republic of
Paraguay 4.70% 03/27/2027 346,406
Total Foreign Government Bonds, Foreign
Agencies and Foreign Government Sponsored
Corporations
(Cost $2,390,626) 2,431,126
NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS 4.3%
1211 Avenue of the Americas Trust ,
260,000 Series
2015-1211-A1A2 3.90%
(a)
08/10/2035 251,144
280 Park Avenue Mortgage Trust ,
250,000 Series 2017-280P-A
(CME Term SOFR
1 Month + 1.18%,
1.13% Floor ) 5.33%
(a)
09/15/2034 248,238
BANK ,
300,000 Series 2018-BN11-C 4.51%
(e)
03/15/2061 265,045
200,000 Series
2018-BN14-A3 3.97% 09/15/2060 198,339
160,000 Series
2019-BN23-A3 2.92% 12/15/2052 150,959
299,416 Series
2020-BN26-A2 2.04% 03/15/2063 283,669
220,000 Series
2021-BN32-A4 2.35% 04/15/2054 200,923
260,445 Series
2021-BN33-A5 2.56% 05/15/2064 234,580
300,000 Series
2021-BN38-A5 2.52% 12/15/2064 264,794
307,000 Series
2022-BNK43-C 5.40%
(e)
08/15/2055 281,171
5,994,771 Series
2023-BNK46-XA 0.75%
(e)(f)
08/15/2056 207,639
11,763,356 Series
2025-BNK50-XA 0.54%
(e)(f)
05/15/2068 336,390
Bank of America Merrill Lynch Commercial Mortgage Trust ,
266,000 Series 2016-UB10-C 4.98%
(e)
07/15/2049 258,270
189,613 Series
2017-BNK3-A3 3.31% 02/15/2050 187,718
BANK5 ,
11,884,641 Series
2023-5YR1-XA 0.48%
(e)(f)
04/15/2056 73,411
326,000 Series
2024-5YR10-AS 5.64% 10/15/2057 334,103
370,000 Series
2024-5YR10-B 6.14%
(e)
10/15/2057 381,330
302,000 Series
2024-5YR9-A3 5.61% 08/15/2057 314,534
250,000 Series
2025-5YR15-AS 5.76% 07/15/2058 259,527
517,000 Series
2025-5YR16-AS 5.75%
(e)
08/15/2063 533,835
500,000 Series
2025-5YR17-AS 5.63%
(e)
11/15/2058 516,217
BANK5 Trust ,
333,000 Series
2024-5YR6-A3 6.23% 05/15/2057 351,930
BBCMS Mortgage Trust ,
300,000 Series
2021-C11-ASB 2.11% 09/15/2054 282,314
300,000 Series 2021-C12-A5 2.69% 11/15/2054 267,973
180,000 Series 2021-C12-AS 2.90% 11/15/2054 157,701
250,000 Series 2021-C9-A5 2.30% 02/15/2054 223,998
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
100,000 Series 2022-C16-A5 4.60%
(e)
06/15/2055 99,233
200,000 Series 2022-C17-A5 4.44% 09/15/2055 197,282
314,000 Series
2024-5C29-A3 5.21% 09/15/2057 322,578
330,000 Series
2025-5C34-A3 5.66% 05/15/2058 346,173
375,000 Series
2025-5C36-A3 5.52% 08/15/2058 391,769
408,000 Series
2025-5C37-AS 5.38%
(e)
09/15/2058 417,785
Benchmark Mortgage Trust ,
6,665,718 Series 2018-B2-XA 0.57%
(e)(f)
02/15/2051 50,146
350,000 Series 2019-B13-A3 2.70% 08/15/2057 329,485
124,785 Series
2019-B14-ASB 2.96% 12/15/2062 122,211
310,000 Series 2019-B15-A4 2.67% 12/15/2072 288,349
250,000 Series 2021-B31-A5 2.67% 12/15/2054 222,869
250,000 Series 2022-B35-C 4.59%
(e)
05/15/2055 210,597
350,000 Series 2023-B38-A2 5.63% 04/15/2056 358,640
200,000 Series 2023-B38-A4 5.52% 04/15/2056 210,038
368,000 Series 2023-V3-AS 7.10%
(e)
07/15/2056 389,423
7,091,070 Series 2023-V3-XA 1.05%
(e)(f)
07/15/2056 143,485
343,000 Series 2024-V11-A3 5.91%
(e)
11/15/2057 361,224
274,000 Series 2024-V8-A2 5.71% 07/15/2057 285,439
342,000 Series 2024-V8-A3 6.19%
(e)
07/15/2057 361,546
300,000 Series 2024-V9-A3 5.60% 08/15/2057 311,822
231,000 Series 2025-V15-AS 6.17% 06/15/2058 243,144
250,000 Series 2025-V16-A3 5.44%
(e)
08/15/2058 260,153
409,000 Series
2025-V17-AM 5.42%
(e)
09/15/2058 419,340
BMO Mortgage Trust ,
225,000 Series 2024-5C3-AS 6.29%
(e)
02/15/2057 234,696
348,000 Series 2024-5C4-A3 6.53%
(e)
05/15/2057 370,842
309,000 Series 2024-5C6-A3 5.32% 09/15/2057 318,526
223,000 Series 2024-5C7-AS 5.89%
(e)
11/15/2057 230,170
410,000 Series
2025-5C12-AS 5.56% 10/15/2058 422,134
BMO MORTGAGE TRUST ,
250,000 Series 2023-C6-ASB 6.21% 09/15/2056 269,015
BSTN Commercial Mortgage Trust ,
210,000 Series 2025-HUB-A 5.06%
(a)(e)
04/13/2041 210,263
CD Mortgage Trust ,
110,670 Series 2017-CD6-A3 3.10% 11/13/2050 109,404
CENT ,
244,000 Series 2025-CITY-A 5.09%
(a)(e)
07/10/2040 247,023
CFCRE Commercial Mortgage Trust ,
182,495 Series 2016-C6-A2 2.95% 11/10/2049 180,709
300,000 Series 2016-C7-AM 4.16% 12/10/2054 292,640
Citigroup Commercial Mortgage Trust ,
309,822 Series 2017-P7-A3 3.44% 04/14/2050 306,722
289,812 Series 2018-B2-A3 3.74% 03/10/2051 286,409
267,274 Series 2018-C5-A3 3.96% 06/10/2051 265,054
100,000 Series
2022-GC48-A5 4.74%
(e)
05/15/2054 99,817
Commercial Mortgage Trust ,
205,000 Series 2016-DC2-C 4.84%
(e)
02/10/2049 203,438
CSMC Trust ,
273,000 Series 2021-B33-A2 3.17%
(a)
10/10/2043 245,418
DBJPM Mortgage Trust ,
245,774 Series 2020-C9-ASB 1.88% 08/15/2053 233,240
Del Amo Fashion Center Trust ,
250,000 Series 2017-AMO-C 3.76%
(a)(e)
06/05/2035 236,936
FIVE Mortgage Trust ,
250,000 Series 2023-V1-D 6.51%
(a)(e)
02/10/2056 238,805

DoubleLine ETF Trust
Schedule of Investments DoubleLine Opportunistic Core Bond ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
September 30, 2025
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
GS Mortgage Securities Corp. Trust ,
250,000 Series 2023-SHIP-A 4.47%
(a)(e)
09/10/2038 249,496
GS Mortgage Securities Trust ,
8,890,145 Series 2017-GS7-XA 1.17%
(e)(f)
08/10/2050 125,642
250,000 Series
2019-GC42-A3 2.75% 09/10/2052 236,219
250,000 Series 2019-GSA1-C 3.93%
(e)
11/10/2052 228,699
J.P. Morgan Chase Commercial Mortgage Securities Trust ,
380,000 Series 2015-JP1-AS 4.12%
(e)
01/15/2049 377,622
292,884 Series 2022-NLP-A
(CME Term SOFR
1 Month + 0.85%,
0.60% Floor ) 5.00%
(a)
04/15/2037 288,866
JPMCC Commercial Mortgage Securities Trust ,
7,823,404 Series 2017-JP6-XA 1.16%
(e)(f)
07/15/2050 78,895
Morgan Stanley Bank of America Merrill Lynch Trust ,
250,000 Series 2016-C31-C 4.39%
(e)
11/15/2049 223,194
Morgan Stanley Capital I Trust ,
283,000 Series 2018-L1-C 4.94%
(e)
10/15/2051 261,498
MSWF Commercial Mortgage Trust ,
117,371 Series 2023-2-A1 5.96% 12/15/2056 118,709
NJ Trust ,
250,000 Series 2023-GSP-A 6.70%
(a)(e)
01/06/2029 262,640
255,000 Series
2025-WBRK-A 5.87%
(a)(e)
03/05/2035 265,018
NYC Commercial Mortgage Trust ,
250,000 Series 2025-3BP-A
(CME Term SOFR
1 Month + 1.21%,
1.21% Floor ) 5.36%
(a)
02/15/2042 249,484
UBS Commercial Mortgage Trust ,
273,308 Series 2017-C4-A3 3.30% 10/15/2050 269,133
200,000 Series 2018-C8-C 4.84%
(e)
02/15/2051 184,927
VEGAS Trust ,
120,000 Series 2024-TI-A 5.52%
(a)
11/10/2039 121,855
Wells Fargo Commercial Mortgage Trust ,
250,000 Series 2019-C50-C 4.35% 05/15/2052 227,837
210,000 Series 2020-C57-A4 2.12% 08/15/2053 189,964
262,603 Series 2020-C58-A3 1.81% 07/15/2053 237,136
246,000 Series 2021-C60-A3 2.06% 08/15/2054 221,228
250,000 Series 2024-5C1-A3 5.93% 07/15/2057 262,220
250,000 Series 2024-C63-C 6.12%
(e)
08/15/2057 252,400
345,000 Series 2025-5C4-A3 5.67% 05/15/2058 361,825
410,000 Series 2025-5C6-C 5.83%
(e)
10/15/2058 410,464
Total Non-Agency Commercial Mortgage
Backed Obligations
(Cost $23,463,344) 24,114,715
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS 9.1%
BRAVO Residential Funding Trust ,
958,630 Series
2023-NQM3-A1 4.85%
(a)(b)
09/25/2062 953,241
1,227,370 Series
2023-NQM5-A1 6.50%
(a)(b)
06/25/2063 1,238,019
Citigroup Mortgage Loan Trust ,
435,262 Series
2007-AR8-2A1A 5.06%
(e)
07/25/2037 388,506
COLT Mortgage Loan Trust ,
831,839 Series 2024-5-A2 5.38%
(a)(b)
08/25/2069 833,589
Connecticut Avenue Securities Trust ,
893,792 Series 2024-R03-
2M1 (SOFR 30
Day Average +
1.15% ) 5.50%
(a)
03/25/2044 894,331
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Cross Mortgage Trust ,
1,000,000 Series 2024-H1-M1 7.07%
(a)(e)
12/25/2068 1,015,370
Deephaven Residential Mortgage Trust ,
770,865 Series 2022-2-A1 4.30%
(a)(e)
03/25/2067 754,068
EFMT ,
1,500,000 Series
2025-INV4-M1 6.00%
(a)(e)
10/25/2070 1,511,616
FHLMC STACR REMICS Trust ,
3,453,951 Series
2025-DNA1-M1
(SOFR 30 Day
Average + 1.05% ) 5.41%
(a)
01/25/2045 3,453,965
GS Mortgage-Backed Securities Trust ,
1,286,477 Series
2025-NQM2-A1 5.65%
(a)(e)
06/25/2065 1,297,704
551,347 Series
2025-NQM2-A3 5.90%
(a)(e)
06/25/2065 555,196
1,365,000 Series
2025-NQM3-M1 5.93%
(a)(e)
11/25/2065 1,366,534
HOMES Trust ,
1,666,143 Series
2023-NQM1-A1 6.18%
(a)(b)
01/25/2068 1,667,644
Legacy Mortgage Asset Trust ,
343,852 Series 2021-GS2-A1 5.75%
(a)(b)
04/25/2061 343,842
New Residential Mortgage Loan Trust ,
665,449 Series
2019-RPL2-A1 3.25%
(a)(e)
02/25/2059 649,767
657,526 Series
2024-NQM1-A1 6.13%
(a)(b)
03/25/2064 664,453
OBX Trust ,
1,034,122 Series
2023-NQM10-A1 6.46%
(a)(b)
10/25/2063 1,046,907
683,817 Series
2023-NQM2-A1 6.32%
(a)(b)
01/25/2062 685,337
617,822 Series
2023-NQM3-A3 6.76%
(a)(b)
02/25/2063 620,286
1,952,625 Series
2024-NQM16-A2 5.73%
(a)(b)
10/25/2064 1,966,595
990,401 Series
2024-NQM6-A1 6.45%
(a)(b)
02/25/2064 1,006,690
PRPM ,
931,673 Series 2025-3-A1 6.26%
(a)(b)
05/25/2030 934,481
PRPM LLC ,
1,941,313 Series 2025-4-A1 6.18%
(a)(b)
06/25/2030 1,947,332
984,541 Series 2025-5-A1 5.73%
(a)(b)
07/25/2030 986,203
1,333,453 Series 2025-6-A1 5.77%
(a)(b)
08/25/2028 1,350,481
PRPM Trust ,
1,261,863 Series
2024-NQM4-A1 5.67%
(a)(b)
12/26/2069 1,272,739
4,700,000 Series
2025-NQM4-M1 5.83%
(a)(e)
07/25/2070 4,733,281
RFMSI Trust ,
1,226,179 Series 2006-S4-A7 6.00% 04/25/2036 992,621
Structured Asset Mortgage Investments II Trust ,
1,026,032 Series 2007-AR3-
1A3 (CME Term
SOFR 1 Month
+ 0.53%, 0.42%
Floor ) 4.69% 09/25/2047 897,983
Towd Point Mortgage Trust ,
1,297,849 Series 2018-5-A1 3.25%
(a)(e)
07/25/2058 1,252,311
1,851,476 Series 2020-2-A1A 1.64%
(a)(e)
04/25/2060 1,695,463
160,707 Series 2020-3-A1 3.09%
(a)(e)
02/25/2063 156,231
797,400 Series 2022-1-A1 3.75%
(a)(e)
07/25/2062 766,468

Annual Financial Statements and Other Information
|
September 30, 2025

The accompanying notes are an integral part of these financial statements.
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Verus Securitization Trust ,
395,995 Series 2021-8-A1 1.82%
(a)(e)
11/25/2066 367,229
737,119 Series 2023-4-A1 5.81%
(a)(b)
05/25/2068 739,816
604,460 Series
2023-INV1-A3 6.76%
(a)(b)
02/25/2068 605,417
1,803,361 Series
2023-INV3-A1 6.88%
(a)(e)
11/25/2068 1,833,078
767,435 Series 2024-1-A1 5.71%
(a)(b)
01/25/2069 773,004
2,339,044 Series 2025-3-A1 5.62%
(a)(b)
05/25/2070 2,364,298
3,801,575 Series 2025-4-A1 5.45%
(a)(b)
05/25/2070 3,834,617
WaMu Mortgage-Backed Pass-Through Certificates Trust ,
317,721 Series
2006-AR16-2A1 4.47%
(e)
12/25/2036 283,691
Wells Fargo Mortgage-Backed Securities Trust ,
247,824 Series
2006-AR14-2A1 6.50%
(e)
10/25/2036 228,243
Total Non-Agency Residential Collateralized
Mortgage Obligations
(Cost $50,521,189) 50,928,647
US CORPORATE BONDS 14.3%
400,000 1261229 BC Ltd. 10.00%
(a)
04/15/2032 410,337
250,000 200 Park Funding
Trust 5.74%
(a)
02/15/2055 253,490
70,000 AAR Escrow Issuer
LLC 6.75%
(a)
03/15/2029 72,110
340,000 AbbVie, Inc. 4.70% 05/14/2045 312,078
165,000 Academy Ltd. 6.00%
(a)
11/15/2027 165,423
330,000 Acrisure LLC 6.75%
(a)
07/01/2032 340,066
60,000 AdaptHealth LLC 5.13%
(a)
03/01/2030 57,274
90,000 AEP Texas, Inc. 5.45% 05/15/2029 93,421
160,000 Aethon United
BR LP 7.50%
(a)
10/01/2029 166,983
251,000 Agilent
Technologies,
Inc. 4.75% 09/09/2034 250,322
376,000 Agree LP 5.63% 06/15/2034 392,116
350,000 Aircastle Ltd. 5.25%
(a)
03/15/2030 357,209
130,000 Alliant Energy Corp.
(US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
2.08%) 5.75% 04/01/2056 130,295
90,000 Alliant Holdings
Intermediate LLC 6.50%
(a)
10/01/2031 92,131
320,000 Allied Universal
Holdco LLC 7.88%
(a)
02/15/2031 335,799
85,000 Amentum
Holdings, Inc. 7.25%
(a)
08/01/2032 88,329
128,000 American Airlines,
Inc. 8.50%
(a)
05/15/2029 133,604
120,000 American Axle &
Manufacturing,
Inc. 6.38%
(a)
10/15/2032 119,872
50,000 American Axle &
Manufacturing,
Inc. 7.75%
(a)
10/15/2033 50,421
530,000 American Express
Co. (SOFR +
1.44%) 5.02% 04/25/2031 545,109
383,000 American Homes 4
Rent LP 5.50% 02/01/2034 395,530
379,000 American
International
Group, Inc. 5.45% 05/07/2035 395,056
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
205,000 American National
Group, Inc. 5.75% 10/01/2029 212,189
255,000 American National
Group, Inc. 6.00% 07/15/2035 260,521
450,000 American Tower
Corp. 5.55% 07/15/2033 471,348
191,000 American Tower
Corp. 3.70% 10/15/2049 143,419
400,000 Amgen, Inc. 5.75% 03/02/2063 399,356
102,000 Amrize Finance
US LLC 4.95%
(a)
04/07/2030 104,300
110,000 Anywhere Real
Estate Group LLC 7.00%
(a)
04/15/2030 111,409
115,000 APH Somerset
Investor 2 LLC 7.88%
(a)
11/01/2029 120,112
329,000 AppLovin Corp. 5.38% 12/01/2031 340,465
145,000 Archrock Partners
LP 6.63%
(a)
09/01/2032 148,846
607,000 Arizona Public
Service Co. 5.90% 08/15/2055 622,227
262,000 Arrow Electronics,
Inc. 5.88% 04/10/2034 274,743
120,000 Arthur J Gallagher
& Co. 4.85% 12/15/2029 122,549
659,000 AT&T, Inc. 3.50% 09/15/2053 456,183
77,000 AT&T, Inc. 6.05% 08/15/2056 79,869
258,000 AthenaHealth
Group, Inc. 6.50%
(a)
02/15/2030 256,110
199,000 Athene Global
Funding 4.72%
(a)
10/08/2029 200,735
158,000 Athene Global
Funding 5.03%
(a)
07/17/2030 160,607
313,000 Athene Holding
Ltd. (US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
2.61%) 6.63% 10/15/2054 316,288
140,000 Atlassian Corp. 5.25% 05/15/2029 143,979
374,000 AutoZone, Inc. 5.13% 06/15/2030 386,180
126,000 Avery Dennison
Corp. 5.75% 03/15/2033 133,283
256,000 Aviation Capital
Group LLC 5.38%
(a)
07/15/2029 262,340
30,000 Avient Corp. 6.25%
(a)
11/01/2031 30,488
90,000 Azorra Finance Ltd. 7.75%
(a)
04/15/2030 94,988
195,000 Azorra Finance Ltd. 7.25%
(a)
01/15/2031 203,539
129,000 Bank of America
Corp. (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
2.68%) 6.63%
(c)
05/01/2030 134,368
235,000 Bank of America
Corp. (SOFR +
1.65%) 5.47% 01/23/2035 245,533
232,000 Bank of America
Corp. (SOFR +
1.70%) 5.74% 02/12/2036 241,130
360,000 Bank of New York
Mellon Corp.
(The) (SOFR +
1.23%) 5.06% 07/22/2032 372,144

DoubleLine ETF Trust
Schedule of Investments DoubleLine Opportunistic Core Bond ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
September 30, 2025
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
189,000 Bausch + Lomb
Corp. 8.38%
(a)
10/01/2028 197,210
65,000 Bausch Health Cos.,
Inc. 4.88%
(a)
06/01/2028 58,232
60,000 Bausch Health Cos.,
Inc. 5.25%
(a)
01/30/2030 42,355
503,000 Biogen, Inc. 5.05% 01/15/2031 517,340
317,000 Black Hills Corp. 6.00% 01/15/2035 337,748
200,000 Black Hills Corp. 3.88% 10/15/2049 150,830
319,000 Block Financial LLC 5.38% 09/15/2032 321,700
635,000 Broadcom, Inc. 3.50%
(a)
02/15/2041 522,854
114,000 Brown & Brown,
Inc. 6.25% 06/23/2055 120,053
120,000 Buckeye Partners
LP 6.88%
(a)
07/01/2029 124,453
155,000 Builders
FirstSource, Inc. 6.38%
(a)
03/01/2034 159,860
130,000 Builders
FirstSource, Inc. 6.75%
(a)
05/15/2035 135,900
374,000 Bunge Ltd. Finance
Corp. 4.65% 09/17/2034 366,882
391,000 Burlington
Northern Santa
Fe LLC 5.50% 03/15/2055 392,332
345,000 Caesars
Entertainment,
Inc. 6.00%
(a)
10/15/2032 340,027
170,000 Campbell's Co.
(The) 5.40% 03/21/2034 174,245
292,000 Cardinal Health,
Inc. 4.60% 03/15/2043 255,995
27,000 Cardinal Health,
Inc. 4.50% 11/15/2044 23,207
172,000 Carlisle Cos., Inc. 5.55% 09/15/2040 174,226
106,000 Carnival Corp. 5.13%
(a)
05/01/2029 106,000
125,000 Carnival Corp. 5.75%
(a)
08/01/2032 127,366
148,000 Carnival Corp. 6.13%
(a)
02/15/2033 151,799
125,000 CCO Holdings LLC 5.13%
(a)
05/01/2027 124,260
100,000 CCO Holdings LLC 4.75%
(a)
03/01/2030 96,035
95,000 CCO Holdings LLC 4.75%
(a)
02/01/2032 87,933
50,000 Celanese US
Holdings LLC 6.50% 04/15/2030 50,368
50,000 Celanese US
Holdings LLC 6.75% 04/15/2033 49,820
460,000 Cheniere Energy
Partners LP 4.00% 03/01/2031 443,759
541,000 Cheniere Energy,
Inc. 4.63% 10/15/2028 539,458
105,000 Chord Energy Corp. 6.00%
(a)
10/01/2030 104,335
422,000 Chord Energy Corp. 6.75%
(a)
03/15/2033 427,829
150,000 CHS/Community
Health Systems,
Inc. 6.00%
(a)
01/15/2029 145,736
382,000 Citigroup, Inc.
(SOFR + 1.46%) 4.95% 05/07/2031 389,373
184,000 Citigroup, Inc.
(SOFR + 1.17%) 4.50% 09/11/2031 184,142
481,000 Citigroup, Inc.
(SOFR + 1.35%) 3.06% 01/25/2033 438,066
145,000 Citigroup, Inc. (5-
year CMT T-Note
+ 2.89%) 6.88%
(c)
08/15/2030 149,589
70,000 Civitas Resources,
Inc. 8.38%
(a)
07/01/2028 72,646
270,000 Clarios Global LP 6.75%
(a)
02/15/2030 279,128
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
315,000 Clarios Global LP 6.75%
(a)
09/15/2032 322,177
25,000 Clear Channel
Outdoor
Holdings, Inc. 7.75%
(a)
04/15/2028 24,977
100,000 Clear Channel
Outdoor
Holdings, Inc. 7.50%
(a)
06/01/2029 97,234
185,000 Clear Channel
Outdoor
Holdings, Inc. 7.13%
(a)
02/15/2031 191,362
100,000 Cloud Software
Group, Inc. 6.63%
(a)
08/15/2033 101,899
210,000 Clydesdale
Acquisition
Holdings, Inc. 6.75%
(a)
04/15/2032 215,585
189,000 CMS Energy Corp.
(US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
1.96%) 6.50% 06/01/2055 195,876
60,000 CNX Resources
Corp. 6.00%
(a)
01/15/2029 60,068
176,000 Colonial
Enterprises, Inc. 5.63%
(a)
11/15/2035 177,457
511,000 Commonwealth
Edison Co. 5.95% 06/01/2055 543,884
80,000 CommScope LLC 9.50%
(a)
12/15/2031 82,858
225,000 Consolidated
Communications,
Inc. 5.00%
(a)
10/01/2028 227,813
287,000 Consumers Energy
Co. 4.50% 01/15/2031 290,125
75,000 CoreWeave, Inc. 9.25%
(a)
06/01/2030 77,550
115,000 Cornerstone
Building Brands,
Inc. 9.50%
(a)
08/15/2029 111,849
65,000 Cougar JV
Subsidiary LLC 8.00%
(a)
05/15/2032 69,201
400,000 CSX Corp. 3.80% 11/01/2046 318,238
200,000 Dcli Bidco LLC 7.75%
(a)
11/15/2029 208,144
140,000 Dealer Tire LLC 8.00%
(a)
02/01/2028 138,584
256,000 Dell, Inc. 6.50% 04/15/2038 277,920
60,000 Directv Financing
LLC 5.88%
(a)
08/15/2027 59,978
165,000 Directv Financing
LLC 8.88%
(a)
02/01/2030 163,180
145,000 DISH DBS Corp. 5.75%
(a)
12/01/2028 139,126
90,000 DISH DBS Corp. 5.13% 06/01/2029 77,041
70,000 Dornoch Debt
Merger Sub, Inc. 6.63%
(a)
10/15/2029 60,290
111,000 DT Midstream, Inc. 4.13%
(a)
06/15/2029 108,328
246,000 DTE Energy Co. 5.85% 06/01/2034 261,525
105,000 Duke Energy Corp. 5.00% 08/15/2052 94,654
384,000 Duke Energy Corp. 5.80% 06/15/2054 388,412
242,000 Eastern Energy Gas
Holdings LLC 5.65% 10/15/2054 238,735
70,000 EchoStar Corp. 10.75% 11/30/2029 77,066
210,000 Elevance Health,
Inc. 4.55% 05/15/2052 176,305
165,000 Ellucian Holdings,
Inc. 6.50%
(a)
12/01/2029 168,039
115,000 EMRLD Borrower
LP 6.63%
(a)
12/15/2030 118,358

Annual Financial Statements and Other Information
|
September 30, 2025

The accompanying notes are an integral part of these financial statements.
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
350,000 Entergy Corp. (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
2.67%) 7.13% 12/01/2054 366,346
439,000 Entergy Louisiana
LLC 5.80% 03/15/2055 450,059
260,000 Enterprise Products
Operating LLC 5.70% 02/15/2042 267,877
170,000 Equinix, Inc. 3.90% 04/15/2032 163,149
340,000 Equinix, Inc. 2.95% 09/15/2051 217,717
165,000 Essential Properties
LP 5.40% 12/01/2035 165,717
315,000 Evergy Kansas
Central, Inc. 4.13% 03/01/2042 269,581
269,000 Evergy Kansas
Central, Inc. 5.70% 03/15/2053 272,873
241,000 Expand Energy
Corp. 6.75%
(a)
04/15/2029 243,536
230,000 Extra Space Storage
LP 5.40% 06/15/2035 235,123
85,000 Fertitta
Entertainment
LLC 6.75%
(a)
01/15/2030 79,824
327,000 First Industrial LP 5.25% 01/15/2031 335,599
299,000 Fiserv, Inc. 4.55% 02/15/2031 300,242
335,000 Fiserv, Inc. 5.45% 03/15/2034 346,382
112,000 Florida Gas
Transmission
Co. LLC 5.75%
(a)
07/15/2035 116,227
234,000 Flowers Foods, Inc. 5.75% 03/15/2035 238,509
65,000 Freedom Mortgage
Holdings LLC 8.38%
(a)
04/01/2032 68,184
60,000 FTAI Aviation
Investors LLC 5.88%
(a)
04/15/2033 60,431
140,000 Full House Resorts,
Inc. 8.25%
(a)
02/15/2028 130,061
385,000 GATX Corp. 5.50% 06/15/2035 397,568
127,000 GATX Corp. 5.20% 03/15/2044 121,310
554,000 GE HealthCare
Technologies,
Inc. 4.80% 01/15/2031 563,285
231,000 General Electric Co. 4.90% 01/29/2036 234,311
260,000 Genesee &
Wyoming, Inc. 6.25%
(a)
04/15/2032 264,522
319,000 Genuine Parts Co. 4.95% 08/15/2029 324,754
170,000 Global Payments,
Inc. 4.95% 08/15/2027 172,125
95,000 Goat Holdco LLC 6.75%
(a)
02/01/2032 97,460
595,000 Goldman Sachs
Group, Inc. (The)
(SOFR + 0.82%) 4.99% 09/10/2027 596,725
131,000 Goldman Sachs
Group, Inc. (The)
(US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
2.46%) 6.85%
(c)
02/10/2030 136,234
220,000 Gray Media, Inc. 9.63%
(a)
07/15/2032 224,953
125,000 Gray Media, Inc. 7.25%
(a)
08/15/2033 123,947
365,000 Griffon Corp. 5.75% 03/01/2028 365,429
215,000 Guardian Life
Global Funding 4.80%
(a)
04/28/2030 219,939
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
155,000 Gulfport Energy
Operating Corp. 6.75%
(a)
09/01/2029 159,254
170,000 Gulfstream Natural
Gas System LLC 5.60%
(a)
07/23/2035 174,278
130,000 Harvest Midstream
I LP 7.50%
(a)
05/15/2032 133,227
130,000 Herc Holdings, Inc. 7.00%
(a)
06/15/2030 135,140
110,000 Hess Midstream
Operations LP 5.88%
(a)
03/01/2028 112,201
225,000 Hess Midstream
Operations LP 5.50%
(a)
10/15/2030 226,795
487,000 Hewlett Packard
Enterprise Co. 5.00% 10/15/2034 483,392
225,000 Hexcel Corp. 5.88% 02/26/2035 235,430
95,000 Hilcorp Energy I LP 7.25%
(a)
02/15/2035 92,906
95,000 HUB International
Ltd. 7.25%
(a)
06/15/2030 99,149
105,000 Huntington
Bancshares, Inc.
(SOFR Index +
1.87%) 5.71% 02/02/2035 109,475
410,000 Hyundai Capital
America 5.30%
(a)
01/08/2029 420,062
158,000 Interstate Power
and Light Co. 5.60% 10/01/2055 155,646
225,000 IQVIA, Inc. 6.25% 02/01/2029 237,046
35,000 Iron Mountain, Inc. 6.25%
(a)
01/15/2033 35,727
336,000 JBS USA Holding
Lux Sarl 3.75% 12/01/2031 318,108
45,000 JetBlue Airways
Corp. 9.88%
(a)
09/20/2031 45,681
234,000 JPMorgan Chase
& Co. (SOFR +
1.01%) 5.14% 01/24/2031 241,726
466,000 JPMorgan Chase
& Co. (SOFR +
1.44%) 5.10% 04/22/2031 481,531
182,000 JPMorgan Chase
& Co. (SOFR +
1.64%) 5.58% 07/23/2036 188,808
122,000 Kentucky Utilities
Co. 5.85% 08/15/2055 125,495
243,000 Keurig Dr Pepper,
Inc. 4.60% 05/15/2030 243,180
132,000 Kinder Morgan
Energy Partners
LP 6.95% 01/15/2038 148,703
210,000 Kinetik Holdings LP 5.88%
(a)
06/15/2030 211,379
120,000 Kodiak Gas Services
LLC 7.25%
(a)
02/15/2029 124,606
80,000 Kodiak Gas Services
LLC 6.50%
(a)
10/01/2033 81,504
80,000 Kodiak Gas Services
LLC 6.75%
(a)
10/01/2035 82,191
289,000 Kroger Co. (The) 5.65% 09/15/2064 282,118
590,000 Kyndryl Holdings,
Inc. 4.10% 10/15/2041 478,968
386,000 Laboratory Corp. of
America Holdings 4.55% 04/01/2032 384,193
165,000 Laboratory Corp. of
America Holdings 4.70% 02/01/2045 148,228
160,000 Lamar Media Corp. 5.38%
(a)
11/01/2033 159,023
175,000 Level 3 Financing,
Inc. 4.50%
(a)
04/01/2030 160,781

DoubleLine ETF Trust
Schedule of Investments DoubleLine Opportunistic Core Bond ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
September 30, 2025
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
245,000 Level 3 Financing,
Inc. 6.88%
(a)
06/30/2033 249,904
460,000 Life Time, Inc. 6.00%
(a)
11/15/2031 467,656
115,000 LifePoint Health,
Inc. 10.00%
(a)
06/01/2032 120,889
180,000 Light & Wonder
International,
Inc. 6.25%
(a)
10/01/2033 180,427
269,000 Lineage OP LP 5.25%
(a)
07/15/2030 272,800
293,000 Lockheed Martin
Corp. 5.00% 08/15/2035 297,769
135,000 Lowe's Cos., Inc. 5.63% 04/15/2053 134,344
180,000 Madison IAQ LLC 5.88%
(a)
06/30/2029 177,979
300,000 Marriott
International,
Inc. 4.50% 10/15/2031 298,798
320,000 Marriott
International,
Inc. 5.30% 05/15/2034 328,818
335,000 Mars, Inc. 5.70%
(a)
05/01/2055 339,578
358,000 Marvell
Technology, Inc. 5.95% 09/15/2033 384,286
100,000 Massachusetts
Mutual Life
Insurance Co. 3.38%
(a)
04/15/2050 69,815
549,000 MasTec, Inc. 5.90% 06/15/2029 575,066
100,000 Matador Resources
Co. 6.50%
(a)
04/15/2032 101,027
75,000 Match Group
Holdings II LLC 5.00%
(a)
12/15/2027 74,850
40,000 Mavis Tire Express
Services Topco
Corp. 6.50%
(a)
05/15/2029 39,841
310,000 McDonald's Corp. 4.45% 03/01/2047 269,396
255,000 McDonald's Corp. 5.45% 08/14/2053 253,354
55,000 McGraw-Hill
Education, Inc. 5.75%
(a)
08/01/2028 55,014
45,000 McGraw-Hill
Education, Inc. 7.38%
(a)
09/01/2031 46,792
150,000 Medline Borrower
LP 5.25%
(a)
10/01/2029 148,814
384,000 Merck & Co., Inc. 5.70% 09/15/2055 396,557
470,000 MetLife, Inc. (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
2.08%) 6.35% 03/15/2055 499,796
65,000 Michaels Cos., Inc.
(The) 5.25%
(a)
05/01/2028 60,152
135,000 Midwest Gaming
Borrower LLC 4.88%
(a)
05/01/2029 131,324
135,000 Miter Brands
Acquisition
Holdco, Inc. 6.75%
(a)
04/01/2032 138,764
297,000 Molex Electronic
Technologies LLC 5.25%
(a)
04/30/2032 302,382
107,000 Morgan Stanley
(US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
2.43%) 5.95% 01/19/2038 112,221
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
209,000 Morgan Stanley
(US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
1.80%) 5.94% 02/07/2039 218,894
218,000 Motorola
Solutions, Inc. 5.20% 08/15/2032 224,776
305,000 Motorola
Solutions, Inc. 5.50% 09/01/2044 304,666
110,000 Nabors Industries,
Inc. 9.13%
(a)
01/31/2030 114,484
89,000 National Fuel Gas
Co. 5.95% 03/15/2035 92,902
80,000 NCL Corp. Ltd. 5.88%
(a)
01/15/2031 80,055
80,000 NCL Corp. Ltd. 6.25%
(a)
09/15/2033 80,464
240,000 NetApp, Inc. 2.70% 06/22/2030 222,274
320,000 NetApp, Inc. 5.50% 03/17/2032 333,122
261,000 Netflix, Inc. 5.40% 08/15/2054 263,058
85,000 Newell Brands, Inc. 6.38% 05/15/2030 84,430
237,000 Newmont Corp. 5.35% 03/15/2034 247,323
60,000 NGL Energy
Operating LLC 8.13%
(a)
02/15/2029 61,563
340,000 NiSource, Inc. 5.35% 04/01/2034 350,297
214,000 NiSource, Inc. (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
2.45%) 6.95% 11/30/2054 223,231
197,000 NiSource, Inc. 5.85% 04/01/2055 200,011
140,000 Nissan Motor
Acceptance Co.
LLC 6.13%
(a)
09/30/2030 140,135
355,000 Northrop
Grumman Corp. 5.20% 06/01/2054 338,296
270,000 Novelis Corp. 6.88%
(a)
01/30/2030 280,207
100,000 NRG Energy, Inc. 6.00%
(a)
02/01/2033 101,632
200,000 NRG Energy, Inc. 5.75%
(a)
01/15/2034 199,921
75,000 Olin Corp. 6.63%
(a)
04/01/2033 75,481
245,000 Omega Healthcare
Investors, Inc. 4.75% 01/15/2028 247,231
135,000 OneMain Finance
Corp. 7.50% 05/15/2031 141,243
160,000 OneMain Finance
Corp. 7.13% 09/15/2032 165,486
200,000 OneMain Finance
Corp. 6.50% 03/15/2033 200,566
248,000 Oracle Corp. 5.88% 09/26/2045 248,817
176,000 O'Reilly
Automotive, Inc. 5.00% 08/19/2034 177,712
99,000 Outfront Media
Capital LLC 7.38%
(a)
02/15/2031 104,514
160,000 Owens Corning 5.70% 06/15/2034 168,668
200,000 Panther Escrow
Issuer LLC 7.13%
(a)
06/01/2031 208,164
405,000 Park Intermediate
Holdings LLC 7.00%
(a)
02/01/2030 417,836
476,000 Paychex, Inc. 5.35% 04/15/2032 494,062
155,000 PennyMac Financial
Services, Inc. 7.88%
(a)
12/15/2029 164,609
230,000 PennyMac Financial
Services, Inc. 6.88%
(a)
05/15/2032 238,506
432,000 Penske Truck
Leasing Co. LP 5.25%
(a)
02/01/2030 445,791

Annual Financial Statements and Other Information
|
September 30, 2025

The accompanying notes are an integral part of these financial statements.
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
216,000 Permian Resources
Operating LLC 6.25%
(a)
02/01/2033 220,184
282,000 Philip Morris
International,
Inc. 5.38% 02/15/2033 294,586
175,000 Philip Morris
International,
Inc. 5.25% 02/13/2034 180,773
296,000 Phillips Edison
Grocery Center
Operating
Partnership I LP 5.25% 08/15/2032 302,697
115,000 Pike Corp. 8.63%
(a)
01/31/2031 123,510
189,000 PNC Financial
Services Group,
Inc. (The) (SOFR
+ 1.42%) 5.37% 07/21/2036 194,568
115,000 Post Holdings, Inc. 6.38%
(a)
03/01/2033 116,358
291,000 Prudential
Financial, Inc. 5.20% 03/14/2035 299,338
177,000 PSEG Power LLC 5.20%
(a)
05/15/2030 181,690
110,000 Qnity Electronics,
Inc. 6.25%
(a)
08/15/2033 112,468
230,000 Qorvo, Inc. 3.38%
(a)
04/01/2031 211,525
375,000 Quanta Services,
Inc. 5.25% 08/09/2034 384,720
483,000 Quest Diagnostics,
Inc. 5.00% 12/15/2034 489,097
390,000 Quikrete Holdings,
Inc. 6.75%
(a)
03/01/2033 405,775
85,000 QXO Building
Products, Inc. 6.75%
(a)
04/30/2032 88,221
230,000 Radiology Partners,
Inc. 8.50%
(a)
07/15/2032 238,300
170,000 Regal Rexnord
Corp. 6.05% 02/15/2026 170,846
220,000 Regal Rexnord
Corp. 6.05% 04/15/2028 227,659
200,000 Rentokil Terminix
Funding LLC 5.00%
(a)
04/28/2030 203,873
297,000 Republic Services,
Inc. 5.15% 03/15/2035 306,841
205,000 RHP Hotel
Properties LP 6.50%
(a)
06/15/2033 211,266
295,000 Rivers Enterprise
Borrower LLC 6.63%
(a)
02/01/2033 299,139
270,000 Rivers Enterprise
Lender LLC 6.25%
(a)
10/15/2030 272,576
125,000 Rocket Cos., Inc. 6.38%
(a)
08/01/2033 129,170
93,000 Rollins, Inc. 5.25% 02/24/2035 94,703
304,000 Roper
Technologies,
Inc. 4.25% 09/15/2028 305,497
608,000 Royal Caribbean
Cruises Ltd. 5.38%
(a)
07/15/2027 613,457
266,000 Royal Caribbean
Cruises Ltd. 5.38% 01/15/2036 267,654
169,000 Royalty Pharma plc 5.15% 09/02/2029 173,458
360,000 Royalty Pharma plc 3.30% 09/02/2040 276,333
210,000 Sabra Health Care
LP 3.90% 10/15/2029 203,547
21,000 Sabre GLBL, Inc. 8.63%
(a)
06/01/2027 21,314
116,000 Sabre GLBL, Inc. 10.75%
(a)
11/15/2029 112,538
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
236,000 Santander Holdings
USA, Inc. (SOFR +
1.61%) 5.47% 03/20/2029 240,599
100,000 Sealed Air Corp. 7.25%
(a)
02/15/2031 105,057
235,000 Sirius XM Radio LLC 5.50%
(a)
07/01/2029 235,242
135,000 Six Flags
Entertainment
Corp. 7.25%
(a)
05/15/2031 135,142
70,000 SM Energy Co. 7.00%
(a)
08/01/2032 70,105
30,000 Solstice Advanced
Materials, Inc. 5.63%
(a)
09/30/2033 30,118
194,000 Solventum Corp. 5.40% 03/01/2029 200,247
215,000 Sonoco Products
Co. 4.60% 09/01/2029 216,381
80,000 Sotera Health
Holdings LLC 7.38%
(a)
06/01/2031 84,101
161,000 Southern Co. (The)
(US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
2.07%) 6.38% 03/15/2055 171,679
170,000 Southern Natural
Gas Co. LLC 5.45%
(a)
08/01/2035 173,523
318,000 Southern Power
Co. 4.90% 10/01/2035 313,791
265,000 Standard Building
Solutions, Inc. 6.50%
(a)
08/15/2032 272,167
160,000 Staples, Inc. 10.75%
(a)
09/01/2029 159,003
85,000 Star Leasing Co. LLC 7.63%
(a)
02/15/2030 82,680
235,000 Starwood Property
Trust, Inc. 5.25%
(a)
10/15/2028 235,215
585,000 Sun Communities
Operating LP 2.70% 07/15/2031 529,572
285,000 Takeda US
Financing, Inc. 5.90% 07/07/2055 293,832
60,000 Tallgrass Energy
Partners LP 7.38%
(a)
02/15/2029 61,835
80,000 Tallgrass Energy
Partners LP 6.75%
(a)
03/15/2034 79,247
73,000 Targa Resources
Corp. 5.50% 02/15/2035 74,327
200,000 T-Mobile USA, Inc. 5.50% 01/15/2055 193,562
204,000 T-Mobile USA, Inc. 5.25% 06/15/2055 190,060
96,000 T-Mobile USA, Inc. 5.88% 11/15/2055 98,130
474,000 Trans-Allegheny
Interstate Line
Co. 5.00%
(a)
01/15/2031 486,467
100,000 TransDigm, Inc. 6.88%
(a)
12/15/2030 103,703
235,000 TransDigm, Inc. 6.38%
(a)
05/31/2033 238,230
20,000 TransDigm, Inc. 6.25%
(a)
01/31/2034 20,583
30,000 TransDigm, Inc. 6.75%
(a)
01/31/2034 31,040
38,000 Transocean
International Ltd. 8.00%
(a)
02/01/2027 37,976
170,000 Travelers Cos., Inc.
(The) 5.70% 07/24/2055 176,239
155,000 Trident TPI
Holdings, Inc. 12.75%
(a)
12/31/2028 165,462
54,000 Truist Financial
Corp. (SOFR +
2.45%) 7.16% 10/30/2029 58,501
359,000 Truist Financial
Corp. (SOFR +
1.57%) 5.15% 08/05/2032 369,567

DoubleLine ETF Trust
Schedule of Investments DoubleLine Opportunistic Core Bond ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
September 30, 2025
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
359,000 Uber Technologies,
Inc. 4.80% 09/15/2034 359,922
260,000 UKG, Inc. 6.88%
(a)
02/01/2031 268,473
365,000 United Natural
Foods, Inc. 6.75%
(a)
10/15/2028 366,103
115,000 Uniti Group LP 8.63%
(a)
06/15/2032 109,937
130,000 Univision
Communications,
Inc. 7.38%
(a)
06/30/2030 130,731
225,000 US Foods, Inc. 5.75%
(a)
04/15/2033 226,741
60,000 Vail Resorts, Inc. 6.50%
(a)
05/15/2032 62,079
95,000 Venture Global
LNG, Inc. 8.13%
(a)
06/01/2028 98,398
90,000 Venture Global
LNG, Inc. 8.38%
(a)
06/01/2031 94,561
45,000 Venture Global
LNG, Inc. 9.88%
(a)
02/01/2032 49,021
205,000 Venture Global
Plaquemines LNG
LLC 7.50%
(a)
05/01/2033 226,655
145,000 Venture Global
Plaquemines LNG
LLC 6.50%
(a)
01/15/2034 152,726
147,000 Veralto Corp. 5.45% 09/18/2033 153,817
283,000 VeriSign, Inc. 5.25% 06/01/2032 290,842
405,000 Verisk Analytics,
Inc. 5.25% 06/05/2034 417,825
85,000 Veritiv Operating
Co. 10.50%
(a)
11/30/2030 91,331
150,000 Vertiv Group Corp. 4.13%
(a)
11/15/2028 146,656
479,000 VICI Properties LP 4.63%
(a)
12/01/2029 474,462
380,000 Victra Holdings LLC 8.75%
(a)
09/15/2029 398,954
135,000 Viking Cruises Ltd. 5.88%
(a)
09/15/2027 135,141
265,000 Viking Cruises Ltd. 5.88%
(a)
10/15/2033 265,517
99,000 Viper Energy
Partners LLC 4.90% 08/01/2030 99,816
131,000 Virginia Electric
and Power Co. 5.55% 08/15/2054 130,214
60,000 Vistra Operations
Co. LLC 7.75%
(a)
10/15/2031 63,535
86,000 Vital Energy, Inc. 7.88%
(a)
04/15/2032 83,542
205,000 Voyager Parent LLC 9.25%
(a)
07/01/2032 216,923
115,000 VT Topco, Inc. 8.50%
(a)
08/15/2030 117,083
165,000 Wand NewCo 3,
Inc. 7.63%
(a)
01/30/2032 173,976
115,000 Warnermedia
Holdings, Inc. 4.05% 03/15/2029 111,071
45,000 Warnermedia
Holdings, Inc. 4.28% 03/15/2032 41,287
80,000 Warnermedia
Holdings, Inc. 5.05% 03/15/2042 63,916
216,000 Waste Connections,
Inc. 5.25% 09/01/2035 222,665
145,000 Watco Cos. LLC 7.13%
(a)
08/01/2032 150,208
105,000 Wayfair LLC 7.25%
(a)
10/31/2029 108,522
250,000 WBI Operating LLC 6.50%
(a)
10/15/2033 249,687
55,000 Weatherford
International Ltd. 8.63%
(a)
04/30/2030 56,263
275,000 Weatherford
International Ltd. 6.75%
(a)
10/15/2033 275,363
730,000 Wells Fargo & Co.
(SOFR + 1.50%) 5.15% 04/23/2031 753,060
656,000 Wells Fargo & Co.
(SOFR + 1.34%) 4.89% 09/15/2036 654,944
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
185,000 WESCO
Distribution, Inc. 6.38%
(a)
03/15/2033 191,908
512,000 Westinghouse
Air Brake
Technologies
Corp. 4.90% 05/29/2030 523,572
125,000 Whirlpool Corp. 6.50% 06/15/2033 124,858
50,000 Windstream
Services LLC 8.25%
(a)
10/01/2031 51,833
60,000 Windstream
Services LLC 7.50%
(a)
10/15/2033 60,021
231,000 Workday, Inc. 3.80% 04/01/2032 220,675
125,000 WR Grace Holdings
LLC 5.63%
(a)
08/15/2029 116,286
210,000 XHR LP 6.63%
(a)
05/15/2030 216,032
160,000 XPO, Inc. 7.13%
(a)
06/01/2031 167,596
400,000 Zimmer Biomet
Holdings, Inc. 5.20% 09/15/2034 409,718
319,000 Zoetis, Inc. 4.70% 02/01/2043 295,294
Total US Corporate Bonds
(Cost $77,665,744) 79,664,766
US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS 23.6%
FHLMC REMICS ,
1,956,435 Series 5015-CG 1.00% 09/25/2050 1,540,682
2,270,125 Series 5524-FB
(SOFR 30 Day
Average + 1.20%,
1.20% Floor,
6.50% Cap ) 5.56% 04/25/2055 2,267,671
2,260,128 Series 5527-FC
(SOFR 30 Day
Average + 1.20%,
1.20% Floor,
6.50% Cap ) 5.56% 09/25/2054 2,264,874
2,252,811 Series 5527-FD
(SOFR 30 Day
Average + 1.20%,
1.20% Floor,
6.50% Cap ) 5.56% 09/25/2054 2,257,541
FHLMC UMBS ,
3,846,624 Pool QY4482 5.50% 06/01/2055 3,895,756
1,628,637 Pool RA7939 5.00% 09/01/2052 1,626,951
1,159,025 Pool SD2347 5.50% 02/01/2053 1,185,537
2,878,879 Pool SD2969 2.50% 05/01/2052 2,475,188
1,504,414 Pool SD3033 5.50% 05/01/2053 1,552,467
1,418,302 Pool SD3803 2.00% 02/01/2052 1,165,372
1,321,235 Pool SD3892 5.50% 09/01/2053 1,344,657
1,072,743 Pool SD4301 6.00% 11/01/2053 1,121,367
917,292 Pool SD4888 6.00% 02/01/2054 949,262
853,935 Pool SD5219 6.00% 04/01/2054 882,320
2,584,386 Pool SD5249 5.50% 04/01/2054 2,640,998
3,801,829 Pool SD5573 3.00% 08/01/2052 3,399,171
2,036,308 Pool SD5617 6.00% 06/01/2054 2,114,456
2,685,087 Pool SD6002 5.50% 07/01/2054 2,748,265
2,417,070 Pool SD6977 4.50% 03/01/2049 2,387,638
1,374,128 Pool SD7553 3.00% 03/01/2052 1,229,177
2,055,797 Pool SD7556 3.00% 08/01/2052 1,828,054
1,157,030 Pool SD8146 2.00% 05/01/2051 940,567
2,445,488 Pool SD8276 5.00% 12/01/2052 2,438,291
4,283,746 Pool SD8492 5.00% 01/01/2055 4,252,825
4,235,353 Pool SL0638 2.50% 02/01/2052 3,611,375
2,400,231 Pool SL1124 6.00% 04/01/2055 2,468,163
2,242,266 Pool SL1712 6.00% 12/01/2054 2,301,759

Annual Financial Statements and Other Information
|
September 30, 2025

The accompanying notes are an integral part of these financial statements.
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
FNMA ,
1,940,000 Pool BS9945 6.13% 11/01/2033 2,108,099
1,603,000 Pool BZ0238 5.79% 01/01/2029 1,653,074
2,053,000 Pool BZ3117 5.06% 03/01/2035 2,125,349
2,010,000 Pool BZ3627 4.90% 04/01/2030 2,041,072
1,366,000 Pool BZ4051 5.10% 03/01/2030 1,397,648
FNMA REMICS ,
1,373,723 Series 2018-62-B 3.50% 09/25/2048 1,261,372
2,319,668 Series 2019-5-FE
(SOFR 30 Day
Average + 0.56%,
0.45% Floor,
6.50% Cap ) 4.92% 03/25/2049 2,280,355
1,909,000 Series 2022-M2-A2 2.40% 11/25/2031 1,728,565
869,969 Series 2024-90-FA
(SOFR 30 Day
Average + 1.50%,
1.50% Floor,
6.50% Cap ) 5.86% 12/25/2054 878,710
1,771,018 Series 2024-96-FC
(SOFR 30 Day
Average + 1.20%,
1.20% Floor,
6.50% Cap ) 5.56% 12/25/2054 1,771,541
2,353,002 Series 2025-31-FA
(SOFR 30 Day
Average + 1.30%,
6.50% Cap ) 5.66% 06/25/2054 2,365,118
FNMA UMBS ,
3,040,841 Pool CA6032 2.50% 06/01/2050 2,613,481
2,180,762 Pool CA8494 2.00% 01/01/2051 1,783,242
2,052,000 Pool CB3240 3.00% 04/01/2052 1,831,563
1,605,448 Pool CB4573 5.00% 09/01/2052 1,600,531
937,916 Pool CB7272 6.00% 10/01/2053 969,743
841,507 Pool CB7781 5.50% 01/01/2054 851,622
1,423,234 Pool CB8692 5.50% 06/01/2054 1,456,722
3,645,580 Pool CB8851 6.00% 07/01/2054 3,771,533
3,200,434 Pool FA1613 5.00% 04/01/2055 3,218,274
2,596,436 Pool FA1622 2.50% 06/01/2052 2,204,909
1,656,356 Pool FS1472 3.50% 11/01/2050 1,530,534
2,396,717 Pool FS3708 5.00% 01/01/2053 2,393,865
1,036,966 Pool FS5082 5.00% 02/01/2053 1,046,522
1,592,194 Pool FS5420 2.50% 03/01/2052 1,363,117
1,653,073 Pool FS5600 2.50% 06/01/2052 1,421,276
4,070,752 Pool FS5719 3.00% 05/01/2052 3,638,604
885,135 Pool FS6309 6.00% 12/01/2053 925,240
2,519,444 Pool FS6517 2.50% 04/01/2052 2,169,389
2,746,810 Pool FS7738 6.00% 03/01/2054 2,863,631
1,384,427 Pool FS8659 5.50% 07/01/2054 1,409,729
2,527,748 Pool FS9234 4.00% 04/01/2045 2,460,300
924,196 Pool FS9728 3.00% 03/01/2052 826,913
3,686,789 Pool MA5553 5.50% 12/01/2054 3,720,762
GNMA ,
1,037,090 Pool 785717 3.00% 11/20/2051 920,469
2,484,166 Pool 786184 3.00% 02/20/2052 2,197,077
749,536 Pool 786227 3.00% 04/20/2052 663,822
1,529,391 Pool 786726 2.00% 03/20/2051 1,245,594
1,681,419 Pool MA5191 3.50% 05/20/2048 1,561,748
739,455 Series
2013-116-WU 3.00% 12/20/2042 729,801
998,602 Series 2021-58-HP 3.00% 08/20/2050 896,764
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
908,410 Series 2022-23-BA 3.00% 05/20/2049 846,082
Total US Government and Agency Mortgage
Backed Obligations
(Cost $129,702,584) 131,634,146
US GOVERNMENT AND AGENCY OBLIGATIONS 21.4%
8,700,000 U.S. Treasury
Bonds 1.13% 05/15/2040 5,544,041
30,000,000 U.S. Treasury
Bonds 1.38% 11/15/2040 19,584,961
1,180,000 U.S. Treasury
Inflation Linked
Notes 0.38% 07/15/2027 1,548,043
1,860,000 U.S. Treasury
Inflation Linked
Notes 1.63% 10/15/2027 2,061,350
1,200,000 U.S. Treasury
Inflation Linked
Notes 0.50% 01/15/2028 1,553,692
100,000 U.S. Treasury Notes 0.75% 03/31/2026 98,487
2,100,000 U.S. Treasury Notes 0.75% 01/31/2028 1,966,699
27,150,000 U.S. Treasury Notes 0.63% 05/15/2030 23,606,183
39,350,000 U.S. Treasury Notes 0.63% 08/15/2030 33,932,458
33,950,000 U.S. Treasury Notes 0.88% 11/15/2030 29,442,342
Total US Government and Agency Obligations
(Cost $118,184,540) 119,338,256
AFFILIATED MUTUAL FUNDS  3.3%
554,951 DoubleLine
Emerging Markets
Local Currency
Bond Fund - Class I 5,238,738
1,481,900 DoubleLine Global
Bond Fund - Class I 13,100,000
Total Affiliated Mutual Funds
(Cost $18,200,000) 18,338,738
SHORT TERM INVESTMENTS 2.1%
5,876,767 JPMorgan U.S.
Government
Money Market
Fund - Class IM 4.09%
(g)
5,876,767
5,876,767 Morgan Stanley
Institutional
Liquidity Funds
Government
Portfolio -
Institutional Share
Class 4.05%
(g)
5,876,767
Total Short Term Investments
(Cost $11,753,534) 11,753,534
Total Investments 100.3%
(Cost $551,467,680) 560,281,941
Liabilities in Excess of Other Assets (0.3)% (1,621,100)
NET ASSETS 100.0% $558,660,841
INVESTMENT BREAKDOWN as a % of Net Assets:
US Government and Agency Mortgage Backed Obligations 23.6%
US Government and Agency Obligations 21.4
Non-Agency Residential Collateralized Mortgage Obligations 9.1
Asset Backed Obligations 8.7
Non-Agency Commercial Mortgage Backed Obligations 4.3
Affiliated Mutual Funds 3.3
Collateralized Loan Obligations 3.2
Banks 2.4

DoubleLine ETF Trust
Schedule of Investments DoubleLine Opportunistic Core Bond ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
September 30, 2025
INVESTMENT BREAKDOWN as a % of Net Assets: (Cont.)
Short Term Investments 2.1%
Oil, Gas & Consumable Fuels 2.0
Electric Utilities 1.9
Hotels, Restaurants & Leisure 1.1
Insurance 1.0
Ground Transportation 0.7
Consumer Finance 0.7
Software 0.6
Metals & Mining 0.6
Commercial Services & Supplies 0.5
Media 0.5
Health Care Providers & Services 0.5
Specialty Retail 0.5
Food Products 0.5
Semiconductors & Semiconductor Equipment 0.5
Capital Markets 0.5
Financial Services 0.5
Multi-Utilities 0.5
Foreign Government Bonds, Foreign Agencies and Foreign
Government Sponsored Corporations 0.4
Diversified Telecommunication Services 0.4
Building Products 0.4
Construction & Engineering 0.4
Transportation Infrastructure 0.4
Aerospace & Defense 0.4
Chemicals 0.4
Pharmaceuticals 0.3
Health Care Equipment & Supplies 0.3
Independent Power and Renewable Electricity Producers 0.3
IT Services 0.2
Technology Hardware, Storage & Peripherals 0.2
Trading Companies & Distributors 0.2
Specialized REITs 0.2
Professional Services 0.2
Wireless Telecommunication Services 0.2
Biotechnology 0.2
Energy Equipment & Services 0.2
Automobile Components 0.2
Containers & Packaging 0.2
Consumer Staples Distribution & Retail 0.2
Residential REITs 0.2
Tobacco 0.2
Machinery 0.2
Distributors 0.2
Construction Materials 0.2
Electrical Equipment 0.2
Communications Equipment 0.2
Hotel & Resort REITs 0.2
Diversified Consumer Services 0.2
Entertainment 0.1
Retail REITs 0.1
Marine Transportation 0.1
Industrial REITs 0.1
Diversified REITs 0.1
Automobiles 0.1
Household Durables 0.1
Health Care REITs 0.1
Real Estate Management & Development 0.1
Electronic Equipment, Instruments & Components 0.1
Banking 0.1
Broadline Retail 0.1
Passenger Airlines 0.1
Gas Utilities 0.1
INVESTMENT BREAKDOWN as a % of Net Assets: (Cont.)
Life Sciences Tools & Services 0.0%
(d)
Beverages 0.0
(d)
Health Care Technology 0.0
(d)
Mortgage Real Estate Investment Trusts (REITs) 0.0
(d)
Personal Care Products 0.0
(d)
Paper & Forest Products 0.0
(d)
Water Utilities 0.0
(d)
Household Products 0.0
(d)
Other Assets and Liabilities (0.3)
100.0%

Annual Financial Statements and Other Information
|
September 30, 2025

The accompanying notes are an integral part of these financial statements.
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At September 30, 2025, the value of these securities amounted to approximately $159,746,792 or
28.59% of net assets.
(b) Step bond; coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(c) Perpetual maturity. The date disclosed is the next call date of the security.
(d) Represents less than 0.05% of net assets.
(e) Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.
(f) Interest only security.
(g) Seven-day yield as of period end.
PIK A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
Abbreviations:
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
FTAI Fortress Transportation and Infrastructure Investors LLC
GNMA Government National Mortgage Association
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage Backed Securities
STACR Structured Agency Credit Risk
REMIC Real Estate Mortgage Investment Conduit
Futures Contracts
Description Long/Short
Contract
Quantity
Expiration
Date
Notional
Amount
(1)
Unrealized
Appreciation
(Depreciation) /
Value
U.S. Treasury Long Bonds Long 255 12/19/2025 $ 29,731,406 $ 522,676
U.S. Treasury Ultra Bonds Long 27 12/19/2025 3,241,688 53,878
U.S. Treasury 5 Year Notes Short (595) 12/31/2025 (64,971,211) 3,387
U.S. Treasury 10 Year Ultra Bonds Short (65) 12/19/2025 (7,480,078) (11,935)
U.S. Treasury 2 Year Notes Long 1,515 12/31/2025 315,723,634 (89,172)
$478,834
(1) Notional Amount is determined based on the number of contracts multiplied by the contract size and the quoted daily settlement price in US dollars.
A summary of the DoubleLine Opportunistic Core Bond ETF investments in affiliated mutual funds for the year ended September 30, 2025 is as follows:
    Fund
Value at
September 30 ,
2024
Gross
Purchases
Gross
Sales
Net Realized
Gain (Loss) for
the year Ended
September 30 ,
2025
Change in
Unrealized for
the year Ended
September 30 ,
2025
Value
at September
30 ,
2025
Shares Held
at September
30 ,
2025
Dividend
Income
Earned for
the
year Ended
September
30 ,
2025
DoubleLine Global Bond Fund
- Class I $ — $ 13,100,000 $ — $ — $ — $ 13,100,000 1,481,900 $ 113,585
DoubleLine Emerging
Markets Local Currency Bond
Fund - Class I — 5,100,000 — — 138,738 5,238,738 554,951 66,705
$— $ 18,200,000 $ — $ — $138,738 $18,338,738 2,036,851 $ 180,290

Schedule of Investments DoubleLine Shiller CAPE
®
U.S. Equities ETF
September 30, 2025

DoubleLine ETF Trust
The accompanying notes are an integral part of these financial statements.
SHARES SECURITY DESCRIPTION VALUE $
COMMON STOCKS 99.6%
BEVERAGES 4.5%
9,529 Brown-Forman Corp. - Class B 258,045
73,781 Coca-Cola Co. (The) 4,893,156
8,026 Constellation Brands, Inc. - Class A 1,080,861
71,339 Keurig Dr Pepper, Inc. 1,819,858
8,975 Molson Coors Beverage Co. - Class B 406,119
36,883 Monster Beverage Corp.
(a)
2,482,595
29,026 PepsiCo, Inc. 4,076,411
15,017,045
CHEMICALS 13.6%
13,177 Air Products and Chemicals, Inc. 3,593,631
13,332 Albemarle Corp. 1,080,959
18,376 CF Industries Holdings, Inc. 1,648,327
49,280 Corteva, Inc. 3,332,806
80,283 Dow, Inc. 1,840,889
47,536 DuPont de Nemours, Inc. 3,703,054
13,087 Eastman Chemical Co. 825,135
14,971 Ecolab, Inc. 4,099,959
28,993 International Flavors & Fragrances, Inc. 1,784,229
27,904 Linde plc 13,254,401
29,106 LyondellBasell Industries NV - Class A 1,427,358
35,895 Mosaic Co. (The) 1,244,839
25,765 PPG Industries, Inc. 2,708,159
13,728 Sherwin-Williams Co. (The) 4,753,458
45,297,204
CONSTRUCTION MATERIALS 2.5%
6,512 Martin Marietta Materials, Inc. 4,104,383
13,600 Vulcan Materials Co. 4,183,632
8,288,015
CONSUMER STAPLES DISTRIBUTION & RETAIL 7.5%
8,434 Costco Wholesale Corp. 7,806,763
11,548 Dollar General Corp. 1,193,486
10,365 Dollar Tree, Inc.
(a)
978,145
32,067 Kroger Co. (The) 2,161,636
25,420 Sysco Corp. 2,093,083
23,838 Target Corp. 2,138,269
35,955 Walgreens Boots Alliance, Inc., CVR
(a)(b)
19,056
82,077 Walmart, Inc. 8,458,856
24,849,294
CONTAINERS & PACKAGING 3.8%
260,357 Amcor plc 2,129,720
8,864 Avery Dennison Corp. 1,437,475
31,512 Ball Corp. 1,588,835
59,871 International Paper Co. 2,778,014
10,128 Packaging Corp. of America 2,207,195
56,191 Smurfit WestRock plc 2,392,051
12,533,290
DIVERSIFIED REITS 0.3%
13,658 WP Carey, Inc. 922,871
DIVERSIFIED TELECOMMUNICATION SERVICES 2.1%
120,669 AT&T, Inc. 3,407,693
78,234 Verizon Communications, Inc. 3,438,384
6,846,077
ENTERTAINMENT 8.3%
23,224 Electronic Arts, Inc. 4,684,281
17,865 Live Nation Entertainment, Inc.
(a)
2,919,141
5,185 Netflix, Inc.
(a)
6,216,400
14,585 Take-Two Interactive Software, Inc.
(a)
3,768,181
7,589 TKO Group Holdings, Inc. - Class A 1,532,674
SHARES SECURITY DESCRIPTION VALUE $
28,630 Walt Disney Co. (The) 3,278,135
254,263 Warner Bros Discovery, Inc.
(a)
4,965,756
27,364,568
FOOD PRODUCTS 4.4%
25,126 Archer-Daniels-Midland Co. 1,501,027
7,016 Bunge Global SA 570,050
10,261 Campbell's Co. (The) 324,042
24,955 Conagra Brands, Inc. 456,926
28,657 General Mills, Inc. 1,444,886
7,795 Hershey Co. (The) 1,458,055
15,290 Hormel Foods Corp. 378,275
5,569 J M Smucker Co. (The) 604,793
14,119 Kellanova 1,158,040
45,083 Kraft Heinz Co. (The) 1,173,961
7,418 Lamb Weston Holdings, Inc. 430,837
13,279 McCormick & Co., Inc. (Non-Voting) 888,498
56,211 Mondelez International, Inc. - Class A 3,511,502
14,976 Tyson Foods, Inc. - Class A 813,197
14,714,089
HEALTH CARE REITS 3.6%
9,604 Alexandria Real Estate Equities, Inc. 800,397
21,921 Healthcare Realty Trust, Inc. - Class A 395,236
43,232 Healthpeak Properties, Inc. 827,893
18,042 Omega Healthcare Investors, Inc. 761,733
14,829 Sabra Health Care REIT, Inc. 276,413
28,187 Ventas, Inc. 1,972,808
37,706 Welltower, Inc. 6,716,947
11,751,427
HOTEL & RESORT REITS 0.2%
43,343 Host Hotels & Resorts, Inc. 737,698
HOUSEHOLD PRODUCTS 4.3%
12,869 Church & Dwight Co., Inc. 1,127,710
6,440 Clorox Co. (The) 794,052
40,742 Colgate-Palmolive Co. 3,256,915
17,337 Kimberly-Clark Corp. 2,155,683
44,391 Procter & Gamble Co. (The) 6,820,678
14,155,038
INDUSTRIAL REITS 2.6%
16,360 Americold Realty Trust, Inc. 200,246
3,263 EastGroup Properties, Inc. 552,295
8,249 First Industrial Realty Trust, Inc. 424,576
3,676 Lineage, Inc. 142,041
56,196 Prologis, Inc. 6,435,566
14,650 Rexford Industrial Realty, Inc. 602,262
11,608 STAG Industrial, Inc. 409,646
8,766,632
INTERACTIVE MEDIA & SERVICES 10.5%
43,210 Alphabet, Inc. - Class A 10,504,351
34,855 Alphabet, Inc. - Class C 8,488,935
27,499 Match Group, Inc. 971,265
20,030 Meta Platforms, Inc. - Class A 14,709,632
34,674,183
MEDIA 4.1%
8,516 Charter Communications, Inc. - Class A
(a)
2,342,794
97,027 Comcast Corp. - Class A 3,048,587
24,205 Fox Corp. - Class A 1,526,367
14,910 Fox Corp. - Class B 854,194
41,647 Interpublic Group of Cos., Inc. (The) 1,162,368
42,602 News Corp. - Class A 1,308,307
12,592 News Corp. - Class B 435,054

Annual Financial Statements and Other Information
|
September 30, 2025

The accompanying notes are an integral part of these financial statements.
SHARES SECURITY DESCRIPTION VALUE $
21,969 Omnicom Group, Inc. 1,791,133
35,103 Paramount Skydance Corp. - Class B 664,149
6,850 Trade Desk, Inc. (The) - Class A
(a)
335,719
13,468,672
METALS & MINING 4.5%
86,786 Freeport-McMoRan, Inc. 3,403,747
66,930 Newmont Corp. 5,642,868
26,174 Nucor Corp. 3,544,745
15,642 Steel Dynamics, Inc. 2,180,964
14,772,324
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) 0.7%
63,536 AGNC Investment Corp. 622,017
37,637 Annaly Capital Management, Inc. 760,644
33,038 Rithm Capital Corp. 376,303
21,630 Starwood Property Trust, Inc. 418,973
2,177,937
OFFICE REITS 0.5%
9,056 BXP, Inc. 673,223
10,461 Cousins Properties, Inc. 302,741
6,621 Kilroy Realty Corp. 279,737
10,386 Vornado Realty Trust 420,945
1,676,646
PERSONAL CARE PRODUCTS 0.8%
12,251 Estee Lauder Cos., Inc. (The) - Class A 1,079,558
93,790 Kenvue, Inc. 1,522,212
2,601,770
REAL ESTATE MANAGEMENT & DEVELOPMENT 2.2%
18,353 CBRE Group, Inc. - Class A
(a)
2,891,698
26,395 CoStar Group, Inc.
(a)
2,226,946
1,915 Howard Hughes Holdings, Inc.
(a)
157,356
2,968 Jones Lang LaSalle, Inc.
(a)
885,295
514 Seaport Entertainment Group, Inc.
(a)
11,781
3,214 Zillow Group, Inc. - Class A
(a)
239,250
9,995 Zillow Group, Inc. - Class C
(a)
770,115
7,182,441
RESIDENTIAL REITS 3.0%
19,844 American Homes 4 Rent - Class A 659,813
8,879 AvalonBay Communities, Inc. 1,715,157
6,666 Camden Property Trust 711,795
11,929 Equity LifeStyle Properties, Inc. 724,090
21,346 Equity Residential 1,381,727
4,022 Essex Property Trust, Inc. 1,076,529
35,655 Invitation Homes, Inc. 1,045,761
7,307 Mid-America Apartment Communities, Inc. 1,021,007
7,480 Sun Communities, Inc. 964,920
18,817 UDR, Inc. 701,121
10,001,920
RETAIL REITS 3.2%
6,844 Agree Realty Corp. 486,198
19,082 Brixmor Property Group, Inc. 528,190
4,840 Federal Realty Investment Trust 490,340
42,105 Kimco Realty Corp. 919,994
11,719 NNN REIT, Inc. 498,878
56,309 Realty Income Corp. 3,423,024
10,183 Regency Centers Corp. 742,341
19,148 Simon Property Group, Inc. 3,593,505
10,682,470
SPECIALIZED REITS 8.6%
28,431 American Tower Corp. 5,467,849
SHARES SECURITY DESCRIPTION VALUE $
27,226 Crown Castle, Inc. 2,627,037
14,225 CubeSmart 578,389
19,737 Digital Realty Trust, Inc. 3,412,132
4,105 Equinix, Inc. 3,215,200
13,232 Extra Space Storage, Inc. 1,864,918
17,173 Gaming and Leisure Properties, Inc. 800,434
18,383 Iron Mountain, Inc. 1,873,963
5,492 Lamar Advertising Co. - Class A 672,331
7,521 Millrose Properties, Inc. - Class A 252,781
4,476 PotlatchDeltic Corp. 182,397
9,866 Public Storage 2,849,794
8,768 Rayonier, Inc. 232,703
6,728 SBA Communications Corp. - Class A 1,300,859
66,023 VICI Properties, Inc. - Class A 2,153,010
45,432 Weyerhaeuser Co. 1,126,259
28,610,056
TOBACCO 2.7%
62,736 Altria Group, Inc. 4,144,340
29,560 Philip Morris International, Inc. 4,794,632
8,938,972
WIRELESS TELECOMMUNICATION SERVICES 1.1%
14,821 T-Mobile US, Inc. 3,547,851
Total Common Stocks
(Cost $309,566,996) 329,578,490
SHORT TERM INVESTMENTS 0.3%
490,690 JPMorgan U.S. Government Money
Market Fund - Class IM 4.09%
(c)
490,690
490,690 Morgan Stanley Institutional Liquidity
Funds Government Portfolio -
Institutional Share Class 4.05%
(c)
490,690
Total Short Term Investments
(Cost $981,380) 981,380
Total Investments 99.9%
(Cost $310,548,376) 330,559,870
Other Assets in Excess of Liabilities 0.1% 390,251
NET ASSETS 100.0% $330,950,121

DoubleLine ETF Trust
Schedule of Investments DoubleLine Shiller CAPE
®
U.S. Equities ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
September 30, 2025
(a) Non-income producing security.
(b) Value determined using significant unobservable inputs.
(c) Seven-day yield as of period end.

Schedule of Investments DoubleLine Commercial Real Estate ETF
September 30, 2025
Annual Financial Statements and Other Information
|
September 30, 2025

The accompanying notes are an integral part of these financial statements.
P RINCIPAL
A MOUNT
$/S HARES
S ECURITY
D ESCRIPTION R ATE M ATURITY V ALUE $
COLLATERALIZED LOAN OBLIGATIONS 19.8%
ACREC LLC ,
1,000,000 Series 2023-FL2-B
(CME Term SOFR
1 Month + 3.48%,
3.48% Floor ) 7.63%
(a)
02/19/2038 1,009,448
ACRES LLC ,
4,000,000 Series 2025-FL3-A
(CME Term SOFR
1 Month + 1.62% ) 5.75%
(a)
08/18/2040 4,024,996
Arbor Realty Collateralized Loan Obligation Ltd. ,
3,100,000 Series 2025-BTR1-A
(CME Term SOFR
1 Month + 1.93% ) 6.06%
(a)
01/20/2041 3,114,827
2,000,000 Series 2025-BTR1-
AS (CME Term
SOFR 1 Month +
2.64% ) 6.77%
(a)
01/20/2041 2,006,034
Arbor Realty Commercial Real Estate Notes Ltd. ,
2,813,872 Series 2021-FL4-A
(CME Term SOFR
1 Month + 1.46%,
1.46% Floor ) 5.61%
(a)
11/15/2036 2,823,751
989,331 Series 2022-FL1-A
(SOFR 30 Day
Average + 1.45%,
1.45% Floor ) 5.82%
(a)
01/15/2037 990,847
BDS Ltd. ,
2,350,000 Series 2021-FL9-C
(CME Term SOFR
1 Month + 2.01%,
1.90% Floor ) 6.15%
(a)
11/16/2038 2,352,947
BRSP Ltd. ,
1,025,547 Series 2021-FL1-A
(CME Term SOFR
1 Month + 1.26%,
1.15% Floor ) 5.40%
(a)
08/19/2038 1,024,486
BSPDF Issuer LLC ,
1,000,000 Series 2025-FL2-A
(CME Term SOFR
1 Month + 1.52% ) 5.85%
(a)
12/15/2042 1,008,597
BSPDF Issuer Ltd. ,
136,037 Series 2021-FL1-B
(CME Term SOFR
1 Month + 1.91%,
1.80% Floor ) 6.06%
(a)
10/15/2036 136,209
BSPRT Issuer Ltd. ,
1,463,375 Series 2023-FL10-A
(CME Term SOFR
1 Month + 2.26%,
2.26% Floor ) 6.41%
(a)
09/15/2035 1,466,448
BXMT Ltd. ,
175,542 Series 2020-FL2-A
(CME Term SOFR
1 Month + 1.26%,
1.01% Floor ) 5.41%
(a)
02/15/2038 175,365
FS Rialto ,
1,111,566 Series 2021-FL2-A
(CME Term SOFR
1 Month + 1.33%,
1.33% Floor ) 5.48%
(a)
05/16/2038 1,112,585
1,069,207 Series 2021-FL3-A
(CME Term SOFR
1 Month + 1.36%,
1.36% Floor ) 5.51%
(a)
11/16/2036 1,071,689
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
GPMT Ltd. ,
270,345 Series 2021-FL3-A
(CME Term SOFR
1 Month + 1.61%,
1.36% Floor ) 5.75%
(a)
07/16/2035 270,905
3,000,000 Series 2021-FL3-AS
(CME Term SOFR
1 Month + 1.96% ) 6.10%
(a)
07/16/2035 3,005,955
3,563,640 Series 2021-FL4-A
(CME Term SOFR
1 Month + 1.46%,
1.35% Floor ) 5.60%
(a)
12/15/2036 3,573,586
320,000 Series 2021-FL4-AS
(CME Term SOFR
1 Month + 1.81%,
1.70% Floor ) 5.95%
(a)
12/15/2036 320,584
1,000,000 Series 2021-FL4-B
(CME Term SOFR
1 Month + 2.06% ) 6.20%
(a)
12/15/2036 993,650
Greystone CRE Notes Ltd. ,
341,150 Series 2021-FL3-A
(CME Term SOFR
1 Month + 1.13%,
1.02% Floor ) 5.28%
(a)
07/15/2039 342,183
550,000 Series 2021-FL3-B
(CME Term SOFR
1 Month + 1.76%,
1.65% Floor ) 5.91%
(a)
07/15/2039 547,800
HGI CRE CLO Ltd. ,
1,480,862 Series 2021-FL1-C
(CME Term SOFR
1 Month + 1.81%,
1.81% Floor ) 5.96%
(a)
06/16/2036 1,485,263
32,065 Series 2021-FL2-A
(CME Term SOFR
1 Month + 1.11%,
1.11% Floor ) 5.26%
(a)
09/17/2036 32,083
2,500,000 Series 2021-FL2-B
(CME Term SOFR
1 Month + 1.61%,
1.61% Floor ) 5.76%
(a)
09/17/2036 2,504,300
HIG RCP LLC ,
1,058,511 Series 2023-FL1-B
(CME Term SOFR
1 Month + 3.61%,
3.61% Floor ) 7.76%
(a)
09/19/2038 1,062,911
INCREF LLC ,
2,500,000 Series 2025-FL1-A
(CME Term SOFR
1 Month + 1.73% ) 5.86%
(a)
10/19/2042 2,514,015
KREF Ltd. ,
1,653,297 Series 2021-FL2-A
(CME Term SOFR
1 Month + 1.18%,
1.07% Floor ) 5.33%
(a)
02/15/2039 1,657,707
100,000 Series 2021-FL2-C
(CME Term SOFR
1 Month + 2.11%,
2.00% Floor ) 6.26%
(a)
02/15/2039 99,080
1,612,297 Series 2022-FL3-A
(CME Term SOFR
1 Month + 1.45%,
1.45% Floor ) 5.58%
(a)
02/17/2039 1,614,818

DoubleLine ETF Trust
Schedule of Investments DoubleLine Commercial Real Estate ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
September 30, 2025
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
250,000 Series 2022-FL3-AS
(CME Term SOFR
1 Month + 1.90%,
1.90% Floor ) 6.03%
(a)
02/17/2039 250,904
250,000 Series 2022-FL3-B
(CME Term SOFR
1 Month + 2.10%,
2.10% Floor ) 6.23%
(a)
02/17/2039 250,396
LFT CRE Ltd. ,
1,091,817 Series 2021-FL1-A
(CME Term SOFR
1 Month + 1.28%,
1.28% Floor ) 5.43%
(a)
06/15/2039 1,094,375
2,500,000 Series 2021-FL1-B
(CME Term SOFR
1 Month + 1.86%,
1.86% Floor ) 6.01%
(a)
06/15/2039 2,500,025
LoanCore Issuer Ltd. ,
61,879 Series 2021-CRE5-A
(CME Term SOFR
1 Month + 1.41%,
1.41% Floor ) 5.56%
(a)
07/15/2036 61,977
2,000,000 Series 2021-CRE5-
AS (CME Term
SOFR 1 Month
+ 1.86%, 1.86%
Floor ) 6.01%
(a)
07/15/2036 2,007,168
530,026 Series 2021-CRE6-A
(CME Term SOFR
1 Month + 1.41%,
1.30% Floor ) 5.56%
(a)
11/15/2038 532,129
1,600,000 Series 2021-CRE6-C
(CME Term SOFR
1 Month + 2.41% ) 6.56%
(a)
11/15/2038 1,606,343
MF1 Multifamily Housing Mortgage Loan Trust ,
1,500,000 Series 2021-FL5-B
(CME Term SOFR
1 Month + 1.56%,
1.56% Floor ) 5.71%
(a)
07/15/2036 1,505,272
65,998 Series 2021-FL6-A
(CME Term SOFR
1 Month + 1.21%,
1.10% Floor ) 5.35%
(a)
07/16/2036 66,085
418,820 Series 2021-FL7-A
(CME Term SOFR
1 Month + 1.19%,
1.08% Floor ) 5.33%
(a)
10/16/2036 419,260
1,000,000 Series 2021-FL7-B
(CME Term SOFR
1 Month + 1.86%,
1.75% Floor ) 6.00%
(a)
10/16/2036 1,002,012
Ready Capital Mortgage Financing LLC ,
1,054,403 Series 2021-FL7-A
(CME Term SOFR
1 Month + 1.31%,
1.20% Floor ) 5.47%
(a)
11/25/2036 1,058,124
STWD Ltd. ,
3,000,000 Series 2021-FL2-AS
(CME Term SOFR
1 Month + 1.56% ) 5.70%
(a)
04/18/2038 3,010,674
547,547
Series 2022-FL3-A
(SOFR 30 Day
Average + 1.35%,
1.35% Floor ) 5.72%
(a)
11/15/2038 549,460
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
TRTX Issuer Ltd. ,
266,338 Series 2021-FL4-A
(CME Term SOFR
1 Month + 1.31%,
1.20% Floor ) 5.46%
(a)
03/15/2038 267,274
2,378,862 Series 2022-FL5-A
(CME Term SOFR
1 Month + 1.65%,
1.65% Floor ) 5.79%
(a)
02/15/2039 2,387,171
2,100,000 Series 2022-FL5-AS
(CME Term SOFR
1 Month + 2.15%,
2.15% Floor ) 6.29%
(a)
02/15/2039 2,105,601
Total Collateralized Loan Obligations
(Cost $62,440,881) 63,017,319
NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS 64.4%
1211 Avenue of the Americas Trust ,
1,000,000 Series
2015-1211-A1A2 3.90%
(a)
08/10/2035 965,938
280 Park Avenue Mortgage Trust ,
1,500,000 Series 2017-280P-A
(CME Term SOFR
1 Month + 1.18%,
1.13% Floor ) 5.33%
(a)
09/15/2034 1,489,430
AG Trust ,
1,744,000 Series 2024-NLP-B
(CME Term SOFR
1 Month + 2.76% ) 6.91%
(a)
07/15/2041 1,753,620
Arbor Multifamily Mortgage Securities Trust ,
1,454,000 Series
2021-MF2-ASB 2.24%
(a)
06/15/2054 1,373,331
ARDN Mortgage Trust ,
1,860,000 Series 2025-ARCP-A
(CME Term SOFR
1 Month + 1.75% ) 5.90%
(a)
06/15/2035 1,862,993
BANK ,
559,454 Series
2017-BNK5-A4 3.13% 06/15/2060 551,431
355,633 Series
2018-BN14-A2 4.13% 09/15/2060 353,744
1,000,000 Series
2019-BN19-A2 2.93% 08/15/2061 953,218
1,579,146 Series
2019-BN22-ASB 2.90% 11/15/2062 1,545,692
1,050,000 Series
2021-BN32-ASB 2.33% 04/15/2054 996,501
170,478 Series
2021-BN33-A1 0.61% 05/15/2064 168,524
650,000 Series
2021-BN36-A2 2.13% 09/15/2064 635,464
191,999 Series
2021-BN37-A1 1.19% 11/15/2064 189,064
400,000 Series
2021-BN38-ASB 2.51% 12/15/2064 374,927
508,873 Series
2022-BNK39-A1 1.74% 02/15/2055 500,021
90,154 Series
2023-BNK45-A1 5.43% 02/15/2056 91,135
1,382,060 Series
2023-BNK46-A1 6.01% 08/15/2056 1,406,736
1,584,908 Series
2024-BNK47-A1 5.52% 06/15/2057 1,618,950

Annual Financial Statements and Other Information
|
September 30, 2025

The accompanying notes are an integral part of these financial statements.
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
1,205,285 Series
2024-BNK48-A1 4.33% 10/15/2057 1,204,521
2,524,804 Series
2025-BNK49-A1 4.77% 03/15/2058 2,548,730
2,874,711 Series
2025-BNK50-A1 4.73% 05/15/2068 2,899,654
BANK5 ,
3,000,000 Series
2023-5YR1-A3 6.26%
(b)
04/15/2056 3,119,722
299,423 Series
2023-5YR2-A1 6.20% 07/15/2056 305,668
6,132,000 Series
2023-5YR2-A3 6.66%
(b)
07/15/2056 6,470,979
1,500,000 Series
2024-5YR10-A3 5.30% 10/15/2057 1,547,002
1,500,000 Series
2024-5YR11-A3 5.89% 11/15/2057 1,578,851
2,586,800 Series
2024-5YR5-A3 5.70% 02/15/2029 2,685,038
707,116 Series
2024-5YR7-A1 5.82% 06/15/2057 720,539
1,561,316 Series
2024-5YR8-A1 5.19% 08/15/2057 1,587,667
1,000,000 Series
2024-5YR8-A3 5.88% 08/15/2057 1,050,228
1,000,000 Series
2024-5YR9-A3 5.61% 08/15/2057 1,041,505
926,303 Series
2025-5YR14-A1 4.82% 04/15/2058 933,599
19,618,000 Series
2025-5YR17-XA 1.40%
(b)(c)
11/15/2058 1,000,922
BANK5 Trust ,
1,577,968 Series
2024-5YR6-A1 5.86% 05/15/2057 1,617,525
1,248,000 Series
2024-5YR6-A3 6.23% 05/15/2057 1,318,944
BBCMS Mortgage Trust ,
54,656 Series 2017-C1-ASB 3.49% 02/15/2050 54,245
2,177,000 Series
2021-C11-ASB 2.11% 09/15/2054 2,048,660
503,232 Series 2023-C19-A1 5.70% 04/15/2056 508,393
725,473 Series
2024-5C25-A1 5.49% 03/15/2057 737,987
1,395,625 Series 2024-C24-A1 5.23% 02/15/2057 1,409,842
1,740,106 Series 2024-C28-A1 4.91% 09/15/2057 1,758,462
1,229,754 Series
2025-5C34-A1 4.81% 05/15/2058 1,241,856
19,627,428 Series
2025-5C34-XA 1.39%
(b)(c)
05/15/2058 937,608
21,365,562 Series
2025-5C36-XA 1.29%
(b)(c)
08/15/2058 973,142
2,500,000 Series
2025-5C37-AS 5.38%
(b)
09/15/2058 2,559,955
14,250,000 Series
2025-5C37-XA 1.66%
(a)(b)(c)
09/15/2058 996,779
BBCMS Trust ,
550,000 Series 2018-CBM-A
(CME Term SOFR
1 Month + 1.30%,
1.25% Floor ) 5.45%
(a)
07/15/2037 537,495
Benchmark Mortgage Trust ,
500,000 Series 2018-B7-A3 4.24% 05/15/2053 498,968
1,379,000 Series 2019-B13-A3 2.70% 08/15/2057 1,298,171
486,150 Series
2019-B13-ASB 2.89% 08/15/2057 475,080
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
11,364,901 Series 2019-B14-XA 0.89%
(b)(c)
12/15/2062 237,747
668,274 Series 2019-B15-A2 2.91% 12/15/2072 635,924
300,000 Series
2020-B22-ASB 1.73% 01/15/2054 281,457
1,250,000 Series 2021-B25-A3 1.91% 04/15/2054 1,148,579
240,174 Series 2022-B37-A1 5.94%
(b)
11/15/2055 243,199
2,500,000 Series 2023-B38-A2 5.63% 04/15/2056 2,561,717
185,053 Series 2023-V2-A1 5.85% 05/15/2055 186,209
775,000 Series 2023-V2-A2 5.36% 05/15/2055 789,439
14,042,026 Series 2023-V2-XA 1.22%
(b)(c)
05/15/2055 306,404
2,500,000 Series 2023-V3-AS 7.10%
(b)
07/15/2056 2,645,539
191,298 Series 2024-V10-A1 4.48% 09/15/2057 191,588
179,317 Series 2024-V12-A1 5.05% 12/15/2057 181,624
254,204 Series 2024-V5-A1 5.32% 01/10/2057 257,799
3,000,000 Series 2024-V5-A3 5.81% 01/10/2057 3,127,541
1,638,673 Series 2024-V7-A1 5.63% 05/15/2056 1,675,865
771,660 Series 2024-V8-A1 5.51% 07/15/2057 786,403
1,500,000 Series 2024-V8-A3 6.19%
(b)
07/15/2057 1,585,727
2,000,000 Series 2024-V9-A3 5.60% 08/15/2057 2,078,815
300,000 Series 2025-V13-A1 5.09% 02/15/2058 305,114
1,867,567 Series 2025-V14-A1 4.84% 04/15/2057 1,892,325
962,095 Series 2025-V15-A1 4.91% 06/15/2058 971,845
1,000,000 Series 2025-V16-AS 5.86%
(b)
08/15/2058 1,042,220
3,000,000 Series
2025-V17-AM 5.42%
(b)
09/15/2058 3,075,844
15,350,000 Series 2025-V17-XA 1.51%
(b)(c)
09/15/2058 996,002
BFLD Trust ,
2,000,000 Series 2025-FPM-A 5.01%
(a)(b)
10/10/2030 2,017,275
BMARK ,
535,504 Series 2023-V4-A1 6.45% 11/15/2056 547,854
BMO Mortgage Trust ,
208,720 Series 2022-C1-A1 2.20% 02/15/2055 206,301
67,485 Series 2022-C3-A1 5.43%
(b)
09/15/2054 67,765
371,526 Series 2023-5C2-A1 6.80% 11/15/2056 380,886
381,407 Series 2023-C4-A1 5.29% 02/15/2056 383,362
1,111,827 Series 2023-C5-A1 5.74% 06/15/2056 1,126,769
500,000 Series 2023-C5-A2 6.52% 06/15/2056 514,823
1,194,939 Series 2023-C7-A1 5.90% 12/15/2056 1,215,750
85,000 Series 2024-5C3-A1 5.14% 02/15/2057 85,850
1,553,253 Series 2024-5C4-A1 6.02% 05/15/2057 1,594,182
404,042 Series 2024-5C5-A1 5.20% 02/15/2057 404,547
2,000,000 Series 2024-5C6-A3 5.32% 09/15/2057 2,061,659
1,102,459 Series 2024-5C7-A1 4.83% 11/15/2057 1,113,764
1,251,222 Series 2024-C9-A1 5.48% 07/15/2057 1,272,355
397,822 Series
2025-5C10-A1 4.74% 05/15/2058 400,648
17,432,108 Series
2025-5C10-XA 1.58%
(b)(c)
05/15/2058 921,817
15,844,000 Series
2025-5C12-XA 1.66%
(b)(c)
10/15/2058 999,303
1,047,430 Series 2025-5C9-A1 4.97% 04/15/2058 1,059,689
1,846,382 Series 2025-C11-A1 4.97% 02/15/2058 1,875,662
968,530 Series 2025-C12-A1 4.90% 06/15/2058 980,804
BPR Trust ,
340,000 Series 2021-TY-B
(CME Term SOFR
1 Month + 1.26%,
1.15% Floor ) 5.42%
(a)
09/15/2038 338,869
BX Commercial Mortgage Trust ,
409,752 Series 2019-IMC-A
(CME Term SOFR
1 Month + 1.05%,
1.00% Floor ) 5.20%
(a)
04/15/2034 407,826

DoubleLine ETF Trust
Schedule of Investments DoubleLine Commercial Real Estate ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
September 30, 2025
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
267,766 Series 2021-21M-A
(CME Term SOFR
1 Month + 0.84%,
0.73% Floor ) 4.99%
(a)
10/15/2036 267,579
468,097 Series 2021-ACNT-C
(CME Term SOFR
1 Month + 1.61%,
1.50% Floor ) 5.76%
(a)
11/15/2038 468,220
1,151,621 Series 2021-XL2-A
(CME Term SOFR
1 Month + 0.80%,
0.69% Floor ) 4.95%
(a)
10/15/2038 1,151,386
1,134,000 Series 2021-XL2-D
(CME Term SOFR
1 Month + 1.51% ) 5.66%
(a)
10/15/2038 1,133,440
BX Mortgage Trust ,
1,500,000 Series 2021-PAC-A
(CME Term SOFR
1 Month + 0.80% ) 4.95%
(a)
10/15/2036 1,496,654
BX Trust ,
2,020,065 Series 2021-BXMF-B
(CME Term SOFR
1 Month + 1.16%,
1.04% Floor ) 5.31%
(a)
10/15/2026 2,018,189
320,000 Series 2021-LBA-
DJV (CME Term
SOFR 1 Month +
1.71% ) 5.87%
(a)
02/15/2036 319,575
1,000,000 Series 2021-LGCY-B
(CME Term SOFR
1 Month + 0.97%,
0.86% Floor ) 5.12%
(a)
10/15/2036 996,585
1,267,994 Series 2021-RISE-B
(CME Term SOFR
1 Month + 1.36%,
1.25% Floor ) 5.51%
(a)
11/15/2036 1,266,916
860,000 Series 2021-VIEW-C
(CME Term SOFR
1 Month + 2.46%,
2.35% Floor ) 6.61%
(a)
06/15/2036 859,844
Cantor Commercial Real Estate Lending ,
1,256,013 Series 2019-CF1-A2 3.62% 05/15/2052 1,225,547
200,000 Series 2019-CF3-A4 3.01% 01/15/2053 187,101
CEDR Commercial Mortgage Trust ,
1,000,000 Series 2022-SNAI-A
(CME Term SOFR
1 Month + 0.99%,
0.99% Floor ) 5.14%
(a)
02/15/2039 985,922
Citigroup Commercial Mortgage Trust ,
271,864 Series 2016-C1-A3 2.94% 05/10/2049 270,443
1,751,000 Series 2016-P4-A4 2.90% 07/10/2049 1,727,998
885,206 Series 2017-P7-A3 3.44% 04/14/2050 876,346
1,220,286 Series
2019-GC43-AAB 2.96% 11/10/2052 1,188,045
Commercial Mortgage Trust ,
2,500,000 Series
2016-COR1-A4 3.09% 10/10/2049 2,462,016
2,000,000 Series 2016-DC2-B 4.84%
(b)
02/10/2049 1,987,581
CSAIL Commercial Mortgage Trust ,
1,962,263 Series 2017-CX9-A4 3.18% 09/15/2050 1,924,448
19,051 Series 2020-C19-A1 1.30% 03/15/2053 17,304
1,935,229 Series
2020-C19-ASB 2.55% 03/15/2053 1,862,798
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
CSMC Trust ,
1,600,000 Series
2016-NXSR-A4 3.79%
(b)
12/15/2049 1,587,864
DBJPM Mortgage Trust ,
1,385,000 Series 2016-C3-A5 2.89% 08/10/2049 1,368,536
31,494 Series 2020-C9-A2 1.90% 08/15/2053 31,435
3,000,000 Series 2020-C9-A3 1.88% 08/15/2053 2,823,631
Del Amo Fashion Center Trust ,
1,500,000 Series 2017-AMO-A 3.76%
(a)(b)
06/05/2035 1,451,281
DTP Commercial Mortgage Trust ,
2,000,000 Series 2023-STE2-B 5.98%
(a)(b)
01/15/2041 2,026,002
EQUS Mortgage Trust ,
1,510,696 Series 2021-EQAZ-B
(CME Term SOFR
1 Month + 1.36% ) 5.52%
(a)
10/15/2038 1,509,835
GS Mortgage Securities Corp. Trust ,
1,000,000 Series 2021-STAR-A
(CME Term SOFR
1 Month + 1.06%,
0.95% Floor ) 5.22%
(a)
12/15/2036 995,430
GS Mortgage Securities Trust ,
240,996 Series
2013-GC13-AS 4.00%
(a)(b)
07/10/2046 238,081
3,000,000 Series 2013-GC13-B 4.00%
(a)(b)
07/10/2046 2,919,750
402,345 Series
2015-GC34-A4 3.51% 10/10/2048 398,368
980,000 Series
2018-GS10-A2 4.00% 07/10/2051 970,640
300,000 Series
2019-GC38-A3 3.70% 02/10/2052 295,974
234,387 Series
2019-GC39-A3 3.31% 05/10/2052 224,443
164,656 Series
2019-GSA1-AAB 2.99% 11/10/2052 160,837
2,586,053 Series
2020-GC45-AAB 2.84% 02/13/2053 2,511,589
J.P. Morgan Chase Commercial Mortgage Securities Trust ,
470,088 Series 2016-JP3-A4 2.63% 08/15/2049 463,689
1,331,457 Series 2019-UES-A 3.81%
(a)
05/05/2032 1,315,691
JPMBB Commercial Mortgage Securities Trust ,
204,502 Series 2015-C27-A4 3.18% 02/15/2048 200,033
590,000 Series 2015-C33-AS 4.02% 12/15/2048 586,866
JPMCC Commercial Mortgage Securities Trust ,
137,082 Series 2017-JP5-A4 3.46% 03/15/2050 136,227
1,640,000 Series 2017-JP5-A5 3.72% 03/15/2050 1,624,605
2,000,000 Series
2019-COR5-A3 3.12% 06/13/2052 1,923,794
JPMDB Commercial Mortgage Securities Trust ,
500,381 Series 2018-C8-A3 3.94% 06/15/2051 497,694
LCCM Trust ,
514,483 Series
2017-LC26-A3 3.29%
(a)
07/12/2050 505,615
MHC Commercial Mortgage Trust ,
1,000,000 Series 2021-MHC-B
(CME Term SOFR
1 Month + 1.22%,
1.10% Floor ) 5.37%
(a)
04/15/2038 1,001,363
Morgan Stanley Bank of America Merrill Lynch Trust ,
211,854 Series 2017-C33-A3 3.30% 05/15/2050 209,774
377,690 Series 2025-5C1-A1 4.92% 03/15/2058 381,088
Morgan Stanley Capital I ,
1,609,052 Series 2017-HR2-A3 3.33% 12/15/2050 1,582,121
Morgan Stanley Capital I Trust ,
1,000,000 Series
2016-UBS9-A4 3.59% 03/15/2049 994,966

Annual Financial Statements and Other Information
|
September 30, 2025

The accompanying notes are an integral part of these financial statements.
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
7,794,984 Series 2019-L2-XA 1.16%
(b)(c)
03/15/2052 218,780
955,155 Series 2024-NSTB-A 3.90%
(a)(b)
09/24/2057 940,766
MSBAM Commercial Mortgage Securities Trust ,
2,862,601 Series
2012-CKSV-A2 3.28%
(a)
10/15/2030 2,737,183
MSWF Commercial Mortgage Trust ,
1,565,432 Series 2023-1-A1 5.54% 05/15/2056 1,583,165
745,074 Series 2023-2-A1 5.96% 12/15/2056 753,564
2,200,000 Series 2023-2-A2 6.89% 12/15/2056 2,326,521
STDIO Commercial Mortgage Trust ,
1,790,000 Series 2025-RLGH-A 5.72%
(a)(b)
09/15/2038 1,793,961
UBS Commercial Mortgage Trust ,
527,450 Series 2017-C7-A3 3.42% 12/15/2050 520,180
391,905 Series 2018-C13-A3 4.07% 10/15/2051 389,034
598,590 Series
2018-C15-ASB 4.20% 12/15/2051 597,386
1,600,366 Series 2018-C8-A3 3.72% 02/15/2051 1,590,069
Wells Fargo Commercial Mortgage Trust ,
578,222 Series 2015-P2-A4 3.81% 12/15/2048 576,740
711,552 Series
2016-BNK1-A2 2.40% 08/15/2049 703,980
1,080,000 Series
2016-BNK1-A3 2.65% 08/15/2049 1,062,925
725,000 Series 2016-C33-A4 3.43% 03/15/2059 721,551
1,250,000 Series 2016-C34-A4 3.10% 06/15/2049 1,236,141
97,535 Series 2017-C38-A4 3.19% 07/15/2050 96,122
2,448,048 Series 2019-C50-A4 3.47% 05/15/2052 2,392,386
500,000 Series 2019-C53-A3 2.79% 10/15/2052 472,743
2,456,783 Series
2020-C57-ASB 1.91% 08/15/2053 2,348,281
451,441 Series 2021-SAVE-A
(CME Term SOFR
1 Month + 1.36%,
1.15% Floor ) 5.52%
(a)
02/15/2040 450,913
1,328,590 Series 2024-5C1-A1 5.23% 07/15/2057 1,348,624
1,500,000 Series 2024-5C1-A3 5.93% 07/15/2057 1,573,322
2,042,930 Series 2024-C63-A1 4.89% 08/15/2057 2,065,703
20,659,002 Series 2025-5C4-XA 1.35%
(b)(c)
05/15/2058 942,610
2,000,000 Series 2025-5C6-AS 5.58%
(b)
10/15/2058 2,060,297
17,128,000 Series 2025-5C6-XA 1.58%
(b)(c)
10/15/2058 998,919
852,753 Series 2025-C64-A1 5.02% 02/15/2058 862,034
1,000,000 Series 2025-VTT-C 6.03%
(a)(b)
03/15/2038 1,004,641
WFRBS Commercial Mortgage Trust ,
80,084 Series 2013-C14-AS 3.49% 06/15/2046 78,333
1,000,000 Series 2014-C22-B 4.37%
(b)
09/15/2057 914,750
WHARF Commercial Mortgage Trust ,
2,000,000 Series 2025-DC-A 5.53%
(a)(b)
07/15/2040 2,053,486
Total Non-Agency Commercial Mortgage
Backed Obligations
(Cost $201,879,024) 204,727,411
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS 0.7%
AREIT Trust ,
1,999,737 Series 2022-CRE6-A
(SOFR 30 Day
Average + 1.25%,
1.25% Floor ) 5.64%
(a)
01/20/2037 2,007,762
BXMT Ltd. ,
300,524 Series 2020-FL3-A
(CME Term SOFR
1 Month + 2.01%,
2.01% Floor ) 6.16%
(a)
11/15/2037 301,661
Total Non-Agency Residential Collateralized
Mortgage Obligations
(Cost $2,272,051) 2,309,423
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS 13.9%
FHLMC ,
2,500,000 Pool WN1487 4.55% 11/01/2029 2,525,204
FHLMC Multifamily Structured Pass-Through Certificates ,
4,000,000 Series K518-A2 5.40% 01/25/2029 4,159,995
FHLMC, Multifamily Structured Pass-Through Certificates ,
4,100,000 Series K088-A2 3.69% 01/25/2029 4,072,439
FNMA ,
3,500,000 Pool BL2869 2.79% 07/01/2029 3,346,220
4,000,000 Pool BZ0638 4.82% 04/01/2029 4,097,842
4,500,000 Pool BZ1029 4.93% 06/01/2029 4,622,690
2,500,000 Pool BZ2695 5.01% 12/01/2029 2,541,010
2,490,016 Pool BZ3803 4.46% 05/01/2030 2,525,302
6,343,262 Pool BZ3936 4.78% 05/01/2030 6,441,296
2,500,000 Pool BZ4251 4.65% 07/01/2030 2,559,699
2,500,000 Pool BZ4252 4.65% 07/01/2030 2,556,435
2,000,000 Pool BZ4253 4.65% 07/01/2030 2,048,631
2,500,000 Pool BZ4565 4.53% 08/01/2030 2,538,266
Total US Government and Agency Mortgage
Backed Obligations
(Cost $43,857,325) 44,035,029
SHORT TERM INVESTMENTS 2.4%
3,888,780 JPMorgan U.S.
Government
Money Market
Fund - Class IM 4.09%
(d)
3,888,780
3,888,780 Morgan Stanley
Institutional
Liquidity Funds
Government
Portfolio -
Institutional Share
Class 4.05%
(d)
3,888,780
Total Short Term Investments
(Cost $7,777,560) 7,777,560
Total Investments 101.2%
(Cost $318,226,841) 321,866,742
Liabilities in Excess of Other Assets (1.2)% (3,958,983)
NET ASSETS 100.0% $317,907,759

DoubleLine ETF Trust
Schedule of Investments DoubleLine Commercial Real Estate ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
September 30, 2025
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At September 30, 2025, the value of these securities amounted to approximately $108,978,606 or
34.28% of net assets.
(b) Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.
(c) Interest only security.
(d) Seven-day yield as of period end.
Abbreviations:
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
SOFR Secured Overnight Financing Rate

Schedule of Investments DoubleLine Mortgage ETF
September 30, 2025
Annual Financial Statements and Other Information
|
September 30, 2025

The accompanying notes are an integral part of these financial statements.
P RINCIPAL
A MOUNT
$/S HARES
S ECURITY
D ESCRIPTION R ATE M ATURITY V ALUE $
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS 14.5%
Angel Oak Mortgage Trust ,
1,000,000 Series 2025-8-M1 6.22%
(a)(b)
07/25/2070 1,014,372
Barclays Mortgage Loan Trust ,
3,000,000 Series
2025-NQM3-M1 6.37%
(a)(b)
05/25/2065 3,029,900
BRAVO Residential Funding Trust ,
1,000,000 Series
2025-NQM6-B1A 6.47%
(a)(b)
06/25/2065 1,004,198
1,200,000 Series
2025-NQM7-M1 6.23%
(a)(b)
07/25/2065 1,212,321
Connecticut Avenue Securities Trust ,
447,465 Series 2023-R07-
2M1 (SOFR 30
Day Average +
1.95% ) 6.30%
(b)
09/25/2043 449,643
2,000,000 Series 2024-R01-
1M2 (SOFR 30
Day Average +
1.80%, 1.80%
Floor ) 6.16%
(b)
01/25/2044 2,019,354
1,500,000 Series 2024-R02-
1M2 (SOFR 30
Day Average +
1.80%, 1.80%
Floor ) 6.16%
(b)
02/25/2044 1,514,464
3,000,000 Series 2024-R05-
2M2 (SOFR 30
Day Average +
1.70%, 1.90%
Floor ) 6.06%
(b)
07/25/2044 3,016,446
Cross Mortgage Trust ,
1,861,000 Series 2025-H4-M1 6.45%
(a)(b)
06/25/2070 1,889,019
Deephaven Residential Mortgage Trust ,
706,627 Series 2022-2-A1 4.30%
(a)(b)
03/25/2067 691,229
EFMT ,
3,600,000 Series
2025-NQM2-M1B 6.91%
(a)(b)
06/25/2070 3,644,399
1,148,000 Series
2025-NQM3-M1B 6.45%
(a)(b)
08/25/2070 1,157,969
FHLMC STACR REMICS Trust ,
1,000,000 Series 2022-DNA3-
M1B (SOFR 30
Day Average +
2.90% ) 7.26%
(b)
04/25/2042 1,029,340
625,877 Series 2023-HQA2-
M1A (SOFR 30
Day Average +
2.00% ) 6.36%
(b)
06/25/2043 628,768
6,000,000 Series
2024-DNA1-M2
(SOFR 30 Day
Average + 1.95% ) 6.31%
(b)
02/25/2044 6,071,622
2,000,000 Series
2024-HQA1-M2
(SOFR 30 Day
Average + 2.00% ) 6.36%
(b)
03/25/2044 2,022,952
GS Mortgage-Backed Securities Trust ,
8,523,000 Series
2025-NQM2-M1 6.27%
(a)(b)
06/25/2065 8,609,327
2,100,000 Series
2025-NQM3-M1 5.93%
(a)(b)
11/25/2065 2,102,360
J.P. Morgan Mortgage Trust ,
3,533,000 Series
2025-NQM2-M1A 6.36%
(a)(b)
09/25/2065 3,583,943
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
1,300,000 Series
2025-NQM3-M1B 6.42%
(a)(b)
11/25/2065 1,311,028
1,000,000 Series
2025-VIS2-M1 6.20%
(a)(b)
01/25/2063 1,007,076
Morgan Stanley Residential Mortgage Loan Trust ,
3,588,000 Series
2025-NQM3-M1 6.56%
(a)(b)
05/25/2070 3,651,327
New Residential Mortgage Loan Trust ,
3,846,526 Series
2024-NQM1-A1 6.13%
(b)(c)
03/25/2064 3,887,049
OBX Trust ,
912,461 Series
2023-NQM10-A1 6.46%
(b)(c)
10/25/2063 923,741
617,804 Series
2023-NQM3-A1 5.95%
(b)(c)
02/25/2063 619,515
1,207,227 Series
2023-NQM5-A1A 6.57%
(b)(c)
06/25/2063 1,216,934
639,841 Series
2024-NQM4-A1 6.07%
(b)(c)
01/25/2064 647,001
1,320,534 Series
2024-NQM6-A1 6.45%
(b)(c)
02/25/2064 1,342,253
2,300,000 Series
2025-NQM13-M1 6.28%
(a)(b)
05/25/2065 2,329,770
5,200,000 Series
2025-NQM8-M1 6.39%
(a)(b)
03/25/2065 5,270,123
PRPM Trust ,
4,111,000 Series
2025-NQM2-M1A 6.63%
(a)(b)
04/25/2070 4,185,595
Verus Securitization Trust ,
978,694 Series 2023-5-A1 6.48%
(b)(c)
06/25/2068 985,948
612,162 Series 2023-7-A1 7.07%
(b)(c)
10/25/2068 622,316
1,124,041 Series 2023-8-A1 6.26%
(b)(c)
12/25/2068 1,137,101
721,344 Series
2023-INV3-A1 6.88%
(a)(b)
11/25/2068 733,231
1,450,000 Series 2025-3-M1 6.65%
(a)(b)
05/25/2070 1,476,185
1,089,000 Series 2025-4-M1 6.30%
(a)(b)
05/25/2070 1,106,739
Total Non-Agency Residential Collateralized
Mortgage Obligations
(Cost $76,257,962) 77,144,558
US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS 91.8%
FHLMC REMICS ,
1,811,032 Series 4631-GF
(SOFR 30 Day
Average + 0.61%,
0.50% Floor,
6.50% Cap ) 4.99% 11/15/2046 1,775,025
1,162,465 Series 5008-DI 3.00%
(d)
09/25/2050 167,606
6,692,450 Series 5020-IH 3.00%
(d)
08/25/2050 1,078,120
5,615,794 Series 5057-TI 3.00%
(d)
11/25/2050 901,556
5,933,943 Series 5083-IH 2.50%
(d)
03/25/2051 961,074
3,133,977 Series 5092-FK
(SOFR 30 Day
Average + 0.70%,
0.70% Floor,
4.00% Cap ) 4.00% 03/25/2051 2,572,749
9,564,080 Series 5162-CI 3.00%
(d)
11/25/2050 1,632,709
5,408,128 Series 5188-IA 3.00%
(d)
02/25/2052 871,021
8,397,864 Series 5377- 2.50%
(d)
12/25/2051 1,088,474
11,660,172 Series 5531- 3.00%
(d)
06/25/2041 1,319,246
3,907,931 Series 5570-FA
(SOFR 30 Day
Average + 1.40%,
6.50% Cap ) 5.76% 05/25/2055 3,939,756

DoubleLine ETF Trust
Schedule of Investments DoubleLine Mortgage ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
September 30, 2025
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
FHLMC STRIPS ,
6,491,253 Series 389-C19 2.50%
(d)
04/15/2052 1,107,188
FHLMC UMBS ,
16,077,014 Pool QD7607 2.00% 02/01/2052 13,177,589
9,262,861 Pool QD8212 3.00% 03/01/2052 8,227,768
4,946,756 Pool RA2853 2.50% 06/01/2050 4,214,962
9,414,460 Pool RJ3490 6.00% 02/01/2055 9,755,673
6,537,000 Pool RJ4841 5.50% 09/01/2055 6,689,300
2,139,476 Pool SD2912 5.00% 05/01/2053 2,143,343
1,865,774 Pool SD3139 3.50% 07/01/2052 1,708,684
3,807,560 Pool SD3354 5.00% 06/01/2053 3,796,497
2,547,730 Pool SD3489 2.00% 03/01/2052 2,075,170
5,862,553 Pool SD3530 6.00% 08/01/2053 6,058,922
2,481,418 Pool SD3745 6.00% 09/01/2053 2,562,925
4,383,405 Pool SD4296 2.00% 02/01/2052 3,584,709
4,355,506 Pool SD4650 5.00% 01/01/2054 4,362,762
4,080,043 Pool SD4794 6.50% 01/01/2054 4,339,976
2,472,626 Pool SD4888 6.00% 02/01/2054 2,558,803
6,545,588 Pool SD5525 5.50% 06/01/2054 6,692,520
8,695,264 Pool SD5573 3.00% 08/01/2052 7,774,333
2,480,700 Pool SD5617 6.00% 06/01/2054 2,575,903
2,111,161 Pool SD5726 3.00% 07/01/2052 1,876,878
6,403,624 Pool SD6874 5.50% 11/01/2054 6,554,299
4,976,680 Pool SD7512 3.00% 02/01/2050 4,472,869
10,337,573 Pool SD7535 2.50% 02/01/2051 8,904,432
5,675,153 Pool SD7550 3.00% 02/01/2052 5,093,333
4,249,396 Pool SD7565 5.50% 09/01/2053 4,353,847
6,333,204 Pool SD7567 5.50% 02/01/2054 6,483,395
2,658,233 Pool SD8288 5.00% 01/01/2053 2,650,411
2,721,518 Pool SD8469 5.50% 10/01/2054 2,747,352
14,326,751 Pool SD8492 5.00% 01/01/2055 14,223,338
9,647,605 Pool SL0810 5.50% 04/01/2055 9,775,604
4,077,265 Pool SL1460 5.50% 06/01/2055 4,132,167
6,605,784 Pool SL2062 5.50% 07/01/2055 6,761,218
FNMA REMICS ,
1,163,447 Series 2017-99-PY 4.00% 12/25/2047 1,099,689
3,303,996 Series 2021-3-NI 2.50%
(d)
02/25/2051 505,228
3,292,130 Series 2021-42-IA 3.00%
(d)
02/25/2051 507,860
7,323,659 Series 2021-43- 2.50%
(d)
06/25/2051 1,153,520
11,978,123 Series 2021-56-WI 2.50%
(d)
09/25/2051 1,515,376
5,183,530 Series 2021-88-KI 3.50%
(d)
03/25/2046 855,403
5,430,586 Series 2021-94- 3.00%
(d)
01/25/2052 923,538
4,688,965 Series 2023-51-BI 3.50%
(d)
04/25/2053 917,601
3,265,501 Series 2024-82-FH
(SOFR 30 Day
Average + 1.15%,
1.15% Floor,
6.50% Cap ) 5.51% 11/25/2054 3,269,621
5,267,865 Series 2024-9-BI 3.00%
(d)
03/25/2051 889,987
9,072,258 Series 2025-18-FH
(SOFR 30 Day
Average + 1.40%,
1.40% Floor,
6.50% Cap ) 5.76% 08/25/2054 9,145,497
FNMA STRIPS ,
10,190,167 Series 427-C16 2.50%
(d)
06/25/2040 1,171,052
7,926,269 Series 427-C84 3.50%
(d)
11/25/2040 1,101,333
6,612,580 Series 437-C8 2.50%
(d)
06/25/2052 1,073,739
FNMA UMBS ,
8,312,950 Pool BU3685 2.00% 11/01/2051 6,771,524
8,021,749 Pool BV3049 3.00% 02/01/2052 7,157,597
6,634,563 Pool CA6032 2.50% 06/01/2050 5,702,141
5,153,625 Pool CA7028 2.50% 09/01/2050 4,440,252
2,524,521
Pool CB7781 5.50% 01/01/2054 2,554,865
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
2,859,280 Pool CB9654 5.00% 12/01/2054 2,863,249
7,134,933 Pool CB9973 5.50% 02/01/2055 7,268,379
7,537,912 Pool FA0475 5.50% 12/01/2054 7,668,696
9,314,280 Pool FA0950 5.50% 03/01/2055 9,533,435
10,458,799 Pool FA1285 3.00% 06/01/2052 9,315,134
13,145,822 Pool FA1962 5.50% 02/01/2055 13,455,126
14,614,768 Pool FA2724 5.50% 09/01/2055 14,782,252
13,279,349 Pool FA2752 2.50% 07/01/2052 11,341,640
6,222,009 Pool FM3302 3.00% 03/01/2050 5,534,765
5,170,369 Pool FM7529 3.00% 05/01/2051 4,625,030
5,625,729 Pool FM8309 2.00% 08/01/2051 4,599,036
16,014,576 Pool FM8731 2.00% 09/01/2051 12,984,660
5,548,120 Pool FS0984 3.00% 04/01/2052 4,958,972
3,695,796 Pool FS2040 2.00% 02/01/2052 2,996,461
4,328,539 Pool FS2141 3.50% 06/01/2052 3,988,107
2,580,545 Pool FS5704 2.00% 04/01/2052 2,102,718
3,614,742 Pool FS7114 5.50% 02/01/2054 3,699,787
5,650,267 Pool FS7252 5.00% 11/01/2053 5,628,396
5,948,337 Pool FS7512 4.00% 05/01/2052 5,721,075
6,550,225 Pool FS7738 6.00% 03/01/2054 6,828,806
5,573,295 Pool FS7819 2.00% 03/01/2052 4,568,020
4,829,362 Pool FS8652 2.50% 04/01/2052 4,108,216
7,549,947 Pool FS8660 5.50% 08/01/2054 7,727,597
8,742,767 Pool FS9026 5.50% 09/01/2053 8,943,996
3,388,084 Pool MA4733 4.50% 09/01/2052 3,303,748
421,677 Pool MA5038 5.00% 06/01/2053 420,262
2,398,005 Pool MA5039 5.50% 06/01/2053 2,427,865
8,901,278 Pool MA5503 5.50% 10/01/2044 9,143,822
FNMA/FHLMC UMBS, 30 Year, Single Family ,
15,322,000 Pool 2.50%
(e)
10/25/2055 12,911,115
11,269,000 Pool 3.00%
(e)
10/25/2055 9,899,971
18,219,000 Pool 5.50%
(e)
10/25/2055 18,371,934
GNMA ,
1,223,546 Series 2019-31-GF
(CME Term SOFR
1 Month + 0.56%,
0.45% Floor,
6.50% Cap ) 4.70% 03/20/2049 1,203,248
6,947,989 Series 2020-126-KI 2.50%
(d)
08/20/2050 998,468
9,139,689 Series 2020-146-DI 2.50%
(d)
10/20/2050 1,346,662
15,666,488 Series 2020-151-MI 2.50%
(d)
10/20/2050 2,279,557
3,251,474 Series 2020-153-CI 2.50%
(d)
10/20/2050 467,020
6,158,130 Series 2020-160-VI 2.50%
(d)
10/20/2050 909,563
9,138,700 Series 2020-167-WI 4.00%
(d)
08/20/2046 1,390,543
2,529,292 Series 2020-17-IG 3.00%
(d)
02/20/2050 422,024
7,092,454 Series 2020-173-MI 2.50%
(d)
11/20/2050 1,028,921
3,628,568 Series 2020-183-JI 2.50%
(d)
11/20/2050 529,925
9,742,856 Series 2020-185-MI 2.50%
(d)
12/20/2050 1,423,660
9,126,027 Series 2020-188-BI 2.50%
(d)
12/20/2050 1,414,161
5,312,670 Series 2020-51-ID 3.50%
(d)
04/20/2050 950,171
5,922,111 Series 2021-115-MI 2.50%
(d)
05/20/2051 646,343
8,029,028 Series 2021-140-IH 2.50%
(d)
08/20/2051 1,154,850
1,906,626 Series 2021-142- 3.00%
(d)
08/20/2051 336,753
3,527,367 Series 2021-206-AI 3.50%
(d)
11/20/2051 653,863
5,477,166 Series 2021-57-JI 3.00%
(d)
03/20/2051 934,044
10,856,408 Series 2021-77-IW 2.50%
(d)
12/20/2050 1,469,161
7,694,444 Series 2021-78-TI 3.00%
(d)
05/20/2051 1,345,890
6,500,551 Series 2022-204- 3.50%
(d)
04/20/2052 1,052,528
6,149,865 Series 2022-207- 3.00%
(d)
08/20/2051 1,021,291
3,267,490 Series 2022-61-HI 3.00%
(d)
02/20/2052 564,657
7,238,820 Series 2022-83- 2.50%
(d)
11/20/2051 1,028,990
4,587,280 Series 2023-24-IH 3.50%
(d)
07/20/2051 875,875
5,524,991 Series 2023-79-JI 2.50%
(d)
02/20/2051 768,245
5,390,911 Series 2024-24-BI 3.00%
(d)
12/20/2051 917,891

Annual Financial Statements and Other Information
|
September 30, 2025

The accompanying notes are an integral part of these financial statements.
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
8,112,879 Series 2024-61-IA 2.50%
(d)
02/20/2051 1,202,311
7,822,698 Series 2024-79-CI 3.50%
(d)
02/20/2052 1,315,472
Total US Government and Agency Mortgage
Backed Obligations
(Cost $484,196,365) 489,873,686
SHORT TERM INVESTMENTS 0.2%
639,201 JPMorgan U.S.
Government
Money Market
Fund - Class IM 4.09%
(f)
639,201
639,201 Morgan Stanley
Institutional
Liquidity Funds
Government
Portfolio -
Institutional Share
Class 4.05%
(f)
639,201
Total Short Term Investments
(Cost $1,278,402) 1,278,402
Total Investments 106.5%
(Cost $561,732,728) 568,296,646
Liabilities in Excess of Other Assets (6.5)% (34,692,970)
NET ASSETS 100.0% $533,603,676
(a) Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At September 30, 2025, the value of these securities amounted to approximately $77,144,558 or
14.46% of net assets.
(c) Step bond; coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(d) Interest only security.
(e) Represents or includes a TBA transaction.
(f) Seven-day yield as of period end.
Abbreviations:
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage Backed Securities
STACR Structured Agency Credit Risk
STRIPS Separate Trading of Registered Interest and Principal of Securities
REMIC Real Estate Mortgage Investment Conduit
Schedule of TBA sales commitments - (% of Net Assets)
Principal
Amounts Value
Securities Sold Short - (7.1)%
Mortgage-Backed Securities - (7.1)%
FNMA/FHLMC UMBS, 30 Year, Single Family, 2.00%, TBA, 10/25/55 $ (39,000,000) $ (31,443,091)
FNMA/FHLMC UMBS, 30 Year, Single Family, 3.00%, TBA, 11/25/55 (7,100,000) (6,237,724)
Total Securities Sold Short (proceeds $37,685,984) $ (37,680,815)

DoubleLine ETF Trust
Schedule of Investments DoubleLine Mortgage ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
September 30, 2025
Futures Contracts
Description Long/Short
Contract
Quantity
Expiration
Date
Notional
Amount
(1)
Unrealized
Appreciation
(Depreciation) /
Value
U.S. Treasury Long Bonds Long 468 12/19/2025 $ 54,565,875 $ 309,362
U.S. Treasury Ultra Bonds Short (335) 12/19/2025 (40,220,938) 183,968
U.S. Treasury 2 Year Notes Short (740) 12/31/2025 (154,214,844) 176,775
U.S. Treasury 10 Year Ultra Bonds Long 318 12/19/2025 36,594,844 (171,543)
U.S. Treasury 5 Year Notes Long 1,780 12/31/2025 194,367,657 (726,168)
$(227,606)
(1) Notional Amount is determined based on the number of contracts multiplied by the contract size and the quoted daily settlement price in US dollars.

Schedule of Investments DoubleLine Commodity Strategy ETF (Consolidated)
September 30, 2025
Annual Financial Statements and Other Information
|
September 30, 2025

The accompanying notes are an integral part of these financial statements.
P RINCIPAL
A MOUNT
$/S HARES
S ECURITY
D ESCRIPTION R ATE M ATURITY V ALUE $
SHORT TERM INVESTMENTS 100.6%
1,193,291 JPMorgan U.S.
Government
Money Market
Fund - Class IM 4.09%
(a)(b)
1,193,291
1,193,291 Morgan Stanley
Institutional
Liquidity Funds
Government
Portfolio -
Institutional Share
Class 4.05%
(a)(b)
1,193,291
11,200,000 U.S. Treasury Bills 0.00%
(b)
11/06/2025 11,155,004
8,200,000 U.S. Treasury Bills 0.00%
(b)
11/13/2025 8,160,774
Total Short Term Investments
(Cost $21,700,141) 21,702,360
Total Investments 100.6%
(Cost $21,700,141) 21,702,360
Liabilities in Excess of Other Assets (0.6)% (119,297)
NET ASSETS 100.0% $21,583,063
(a) Seven-day yield as of period end.
(b) All or a portion of this security is owned by DoubleLine Commodity ETF Ltd., which is a wholly-owned subsidiary of the DoubleLine Commodity
Strategy ETF.
Excess Return Swaps
Reference Entity Counterparty Long/Short
Financing
Rate
Payment
Frequency
Termination
Date
Notional
Amount Value
Upfront
Premiums
Paid/
(Received)
Unrealized
Appreciation
(Depreciation)
Barclays Backwardation Tilt
Multi-Strategy Index
(1)(2)
Barclays Bank plc Long 0.25% Termination 10/22/2025 $ 21,500,000 $ (113,720) $ — $ (113,720)
$(113,720) $— $(113,720)
(1) All or a portion of this security is owned by DoubleLine Commodity ETF Ltd., which is a wholly-owned subsidiary of the DoubleLine Commodity
Strategy ETF.
(2) Barclays Backwardation Tilt Multi-Strategy Index (the "Barclays Index") seeks to capture two sources of potential outperformance in commodity futures markets. The first source of potential outperformance comes through selecting, for each relevant commodity, the eligible futures contract that is expected to offer the best outperformance relative to the front-month contract rolling exposure used by the Bloomberg Commodity Index.
This is achieved through the use of certain futures contract selection methodologies referred to together as “Multi-Strategy.” These Multi-Strategy methodologies select a futures contract for each commodity that may differ from the futures contract selected by the Bloomberg Commodity
Index, based on the factors described above including carry, seasonality and momentum. The second source of potential outperformance comes through overweighting (relative to the weightings in the Bloomberg Commodity Index) the exposure of the Barclays Index to the futures contracts of commodities that exhibit the highest degree of backwardation in the term structures of their futures contracts, while simultaneously underweighting the exposure to the futures contracts of commodities that exhibit a lower degree of backwardation. Historically, the commodities with a higher degree of backwardation have generally had better historical average performance than the commodities with a lower degree of backwardation. Information on the index constituents as of period end, is available on the Barclays Capital, Inc.
website at https://indices.cib.barclays/IM/12/en/indices/details.app;ticker=BXCS1496.

Schedule of Investments DoubleLine Fortune 500 Equal Weight ETF
September 30, 2025

DoubleLine ETF Trust
The accompanying notes are an integral part of these financial statements.
SHARES SECURITY DESCRIPTION VALUE $
COMMON STOCKS 99.8%
AEROSPACE & DEFENSE 2.6%
164 Boeing Co. (The)
(a)
35,396
139 GE Aerospace 41,814
117 General Dynamics Corp. 39,897
217 Howmet Aerospace, Inc. 42,582
137 Huntington Ingalls Industries, Inc. 39,444
135 L3Harris Technologies, Inc. 41,230
83 Lockheed Martin Corp. 41,434
64 Northrop Grumman Corp. 38,996
238 RTX Corp. 39,825
460 Textron, Inc. 38,865
27 TransDigm Group, Inc. 35,587
435,070
AIR FREIGHT & LOGISTICS 1.1%
295 CH Robinson Worldwide, Inc. 39,058
309 Expeditors International of Washington, Inc. 37,880
160 FedEx Corp. 37,730
699 GXO Logistics, Inc.
(a)
36,970
425 United Parcel Service, Inc. - Class B 35,500
187,138
AUTOMOBILE COMPONENTS 1.1%
299 Autoliv, Inc. (Sweden) 36,927
857 BorgWarner, Inc. 37,673
1,857 Dana, Inc. 37,214
4,381 Goodyear Tire & Rubber Co. (The)
(a)
32,770
339 Lear Corp. 34,107
178,691
AUTOMOBILES 0.9%
3,149 Ford Motor Co. 37,662
638 General Motors Co. 38,899
107 Tesla, Inc.
(a)
47,585
335 Thor Industries, Inc. 34,736
158,882
BANKS 3.1%
751 Bank of America Corp. 38,744
391 Citigroup, Inc. 39,686
733 Citizens Financial Group, Inc. 38,966
838 Fifth Third Bancorp 37,333
19 First Citizens BancShares, Inc. - Class A 33,994
2,150 Huntington Bancshares, Inc. 37,131
127 JPMorgan Chase & Co. 40,059
1,954 KeyCorp 36,520
188 M&T Bank Corp. 37,153
185 PNC Financial Services Group, Inc. (The) 37,172
1,394 Regions Financial Corp. 36,760
812 Truist Financial Corp. 37,125
772 US Bancorp 37,311
464 Wells Fargo & Co. 38,892
526,846
BEVERAGES 1.2%
540 Coca-Cola Co. (The) 35,813
228 Constellation Brands, Inc. - Class A 30,705
1,197 Keurig Dr Pepper, Inc. 30,535
722 Molson Coors Beverage Co. - Class B 32,671
598 Monster Beverage Corp.
(a)
40,251
251 PepsiCo, Inc. 35,250
205,225
BIOTECHNOLOGY 1.3%
179 AbbVie, Inc. 41,445
129 Amgen, Inc. 36,404
SHARES SECURITY DESCRIPTION VALUE $
273 Biogen, Inc.
(a)
38,242
326 Gilead Sciences, Inc. 36,186
65 Regeneron Pharmaceuticals, Inc. 36,548
96 Vertex Pharmaceuticals, Inc.
(a)
37,597
226,422
BROADLINE RETAIL 1.2%
163 Amazon.com, Inc.
(a)
35,790
1,305 Coupang, Inc. (South Korea)
(a)
42,021
378 eBay, Inc. 34,379
2,662 Kohl's Corp. 40,915
2,801 Macy's, Inc. 50,222
203,327
BUILDING PRODUCTS 0.8%
262 Builders FirstSource, Inc.
(a)
31,768
564 Carrier Global Corp. 33,671
499 Masco Corp. 35,124
242 Owens Corning 34,233
134,796
CAPITAL MARKETS 3.5%
73 Ameriprise Financial, Inc. 35,861
360 Bank of New York Mellon Corp. (The) 39,226
33 Blackrock, Inc. 38,474
387 Charles Schwab Corp. (The) 36,947
1,465 Franklin Resources, Inc. 33,885
51 Goldman Sachs Group, Inc. (The) 40,614
593 Interactive Brokers Group, Inc. - Class A 40,804
208 Intercontinental Exchange, Inc. 35,044
598 Jefferies Financial Group, Inc. 39,121
104 LPL Financial Holdings, Inc. 34,600
252 Morgan Stanley 40,058
285 Northern Trust Corp. 38,361
224 Raymond James Financial, Inc. 38,662
68 S&P Global, Inc. 33,096
323 State Street Corp. 37,471
379 StoneX Group, Inc.
(a)
38,249
600,473
CHEMICALS 2.5%
127 Air Products and Chemicals, Inc. 34,635
788 Celanese Corp. - Class A 33,159
505 Corteva, Inc. 34,153
1,494 Dow, Inc. 34,257
483 DuPont de Nemours, Inc. 37,626
544 Eastman Chemical Co. 34,299
134 Ecolab, Inc. 36,697
554 International Flavors & Fragrances, Inc. 34,093
1,124 Mosaic Co. (The) 38,981
331 PPG Industries, Inc. 34,791
102 Sherwin-Williams Co. (The) 35,319
426 Westlake Corp. 32,828
420,838
COMMERCIAL SERVICES & SUPPLIES 0.9%
762 ABM Industries, Inc. 35,143
176 Cintas Corp. 36,126
161 Republic Services, Inc. - Class A 36,946
167 Waste Management, Inc. 36,879
145,094
COMMUNICATIONS EQUIPMENT 0.4%
553 Cisco Systems, Inc. 37,837
81 Motorola Solutions, Inc. 37,040
74,877

Annual Financial Statements and Other Information
|
September 30, 2025

The accompanying notes are an integral part of these financial statements.
SHARES SECURITY DESCRIPTION VALUE $
CONSTRUCTION & ENGINEERING 1.2%
301 AECOM 39,271
61 EMCOR Group, Inc. 39,622
898 Fluor Corp.
(a)
37,779
210 MasTec, Inc.
(a)
44,690
99 Quanta Services, Inc. 41,028
202,390
CONSTRUCTION MATERIALS 0.2%
129 Vulcan Materials Co. 39,683
CONSUMER FINANCE 0.9%
915 Ally Financial, Inc. 35,868
118 American Express Co. 39,195
168 Capital One Financial Corp. 35,713
503 Synchrony Financial 35,738
146,514
CONSUMER STAPLES DISTRIBUTION & RETAIL 3.3%
1,892 Albertsons Cos., Inc. - Class A 33,129
897 Andersons, Inc. (The) 35,710
391 BJ's Wholesale Club Holdings, Inc.
(a)
36,461
75 Casey's General Stores, Inc. 42,399
40 Costco Wholesale Corp. 37,025
331 Dollar General Corp. 34,209
332 Dollar Tree, Inc.
(a)
31,331
530 Kroger Co. (The) 35,727
365 Performance Food Group Co.
(a)
37,975
256 Sprouts Farmers Market, Inc.
(a)
27,853
469 Sysco Corp. 38,617
384 Target Corp. 34,445
1,356 United Natural Foods, Inc.
(a)
51,012
480 US Foods Holding Corp.
(a)
36,778
3,094 Walgreens Boots Alliance, Inc., CVR
(a)(b)
1,640
388 Walmart, Inc. 39,987
554,298
CONTAINERS & PACKAGING 1.2%
212 Avery Dennison Corp. 34,380
702 Ball Corp. 35,395
371 Crown Holdings, Inc. 35,835
1,637 Graphic Packaging Holding Co. 32,036
753 International Paper Co. 34,939
176 Packaging Corp. of America 38,356
210,941
DISTRIBUTORS 0.7%
1,559 A-Mark Precious Metals, Inc. 40,331
267 Genuine Parts Co. 37,006
1,175 LKQ Corp. 35,885
113,222
DIVERSIFIED TELECOMMUNICATION SERVICES 0.7%
1,292 AT&T, Inc. 36,486
7,931 Lumen Technologies, Inc.
(a)
48,538
841 Verizon Communications, Inc. 36,962
121,986
ELECTRIC UTILITIES 3.2%
330 American Electric Power Co., Inc. 37,125
120 Constellation Energy Corp. 39,488
302 Duke Energy Corp. 37,373
684 Edison International 37,812
416 Entergy Corp. 38,767
587 Eversource Energy 41,759
833 Exelon Corp. 37,493
854
FirstEnergy Corp. 39,130
SHARES SECURITY DESCRIPTION VALUE $
493 NextEra Energy, Inc. 37,217
257 NRG Energy, Inc. 41,621
2,498 PG&E Corp. 37,670
1,018 PPL Corp. 37,829
399 Southern Co. (The) 37,813
509 Xcel Energy, Inc. 41,051
542,148
ELECTRICAL EQUIPMENT 0.9%
280 Emerson Electric Co. 36,730
62 GE Vernova, Inc. 38,124
107 Rockwell Automation, Inc. 37,400
297 Vertiv Holdings Co. - Class A 44,805
157,059
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 2.3%
339 Amphenol Corp. - Class A 41,951
289 Arrow Electronics, Inc.
(a)
34,969
674 Avnet, Inc. 35,237
224 CDW Corp. 35,679
556 Corning, Inc. 45,609
1,900 Ingram Micro Holding Corp. 40,831
283 Insight Enterprises, Inc.
(a)
32,095
179 Jabil, Inc. 38,873
321 Sanmina Corp.
(a)
36,950
250 TD SYNNEX Corp. 40,938
383,132
ENERGY EQUIPMENT & SERVICES 0.7%
836 Baker Hughes Co. - Class A 40,730
1,662 Halliburton Co. 40,885
2,825 NOV, Inc. 37,431
119,046
ENTERTAINMENT 1.3%
215 Electronic Arts, Inc. 43,365
224 Live Nation Entertainment, Inc.
(a)
36,602
31 Netflix, Inc.
(a)
37,167
315 Walt Disney Co. (The) 36,068
3,090 Warner Bros Discovery, Inc.
(a)
60,347
213,549
FINANCIAL SERVICES 2.3%
77 Berkshire Hathaway, Inc. - Class B
(a)
38,710
470 Block, Inc. - Class A
(a)
33,967
1,073 Corebridge Financial, Inc. 34,390
703 Equitable Holdings, Inc. 35,698
524 Fidelity National Information Services, Inc. 34,553
271 Fiserv, Inc.
(a)
34,940
419 Global Payments, Inc. 34,811
63 Mastercard, Inc. - Class A 35,835
536 PayPal Holdings, Inc.
(a)
35,944
107 Visa, Inc. - Class A 36,528
489 Voya Financial, Inc. 36,577
391,953
FOOD PRODUCTS 3.0%
579 Archer-Daniels-Midland Co. 34,589
1,145 Campbell's Co. (The) 36,159
1,944 Conagra Brands, Inc. 35,595
755 General Mills, Inc. 38,067
206 Hershey Co. (The) 38,533
1,290 Hormel Foods Corp. 31,915
291 Ingredion, Inc. 35,534
334 J M Smucker Co. (The) 36,272
466 Kellanova 38,222
1,341 Kraft Heinz Co. (The) 34,920

DoubleLine ETF Trust
Schedule of Investments DoubleLine Fortune 500 Equal Weight ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
September 30, 2025
SHARES SECURITY DESCRIPTION VALUE $
601 Mondelez International, Inc. - Class A 37,544
332 Post Holdings, Inc.
(a)
35,683
10 Seaboard Corp. 36,470
647 Tyson Foods, Inc. - Class A 35,132
504,635
GROUND TRANSPORTATION 2.1%
243 Avis Budget Group, Inc.
(a)
39,020
1,133 CSX Corp. 40,233
6,686 Hertz Global Holdings, Inc.
(a)
45,464
260 JB Hunt Transport Services, Inc. 34,884
134 Norfolk Southern Corp. 40,255
202 Ryder System, Inc. 38,105
391 Uber Technologies, Inc.
(a)
38,306
167 Union Pacific Corp. 39,474
276 XPO, Inc.
(a)
35,679
351,420
HEALTH CARE EQUIPMENT & SUPPLIES 1.9%
281 Abbott Laboratories 37,638
1,516 Baxter International, Inc. 34,519
191 Becton Dickinson & Co. 35,749
354 Boston Scientific Corp.
(a)
34,561
499 GE HealthCare Technologies, Inc. 37,476
80 Intuitive Surgical, Inc.
(a)
35,778
511 Solventum Corp.
(a)
37,303
96 Stryker Corp. 35,488
346 Zimmer Biomet Holdings, Inc. 34,081
322,593
HEALTH CARE PROVIDERS & SERVICES 4.7%
1,546 BrightSpring Health Services, Inc.
(a)
45,700
255 Cardinal Health, Inc. 40,025
130 Cencora, Inc. 40,629
1,281 Centene Corp.
(a)
45,705
124 Cigna Group (The) 35,743
13,693 Community Health Systems, Inc.
(a)
43,955
523 CVS Health Corp. 39,429
270 DaVita, Inc.
(a)
35,875
119 Elevance Health, Inc. 38,451
93 HCA Healthcare, Inc. 39,637
544 Henry Schein, Inc.
(a)
36,105
125 Humana, Inc. 32,521
135 Labcorp Holdings, Inc. 38,753
55 McKesson Corp. 42,490
213 Molina Healthcare, Inc.
(a)
40,760
7,260 Owens & Minor, Inc.
(a)
34,848
208 Quest Diagnostics, Inc. 39,641
207 Tenet Healthcare Corp.
(a)
42,029
122 UnitedHealth Group, Inc. 42,127
203 Universal Health Services, Inc. - Class B 41,501
795,924
HEALTH CARE REITS 0.2%
226 Welltower, Inc. 40,260
HOTELS, RESTAURANTS & LEISURE 3.4%
290 Airbnb, Inc. - Class A
(a)
35,212
944 Aramark 36,250
7 Booking Holdings, Inc. 37,795
1,392 Caesars Entertainment, Inc.
(a)
37,619
871 Chipotle Mexican Grill, Inc. - Class A
(a)
34,134
182 Darden Restaurants, Inc. 34,646
152 DoorDash, Inc. - Class A
(a)
41,341
174 Expedia Group, Inc. 37,193
136 Hilton Worldwide Holdings, Inc. 35,284
SHARES SECURITY DESCRIPTION VALUE $
662 Las Vegas Sands Corp. 35,609
138 Marriott International, Inc. - Class A 35,941
119 McDonald's Corp. 36,163
976 MGM Resorts International
(a)
33,828
433 Starbucks Corp. 36,632
790 Yum China Holdings, Inc. (China) 33,907
253 Yum! Brands, Inc. 38,455
580,009
HOUSEHOLD DURABLES 1.9%
220 DR Horton, Inc. 37,283
276 Lennar Corp. - Class A 34,787
282 Mohawk Industries, Inc.
(a)
36,355
6,409 Newell Brands, Inc. 33,583
5 NVR, Inc.
(a)
40,174
281 PulteGroup, Inc. 37,129
546 Taylor Morrison Home Corp. - Class A
(a)
36,041
268 Toll Brothers, Inc. 37,022
397 Whirlpool Corp. 31,204
323,578
HOUSEHOLD PRODUCTS 0.6%
443 Colgate-Palmolive Co. 35,413
285 Kimberly-Clark Corp. 35,437
238 Procter & Gamble Co. (The) 36,569
107,419
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS 0.4%
2,755 AES Corp. (The) 36,256
196 Vistra Corp. 38,400
74,656
INDUSTRIAL CONGLOMERATES 0.4%
238 3M Co. 36,932
169 Honeywell International, Inc. 35,575
72,507
INDUSTRIAL REITS 0.2%
333 Prologis, Inc. 38,135
INSURANCE 5.2%
346 Aflac, Inc. 38,648
184 Allstate Corp. (The) 39,496
279 American Financial Group, Inc. 40,656
450 American International Group, Inc. 35,343
125 Arthur J Gallagher & Co. 38,718
174 Assurant, Inc. 37,688
242 Cincinnati Financial Corp. 38,260
615 Fidelity National Financial, Inc. 37,201
280 Hartford Insurance Group, Inc. (The) 37,349
887 Lincoln National Corp. 35,773
389 Loews Corp. 39,052
19 Markel Group, Inc.
(a)
36,316
180 Marsh & McLennan Cos., Inc. 36,275
460 MetLife, Inc. 37,890
939 Old Republic International Corp. 39,879
2,229 Oscar Health, Inc. - Class A
(a)
42,196
463 Principal Financial Group, Inc. 38,387
153 Progressive Corp. (The) 37,783
340 Prudential Financial, Inc. 35,272
195 Reinsurance Group of America, Inc. 37,465
137 Travelers Cos., Inc. (The) 38,253
538 Unum Group 41,846
523 W R Berkley Corp. 40,072
879,818

Annual Financial Statements and Other Information
|
September 30, 2025

The accompanying notes are an integral part of these financial statements.
SHARES SECURITY DESCRIPTION VALUE $
INTERACTIVE MEDIA & SERVICES 0.5%
179 Alphabet, Inc. - Class A 43,515
50 Meta Platforms, Inc. - Class A 36,719
80,234
IT SERVICES 0.9%
516 Cognizant Technology Solutions Corp. - Class A 34,608
2,644 DXC Technology Co.
(a)
36,038
156 International Business Machines Corp. 44,017
1,195 Kyndryl Holdings, Inc.
(a)
35,886
150,549
LIFE SCIENCES TOOLS & SERVICES 0.6%
179 Danaher Corp. 35,489
198 IQVIA Holdings, Inc.
(a)
37,607
76 Thermo Fisher Scientific, Inc. 36,862
109,958
MACHINERY 2.8%
323 AGCO Corp. 34,584
86 Caterpillar, Inc. 41,034
94 Cummins, Inc. 39,703
77 Deere & Co. 35,209
206 Dover Corp. 34,367
139 Illinois Tool Works, Inc. 36,246
261 Oshkosh Corp. 33,852
429 Otis Worldwide Corp. 39,223
370 PACCAR, Inc. 36,378
50 Parker-Hannifin Corp. 37,908
486 Stanley Black & Decker, Inc. 36,124
193 Westinghouse Air Brake Technologies Corp. 38,691
261 Xylem, Inc. 38,498
481,817
MEDIA 2.6%
15,622 Altice USA, Inc. - Class A
(a)
37,649
137 Charter Communications, Inc. - Class A
(a)
37,689
1,095 Comcast Corp. - Class A 34,405
1,244 EchoStar Corp. - Class A
(a)
94,993
622 Fox Corp. - Class A 39,223
1,370 Interpublic Group of Cos., Inc. (The) 38,237
1,233 News Corp. - Class A 37,865
470 Omnicom Group, Inc. 38,319
2,324 Paramount Skydance Corp. - Class B 43,970
1,607 Sirius XM Holdings, Inc. 37,403
439,753
METALS & MINING 1.8%
1,168 Alcoa Corp. 38,416
3,547 Cleveland-Cliffs, Inc.
(a)
43,273
640 Commercial Metals Co. 36,659
852 Freeport-McMoRan, Inc. 33,415
524 Newmont Corp. 44,179
249 Nucor Corp. 33,722
127 Reliance, Inc. 35,665
279 Steel Dynamics, Inc. 38,901
304,230
MULTI-UTILITIES 1.8%
984 CenterPoint Energy, Inc. 38,179
514 CMS Energy Corp. 37,656
373 Consolidated Edison, Inc. 37,494
615 Dominion Energy, Inc. 37,620
268 DTE Energy Co. 37,903
450 Public Service Enterprise Group, Inc. 37,557
454 Sempra 40,850
SHARES SECURITY DESCRIPTION VALUE $
347 WEC Energy Group, Inc. 39,763
307,022
OIL, GAS & CONSUMABLE FUELS 4.8%
1,664 APA Corp. 40,402
235 Chevron Corp. 36,493
380 ConocoPhillips 35,944
1,442 Delek US Holdings, Inc. 46,532
1,040 Devon Energy Corp. 36,462
256 Diamondback Energy, Inc. 36,634
307 EOG Resources, Inc. 34,421
333 Exxon Mobil Corp. 37,546
755 HF Sinclair Corp. 39,517
1,406 Kinder Morgan, Inc. 39,804
216 Marathon Petroleum Corp. 41,632
802 Occidental Petroleum Corp. 37,895
500 ONEOK, Inc. 36,485
902 Ovintiv, Inc. 36,423
1,146 Par Pacific Holdings, Inc.
(a)
40,591
1,443 PBF Energy, Inc. - Class A 43,535
286 Phillips 66 38,902
231 Targa Resources Corp. 38,702
253 Valero Energy Corp. 43,076
655 Williams Cos., Inc. (The) 41,494
1,401 World Kinect Corp. 36,356
818,846
PASSENGER AIRLINES 1.2%
620 Alaska Air Group, Inc.
(a)
30,864
2,866 American Airlines Group, Inc.
(a)
32,214
614 Delta Air Lines, Inc. 34,845
7,079 JetBlue Airways Corp.
(a)
34,829
1,145 Southwest Airlines Co. 36,536
364 United Airlines Holdings, Inc.
(a)
35,126
204,414
PERSONAL CARE PRODUCTS 0.4%
420 Estee Lauder Cos., Inc. (The) - Class A 37,011
1,758 Kenvue, Inc. 28,532
65,543
PHARMACEUTICALS 1.5%
791 Bristol-Myers Squibb Co. 35,674
54 Eli Lilly & Co. 41,203
208 Johnson & Johnson 38,567
436 Merck & Co., Inc. 36,593
1,478 Pfizer, Inc. 37,659
3,525 Viatris, Inc. 34,898
240 Zoetis, Inc. - Class A 35,117
259,711
PROFESSIONAL SERVICES 1.9%
123 Automatic Data Processing, Inc. 36,101
340 Booz Allen Hamilton Holding Corp. - Class A 33,983
77 CACI International, Inc. - Class A
(a)
38,406
727 Concentrix Corp. 33,551
253 Jacobs Solutions, Inc. 37,915
731 KBR, Inc. 34,569
205 Leidos Holdings, Inc. 38,736
842 ManpowerGroup, Inc. 31,912
313 Science Applications International Corp. 31,103
316,276
REAL ESTATE MANAGEMENT & DEVELOPMENT 0.4%
225 CBRE Group, Inc. - Class A
(a)
35,451

DoubleLine ETF Trust
Schedule of Investments DoubleLine Fortune 500 Equal Weight ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
September 30, 2025
SHARES SECURITY DESCRIPTION VALUE $
122 Jones Lang LaSalle, Inc.
(a)
36,390
71,841
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3.0%
227 Advanced Micro Devices, Inc.
(a)
36,726
146 Analog Devices, Inc. 35,872
230 Applied Materials, Inc. 47,090
127 Broadcom, Inc. 41,899
1,513 Intel Corp.
(a)
50,762
42 KLA Corp. 45,301
367 Lam Research Corp. 49,141
543 Microchip Technology, Inc. 34,871
319 Micron Technology, Inc. 53,376
207 NVIDIA Corp. 38,622
238 QUALCOMM, Inc. 39,594
180 Texas Instruments, Inc. 33,071
506,325
SOFTWARE 1.8%
103 Adobe, Inc.
(a)
36,333
57 Intuit, Inc. 38,926
74 Microsoft Corp. 38,328
159 Oracle Corp. 44,717
202 Palo Alto Networks, Inc.
(a)
41,131
151 Salesforce, Inc. 35,787
42 ServiceNow, Inc.
(a)
38,652
167 Workday, Inc. - Class A
(a)
40,202
314,076
SPECIALIZED REITS 0.4%
177 American Tower Corp. 34,041
48 Equinix, Inc. 37,595
71,636
SPECIALTY RETAIL 5.7%
627 Advance Auto Parts, Inc. 38,498
147 Asbury Automotive Group, Inc.
(a)
35,934
170 AutoNation, Inc.
(a)
37,191
9 AutoZone, Inc.
(a)
38,612
501 Best Buy Co., Inc. 37,886
132 Burlington Stores, Inc.
(a)
33,594
624 CarMax, Inc.
(a)
27,999
103 Carvana Co. - Class A
(a)
38,856
937 Chewy, Inc. - Class A
(a)
37,902
325 Dick's Sporting Goods, Inc. 72,222
1,733 Gap, Inc. (The) 37,069
79 Group 1 Automotive, Inc. 34,563
91 Home Depot, Inc. (The) 36,872
115 Lithia Motors, Inc. - Class A 36,340
143 Lowe's Cos., Inc. 35,937
100 Murphy USA, Inc. 38,826
363 O'Reilly Automotive, Inc.
(a)
39,135
199 Penske Automotive Group, Inc. 34,608
252 Ross Stores, Inc. 38,402
451 Sonic Automotive, Inc. - Class A 34,317
274 TJX Cos., Inc. (The) 39,604
605 Tractor Supply Co. 34,406
71 Ulta Beauty, Inc.
(a)
38,819
508 Wayfair, Inc. - Class A
(a)
45,380
188 Williams-Sonoma, Inc. 36,745
959,717
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS 1.5%
163 Apple, Inc. 41,505
283 Dell Technologies, Inc. - Class C 40,121
1,648 Hewlett Packard Enterprise Co. 40,475
SHARES SECURITY DESCRIPTION VALUE $
1,352 HP, Inc. 36,815
841 Super Micro Computer, Inc.
(a)
40,318
469 Western Digital Corp. 56,307
255,541
TEXTILES, APPAREL & LUXURY GOODS 0.8%
184 Lululemon Athletica, Inc.
(a)
32,739
470 NIKE, Inc. - Class B 32,773
456 PVH Corp. 38,199
2,714 VF Corp. 39,163
142,874
TOBACCO 0.4%
554 Altria Group, Inc. 36,597
223 Philip Morris International, Inc. 36,171
72,768
TRADING COMPANIES & DISTRIBUTORS 1.5%
577 Core & Main, Inc. - Class A
(a)
31,060
738 Fastenal Co. 36,192
160 Ferguson Enterprises, Inc. 35,933
40 United Rentals, Inc. 38,185
92 Watsco, Inc. 37,195
165 WESCO International, Inc. 34,898
37 WW Grainger, Inc. 35,260
248,723
Total Common Stocks
(Cost $15,938,135) 16,966,408
SHORT TERM INVESTMENTS 0.1%
5,978 JPMorgan U.S. Government Money
Market Fund - Class IM 4.09%
(c)
5,978
5,978 Morgan Stanley Institutional Liquidity
Funds Government Portfolio -
Institutional Share Class 4.05%
(c)
5,978
Total Short Term Investments
(Cost $11,956) 11,956
Total Investments 99.9%
(Cost $15,950,091) 16,978,364
Other Assets in Excess of Liabilities 0.1% 10,372
NET ASSETS 100.0% $16,988,736
(a) Non-income producing security.
(b) Value determined using significant unobservable inputs.
(c) Seven-day yield as of period end.

Schedule of Investments DoubleLine Multi-Sector Income ETF
September 30, 2025
Annual Financial Statements and Other Information
|
September 30, 2025

The accompanying notes are an integral part of these financial statements.
P RINCIPAL
A MOUNT
$/S HARES
S ECURITY
D ESCRIPTION R ATE M ATURITY V ALUE $
ASSET BACKED OBLIGATIONS 3.5%
DataBank Issuer II LLC ,
100,000 Series 2025-1A-B 5.67%
(a)
09/27/2055 100,444
Dividend Solar Loans LLC ,
266,130 Series 2017-1-C 7.00%
(a)
03/22/2038 245,441
EDI ABS Issuer LLC ,
100,000 Series 2025-1A-B 4.55%
(a)
07/25/2055 95,923
Horizon Aircraft Finance IV Ltd. ,
294,500 Series 2024-1-A 5.38%
(a)
09/15/2049 299,276
Lunar Structured Aircraft Portfolio Notes ,
273,265 Series 2021-1-B 3.43%
(a)
10/15/2046 260,236
Pagaya Ai Debt Grantor Trust ,
205,551 Series 2024-9-D 6.17%
(a)
03/15/2032 207,034
Pagaya AI Debt Grantor Trust ,
158,593 Series 2024-8-D 6.53%
(a)
01/15/2032 160,075
QTS Issuer ABS I LLC ,
150,000 Series 2025-1A-B 5.93%
(a)
05/25/2055 152,137
Retained Vantage Data Centers Issuer LLC ,
150,000 Series 2024-1A-B 5.78%
(a)
09/15/2049 151,583
Willis Engine Structured Trust V ,
207,526 Series 2020-A-C 6.66%
(a)
03/15/2045 204,751
Total Asset Backed Obligations
(Cost $1,838,144) 1,876,900
BANK LOANS 26.4%
1261229 BC Ltd. ,
29,925 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
6.25% ) 10.41% 10/08/2030 29,560
AAdvantage Loyalty IP Ltd. ,
89,775 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.25% ) 7.58% 05/28/2032 90,280
Acrisure LLC ,
124,063 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.00% ) 7.16% 11/06/2030 124,005
Acuris Finance U.S., Inc. ,
49,749 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.75% ) 7.75% 02/16/2028 49,826
ADMI Corp. ,
108,480 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.75%, 0.50%
Floor ) 8.03% 12/23/2027 103,029
AI Aqua Merger Sub, Inc. ,
154,613 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.00%, 0.50%
Floor ) 7.28% 07/31/2028 155,093
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Alera Group, Inc. ,
90,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.25% ) 7.41% 05/31/2032 90,437
Allied Universal Holdco LLC ,
100,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.25% ) 7.51% 08/20/2032 100,489
Altice France SA ,
185,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
5.50% ) 9.82% 08/15/2028 179,450
American Axle & Manufacturing, Inc. ,
85,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 12 Month +
3.25% ) 7.41% 09/20/2032 84,681
AmWINS Group, Inc. ,
139,349 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 2.25%, 0.75%
Floor ) 6.25% 01/30/2032 139,439
Apro LLC ,
114,422 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.75% ) 7.94% 07/09/2031 114,508
Ardonagh Group Finco Pty. Ltd. ,
134,663 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.75% ) 6.75% 02/18/2031 134,270
Ascend Learning LLC ,
245,429 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.00%, 0.50%
Floor ) 7.16% 12/11/2028 245,441
Asurion LLC ,
89,541 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.25% ) 8.51% 08/21/2028 89,926
99,150 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.25% ) 8.41% 09/19/2030 98,875

DoubleLine ETF Trust
Schedule of Investments DoubleLine Multi-Sector Income ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
September 30, 2025
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Aveanna Healthcare LLC ,
110,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 12 Month +
3.75% ) 7.73% 09/10/2032 110,112
Bausch + Lomb Corp. ,
214,463 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.25% ) 8.41% 01/15/2031 214,865
BCPE Empire Holdings, Inc. ,
153,838 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.25%, 0.50%
Floor ) 7.41% 12/11/2030 153,735
Boots Group Bidco Ltd. (The) ,
80,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.50% ) 7.70% 08/30/2032 80,316
Boxer Parent Co., Inc. ,
139,300 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.00% ) 7.20% 07/30/2032 139,235
Camelot U.S. Acquisition LLC ,
150,119 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.75% ) 6.91% 01/31/2031 149,369
80,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.25% ) 7.41% 01/31/2031 80,012
Cengage Learning, Inc. ,
153,839 Senior Secured
First Lien Term
Loan (TSFR1M
+ 3.5%; TSFR3M
+ 3.5% + 0.00%,
1.00% Floor ) 7.69% 03/24/2031 153,630
Chariot Buyer LLC ,
233,807 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.00% ) 7.22% 09/08/2032 234,319
CHG Healthcare Services, Inc. ,
198,999 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.75% ) 6.91% 09/29/2028 199,273
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Clarios Global LP ,
230,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.75% ) 6.91% 01/28/2032 230,431
Clearwater Analytics LLC ,
10,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 6 Month +
2.25% ) 6.46% 04/21/2032 10,037
Cloud Software Group, Inc. ,
49,875 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.25% ) 7.48% 03/21/2031 50,120
Clydesdale Acquisition Holdings, Inc. ,
70,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.18%, 0.50%
Floor ) 7.34% 04/13/2029 69,985
Colossus Acquireco LLC ,
260,000 Senior Secured
First Lien Term
Loan (TSFR1D +
1.75% ) 6.05% 07/30/2032 258,700
CommScope, Inc. ,
265,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.75% ) 8.91% 12/18/2029 268,584
Compass Power Generation LLC ,
137,167 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.25% ) 7.57% 04/16/2029 138,282
Corpay Technologies Operating Co. LLC ,
14,888 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
1.75% ) 5.91% 04/28/2028 14,881
Cotiviti, Inc. ,
69,089 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.75% ) 7.03% 05/01/2031 67,995
105,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.75% ) 7.03% 03/29/2032 103,294
Crown Finance U.S., Inc. ,
79,638 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.50% ) 8.78% 12/02/2031 79,573

Annual Financial Statements and Other Information
|
September 30, 2025

The accompanying notes are an integral part of these financial statements.
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
CSC Holdings LLC ,
160,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.50% ) 8.65% 01/18/2028 159,369
Cube A&D Buyer, Inc. ,
233,825 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.25% ) 7.58% 10/18/2031 235,140
Curium BidCo Sarl ,
49,102 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.00% ) 7.00% 08/06/2031 49,184
Deep Blue Operating I LLC ,
95,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 12 Month +
3.25% ) 7.01% 09/17/2032 95,238
DG Investment Intermediate Holdings 2, Inc. ,
240,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.75% ) 7.91% 07/09/2032 241,100
EAB Global, Inc. ,
49,848 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.00% ) 7.16% 08/16/2030 48,696
Eagle Parent Corp. ,
109,026 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 4.25%, 0.50%
Floor ) 8.25% 04/02/2029 109,094
Edelman Financial Engines Center LLC (The) ,
229,424 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.00% ) 7.32% 04/07/2028 229,843
EG America LLC ,
44,551 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.50% ) 7.70% 02/07/2028 44,865
Fertitta Entertainment LLC ,
148,436 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.25%, 0.50%
Floor ) 7.41% 01/29/2029 148,390
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Finastra USA, Inc. ,
50,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
4.00% ) 8.04% 09/15/2032 49,848
Flutter Financing BV ,
34,913 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.00% ) 6.00% 06/04/2032 34,930
Focus Financial Partners LLC ,
268,611 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.75% ) 6.91% 09/15/2031 268,979
Freeport LNG Investments LLLP ,
66,814 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.25% ) 7.58% 12/21/2028 66,927
Froneri International Ltd. ,
165,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 12 Month +
2.50% ) 6.59% 07/16/2032 164,849
Gainwell Acquisition Corp. ,
223,945 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 4.00%, 0.75%
Floor ) 8.10% 10/01/2027 220,810
Garda World Security Corp. ,
104,737 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.00% ) 7.17% 02/01/2029 104,999
GBT U.S. III LLC ,
4,963 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.50% ) 6.81% 07/25/2031 4,979
Gen Digital, Inc. ,
69,825 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
1.75% ) 6.07% 04/16/2032 69,616
GFL Environmental Services, Inc. ,
90,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.50% ) 6.67% 03/03/2032 90,090

DoubleLine ETF Trust
Schedule of Investments DoubleLine Multi-Sector Income ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
September 30, 2025
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Golden State Foods LLC ,
14,962 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
4.25% ) 8.25% 12/04/2031 15,018
Grant Thornton Advisors LLC ,
85,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.00% ) 7.16% 06/02/2031 84,975
Great Outdoors Group LLC ,
59,550 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.25%, 0.75%
Floor ) 7.41% 01/23/2032 59,595
Green Infrastructure Partners, Inc. ,
245,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.75% ) 6.75% 09/24/2032 245,537
Hexion Holdings Corp. ,
79,833 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 4.00%, 0.50%
Floor ) 8.14% 03/15/2029 79,819
Hightower Holding LLC ,
269,325 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.75% ) 7.07% 02/03/2032 269,495
Hunter Douglas, Inc. ,
55,891 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 3.25%, 0.50%
Floor ) 7.25% 01/16/2032 56,036
Husky Injection Molding Systems Ltd. ,
133,493 Senior Secured
First Lien Term
Loan (TSFR1M +
3.75%; TSFR6M +
3.75% + 0.00% ) 7.92% 02/15/2029 134,012
INEOS U.S. Finance LLC ,
144,635 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.25% ) 7.41% 02/18/2030 131,437
INEOS U.S. Petrochem LLC ,
53,972 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.25% ) 8.51% 04/02/2029 49,024
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
ION Platform Finance U.S., Inc. ,
175,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.75% ) 7.89% 09/30/2032 174,125
Kenan Advantage Group, Inc. (The) ,
74,811 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.25% ) 7.41% 01/25/2029 73,992
Lavender Dutch BorrowerCo BV ,
75,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 12 Month +
3.50% ) 7.26% 09/29/2032 75,141
LBM Acquisition LLC ,
165,784 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.75%, 0.75%
Floor ) 7.99% 06/06/2031 162,100
LC Ahab U.S. Bidco LLC ,
64,561 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.00% ) 7.16% 05/01/2031 64,622
LifePoint Health, Inc. ,
142,854 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.75% ) 8.07% 05/19/2031 142,773
Lightning Power LLC ,
153,450 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.25% ) 6.25% 08/18/2031 153,518
Madison IAQ LLC ,
79,800 Senior Secured
First Lien Term
Loan (CME Term
SOFR 6 Month
+ 3.25%, 0.50%
Floor ) 7.45% 05/06/2032 80,281
McAfee Corp. ,
64,674 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.00%, 0.50%
Floor ) 7.22% 03/01/2029 61,966
Meade Pipeline Co. LLC ,
90,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.00% ) 6.00% 09/17/2032 90,056

Annual Financial Statements and Other Information
|
September 30, 2025

The accompanying notes are an integral part of these financial statements.
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
MH Sub I LLC ,
148,479 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 4.25%, 0.50%
Floor ) 8.41% 12/31/2031 136,972
Michaels Cos., Inc. (The) ,
34,818 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
4.25% ) 8.81% 04/17/2028 32,972
Mitchell International, Inc. ,
144,305 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.25%, 0.50%
Floor ) 7.41% 06/17/2031 144,336
MIWD Holdco II LLC ,
74,811 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.75% ) 7.07% 03/28/2031 75,180
NEP Group, Inc. ,
80,286 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.25% + 1.50%
PIK) 7.71% 08/19/2026 79,941
Nexstar Media, Inc. ,
109,725 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.50% ) 6.66% 06/28/2032 109,715
OneDigital Borrower LLC ,
164,584 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.00%, 0.50%
Floor ) 7.32% 07/02/2031 164,793
Ontario Gaming GTA LP ,
64,734 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 4.25%, 0.50%
Floor ) 8.24% 08/01/2030 63,318
PetSmart LLC ,
80,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.00% ) 8.14% 08/18/2032 78,900
Pinnacle Buyer LLC ,
33,548 Senior Secured
First Lien Term
Loan (CME Term
SOFR 12 Month +
2.50% ) 6.75% 09/13/2032 33,632
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Polaris Newco LLC ,
108,931 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 4.00%, 0.50%
Floor ) 8.57% 06/02/2028 105,217
Prime Security Services Borrower LLC ,
139,649 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
1.75% ) 6.00% 03/08/2032 138,547
Qnity Electronics, Inc. ,
200,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 12 Month +
2.00% ) 6.25% 08/12/2032 200,250
Quikrete Holdings, Inc. ,
279,149 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.25% ) 6.41% 02/10/2032 279,291
Radiology Partners, Inc. ,
160,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
4.50% ) 8.80% 06/30/2032 159,917
RealPage, Inc. ,
19,900 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 3.75%, 0.50%
Floor ) 7.75% 04/24/2028 19,988
Resideo Funding, Inc. ,
135,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.00% ) 6.04% 08/13/2032 135,211
Sabre GLBL, Inc. ,
30,576 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.50%, 1.00%
Floor ) 7.78% 12/17/2027 29,111
5,687 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 6.00%, 0.50%
Floor ) 10.26% 11/15/2029 5,381
Savor Acquisition, Inc. ,
45,575 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.00% ) 7.32% 02/19/2032 45,899

DoubleLine ETF Trust
Schedule of Investments DoubleLine Multi-Sector Income ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
September 30, 2025
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Sedgwick Claims Management Services, Inc. ,
204,485 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.50% ) 6.82% 07/31/2031 204,453
Spectris ,
55,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 12 Month +
3.00% ) 6.89% 09/24/2032 55,172
Staples, Inc. ,
34,912 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
5.75% ) 10.05% 08/23/2029 33,195
StubHub Holdco Sub LLC ,
99,511 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.75% ) 9.07% 03/15/2030 98,889
Team Health Holdings, Inc. ,
84,788 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
4.50% ) 8.80% 06/30/2028 84,735
Tecta America Corp. ,
59,850 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.00% ) 7.16% 02/18/2032 60,149
Tiger Acquisition LLC ,
139,211 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.50% ) 6.64% 08/23/2032 138,937
TKO Worldwide Holdings LLC ,
39,900 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.00% ) 6.04% 11/21/2031 40,005
TransDigm, Inc. ,
158,396 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.50% ) 6.50% 02/28/2031 158,497
325,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.50% ) 6.50% 08/19/2032 325,016
Trucordia Insurance Holdings LLC ,
115,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.25% ) 7.41% 06/17/2032 115,431
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Verde Purchaser LLC ,
44,724 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
4.00% ) 8.00% 11/30/2030 44,336
Vestis Corp. ,
80,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.25% ) 6.45% 02/24/2031 75,600
Victory Capital Holdings, Inc. ,
30,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 12 Month +
2.00% ) 6.00% 09/10/2032 29,981
Victra Holdings LLC ,
112,386 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.75% ) 7.91% 03/30/2029 112,755
Virgin Media Bristol LLC ,
110,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 6 Month +
3.18% ) 7.37% 03/31/2031 108,625
Voyager Parent LLC ,
160,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
4.75% ) 8.75% 07/01/2032 160,521
Wand NewCo 3, Inc. ,
167,942 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.50% ) 6.66% 01/30/2031 167,566
White Cap Supply Holdings LLC ,
169,436 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.25% ) 7.42% 10/19/2029 169,662
WhiteWater Matterhorn Holdings LLC ,
25,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.25% ) 6.27% 06/16/2032 25,016
X Corp. ,
139,641 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
6.50% ) 10.96% 10/26/2029 137,178
Zayo Group Holdings, Inc. ,
124,534 Senior Secured
First Lien Term
Loan (CME Term
SOFR 12 Month +
3.50% ) 7.37% 03/25/2030 124,945

Annual Financial Statements and Other Information
|
September 30, 2025

The accompanying notes are an integral part of these financial statements.
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Zelis Payments Buyer, Inc. ,
134,499 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.25% ) 7.57% 11/26/2031 134,667
Ziggo Financing Partnership ,
225,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.50% ) 6.76% 04/28/2028 224,679
Total Bank Loans
(Cost $14,107,608) 14,145,106
COLLATERALIZED LOAN OBLIGATIONS 6.2%
Bain Capital Credit CLO ,
1,000,000 Series 2018-2A-DR
(CME Term SOFR
3 Month + 2.95%,
2.95% Floor ) 7.28%
(a)
07/19/2031 1,003,111
BDS Ltd. ,
150,000 Series 2021-FL9-C
(CME Term SOFR
1 Month + 2.01%,
1.90% Floor ) 6.15%
(a)
11/16/2038 150,188
BRSP Ltd. ,
150,000 Series 2021-FL1-D
(CME Term SOFR
1 Month + 2.81%,
2.70% Floor ) 6.95%
(a)
08/19/2038 147,947
BSPDF Issuer Ltd. ,
100,000 Series 2021-FL1-D
(CME Term SOFR
1 Month + 2.86%,
2.75% Floor ) 7.01%
(a)
10/15/2036 99,240
Carlyle US CLO Ltd. ,
500,000 Series 2020-2A-CR2
(CME Term SOFR
3 Month + 2.90% ) 7.12%
(a)
01/25/2035 506,039
Greystone CRE Notes Ltd. ,
100,000 Series 2021-FL3-D
(CME Term SOFR
1 Month + 2.31% ) 6.46%
(a)
07/15/2039 99,621
HGI CRE CLO Ltd. ,
59,234 Series 2021-FL1-C
(CME Term SOFR
1 Month + 1.81%,
1.81% Floor ) 5.96%
(a)
06/16/2036 59,410
150,000 Series 2021-FL2-B
(CME Term SOFR
1 Month + 1.61%,
1.61% Floor ) 5.76%
(a)
09/17/2036 150,258
100,000 Series 2021-FL2-D
(CME Term SOFR
1 Month + 2.26% ) 6.41%
(a)
09/17/2036 100,148
KREF Ltd. ,
150,000 Series 2021-FL2-AS
(CME Term SOFR
1 Month + 1.41%,
1.30% Floor ) 5.56%
(a)
02/15/2039 149,570
LoanCore Issuer Ltd. ,
150,000 Series 2021-CRE6-C
(CME Term SOFR
1 Month + 2.41% ) 6.56%
(a)
11/15/2038 150,595
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
100,000 Series 2021-CRE6-D
(CME Term SOFR
1 Month + 2.96% ) 7.11%
(a)
11/15/2038 100,431
M360 Ltd. ,
11,746 Series 2021-CRE3-A
(CME Term SOFR
1 Month + 1.61%,
1.50% Floor ) 5.75%
(a)
11/22/2038 11,764
MF1 Multifamily Housing Mortgage Loan Trust ,
150,000 Series 2021-FL5-E
(CME Term SOFR
1 Month + 3.11%,
3.11% Floor ) 7.26%
(a)
07/15/2036 150,176
150,000 Series 2021-FL7-E
(CME Term SOFR
1 Month + 2.91%,
2.80% Floor ) 7.05%
(a)
10/16/2036 148,175
PFP Ltd. ,
150,000 Series 2025-12-C
(CME Term SOFR
1 Month + 2.54% ) 6.68%
(a)
12/18/2042 150,234
Ready Capital Mortgage Financing LLC ,
150,000 Series 2023-FL11-B
(CME Term SOFR
1 Month + 3.53%,
3.53% Floor ) 7.69%
(a)
10/25/2039 151,134
Total Collateralized Loan Obligations
(Cost $3,301,867) 3,328,041
FOREIGN CORPORATE BONDS 3.4%
BERMUDA 0.1%
63,000 Aspen Insurance
Holdings Ltd. 5.75% 07/01/2030 65,994
BRAZIL 0.0%
(b)
20,000 Suzano
Netherlands BV 5.50% 01/15/2036 20,032
CANADA 1.8%
62,000 Bell Canada (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
2.39%) 6.88% 09/15/2055 64,404
36,000 Canadian Imperial
Bank of
Commerce (SOFR
Compounded
Index + 0.60%) 4.24% 09/08/2028 36,078
66,000 CCL Industries, Inc. 3.05%
(a)
06/01/2030 62,076
63,000 Element Fleet
Management
Corp. 5.04%
(a)
03/25/2030 64,296
73,000 Enbridge, Inc. (CME
Term SOFR 3
Month + 4.15%) 6.00% 01/15/2077 73,332
230,000 Garda World
Security Corp. 8.25%
(a)
08/01/2032 238,626
174,000 Husky Injection
Molding Systems
Ltd. 9.00%
(a)
02/15/2029 182,081
150,000 Ontario Gaming
GTA LP 8.00%
(a)
08/01/2030 149,163

DoubleLine ETF Trust
Schedule of Investments DoubleLine Multi-Sector Income ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
September 30, 2025
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
64,000 TELUS Corp. (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
2.71%) 7.00% 10/15/2055 67,556
937,612
CAYMAN ISLANDS 0.9%
464,000 Global Aircraft
Leasing Co. Ltd. 8.75%
(a)
09/01/2027 479,956
HONG KONG 0.2%
130,000 Seaspan Corp. 5.50%
(a)
08/01/2029 125,465
IRELAND 0.1%
64,000 Avolon Holdings
Funding Ltd. 4.90%
(a)
10/10/2030 64,383
UNITED KINGDOM 0.3%
62,000 BAT Capital Corp. 5.63% 08/15/2035 64,460
70,000 Macquarie
Airfinance
Holdings Ltd. 8.13%
(a)
03/30/2029 72,885
137,345
Total Foreign Corporate Bonds
(Cost $1,802,183) 1,830,787
NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS 8.7%
1345T ,
100,000 Series 2025-AOA-D
(CME Term SOFR
1 Month + 3.00% ) 7.15%
(a)
06/15/2042 100,533
ALA Trust ,
150,000 Series
2025-OANA-A
(CME Term SOFR
1 Month + 1.74% ) 5.89%
(a)
06/15/2040 150,999
Arbor Multifamily Mortgage Securities Trust ,
3,747,811 Series 2020-MF1-XA 1.05%
(a)(c)(d)
05/15/2053 127,458
130,000 Series 2021-MF3-A2 2.21%
(a)
10/15/2054 126,284
BANK ,
4,290,012 Series
2021-BN32-XA 0.87%
(c)(d)
04/15/2054 127,045
BANK5 ,
1,079,829 Series
2025-5YR16-XA 1.28%
(c)(d)
08/15/2063 49,406
2,001,000 Series
2025-5YR17-XA 1.40%
(c)(d)
11/15/2058 102,092
BBCMS Mortgage Trust ,
100,000 Series 2023-C19-B 6.54%
(c)
04/15/2056 102,550
171,000 Series 2024-5C29-D 4.00%
(a)
09/15/2057 151,016
170,000 Series 2024-5C31-D 4.25%
(a)
12/15/2057 151,879
Benchmark Mortgage Trust ,
3,967,795 Series 2024-V12-XA 1.07%
(c)(d)
12/15/2057 125,763
3,567,171 Series 2025-V15-XA 1.35%
(c)(d)
06/15/2058 164,384
100,000 Series 2025-V16-C 5.95%
(c)
08/15/2058 100,604
3,149,941 Series 2025-V16-XA 1.17%
(c)(d)
08/15/2058 127,254
BMO Mortgage Trust ,
150,000 Series 2024-5C3-D 4.00%
(a)
02/15/2057 134,376
150,000 Series 2024-5C5-D 4.50%
(a)
02/15/2057 133,729
150,000 Series 2025-5C10-C 6.49%
(c)
05/15/2058 154,056
BMP Trust ,
100,000 Series 2024-MF23-D
(CME Term SOFR
1 Month + 2.39%,
2.39% Floor ) 6.54%
(a)
06/15/2041 100,410
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
BX Commercial Mortgage Trust ,
150,000 Series
2022-CSMO-A
(CME Term SOFR
1 Month + 2.11% ) 6.26%
(a)
06/15/2027 150,996
100,000 Series 2024-GPA2-D
(CME Term SOFR
1 Month + 2.59%,
2.59% Floor ) 6.74%
(a)
11/15/2041 100,290
76,042 Series
2024-MDHS-D
(CME Term SOFR
1 Month + 2.69%,
2.69% Floor ) 6.84%
(a)
05/15/2041 76,250
88,545 Series 2024-MF-D
(CME Term SOFR
1 Month + 2.69%,
2.69% Floor ) 6.84%
(a)
02/15/2039 88,939
BX Trust ,
100,000 Series 2021-ARIA-D
(CME Term SOFR
1 Month + 2.01%,
1.90% Floor ) 6.16%
(a)
10/15/2036 100,050
105,000 Series
2021-MFM1-D
(CME Term SOFR
1 Month + 1.61%,
1.50% Floor ) 5.76%
(a)
01/15/2034 105,012
84,533 Series 2021-RISE-D
(CME Term SOFR
1 Month + 1.86% ) 6.01%
(a)
11/15/2036 84,524
100,000 Series 2021-VIEW-B
(CME Term SOFR
1 Month + 1.91%,
1.80% Floor ) 6.06%
(a)
06/15/2036 99,973
76,892 Series 2024-CNYN-D
(CME Term SOFR
1 Month + 2.69%,
2.69% Floor ) 6.84%
(a)
04/15/2041 77,271
Extended Stay America Trust ,
143,357 Series 2021-ESH-D
(CME Term SOFR
1 Month + 2.36% ) 6.51%
(a)
07/15/2038 143,571
Great Wolf Trust ,
100,000 Series
2024-WOLF-D
(CME Term SOFR
1 Month + 2.89%,
2.89% Floor ) 7.04%
(a)
03/15/2039 100,707
Hilton USA Trust ,
100,000 Series 2016-HHV-C 4.33%
(a)(c)
11/05/2038 99,083
100,000 Series 2016-SFP-A 2.83%
(a)
11/05/2035 83,849
JPMDB Commercial Mortgage Securities Trust ,
140,000 Series 2017-C7-B 3.99% 10/15/2050 131,187
MHP Commercial Mortgage Trust ,
100,000 Series 2021-STOR-D
(CME Term SOFR
1 Month + 1.46%,
1.35% Floor ) 5.62%
(a)
07/15/2038 100,062
Morgan Stanley Bank of America Merrill Lynch Trust ,
95,872 Series 2013-C11-AS 4.21%
(c)
08/15/2046 91,438
MSBAM Commercial Mortgage Securities Trust ,
97,589 Series
2012-CKSV-A2 3.28%
(a)
10/15/2030 93,313

Annual Financial Statements and Other Information
|
September 30, 2025

The accompanying notes are an integral part of these financial statements.
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
MTN Commercial Mortgage Trust ,
100,000 Series 2022-LPFL-D
(CME Term SOFR
1 Month + 2.94%,
2.94% Floor ) 7.10%
(a)
03/15/2039 99,878
NYC Commercial Mortgage Trust ,
100,000 Series 2025-300P-E 7.39%
(a)(c)
07/13/2042 101,376
STDIO Commercial Mortgage Trust ,
100,000 Series 2025-RLGH-A 5.72%
(a)(c)
09/15/2038 100,221
UBS Commercial Mortgage Trust ,
150,000 Series 2018-C13-B 4.79%
(c)
10/15/2051 142,798
Wells Fargo Commercial Mortgage Trust ,
200,000 Series 2025-5C4-D 4.50%
(a)
05/15/2058 178,903
2,068,899 Series 2025-5C4-XA 1.35%
(c)(d)
05/15/2058 94,398
Total Non-Agency Commercial Mortgage
Backed Obligations
(Cost $4,641,191) 4,673,927
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS 10.3%
DataBank Issuer ,
185,000 Series 2024-1A-A2 5.30%
(a)
01/26/2054 185,349
FHLMC STACR REMICS Trust ,
300,000 Series
2024-HQA1-M2
(SOFR 30 Day
Average + 2.00% ) 6.36%
(a)
03/25/2044 303,443
J.P. Morgan Mortgage Trust ,
500,000 Series 2024-VIS2-B2 7.71%
(a)(c)
11/25/2064 500,851
OBX Trust ,
600,000 Series
2024-NQM17-M1 6.65%
(a)(c)
11/25/2064 610,644
625,000 Series
2024-NQM18-M1 6.17%
(a)(c)
10/25/2064 630,158
Verus Securitization Trust ,
625,000 Series 2024-9-B1 6.85%
(a)(c)
11/25/2069 631,868
500,000 Series 2025-1-B1 7.01%
(a)(c)
01/25/2070 507,508
625,000 Series 2025-2-B1 6.97%
(a)
03/25/2070 630,256
750,000 Series 2025-5-B1 7.06%
(a)(c)
06/25/2070 759,769
750,000 Series 2025-6-B1 6.87%
(a)(c)
07/25/2070 753,627
Total Non-Agency Residential Collateralized
Mortgage Obligations
(Cost $5,452,871) 5,513,473
US CORPORATE BONDS 38.2%
250,000 1261229 BC Ltd. 10.00%
(a)
04/15/2032 256,461
120,000 Acrisure LLC 6.75%
(a)
07/01/2032 123,660
37,000 Agilent
Technologies,
Inc. 4.75% 09/09/2034 36,900
63,000 Agree LP 5.63% 06/15/2034 65,700
46,000 Alliant Energy Corp.
(US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
2.08%) 5.75% 04/01/2056 46,104
174,000 Allied Universal
Holdco LLC 7.88%
(a)
02/15/2031 182,591
44,000 American Airlines,
Inc. 8.50%
(a)
05/15/2029 45,926
75,000 American Axle &
Manufacturing,
Inc. 6.38%
(a)
10/15/2032 74,920
40,000 American Axle &
Manufacturing,
Inc. 7.75%
(a)
10/15/2033 40,337
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
43,000 American Express
Co. (SOFR +
1.44%) 5.02% 04/25/2031 44,226
64,000 American National
Group, Inc. 6.00% 07/15/2035 65,386
70,000 APH Somerset
Investor 2 LLC 7.88%
(a)
11/01/2029 73,111
191,000 AthenaHealth
Group, Inc. 6.50%
(a)
02/15/2030 189,601
43,000 AutoZone, Inc. 5.13% 06/15/2030 44,400
155,000 Azorra Finance Ltd. 7.25%
(a)
01/15/2031 161,788
174,000 Bausch + Lomb
Corp. 8.38%
(a)
10/01/2028 181,558
76,000 Block Financial LLC 5.38% 09/15/2032 76,643
64,000 Broadcom, Inc. 4.60% 07/15/2030 64,985
95,000 Brown & Brown,
Inc. 5.25% 06/23/2032 97,484
95,000 Builders
FirstSource, Inc. 6.38%
(a)
03/01/2034 97,979
70,000 Builders
FirstSource, Inc. 6.75%
(a)
05/15/2035 73,177
50,000 CACI International,
Inc. 6.38%
(a)
06/15/2033 51,640
305,000 Caesars
Entertainment,
Inc. 6.00%
(a)
10/15/2032 300,603
41,000 Carnival Corp. 5.13%
(a)
05/01/2029 41,000
250,000 Carnival Corp. 5.88%
(a)
06/15/2031 256,346
75,000 Carnival Corp. 5.75%
(a)
08/01/2032 76,419
68,000 CCO Holdings LLC 5.13%
(a)
05/01/2027 67,598
50,000 CCO Holdings LLC 4.75%
(a)
03/01/2030 48,017
191,000 CCO Holdings LLC 4.75%
(a)
02/01/2032 176,793
30,000 Celanese US
Holdings LLC 6.50% 04/15/2030 30,221
30,000 Celanese US
Holdings LLC 6.75% 04/15/2033 29,892
180,000 Chord Energy Corp. 6.00%
(a)
10/01/2030 178,859
125,000 Chord Energy Corp. 6.75%
(a)
03/15/2033 126,727
90,000 CHS/Community
Health Systems,
Inc. 6.00%
(a)
01/15/2029 87,441
63,000 Citigroup, Inc.
(SOFR + 1.46%) 4.95% 05/07/2031 64,216
40,000 Civitas Resources,
Inc. 8.38%
(a)
07/01/2028 41,512
190,000 Clarios Global LP 6.75%
(a)
02/15/2030 196,423
275,000 Clarios Global LP 6.75%
(a)
09/15/2032 281,266
65,000 Clear Channel
Outdoor
Holdings, Inc. 7.50%
(a)
06/01/2029 63,202
105,000 Clear Channel
Outdoor
Holdings, Inc. 7.13%
(a)
02/15/2031 108,611
60,000 Cloud Software
Group, Inc. 6.63%
(a)
08/15/2033 61,139
80,000 Clydesdale
Acquisition
Holdings, Inc. 6.75%
(a)
04/15/2032 82,128
75,000 CNX Midstream
Partners LP 4.75%
(a)
04/15/2030 71,979
215,000 CommScope LLC 9.50%
(a)
12/15/2031 222,681
370,000 Consolidated
Communications,
Inc. 5.00%
(a)
10/01/2028 374,625

DoubleLine ETF Trust
Schedule of Investments DoubleLine Multi-Sector Income ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
September 30, 2025
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
10,000 Consumers Energy
Co. 4.50% 01/15/2031 10,109
45,000 CoreWeave, Inc. 9.25%
(a)
06/01/2030 46,530
70,000 Cornerstone
Building Brands,
Inc. 9.50%
(a)
08/15/2029 68,082
135,000 Dcli Bidco LLC 7.75%
(a)
11/15/2029 140,497
90,000 Dealer Tire LLC 8.00%
(a)
02/01/2028 89,089
55,000 Dell International
LLC 5.10% 02/15/2036 54,715
64,000 Delta Air Lines, Inc. 4.95% 07/10/2028 64,794
76,000 Directv Financing
LLC 5.88%
(a)
08/15/2027 75,972
110,000 Directv Financing
LLC 8.88%
(a)
02/01/2030 108,787
95,000 DISH DBS Corp. 5.75%
(a)
12/01/2028 91,151
55,000 DISH DBS Corp. 5.13% 06/01/2029 47,081
36,000 Dornoch Debt
Merger Sub, Inc. 6.63%
(a)
10/15/2029 31,006
84,000 EchoStar Corp. 10.75% 11/30/2029 92,480
70,000 Ellucian Holdings,
Inc. 6.50%
(a)
12/01/2029 71,289
180,000 EMRLD Borrower
LP 6.63%
(a)
12/15/2030 185,256
72,000 Entergy Corp. (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
2.67%) 7.13% 12/01/2054 75,363
58,000 Essential Properties
LP 5.40% 12/01/2035 58,252
64,000 Extra Space Storage
LP 5.40% 06/15/2035 65,426
51,000 Fertitta
Entertainment
LLC 6.75%
(a)
01/15/2030 47,895
69,000 Fiserv, Inc. 4.55% 02/15/2031 69,286
63,000 Florida Gas
Transmission
Co. LLC 5.75%
(a)
07/15/2035 65,378
40,000 Freedom Mortgage
Holdings LLC 8.38%
(a)
04/01/2032 41,959
35,000 FTAI Aviation
Investors LLC 5.88%
(a)
04/15/2033 35,251
85,000 Full House Resorts,
Inc. 8.25%
(a)
02/15/2028 78,966
64,000 GE HealthCare
Technologies,
Inc. 4.80% 01/15/2031 65,073
90,000 Genesee &
Wyoming, Inc. 6.25%
(a)
04/15/2032 91,565
50,000 Goat Holdco LLC 6.75%
(a)
02/01/2032 51,295
60,000 Goldman Sachs
Group, Inc. (The)
(US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
2.46%) 6.85%
(e)
02/10/2030 62,397
62,000 Goldman Sachs
Group, Inc. (The)
(SOFR + 1.55%) 5.33% 07/23/2035 63,848
75,000 Gray Media, Inc. 9.63%
(a)
07/15/2032 76,689
115,000 Gray Media, Inc. 7.25%
(a)
08/15/2033 114,031
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
185,000 Griffon Corp. 5.75% 03/01/2028 185,218
44,000 Guardian Life
Global Funding 4.80%
(a)
04/28/2030 45,011
179,000 Gulfport Energy
Operating Corp. 6.75%
(a)
09/01/2029 183,912
70,000 Herc Holdings, Inc. 7.00%
(a)
06/15/2030 72,768
70,000 Hewlett Packard
Enterprise Co. 4.40% 10/15/2030 69,598
65,000 Hilcorp Energy I LP 7.25%
(a)
02/15/2035 63,568
92,000 HUB International
Ltd. 7.25%
(a)
06/15/2030 96,018
35,000 Icahn Enterprises
LP 5.25% 05/15/2027 34,431
200,000 Iron Mountain, Inc. 6.25%
(a)
01/15/2033 204,153
65,000 JBS USA Holding
Lux Sarl 5.50%
(a)
01/15/2036 66,419
25,000 JetBlue Airways
Corp. 9.88%
(a)
09/20/2031 25,378
62,000 JPMorgan Chase
& Co. (SOFR +
1.44%) 5.10% 04/22/2031 64,066
17,000 Keurig Dr Pepper,
Inc. 4.60% 05/15/2030 17,013
95,000 Kodiak Gas Services
LLC 6.50%
(a)
10/01/2033 96,786
95,000 Kodiak Gas Services
LLC 6.75%
(a)
10/01/2035 97,601
100,000 Lamar Media Corp. 5.38%
(a)
11/01/2033 99,389
30,000 Level 3 Financing,
Inc. 4.50%
(a)
04/01/2030 27,563
225,000 Level 3 Financing,
Inc. 6.88%
(a)
06/30/2033 229,503
260,000 Life Time, Inc. 6.00%
(a)
11/15/2031 264,327
110,000 LifePoint Health,
Inc. 8.38%
(a)
02/15/2032 117,330
64,000 LifePoint Health,
Inc. 10.00%
(a)
06/01/2032 67,278
115,000 Light & Wonder
International,
Inc. 6.25%
(a)
10/01/2033 115,273
64,000 Lineage OP LP 5.25%
(a)
07/15/2030 64,904
245,000 Madison IAQ LLC 5.88%
(a)
06/30/2029 242,249
54,000 Marriott
International,
Inc. 4.50% 10/15/2031 53,784
43,000 Mars, Inc. 4.80%
(a)
03/01/2030 43,823
64,000 Marvell
Technology, Inc. 4.75% 07/15/2030 64,856
62,000 MasTec, Inc. 5.90% 06/15/2029 64,944
90,000 Medline Borrower
LP 5.25%
(a)
10/01/2029 89,288
92,000 MetLife, Inc. (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
2.08%) 6.35% 03/15/2055 97,832
40,000 Michaels Cos., Inc.
(The) 5.25%
(a)
05/01/2028 37,016
85,000 Midwest Gaming
Borrower LLC 4.88%
(a)
05/01/2029 82,685
115,000 Miter Brands
Acquisition
Holdco, Inc. 6.75%
(a)
04/01/2032 118,206

Annual Financial Statements and Other Information
|
September 30, 2025

The accompanying notes are an integral part of these financial statements.
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
44,000 Molex Electronic
Technologies LLC 4.75%
(a)
04/30/2028 44,451
63,000 Motorola
Solutions, Inc. 5.20% 08/15/2032 64,958
65,000 Nabors Industries,
Inc. 9.13%
(a)
01/31/2030 67,649
50,000 NCL Corp. Ltd. 5.88%
(a)
01/15/2031 50,034
50,000 NCL Corp. Ltd. 6.25%
(a)
09/15/2033 50,290
55,000 Newell Brands, Inc. 6.38% 05/15/2030 54,631
43,000 Newmont Corp. 5.35% 03/15/2034 44,873
30,000 NGL Energy
Operating LLC 8.13%
(a)
02/15/2029 30,782
72,000 NiSource, Inc. (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
2.45%) 6.95% 11/30/2054 75,106
90,000 Nissan Motor
Acceptance Co.
LLC 6.13%
(a)
09/30/2030 90,087
35,000 Novelis Corp. 6.88%
(a)
01/30/2030 36,323
30,000 Olin Corp. 6.63%
(a)
04/01/2033 30,192
74,000 Omega Healthcare
Investors, Inc. 3.25% 04/15/2033 65,329
100,000 OneMain Finance
Corp. 6.13% 05/15/2030 101,344
89,000 OneMain Finance
Corp. 7.50% 05/15/2031 93,116
50,000 OneMain Finance
Corp. 7.13% 09/15/2032 51,714
135,000 OneMain Finance
Corp. 6.50% 03/15/2033 135,382
40,000 Oracle Corp. 4.80% 09/26/2032 40,062
179,000 Panther Escrow
Issuer LLC 7.13%
(a)
06/01/2031 186,306
230,000 Park Intermediate
Holdings LLC 7.00%
(a)
02/01/2030 237,290
62,000 Paychex, Inc. 5.35% 04/15/2032 64,353
195,000 PennyMac Financial
Services, Inc. 6.88%
(a)
05/15/2032 202,211
220,000 Pike Corp. 8.63%
(a)
01/31/2031 236,279
63,000 PSEG Power LLC 5.20%
(a)
05/15/2030 64,669
70,000 Qnity Electronics,
Inc. 6.25%
(a)
08/15/2033 71,571
72,000 Qorvo, Inc. 3.38%
(a)
04/01/2031 66,216
69,000 Quanta Services,
Inc. 4.50% 01/15/2031 68,992
240,000 Quikrete Holdings,
Inc. 6.75%
(a)
03/01/2033 249,708
350,000 QXO Building
Products, Inc. 6.75%
(a)
04/30/2032 363,264
140,000 Radiology Partners,
Inc. 8.50%
(a)
07/15/2032 145,052
120,000 RHP Hotel
Properties LP 6.50%
(a)
06/15/2033 123,668
205,000 Rivers Enterprise
Borrower LLC 6.63%
(a)
02/01/2033 207,876
45,000 Rivers Enterprise
Lender LLC 6.25%
(a)
10/15/2030 45,429
70,000 Rocket Cos., Inc. 6.13%
(a)
08/01/2030 71,894
70,000 Rocket Cos., Inc. 6.38%
(a)
08/01/2033 72,335
63,000 Rollins, Inc. 5.25% 02/24/2035 64,154
16,000 Royal Caribbean
Cruises Ltd. 5.38% 01/15/2036 16,099
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
85,000 Sabre GLBL, Inc. 10.75%
(a)
11/15/2029 82,463
90,000 Sealed Air Corp. 7.25%
(a)
02/15/2031 94,551
185,000 Sirius XM Radio LLC 5.50%
(a)
07/01/2029 185,191
85,000 Six Flags
Entertainment
Corp. 7.25%
(a)
05/15/2031 85,090
135,000 Six Flags
Entertainment
Corp. 6.63%
(a)
05/01/2032 137,628
65,000 SM Energy Co. 7.00%
(a)
08/01/2032 65,098
180,000 Solstice Advanced
Materials, Inc. 5.63%
(a)
09/30/2033 180,707
24,000 Solventum Corp. 5.40% 03/01/2029 24,773
92,000 Southern Co. (The)
(US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
2.07%) 6.38% 03/15/2055 98,102
41,000 Southern Power
Co. 4.90% 10/01/2035 40,457
90,000 Standard Building
Solutions, Inc. 6.50%
(a)
08/15/2032 92,434
85,000 Staples, Inc. 10.75%
(a)
09/01/2029 84,470
50,000 Star Leasing Co. LLC 7.63%
(a)
02/15/2030 48,635
155,000 Starwood Property
Trust, Inc. 5.25%
(a)
10/15/2028 155,142
65,000 Tallgrass Energy
Partners LP 7.38%
(a)
02/15/2029 66,988
55,000 Tallgrass Energy
Partners LP 6.75%
(a)
03/15/2034 54,483
63,000 Trans-Allegheny
Interstate Line
Co. 5.00%
(a)
01/15/2031 64,657
90,000 TransDigm, Inc. 6.88%
(a)
12/15/2030 93,333
130,000 TransDigm, Inc. 6.38%
(a)
05/31/2033 131,786
10,000 TransDigm, Inc. 6.25%
(a)
01/31/2034 10,292
15,000 TransDigm, Inc. 6.75%
(a)
01/31/2034 15,520
20,000 Transocean
International Ltd. 8.00%
(a)
02/01/2027 19,987
103,000 Trident TPI
Holdings, Inc. 12.75%
(a)
12/31/2028 109,952
174,000 UKG, Inc. 6.88%
(a)
02/01/2031 179,671
175,000 United Natural
Foods, Inc. 6.75%
(a)
10/15/2028 175,529
60,000 Uniti Group LP 8.63%
(a)
06/15/2032 57,359
80,000 Univision
Communications,
Inc. 7.38%
(a)
06/30/2030 80,450
190,000 US Foods, Inc. 5.75%
(a)
04/15/2033 191,470
85,000 Vail Resorts, Inc. 6.50%
(a)
05/15/2032 87,945
55,000 Venture Global
LNG, Inc. 8.38%
(a)
06/01/2031 57,787
83,000 Venture Global
LNG, Inc. 9.88%
(a)
02/01/2032 90,416
110,000 Venture Global
Plaquemines LNG
LLC 7.50%
(a)
05/01/2033 121,620
85,000 Venture Global
Plaquemines LNG
LLC 6.50%
(a)
01/15/2034 89,529
40,000 Veritiv Operating
Co. 10.50%
(a)
11/30/2030 42,979
51,000 Vertiv Group Corp. 4.13%
(a)
11/15/2028 49,863
299,000
Victra Holdings LLC 8.75%
(a)
09/15/2029 313,914

DoubleLine ETF Trust
Schedule of Investments DoubleLine Multi-Sector Income ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
September 30, 2025
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
180,000 Viking Cruises Ltd. 5.88%
(a)
10/15/2033 180,351
23,000 Viper Energy
Partners LLC 4.90% 08/01/2030 23,190
55,000 Vital Energy, Inc. 7.88%
(a)
04/15/2032 53,428
70,000 Voyager Parent LLC 9.25%
(a)
07/01/2032 74,071
79,000 VT Topco, Inc. 8.50%
(a)
08/15/2030 80,431
175,000 Walker & Dunlop,
Inc. 6.63%
(a)
04/01/2033 179,108
394,000 Wand NewCo 3,
Inc. 7.63%
(a)
01/30/2032 415,434
75,000 Warnermedia
Holdings, Inc. 4.05% 03/15/2029 72,438
25,000 Warnermedia
Holdings, Inc. 4.28% 03/15/2032 22,937
45,000 Warnermedia
Holdings, Inc. 5.05% 03/15/2042 35,953
300,000 Watco Cos. LLC 7.13%
(a)
08/01/2032 310,775
60,000 Wayfair LLC 7.25%
(a)
10/31/2029 62,012
165,000 WBI Operating LLC 6.50%
(a)
10/15/2033 164,794
180,000 Weatherford
International Ltd. 6.75%
(a)
10/15/2033 180,238
62,000 Wells Fargo & Co.
(SOFR + 1.50%) 5.15% 04/23/2031 63,959
255,000 WESCO
Distribution, Inc. 6.38%
(a)
03/15/2033 264,521
53,000 Westinghouse
Air Brake
Technologies
Corp. 4.90% 05/29/2030 54,198
70,000 Whirlpool Corp. 6.50% 06/15/2033 69,921
30,000 Windstream
Services LLC 8.25%
(a)
10/01/2031 31,100
40,000 Windstream
Services LLC 7.50%
(a)
10/15/2033 40,014
71,000 WR Grace Holdings
LLC 5.63%
(a)
08/15/2029 66,050
269,000 XHR LP 6.63%
(a)
05/15/2030 276,726
100,000 XPO, Inc. 7.13%
(a)
06/01/2031 104,748
Total US Corporate Bonds
(Cost $20,173,194) 20,514,334
SHORT TERM INVESTMENTS 6.0%
1,611,779 JPMorgan U.S.
Government
Money Market
Fund - Class IM 4.09%
(f)
1,611,779
1,611,779 Morgan Stanley
Institutional
Liquidity Funds
Government
Portfolio -
Institutional Share
Class 4.05%
(f)
1,611,779
Total Short Term Investments
(Cost $3,223,558) 3,223,558
Total Investments 102.7%
(Cost $54,540,616) 55,106,126
Liabilities in Excess of Other Assets (2.7)% (1,460,150)
NET ASSETS 100.0% $53,645,976

Annual Financial Statements and Other Information
|
September 30, 2025

The accompanying notes are an integral part of these financial statements.
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At September 30, 2025, the value of these securities amounted to approximately $32,339,867 or
60.28% of net assets.
(b) Represents less than 0.05% of net assets.
(c) Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.
(d) Interest only security.
(e) Perpetual maturity. The date disclosed is the next call date of the security.
(f) Seven-day yield as of period end.
PIK A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
Abbreviations:
FHLMC Federal Home Loan Mortgage Corporation
FTAI Fortress Transportation and Infrastructure Investors LLC
SOFR Secured Overnight Financing Rate
STACR Structured Agency Credit Risk
REMIC Real Estate Mortgage Investment Conduit

Schedule of Investments DoubleLine Asset-Backed Securities ETF
September 30, 2025

DoubleLine ETF Trust
The accompanying notes are an integral part of these financial statements.
P RINCIPAL
A MOUNT
$/S HARES
S ECURITY
D ESCRIPTION R ATE M ATURITY V ALUE $
ASSET BACKED OBLIGATIONS 98.0%
Aaset Ltd. ,
981,967 Series 2025-2A-A 5.52%
(a)
02/16/2050 1,002,206
Aaset Trust ,
592,856 Series 2021-2A-A 2.80%
(a)
01/15/2047 562,046
665,255 Series 2021-2A-B 3.54%
(a)
01/15/2047 631,518
664,703 Series 2024-1A-B 6.90%
(a)
05/16/2049 690,463
AB Issuer LLC ,
707,528 Series 2021-1-A2 3.73%
(a)
07/30/2051 670,333
Affirm Asset Securitization Trust ,
405,767 Series 2023-X1-C 8.25%
(a)
11/15/2028 406,499
1,500,000 Series 2024-B-A 4.62%
(a)
09/15/2029 1,505,943
ALTDE Trust ,
961,964 Series 2025-1A-B 6.53%
(a)
08/15/2050 974,683
APL Finance DAC ,
950,000 Series 2025-1A-B 5.28%
(a)
03/20/2036 949,716
AutoNation Finance Trust ,
750,000 Series 2025-1A-C 5.19%
(a)
12/10/2030 764,741
700,000 Series 2025-1A-D 5.63%
(a)
09/10/2032 715,723
Avant Loans Funding Trust ,
275,000 Series 2025-REV1-B 5.42%
(a)
05/15/2034 277,649
BHG Securitization Trust ,
116,505 Series 2022-A-B 2.70%
(a)
02/20/2035 115,671
Blackbird Capital Aircraft Lease Securitization Ltd. ,
90,899 Series 2016-1A-B 5.68%
(a)(b)
12/16/2041 90,767
Blackbird Capital II Aircraft Lease Ltd. ,
1,132,940 Series 2021-1A-A 2.44%
(a)
07/15/2046 1,075,400
367,229 Series 2021-1A-B 3.45%
(a)
07/15/2046 352,528
Bojangles Issuer LLC ,
925,000 Series 2024-1A-A2 6.58%
(a)
11/20/2054 939,030
Carvana Auto Receivables Trust ,
692,724 Series 2021-N1-E 2.88%
(a)
01/10/2028 684,445
1,553,000 Series 2021-P2-C 1.60% 06/10/2027 1,519,556
327,647 Series 2021-P4-A4 1.64% 12/10/2027 324,072
Castlelake Aircraft Structured Trust ,
1,431,328 Series 2025-1A-B 6.50%
(a)
02/15/2050 1,461,421
Cherry Securitization Trust ,
1,500,000 Series 2024-1A-A 5.70%
(a)
04/15/2032 1,515,069
Cloud Capital Holdco LP ,
1,000,000 Series 2024-1A-A3 6.07%
(a)
11/22/2049 1,009,648
500,000 Series 2024-2A-A2 5.92%
(a)
11/22/2049 510,896
Cologix Data Centers US Issuer LLC ,
500,000 Series 2021-1A-A2 3.30%
(a)
12/26/2051 488,221
1,250,000 Series 2021-1A-B 3.79%
(a)
12/26/2051 1,220,337
Compass Datacenters Issuer II LLC ,
1,000,000 Series 2024-1A-A2 5.75%
(a)
02/25/2049 1,012,965
107,000 Series 2024-1A-B 7.00%
(a)
02/25/2049 109,967
250,000 Series 2024-2A-B2 6.00%
(a)
08/25/2049 251,599
Compass Datacenters Issuer III LLC ,
1,000,000 Series 2025-1A-A3 5.85%
(a)
02/25/2050 1,011,098
CPS Auto Receivables Trust ,
141,751 Series 2022-A-D 2.84%
(a)
04/16/2029 140,852
1,000,000 Series 2024-D-C 4.76%
(a)
01/15/2031 1,002,101
CyrusOne Data Centers Issuer I LLC ,
1,000,000 Series 2024-3A-A2 4.65%
(a)
05/20/2049 973,104
DataBank Issuer ,
500,000 Series 2023-1A-A2 5.12%
(a)
02/25/2053 499,522
DataBank Issuer II LLC ,
500,000 Series 2025-1A-B 5.67%
(a)
09/27/2055 502,221
Dividend Solar Loans LLC ,
982,935 Series 2018-1-B 4.29%
(a)
07/20/2038 909,000
274,747 Series 2019-1-A 3.67%
(a)
08/22/2039 255,522
Domino's Pizza Master Issuer LLC ,
500,000 Series 2025-1A-A2II 5.22%
(a)
07/25/2055 505,593
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
EDI ABS Issuer LLC ,
1,000,000 Series 2025-1A-B 4.55%
(a)
07/25/2055 959,226
EWC Master Issuer LLC ,
2,176,875 Series 2022-1A-A2 5.50%
(a)
03/15/2052 2,151,257
Foundation Finance Trust ,
718,104 Series 2023-1A-B 6.27%
(a)
12/15/2043 741,371
Global SC Finance VII Srl ,
121,229 Series 2020-1A-A 2.17%
(a)
10/17/2040 116,296
114,802 Series 2020-2A-A 2.26%
(a)
11/19/2040 109,798
Goodgreen Trust ,
54,689 Series 2017-2A-A 3.26%
(a)
10/15/2053 49,481
160,340 Series 2021-1A-A 2.66%
(a)
10/15/2056 132,543
GoodLeap Home Improvement Solutions Trust ,
1,066,310 Series 2025-1A-B 6.27%
(a)
02/20/2049 1,093,179
GreenSky Home Improvement Issuer Trust ,
975,000 Series 2025-1A-D 6.22%
(a)
03/25/2060 994,467
Hardee's Funding LLC ,
952,500 Series 2020-1A-A2 3.98%
(a)
12/20/2050 919,614
Horizon Aircraft Finance IV Ltd. ,
712,500 Series 2024-1-A 5.38%
(a)
09/15/2049 724,055
Jack in the Box Funding LLC ,
186,000 Series 2022-1A-A2II 4.14%
(a)
02/26/2052 166,790
JGWPT XXVII LLC ,
1,221,332 Series 2012-3A-A 3.22%
(a)
09/15/2065 1,116,988
Labrador Aviation Finance Ltd. ,
381,909 Series 2016-1A-A1 4.30%
(a)
01/15/2042 363,999
Lendbuzz Securitization Trust ,
323,635 Series 2024-3A-A2 4.97%
(a)
10/15/2029 323,999
Loanpal Solar Loan Ltd. ,
591,618 Series 2021-2GS-A 2.22%
(a)
03/20/2048 482,891
Lunar Structured Aircraft Portfolio Notes ,
369,264 Series 2021-1-A 2.64%
(a)
10/15/2046 350,579
1,646,421 Series 2021-1-B 3.43%
(a)
10/15/2046 1,567,925
MACH 1 Cayman Ltd. ,
26,725 Series 2019-1-B 4.34%
(a)
10/15/2039 25,834
Mariner Finance Issuance Trust ,
720,000 Series 2021-AA-D 3.83%
(a)
03/20/2036 695,664
Mill City Solar Loan Ltd. ,
677,105 Series 2019-1A-A 4.34%
(a)
03/20/2043 631,085
Mosaic Solar Loan Trust ,
333,501 Series 2020-1A-A 2.10%
(a)
04/20/2046 293,937
115,058 Series 2021-3A-B 1.92%
(a)
06/20/2052 88,716
1,132,713 Series 2023-1A-A 5.32%
(a)
06/20/2053 1,082,933
Navient Private Education Refi Loan Trust ,
1,500,000 Series 2020-BA-B 2.77%
(a)
01/15/2069 1,305,893
125,000 Series 2020-HA-B 2.78%
(a)
01/15/2069 109,619
Navigator Aircraft ABS Ltd. ,
465,376 Series 2021-1-A 2.77%
(a)(b)
11/15/2046 443,018
951,392 Series 2021-1-B 3.57%
(a)(b)
11/15/2046 909,628
Navigator Aviation Ltd. ,
1,153,274 Series 2024-1-B 6.09%
(a)
08/15/2049 1,181,000
1,000,000 Series 2025-1-B 5.89%
(a)
10/15/2050 1,003,735
Neighborly Issuer ,
1,019,040 Series 2022-1A-A2 3.70%
(a)
01/30/2052 955,810
Pagaya AI Debt Grantor Trust ,
781,817 Series 2024-5-C 7.27%
(a)
10/15/2031 789,863
635,015 Series 2024-6-C 7.07%
(a)
11/15/2031 641,337
632,739 Series 2025-3-A1 5.03%
(a)
05/16/2032 633,186
Primrose Funding LLC ,
800,000 Series 2025-1A-A2 6.46%
(a)
07/30/2055 827,043
QTS Issuer ABS II LLC ,
1,500,000 Series 2025-1A-B 5.78%
(a)
10/05/2055 1,494,378
Retained Vantage Data Centers Issuer LLC ,
1,000,000 Series 2024-1A-B 5.78%
(a)
09/15/2049 1,010,555

Annual Financial Statements and Other Information
|
September 30, 2025

The accompanying notes are an integral part of these financial statements.
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Sabey Data Center Issuer LLC ,
1,000,000 Series 2022-1-A2 5.00%
(a)
06/20/2047 993,108
1,500,000 Series 2025-2-A2 5.97%
(a)
04/20/2050 1,543,971
Santander Drive Auto Receivables Trust ,
486,968 Series 2023-5-A3 6.02% 09/15/2028 488,982
Scalelogix Abs Us Issuer LLC ,
1,250,000 Series 2025-1A-B 6.16%
(a)
07/25/2055 1,248,730
Sierra Timeshare Receivables Funding LLC ,
351,349 Series 2023-2A-B 6.28%
(a)
04/20/2040 361,500
SoFi Consumer Loan Program Trust ,
1,250,000 Series 2025-1-C 5.42%
(a)
02/27/2034 1,269,750
1,250,000 Series 2025-1-D 5.72%
(a)
02/27/2034 1,272,704
750,000 Series 2025-3-C 5.04%
(a)
08/15/2034 754,927
SSI ABS Issuer LLC ,
492,760 Series 2025-1-A 6.15%
(a)
07/25/2065 499,883
Subway Funding LLC ,
992,500 Series 2024-1A-A23 6.51%
(a)
07/30/2054 1,038,380
Switch ABS Issuer LLC ,
1,000,000 Series 2025-1A-B 6.49%
(a)
03/25/2055 1,022,009
Textainer Marine Containers VII Ltd. ,
126,718 Series 2020-1A-A 2.73%
(a)
08/21/2045 122,032
TRP LLC ,
100,000 Series 2021-1-B 3.06%
(a)
06/19/2051 95,870
Upgrade Master Pass-Thru Trust ,
1,085,804 Series 2025-ST2-A 6.11%
(a)
06/15/2032 1,099,049
Upstart Securitization Trust ,
280,559 Series 2023-3-A 6.90%
(a)
10/20/2033 282,118
1,000,000 Series 2025-2-C 6.02%
(a)
06/20/2035 1,012,454
1,500,000 Series 2025-3-B 5.02%
(a)
09/20/2035 1,499,729
1,500,000 Series 2025-3-C 5.43%
(a)
09/20/2035 1,496,463
VB-S1 Issuer LLC - VBTEL ,
245,000 Series 2024-1A-C2 5.59%
(a)
05/15/2054 246,601
Wendy's Funding LLC ,
363,847 Series 2021-1A-A2II 2.78%
(a)
06/15/2051 327,016
Westlake Automobile Receivables Trust ,
500,000 Series 2025-2A-D 5.08%
(a)
05/15/2031 504,494
Willis Engine Structured Trust IV ,
222,906 Series 2018-A-A 4.75%
(a)(b)
09/15/2043 223,232
Willis Engine Structured Trust VI ,
477,455 Series 2021-A-A 3.10%
(a)
05/15/2046 450,097
Total Asset Backed Obligations
(Cost $71,211,446) 71,972,916
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS 1.0%
DataBank Issuer ,
740,000 Series 2024-1A-A2 5.30%
(a)
01/26/2054 741,395
Total Non-Agency Residential Collateralized
Mortgage Obligations
(Cost $739,308) 741,395
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
SHORT TERM INVESTMENTS 2.1%
760,293 JPMorgan U.S.
Government
Money Market
Fund - Class IM 4.09%
(c)
760,293
760,293 Morgan Stanley
Institutional
Liquidity Funds
Government
Portfolio -
Institutional Share
Class 4.05%
(c)
760,293
Total Short Term Investments
(Cost $1,520,586) 1,520,586
Total Investments 101.1%
(Cost $73,471,340) 74,234,897
Liabilities in Excess of Other Assets (1.1)% (789,387)
NET ASSETS 100.0% $73,445,510

DoubleLine ETF Trust
Schedule of Investments DoubleLine Asset-Backed Securities ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
September 30, 2025
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At September 30, 2025, the value of these securities amounted to approximately $70,381,701 or
95.83% of net assets.
(b) Step bond; coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(c) Seven-day yield as of period end.

Annual Financial Statements and Other Information
|
September 30, 2025

Statements of Assets and Liabilities
The accompanying notes are an integral part of these financial statements.
September 30, 2025
DoubleLine
Opportunistic
Core Bond ETF
DoubleLine
Shiller CAPE®
U.S. Equities ETF
DoubleLine
Commercial Real
Estate ETF
DoubleLine
Mortgage ETF
DoubleLine
Commodity
Strategy ETF
(Consolidated)
ASSETS
Investments in Unaffiliated Securities, at Value* $ 530,189,669 $ 329,578,490 $ 314,089,182 $ 567,018,244 $ —
Investments in Affiliated Securities, at Value* 18,338,738 — — — —
Short Term Investments* 11,753,534 981,380 7,777,560 1,278,402 21,702,360
Cash 235,807 — — 2 —
Deposit at Broker for Futures Contracts 2,309,375 — — 3,743,213 —
Receivable for Variation Margin on Futures Contracts 67,591 — — 40,157 —
Receivable for Investments Sold 737,445 — — 128,410,613 —
Interest and Dividends Receivable 3,185,485 566,514 1,230,163 2,845,268 5,937
Due from Authorized Participants 401,139 — — — —
Net Unrealized Appreciation on Unfunded Loan Commitments 81 — — — —
Total Assets 567,218,864 331,126,384 323,096,905 703,335,899 21,708,297
LIABILITIES
Payable for Investments Purchased 8,363,068 — 5,085,448 131,881,911 3
Advisory Fees Payable 194,955 176,263 102,419 169,497 11,510
Due to Custodian — — 1,279 — 1
TBA sales commitments, at value (See Note 13) — — — 37,680,815 —
Unrealized depreciation on Swaps — — — — 113,720
Total Liabilities 8,558,023 176,263 5,189,146 169,732,223 125,234
Commitments and Contingencies (See Notes 2, 12 and 13)
Net Assets $ 558,660,841 $ 330,950,121 $ 317,907,759 $ 533,603,676 $ 21,583,063
NET ASSETS CONSISTS OF:
Paid-In Capital $ 553,454,354 $ 311,001,312 $ 312,999,065 $ 526,910,636 $ 20,960,572
Total Distributable Earnings (Loss) (See Note 8) 5,206,487 19,948,809 4,908,694 6,693,040 622,491
Net Assets $ 558,660,841 $ 330,950,121 $ 317,907,759 $ 533,603,676 $ 21,583,063
*Identified Cost:
Investments in Unaffiliated Securities $ 521,514,146 $ 309,566,996 $ 310,449,281 $ 560,454,326 $ —
Investments in Affiliated Securities $ 18,200,000 $ — $ — $ — $ —
Short Term Investments 11,753,534 981,380 7,777,560 1,278,402 21,700,141
Shares Outstanding and Net Asset Value Per Share:
Shares Outstanding (unlimited number of shares authorized $ 0.001 par value) 12,001,000 10,162,000 6,100,001 10,740,001 800,001
Net Asset Value Per Share $ 46.55 $ 32.57 $ 52.12 $ 49.68 $ 26.98

Statements of Assets and Liabilities
(Cont.)

DoubleLine ETF Trust
The accompanying notes are an integral part of these financial statements.
September 30, 2025
DoubleLine
Fortune 500
Equal Weight ETF
DoubleLine
Multi-Sector
Income ETF
DoubleLine
Asset-Backed
Securities ETF
ASSETS
Investments in Unaffiliated Securities, at Value* $ 16,966,408 $ 51,882,568 $ 72,714,311
Short Term Investments* 11,956 3,223,558 1,520,586
Cash — 96,860 —
Receivable for Investments Sold — 1,460,474 —
Interest and Dividends Receivable 13,155 476,593 181,616
Net Unrealized Appreciation on Unfunded Loan Commitments — 44 —
Total Assets 16,991,519 57,140,097 74,416,513
LIABILITIES
Advisory Fees Payable 2,773 20,965 21,065
Due to Custodian 10 — 222
Payable for Investments Purchased — 3,473,156 949,716
Total Liabilities 2,783 3,494,121 971,003
Commitments and Contingencies (See Notes 2, 12 and 13)
Net Assets $ 16,988,736 $ 53,645,976 $ 73,445,510
NET ASSETS CONSISTS OF:
Paid-In Capital $ 16,305,425 $ 52,940,971 $ 72,441,463
Total Distributable Earnings (Loss) (See Note 8) 683,311 705,005 1,004,047
Net Assets $ 16,988,736 $ 53,645,976 $ 73,445,510
*Identified Cost:
Investments in Unaffiliated Securities $ 15,938,135 $ 51,317,058 $ 71,950,754
Short Term Investments 11,956 3,223,558 1,520,586
Shares Outstanding and Net Asset Value Per Share:
Shares Outstanding (unlimited number of shares authorized $ 0.001 par value) 540,001 1,060,001 1,440,001
Net Asset Value Per Share $ 31.46 $ 50.61 $ 51.00

Annual Financial Statements and Other Information
|
September 30, 2025

Statements of Operations
The accompanying notes are an integral part of these financial statements.
For the period ended September 30, 2025
DoubleLine
Opportunistic
Core Bond ETF
DoubleLine
Shiller CAPE®
U.S. Equities ETF
DoubleLine
Commercial Real
Estate ETF
DoubleLine
Mortgage ETF
DoubleLine
Commodity
Strategy ETF
(Consolidated)
INVESTMENT INCOME
Income:
Interest $ 23,214,265 $ — $ 13,798,472 $ 21,678,138 $ 888,781
Dividends from Affiliated Securities 180,290 — — — —
Dividends from Unaffiliated Securities — 6,929,567 473,076 471,029 65,366
Total Investment Income 23,394,555 6,929,567 14,271,548 22,149,167 954,147
Expenses:
Advisory Fees 1,981,781 2,214,550 1,015,793 1,569,567 141,412
Total Expenses 1,981,781 2,214,550 1,015,793 1,569,567 141,412
Less: Fees Waived (13,247) — — — —
Net Expenses 1,968,534 2,214,550 1,015,793 1,569,567 141,412
Net Investment Income (Loss) 21,426,021 4,715,017 13,255,755 20,579,600 812,735
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments in Unaffiliated Securities 549,116 32,371,549 (5,284) (483,864) 818
Foreign Currency 372 — — — —
In-kind redemptions on investments in securities 72,178 22,359,665 54,599 — —
TBA sales commitments — — — 77,813 —
Futures contracts (2,577,520) — — (1,559,501) —
Swap contracts — — — — 910,063
Net Change in Unrealized Appreciation (Depreciation) on:
Investments in Unaffiliated Securities (849,715) (20,775,899) 1,305,063 577,084 —
Investments in Affiliates Securities 138,738 — — — —
Short Term Investments — — — — (7,352)
Unfunded Loan Commitments 69 — — — —
TBA sales commitments — — — 5,169 —
Futures contracts 288,982 — — 56,130 —
Swap contracts — — — — 18,133
Net Realized and Unrealized Gain (Loss) on Investments (2,377,780) 33,955,315 1,354,378 (1,327,169) 921,662
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS $ 19,048,241 $ 38,670,332 $ 14,610,133 $ 19,252,431 $ 1,734,397

Statements of Operations
(Cont.)

DoubleLine ETF Trust
The accompanying notes are an integral part of these financial statements.
For the period ended September 30, 2025
DoubleLine
Fortune 500
Equal Weight ETF
DoubleLine
Multi-Sector
Income ETF
(a)
DoubleLine
Asset-Backed
Securities ETF
(b)
INVESTMENT INCOME
Income:
Interest $ — $ 1,907,047 $ 1,541,871
Dividends from Unaffiliated Securities 277,534 141,461 62,595
Total Investment Income 277,534 2,048,508 1,604,466
Expenses:
Advisory Fees 29,255 146,181 115,620
Total Expenses 29,255 146,181 115,620
Net Expenses 29,255 146,181 115,620
Net Investment Income (Loss) 248,279 1,902,327 1,488,846
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments in Unaffiliated Securities (366,035) (136,581) (34,162)
In-kind redemptions on investments in securities 1,857,778 — —
Net Change in Unrealized Appreciation (Depreciation) on:
Investments in Unaffiliated Securities (123,978) 565,510 763,557
Unfunded Loan Commitments — 44 —
Net Realized and Unrealized Gain (Loss) on Investments 1,367,765 428,973 729,395
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS $ 1,616,044 $ 2,331,300 $ 2,218,241
(a)
Commenced operations on November 29, 2024.
(b)
Commenced operations on February 28, 2025.

Annual Financial Statements and Other Information
|
September 30, 2025

Statements of Changes in Net Assets
The accompanying notes are an integral part of these financial statements.
DoubleLine Opportunistic Core Bond ETF DoubleLine Shiller CAPE® U.S. Equities ETF
Year Ended
September 30,
2025
Year Ended
September 30,
2024
Year Ended
September 30,
2025
Year Ended
September 30,
2024
OPERATIONS
Net Investment Income (Loss) $ 21,426,021 $ 13,384,340 $ 4,715,017 $ 4,812,964
Net Realized Gain (Loss) on Investments (1,955,854) 2,801,673 54,731,214 35,303,802
Net Change in Unrealized Appreciation (Depreciation) on Investments (421,926) 15,318,487 (20,775,899) 46,135,963
Net Increase (Decrease) in Net Assets Resulting from Operations 19,048,241 31,504,500 38,670,332 86,252,729
DISTRIBUTIONS TO SHAREHOLDERS
Distributable Earnings (20,563,092) (12,870,129) (4,529,438) (4,281,828)
Total Distributions to Shareholders (20,563,092) (12,870,129) (4,529,438) (4,281,828)
NET SHARE TRANSACTIONS
(a)
Proceeds from Shares Issued 232,665,058 150,820,585 102,023,143 285,137,490
Cost of  Shares Redeemed (11,012,296) (19,008,957) (214,590,559) (241,177,641)
Increase (Decrease) in Net Assets Resulting from Net Share Transactions 221,652,762 131,811,628 (112,567,416) 43,959,849
Total Increase (Decrease) in Net Assets $ 220,137,911 $ 150,445,999 $ (78,426,522) $ 125,930,750
NET ASSETS
Beginning of Period $ 338,522,930 $ 188,076,931 $ 409,376,643 $ 283,445,893
End of Period $ 558,660,841 $ 338,522,930 $ 330,950,121 $ 409,376,643
SHARE TRANSACTIONS
Beginning of  Period 7,161,000 4,261,000 13,802,000 11,962,000
Shares Issued 1,600,000 2,020,000 3,000,000 8,800,000
Shares Issued In-Kind 3,480,000 1,300,000 240,000 2,040,000
Shares Redeemed — (240,000) — (80,000)
Shares Redeemed In-Kind (240,000) (180,000) (6,880,000) (8,920,000)
Shares Outstanding, End of  Period 12,001,000 7,161,000 10,162,000 13,802,000
(a)
Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 6 to the
Financial Statements.

Statements of Changes in Net Assets
(Cont.)

DoubleLine ETF Trust
The accompanying notes are an integral part of these financial statements.
DoubleLine Commercial Real Estate ETF DoubleLine Mortgage ETF
Year Ended
September 30,
2025
Year Ended
September 30,
2024
Year Ended
September 30,
2025
Year Ended
September 30,
2024
OPERATIONS
Net Investment Income (Loss) $ 13,255,755 $ 6,859,610 $ 20,579,600 $ 12,436,928
Net Realized Gain (Loss) on Investments 49,315 802,651 (1,965,552) 4,762,037
Net Change in Unrealized Appreciation (Depreciation) on Investments 1,305,063 2,358,442 638,383 10,568,342
Net Increase (Decrease) in Net Assets Resulting from Operations 14,610,133 10,020,703 19,252,431 27,767,307
DISTRIBUTIONS TO SHAREHOLDERS
Distributable Earnings (12,973,259) (6,195,606) (19,959,697) (11,424,544)
Total Distributions to Shareholders (12,973,259) (6,195,606) (19,959,697) (11,424,544)
NET SHARE TRANSACTIONS
(a)
Proceeds from Shares Issued 123,065,799 172,429,746 229,991,953 308,142,904
Cost of  Shares Redeemed (19,625,724) (23,861,981) (29,973,151) (88,808,717)
Increase (Decrease) in Net Assets Resulting from Net Share Transactions 103,440,075 148,567,765 200,018,802 219,334,187
Total Increase (Decrease) in Net Assets $ 105,076,949 $ 152,392,862 $ 199,311,536 $ 235,676,950
NET ASSETS
Beginning of Period $ 212,830,810 $ 60,437,948 $ 334,292,140 $ 98,615,190
End of Period $ 317,907,759 $ 212,830,810 $ 533,603,676 $ 334,292,140
SHARE TRANSACTIONS
Beginning of  Period 4,100,001 1,200,001 6,640,001 2,100,001
Shares Issued 2,380,000 3,360,000 4,520,000 6,320,000
Shares Issued In-Kind — — 200,000 —
Shares Redeemed (340,000) — (620,000) (580,000)
Shares Redeemed In-Kind (40,000) (460,000) — (1,200,000)
Shares Outstanding, End of  Period 6,100,001 4,100,001 10,740,001 6,640,001
(a)
Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 6 to the
Financial Statements.

Statements of Changes in Net Assets
(Cont.)
Annual Financial Statements and Other Information
|
September 30, 2025

The accompanying notes are an integral part of these financial statements.
DoubleLine Commodity Strategy ETF
(Consolidated) DoubleLine Fortune 500 Equal Weight ETF
Year Ended
September 30,
2025
Period Ended
September 30,
2024
(a)
Year Ended
September 30,
2025
Period Ended
September 30,
2024
(a)
OPERATIONS
Net Investment Income (Loss) $ 812,735 $ 576,978 $ 248,279 $ 150,258
Net Realized Gain (Loss) on Investments 910,881 26,097 1,491,743 736,414
Net Change in Unrealized Appreciation (Depreciation) on Investments 10,781 (122,282) (123,978) 1,152,251
Net Increase (Decrease) in Net Assets Resulting from Operations 1,734,397 480,793 1,616,044 2,038,923
DISTRIBUTIONS TO SHAREHOLDERS
Distributable Earnings (357,427) — (233,439) (94,471)
Total Distributions to Shareholders (357,427) — (233,439) (94,471)
NET SHARE TRANSACTIONS
(b)
Proceeds from Shares Issued 16,699,725 45,265,222 10,409,760 16,853,661
Cost of  Shares Redeemed (13,684,322) (28,555,325) (8,732,816) (4,868,926)
Increase (Decrease) in Net Assets Resulting from Net Share Transactions 3,015,403 16,709,897 1,676,944 11,984,735
Total Increase (Decrease) in Net Assets $ 4,392,373 $ 17,190,690 $ 3,059,549 $ 13,929,187
NET ASSETS
Beginning of Period $ 17,190,690 $ — $ 13,929,187 $ —
End of Period $ 21,583,063 $ 17,190,690 $ 16,988,736 $ 13,929,187
SHARE TRANSACTIONS
Beginning of  Period 680,001 — 480,001 —
Shares Issued 640,000 1,800,001 — 60,001
Shares Issued In-Kind — — 360,000 600,000
Shares Redeemed (520,000) (1,120,000) — —
Shares Redeemed In-Kind — — (300,000) (180,000)
Shares Outstanding, End of  Period 800,001 680,001 540,001 480,001
(a)
Commenced operations on January 31, 2024.
(b)
Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 6 to the
Financial Statements.

Statements of Changes in Net Assets
(Cont.)

DoubleLine ETF Trust
The accompanying notes are an integral part of these financial statements.
DoubleLine Multi-
Sector Income ETF
DoubleLine Asset-
Backed Securities ETF
Period Ended
September 30,
2025
(a)
Period Ended
September 30,
2025
(b)
OPERATIONS
Net Investment Income (Loss) $ 1,902,327 $ 1,488,846
Net Realized Gain (Loss) on Investments (136,581) (34,162)
Net Change in Unrealized Appreciation (Depreciation) on Investments 565,554 763,557
Net Increase (Decrease) in Net Assets Resulting from Operations 2,331,300 2,218,241
DISTRIBUTIONS TO SHAREHOLDERS
Distributable Earnings (1,626,295) (1,214,194)
Total Distributions to Shareholders (1,626,295) (1,214,194)
NET SHARE TRANSACTIONS
(c)
Proceeds from Shares Issued 52,940,971 76,430,199
Cost of  Shares Redeemed — (3,988,736)
Increase (Decrease) in Net Assets Resulting from Net Share Transactions 52,940,971 72,441,463
Total Increase (Decrease) in Net Assets $ 53,645,976 $ 73,445,510
NET ASSETS
Beginning of Period $ — $ —
End of Period $ 53,645,976 $ 73,445,510
SHARE TRANSACTIONS
Beginning of  Period — —
Shares Issued 720,001 1,520,001
Shares Issued In-Kind 340,000 —
Shares Redeemed — (80,000)
Shares Outstanding, End of  Period 1,060,001 1,440,001
(a)
Commenced operations on November 29, 2024.
(b)
Commenced operations on February 28, 2025.
(c)
Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 6 to the
Financial Statements.

Annual Financial Statements and Other Information
|
September 30, 2025

Financial Highlights
The accompanying notes are an integral part of these financial statements.
DoubleLine Opportunistic Core Bond ETF
Year Ended
September 30, 2025
Year Ended
September 30, 2024
Year Ended
September 30, 2023
Period Ended
September 30,
2022
(a)
Net Asset Value, Beginning of Period $ 47.27 $ 44.14 $ 45.61 $ 50.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)
(b)
2.29 2.37 2.08 0.82
Net Gain (Loss) on Investments (Realized and Unrealized) (0.76) 3.09 (1.65) (4.59)
Total from Investment Operations 1.53 5.46 0.43 (3.77)
Less Distributions:
Distributions from Net Investment Income (2.25) (2.33) (1.90) (0.62)
Total Distributions (2.25) (2.33) (1.90) (0.62)
Net Asset Value, End of Period $ 46.55 $ 47.27 $ 44.14 $ 45.61
Total Return
(c)
3.41% 12.76%
(d)
0.84%
(d)
(7.60)%
Supplemental Data:
Net Assets, End of Period (000's) $ 558,661 $ 338,523 $ 188,077 $ 46,572
Ratios to Average Net Assets:
Expenses Before Advisory Fees Waived 0.46% 0.50% 0.50% 0.50%
Expenses After Advisory Fees Waived
(e)
0.46% 0.50% 0.50% 0.50%
Net Investment Income (Loss)
(e)
5.00% 5.20% 4.55% 3.38%
Portfolio Turnover Rate
(c)(f)
39% 142% 169% 183%
(a)
Commencement of operations on March 31, 2022. Total return is based on operations for a period that is less than a year.
(b)
Calculated based on average shares outstanding during the period.
(c)
Not annualized for periods less than one year.
(d)
The return includes adjustments in accordance with generally accepted accounting principles required at period end date.
(e)
Annualized for periods less than one year.
(f)
In-kind transactions are not included in portfolio turnover calculations.

Financial Highlights
(Cont.)

DoubleLine ETF Trust
The accompanying notes are an integral part of these financial statements.
DoubleLine Shiller CAPE® U.S. Equities ETF
Year Ended
September 30, 2025
Year Ended
September 30, 2024
Year Ended
September 30, 2023
Period Ended
September 30,
2022
(a)
Net Asset Value, Beginning of Period $ 29.66 $ 23.70 $ 20.01 $ 25.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)
(b)
0.43 0.36 0.25 0.14
Net Gain (Loss) on Investments (Realized and Unrealized) 2.88 5.92 3.65 (5.07)
Total from Investment Operations 3.31 6.28 3.90 (4.93)
Less Distributions:
Distributions from Net Investment Income (0.40) (0.32) (0.21) (0.06)
Total Distributions (0.40) (0.32) (0.21) (0.06)
Net Asset Value, End of Period $ 32.57 $ 29.66 $ 23.70 $ 20.01
Total Return
(c)
11.23% 26.70% 19.54% (19.72)%
Supplemental Data:
Net Assets, End of Period (000's) $ 330,950 $ 409,377 $ 283,446 $ 128,899
Ratios to Average Net Assets:
Expenses
(d)
0.65% 0.65% 0.65% 0.65%
Net Investment Income (Loss)
(d)
1.39% 1.32% 1.08% 1.30%
Portfolio Turnover Rate
(c)(e)
255% 290% 217% 175%
(a)
Commencement of operations on March 31, 2022. Total return is based on operations for a period that is less than a year.
(b)
Calculated based on average shares outstanding during the period.
(c)
Not annualized for periods less than one year.
(d)
Annualized for periods less than one year.
(e)
In-kind transactions are not included in portfolio turnover calculations.

Financial Highlights
(Cont.)
Annual Financial Statements and Other Information
|
September 30, 2025

The accompanying notes are an integral part of these financial statements.
DoubleLine Commercial Real Estate ETF
Year Ended
September 30, 2025
Year Ended
September 30, 2024
Period Ended
September 30,
2023
(a)
Net Asset Value, Beginning of Period $ 51.91 $ 50.36 $ 50.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)
(b)
2.63 2.90 1.35
Net Gain (Loss) on Investments (Realized and Unrealized) 0.20 1.35 (0.01)
Total from Investment Operations 2.83 4.25 1.34
Less Distributions:
Distributions from Net Investment Income (2.60) (2.70) (0.98)
Distributions from Net Realized Gain (0.02) — —
Total Distributions (2.62) (2.70) (0.98)
Net Asset Value, End of Period $ 52.12 $ 51.91 $ 50.36
Total Return
(c)
5.60% 8.70% 2.69%
Supplemental Data:
Net Assets, End of Period (000's) $ 317,908 $ 212,831 $ 60,438
Ratios to Average Net Assets:
Expenses
(d)
0.39% 0.39% 0.39%
Net Investment Income (Loss)
(d)
5.08% 5.68% 5.33%
Portfolio Turnover Rate
(c)(e)
66% 74% 36%
(a)
Commencement of operations on March 31, 2023. Total return is based on operations for a period that is less than a year.
(b)
Calculated based on average shares outstanding during the period.
(c)
Not annualized for periods less than one year.
(d)
Annualized for periods less than one year.
(e)
In-kind transactions are not included in portfolio turnover calculations.

Financial Highlights
(Cont.)

DoubleLine ETF Trust
The accompanying notes are an integral part of these financial statements.
DoubleLine Mortgage ETF
Year Ended
September 30, 2025
Year Ended
September 30, 2024
Period Ended
September 30,
2023
(a)
Net Asset Value, Beginning of Period $ 50.35 $ 46.96 $ 50.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)
(b)
2.49 2.38 1.04
Net Gain (Loss) on Investments (Realized and Unrealized) (0.68) 3.23 (3.35)
Total from Investment Operations 1.81 5.61 (2.31)
Less Distributions:
Distributions from Net Investment Income (2.48) (2.22) (0.73)
Total Distributions (2.48) (2.22) (0.73)
Net Asset Value, End of Period $ 49.68 $ 50.35 $ 46.96
Total Return
(c)
3.82% 12.27% (4.67)%
Supplemental Data:
Net Assets, End of Period (000's) $ 533,604 $ 334,292 $ 98,615
Ratios to Average Net Assets:
Expenses
(d)
0.39% 0.48% 0.49%
Net Investment Income (Loss)
(d)
5.10% 4.90% 4.23%
Portfolio Turnover Rate
(c)(e)
247% 197% 31%
Portfolio Turnover Rate excluding Mortgage Dollar Rolls
(f)
6% 55% –%
(a)
Commencement of operations on March 31, 2023. Total return is based on operations for a period that is less than a year.
(b)
Calculated based on average shares outstanding during the period.
(c)
Not annualized for periods less than one year.
(d)
Annualized for periods less than one year.
(e)
In-kind transactions are not included in portfolio turnover calculations.
(f)
See Note 2(J) regarding Mortgage Dollar Rolls.

Financial Highlights
(Cont.)
Annual Financial Statements and Other Information
|
September 30, 2025

The accompanying notes are an integral part of these financial statements.
DoubleLine Commodity Strategy ETF
(Consolidated)
Year Ended
September 30, 2025
Period Ended
September 30,
2024
(a)
Net Asset Value, Beginning of Period $ 25.28 $ 25.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)
(b)
0.97 0.79
Net Gain (Loss) on Investments (Realized and Unrealized) 1.14 (0.51)
Total from Investment Operations 2.11 0.28
Less Distributions:
Distributions from Net Investment Income (0.41) —
Total Distributions (0.41) —
Net Asset Value, End of Period $ 26.98 $ 25.28
Total Return
(c)
8.44% 1.12%
Supplemental Data:
Net Assets, End of Period (000's) $ 21,583 $ 17,191
Ratios to Average Net Assets:
Expenses
(d)
0.65% 0.65%
Net Investment Income (Loss)
(d)
3.73% 4.64%
Portfolio Turnover Rate
(c)(e)
82% 111%
(a)
Commencement of operations on January 31, 2024. Total return is based on operations for a period that is less than a year.
(b)
Calculated based on average shares outstanding during the period.
(c)
Not annualized for periods less than one year.
(d)
Annualized for periods less than one year.
(e)
In-kind transactions are not included in portfolio turnover calculations.

Financial Highlights
(Cont.)

DoubleLine ETF Trust
The accompanying notes are an integral part of these financial statements.
DoubleLine Fortune 500 Equal Weight ETF
Year Ended
September 30, 2025
Period Ended
September 30,
2024
(a)
Net Asset Value, Beginning of Period $ 29.02 $ 25.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)
(b)
0.49 0.31
Net Gain (Loss) on Investments (Realized and Unrealized) 2.42 3.91
Total from Investment Operations 2.91 4.22
Less Distributions:
Distributions from Net Investment Income (0.47) (0.20)
Total Distributions (0.47) (0.20)
Net Asset Value, End of Period $ 31.46 $ 29.02
Total Return
(c)
10.20% 16.93%
Supplemental Data:
Net Assets, End of Period (000's) $ 16,989 $ 13,929
Ratios to Average Net Assets:
Expenses
(d)
0.20% 0.20%
Net Investment Income (Loss)
(d)
1.69% 1.75%
Portfolio Turnover Rate
(c)(e)
17% 12%
(a)
Commencement of operations on January 31, 2024. Total return is based on operations for a period that is less than a year.
(b)
Calculated based on average shares outstanding during the period.
(c)
Not annualized for periods less than one year.
(d)
Annualized for periods less than one year.
(e)
In-kind transactions are not included in portfolio turnover calculations.

Financial Highlights
(Cont.)
Annual Financial Statements and Other Information
|
September 30, 2025

The accompanying notes are an integral part of these financial statements.
DoubleLine Multi-
Sector Income ETF
Period Ended
September 30,
2025
(a)
Net Asset Value, Beginning of Period $ 50.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)
(b)
2.63
Net Gain (Loss) on Investments (Realized and Unrealized) 0.20
Total from Investment Operations 2.83
Less Distributions:
Distributions from Net Investment Income (2.22)
Total Distributions (2.22)
Net Asset Value, End of Period $ 50.61
Total Return
(c)
5.81%
Supplemental Data:
Net Assets, End of Period (000's) $ 53,646
Ratios to Average Net Assets:
Expenses
(d)
0.49%
Net Investment Income (Loss)
(d)
6.36%
Portfolio Turnover Rate
(c)(e)
54%
(a)
Commencement of operations on November 29, 2024. Total return is based on operations for a period that is less than a year.
(b)
Calculated based on average shares outstanding during the period.
(c)
Not annualized for periods less than one year.
(d)
Annualized for periods less than one year.
(e)
In-kind transactions are not included in portfolio turnover calculations.

Financial Highlights
(Cont.)

DoubleLine ETF Trust
The accompanying notes are an integral part of these financial statements.
DoubleLine Asset-
Backed Securities ETF
Period Ended
September 30,
2025
(a)
Net Asset Value, Beginning of Period $ 50.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)
(b)
1.46
Net Gain (Loss) on Investments (Realized and Unrealized) 0.68
Total from Investment Operations 2.14
Less Distributions:
Distributions from Net Investment Income (1.14)
Total Distributions (1.14)
Net Asset Value, End of Period $ 51.00
Total Return
(c)
4.35%
Supplemental Data:
Net Assets, End of Period (000's) $ 73,446
Ratios to Average Net Assets:
Expenses
(d)
0.39%
Net Investment Income (Loss)
(d)
4.99%
Portfolio Turnover Rate
(c)(e)
31%
(a)
Commencement of operations on February 28, 2025. Total return is based on operations for a period that is less than a year.
(b)
Calculated based on average shares outstanding during the period.
(c)
Not annualized for periods less than one year.
(d)
Annualized for periods less than one year.
(e)
In-kind transactions are not included in portfolio turnover calculations.

Annual Financial Statements and Other Information
|
September 30, 2025

Notes to Financial Statements
September 30, 2025
1. Organization
DoubleLine ETF Trust, a Delaware statutory trust (the “Trust”), was formed on September 27, 2021 and is registered with the
Securities and Exchange Commission as an open-end management investment company. As of September 30, 2025, the Trust consists of eight series, DoubleLine Opportunistic Core Bond ETF (the “Opportunistic Core Bond ETF”) (formerly known as DoubleLine
Opportunistic Bond ETF), DoubleLine Shiller CAPE
®
U.S. Equities ETF (the “Equities ETF”), DoubleLine Commercial Real Estate ETF
(the "Commercial Real Estate ETF"), DoubleLine Mortgage ETF (the "Mortgage ETF"), DoubleLine Commodity Strategy ETF (the
"Commodity Strategy ETF"), DoubleLine Fortune 500 Equal Weight ETF (the "Fortune 500 ETF"), DoubleLine Multi-Sector Income
ETF (the "Multi-Sector Income ETF"), and DoubleLine Asset-Backed Securities ETF (the "Asset-Backed Securities ETF") (each a “Fund”
and collectively the “Funds”). The Opportunistic Core Bond ETF, Equities ETF, Commercial Real Estate ETF, Mortgage ETF, Fortune
500 ETF, Multi-Sector Income ETF, and Asset-Backed Securities ETF are managed by DoubleLine ETF Adviser LP, and the Commodity
Strategy ETF is managed by DoubleLine Alternatives LP (each, an “Adviser” and collectively, the “Advisers”), which are registered as an investment advisers with the U.S. Securities and Exchange Commission. Each Fund offers one class of shares.
Each Fund is classified as non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”), except the
Fortune 500 ETF, which is classified as a diversified fund. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund's total assets is not subject to this limitation.
The Funds' investment objectives and dates each Fund commenced operations and public trading are as follows:
The fiscal year end for the Funds is September 30, and the period covered by these Financial Statements is for the period ended September 30, 2025.
2. Significant Accounting Policies
Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, "Financial Services
-Investment Companies", by the Financial Accounting Standards Board ("FASB"). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America ("US GAAP").
A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
Fund Name Investment Objective
Commencement of
Operations
Commencement of
Public Trading
DoubleLine Opportunistic Core Bond
ETF
Seek to maximize current income and total return
3/31/2022 4/5/2022
DoubleLine Shiller CAPE® U.S.
Equities ETF
Seek total return which exceeds the total return of the S&P
500® Index
3/31/2022 4/5/2022
DoubleLine Commercial Real Estate
ETF
Seek current income and capital preservation and as a
secondary objective, seek long-term capital appreciation
3/31/2023 4/4/2023
DoubleLine Mortgage ETF Seek total return (capital appreciation and current income)
which exceeds the total return of its benchmark index, the
Bloomberg U.S. Mortgage-Backed Securities Index, over a
full market cycle
3/31/2023 4/4/2023
DoubleLine Commodity Strategy ETF
(Consolidated)
Seek total return (capital appreciation and current income)
1/31/2024 2/1/2024
DoubleLine Fortune 500 Equal
Weight ETF
Seek to track the investment results (before fees and
expenses) of the Barclays Fortune 500 Equal Weighted Total
Return Index
1/31/2024 2/1/2024
DoubleLine Multi-Sector Income ETF To provide income, with a secondary objective of capital appreciation.
11/29/2024 12/3/2024
DoubleLine Asset-Backed Securities
ETF
Seek long-term total return while striving to generate
current income.
2/28/2025 3/4/2025

Notes to Financial Statements
(Cont.)

DoubleLine ETF Trust
September 30, 2025
Level 1— Unadjusted quoted market prices in active markets for identical securities
Level 2— Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
Level 3— Significant unobservable inputs (including the reporting entity’s estimates and assumptions)
Valuations for domestic and foreign fixed income securities are normally determined on the basis of evaluations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.
Investments in registered open-end management investment companies will be valued based upon the net asset value ("NAV") of such investments and are categorized as Level 1 of the fair value hierarchy.
Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
The Funds' holdings in whole loans, securitizations and certain other types of alternative lending-related instruments may be valued based on prices provided by a third-party pricing service.
Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by an independent pricing service. Where an active secondary market does not exist to a reliable degree in the judgment of the Adviser, such loans will be valued at fair value based on certain factors.
In respect of certain commercial real estate-related, residential real estate-related and certain other investments for which a limited market may exist, the Funds may value such investments based on appraisals conducted by an independent valuation advisor or a similar pricing agent. However, an independent valuation firm may not be retained to undertake an evaluation of an asset unless the
NAV, market price and other aspects of an investment exceed certain significance thresholds.
Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of valuations obtained from counterparties, published index closing levels or evaluated prices supplied by independent pricing services, some or all of which may be based on market data from trading on exchanges that closed significantly before the time as of which a Fund calculates its NAV. Forward foreign currency contracts are generally valued based on rates provided by independent data providers. A Fund does not normally take into account trading, clearances or settlements that take place after the close of the principal exchange or market on which such securities are traded.
Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other
Fixed-income class Examples of Inputs
All Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes;
    convertible securities
Standard inputs and underlying equity of the issuer
US bonds and notes of government and
    government agencies
Standard inputs
Residential and commercial mortgage-backed
obligations; asset-backed obligations
(including collateralized loan obligations)
Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans Standard inputs

Notes to Financial Statements
(Cont.)
September 30, 2025
Annual Financial Statements and Other Information
|
September 30, 2025

inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates.
Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating each Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated its Adviser, as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. Each Adviser, as the Valuation Designee, is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
The following is a summary of the fair valuations according to the inputs used to value the Funds’ investments as of September 30,
2025:
Category
DoubleLine Opportunistic
Core Bond ETF
DoubleLine Shiller CAPE®
U.S. Equities ETF
DoubleLine Commercial
Real Estate ETF DoubleLine Mortgage ETF
DoubleLine Commodity
Strategy ETF
(Consolidated)
Investments in Securities
Level 1
Common Stocks $ — $ 329,559,434 $ — $ — $ —
Money Market Funds 11,753,534 981,380 7,777,560 1,278,402 2,386,582
Affiliated Mutual Funds 18,338,738 — — — —
Total Level 1 30,092,272 330,540,814 7,777,560 1,278,402 2,386,582
Level 2
US Government and Agency Mortgage
Backed Obligations 131,634,146 — 44,035,029 489,873,686 —
Non-Agency Commercial Mortgage Backed
Obligations 24,114,715 — 204,727,411 — —
Non-Agency Residential Collateralized
Mortgage Obligations 50,928,647 — 2,309,423 77,144,558 —
US Government and Agency Obligations 119,338,256 — — — —
Collateralized Loan Obligations 18,009,761 — 63,017,319 — —
US Corporate Bonds 79,664,766 — — — —
Asset Backed Obligations 48,703,500 — — — —
Foreign Corporate Bonds 41,663,244 — — — —
Other Short Term Investments — — — — 19,315,778
Bank Loans 13,701,508 — — — —
Foreign Government Bonds, Foreign
Agencies and Foreign Government
Sponsored Corporations 2,431,126 — — — —
Total Level 2 530,189,669 — 314,089,182 567,018,244 19,315,778
Level 3
Common Stocks — 19,056 — — —
Total Level 3 — 19,056 — — —
Total $ 560,281,941 $ 330,559,870 $ 321,866,742 $ 568,296,646 $ 21,702,360
Other Financial Instruments
Assets
Level 1
Futures $ 579,941 $ — $ — $ 670,105 $ —
Level 2
Unfunded Loan Commitments 81 — — — —
Level 3 — — — — —
Liabilities
Level 1
Futures $ (101,107) $ — $ — $ (897,711) $ —
Level 2
Excess Return Swaps — — — — (113,720)

Notes to Financial Statements
(Cont.)

DoubleLine ETF Trust
September 30, 2025
B. Federal Income Taxes. Each Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all of its taxable income to its shareholders and otherwise comply with the provisions of Subchapter M of the Internal
Revenue Code of 1986, as amended (the "Internal Revenue Code") applicable to regulated investment companies. Therefore, no provision for U.S. federal income taxes has been made.
The Funds may be subject to a nondeductible 4% excise tax calculated as a percentage of certain undistributed amounts of net investment income and net capital gains.
Management has analyzed the Funds’ tax positions, and has concluded that no liability should be recorded related to uncertain tax positions expected to be taken on the tax return for the year. The Funds identify their major tax jurisdictions as U.S. Federal, the State of Florida and the State of Delaware. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
C. Security Transactions, Investment Income. Investment securities transactions are accounted for on trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Interest income, including non-cash interest, is recorded on an accrual basis. Discounts/premiums on debt securities purchased, which may include residual and subordinated notes, are accreted/amortized over the life of the respective securities using the effective interest method except for certain deep discount bonds where management does not expect the par value above the bond's cost to be fully realized. Dividend income and corporate action transactions, if any, are recorded on the ex-date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.
Category (continued)
DoubleLine Opportunistic
Core Bond ETF
(continued)
DoubleLine Shiller
CAPE® U.S. Equities ETF
(continued)
DoubleLine Commercial
Real Estate ETF
(continued)
DoubleLine Mortgage ETF
(continued)
DoubleLine
Commodity Strategy
ETF (Consolidated)
(continued)
TBA Sale Commitments $ — $ — $ — $ (37,680,815) $ —
Total Level 2 — — — — —
Level 3 — — — — —
Total $ 478,915 $ — $ — $ (37,908,421) $ (113,720)
Category
DoubleLine Fortune 500
Equal Weight ETF
DoubleLine Multi-Sector
Income ETF
DoubleLine Asset-Backed
Securities ETF
Investments in Securities
Level 1
Common Stocks $ 16,964,768 $ — $ —
Money Market Funds 11,956 3,223,558 1,520,586
Total Level 1 16,976,724 3,223,558 1,520,586
Level 2
Asset Backed Obligations — 1,876,900 71,972,916
US Corporate Bonds — 20,514,334 —
Bank Loans — 14,145,106 —
Non-Agency Residential Collateralized
Mortgage Obligations — 5,513,473 741,395
Non-Agency Commercial Mortgage Backed
Obligations — 4,673,927 —
Collateralized Loan Obligations — 3,328,041 —
Foreign Corporate Bonds — 1,830,787 —
Total Level 2 — 51,882,568 72,714,311
Level 3
Common Stocks 1,640 — —
Total Level 3 1,640 — —
Total $ 16,978,364 $ 55,106,126 $ 74,234,897
Other Financial Instruments
Assets
Level 1 $ — $ — $ —
Level 2
Unfunded Loan Commitments — 44 —
Level 3 — — —
Total $ — $ 44 $ —

Notes to Financial Statements
(Cont.)
September 30, 2025
Annual Financial Statements and Other Information
|
September 30, 2025

D. Dividends and Distributions to Shareholders. The Asset-Backed Securities ETF, the Multi-Sector Income ETF, the Commercial
Real Estate ETF, the Mortgage ETF and the Opportunistic Core Bond ETF will distribute dividends of net investment income at least monthly, the Equities ETF and the Fortune 500 ETF will distribute dividends of net investment income at least quarterly, and the
Commodity Strategy ETF will distribute dividends of net investment income at least annually. Each Fund will distribute net realized short-term capital gains and net realized long-term capital gains, if any, at least annually. Distributions are recorded on the ex-
dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from US GAAP.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed (accumulated) net investment income (loss), and/or undistributed (accumulated) realized gain (loss). Undistributed
(accumulated) net investment income or loss may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or capital gain remaining at fiscal year end is distributed in the following year.
Distributions from investment companies will be classified as investment income or realized gains in the Statements of Operations based on the U.S. income tax characteristics of the distribution if such information is available. In cases where the tax characteristics are not available, such distributions are generally classified as investment income.
The Equities ETF may hold the securities of real estate investment trusts (“REITs”). Distributions from such investments may be comprised of return of capital, capital gains and income. The actual character of amounts received during the year is not known until after the REIT’s fiscal year end. The Fund records the character of distributions received from REITs during the year based on estimates available. The characterization of distributions received by the Fund may be subsequently revised based on information received from the REITs after their tax reporting periods concluded.
E. Use of Estimates.  The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.
F. Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses), by the total number of shares outstanding, rounded to the nearest cent. The NAV is typically calculated on days when the New York Stock Exchange ("NYSE") opens for regular trading.
G. Unfunded Loan Commitments.  The Funds may enter into certain credit agreements, of which all or a portion may be unfunded.
As of September 30, 2025, the Funds have the following unfunded positions.
The Funds are obligated to fund these commitments at the borrower’s discretion. At the end of the period, the Funds maintained with their custodian liquid investments having an aggregate value at least equal to the par value of their respective unfunded loan commitments and bridge loans.
H. Guarantees and Indemnifications. Under the Trust's organizational documents, each Trustee and officer of the Funds is indemnified, to the extent permitted by the 1940 Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification
DoubleLine Opportunistic Core Bond ETF
Borrower Par
Commitment
Amount
Fair
Value
Unrealized
Appreciation/
(Depreciation)
% Of Net
Assets
Signia Aerospace LLC $ 5,308 $ 5,294 $ 5,324 $ 30 0.00%
Pinnacle Buyer LLC — 6,435 6,468 32 0.00
Savor Acquisition, Inc. — 6,059 6,077 19 0.00
DoubleLine Multi-Sector Income ETF
Borrower Par
Commitment
Amount
Fair
Value
Unrealized
Appreciation/
(Depreciation)
% Of Net
Assets
Savor Acquisition, Inc. $ — $ 4,329 $ 4,341 $ 12 0.01%
Pinnacle Buyer LLC — 6,435 6,468 32 0.01

Notes to Financial Statements
(Cont.)

DoubleLine ETF Trust
September 30, 2025
clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.
I. Basis for Consolidation. The Commodity Strategy ETF may invest up to 25% of its total assets in the DoubleLine Commodity ETF
Ltd. (the “Subsidiary”). The Subsidiary, which is organized under the laws of the Cayman Islands, is wholly-owned and controlled by the Commodity Strategy ETF. The Subsidiary invests in commodity-related investments and other investments. The consolidated financial statements include the accounts and balances of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.
As of September 30, 2025, the relationship of the Subsidiary to the Commodity Strategy ETF was as follows:
J. Mortgage Dollar Rolls. The Funds have entered into mortgage dollar roll transactions of TBA securities which the Funds sell a TBA mortgage-backed security to a counterparty and simultaneously enter into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented in the Financial Highlights.
K. Segment Reporting. The Funds have adopted FASB ASU 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable
Segment Disclosures (“ASU 2023-07”), which requires incremental disclosures relating to a public entity's reportable segments.
Each Fund operates as a single operating segment, which is an investment portfolio. The Trust's president and principal executive officer and the Trust's treasurer and principal financial and accounting officer together serve as each Fund's chief operating decision maker (“CODM”). Each Fund's total returns, expense ratios, and changes in net assets, which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment, are consistent with that presented within the
Fund's financial statements and financial highlights. Segment assets are reflected in each Fund's Statement of Assets and Liabilities as “net assets,” which consist primarily of investment securities, at value, and significant segment expenses are listed in each Fund's accompanying Statement of Operations.
3. Related Party Transactions
The Trust and the Advisers entered into an Investment Management Agreement, under the terms of which the Advisers manage the investment of the assets of the applicable Funds, place orders for the purchase and sale of its portfolio securities, and are responsible for providing resources to assist with the day-to-day management of the Trust's business affairs. As compensation for their services, the Advisers are entitled to a monthly fee at the annual rates of the average daily net assets of the Funds in the following table. The
Advisers will pay all operating expenses of the Funds, except the advisory fees, interest expenses, dividends and other expenses on securities sold short, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, acquired fund fees and expenses, accrued deferred tax liabilities, distribution fees or expenses, and any extraordinary expenses (such as litigation).
DoubleLine
Commodity
Strategy ETF
(Consolidated)
Commencement of Operations 01/31/2024
Fund Net Assets $ 21,583,063
Subsidiary % of Fund Net Assets 23.40%
Subsidiary Financial Statement Information
Net Assets $ 5,050,641
Total Income 205,952
Net Realized Gain/(Loss) 910,063
Advisory Fees
DoubleLine Opportunistic Core Bond ETF
1
0.45%
DoubleLine Shiller CAPE® U.S. Equities ETF 0.65%
DoubleLine Commercial Real Estate ETF 0.39%
DoubleLine Mortgage ETF 0.39%
DoubleLine Commodity Strategy ETF (Consolidated) 0.65%

Notes to Financial Statements
(Cont.)
September 30, 2025
Annual Financial Statements and Other Information
|
September 30, 2025

If a Fund invested in other investment vehicles sponsored by an Adviser (“other DoubleLine Funds”) during the period, such Adviser waived its advisory fee to the Fund in an amount equal to the advisory fees paid to the Adviser by the other DoubleLine Funds in respect of Fund assets so invested. The adviser may not seek reimbursement from the Fund with respect to any advisory fees waived. Accordingly, the Adviser waived the following fees for the year ended September 30, 2025: Opportunistic Core Bond ETF,
$13,247.
4. Distribution Fees
Foreside Fund Services, LLC serves as the Funds’ Distributor. The Trust has adopted a Plan of Distribution Pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), however the Plan has yet to be implemented or commence operations.
Under the Plan, each Fund would be authorized to pay distribution fees to the Distributor, who in turn would be permitted to pay other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider were to provide such services, the Funds would be permitted to pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to the terms of the Plan and Rule 12b-1 under the 1940 Act. Because the Plan has not been implemented or commenced operations, no distribution or service fees are currently paid by the Funds and there are no current plans to impose these fees. In the event the
Plan is ever implemented and commences operations and Rule 12b-1 fees are charged, over time they would increase the cost of an investment in the Funds and may cost you more than other types of sales charges.
5. Administrator, Transfer Agent, Custodian and Distributor
JPMorgan Chase Bank, N.A. provides fund accounting, fund administrative and transfer agency services to the Funds pursuant to a
Fund Services Agreement. JPMorgan Chase Bank, N.A. serves as the Funds’ Custodian pursuant to a Custody Agreement. Foreside
Fund Services, LLC serves as the Funds’ distributor pursuant to a Distribution Agreement.
6. Issuance and Redemption of Fund Shares
The Funds are exchange-traded funds or “ETFs.” The Funds will only issue or redeem shares aggregated into blocks of 20,000 shares
(in the case of the Opportunistic Core Bond ETF, the Commercial Real Estate ETF, the Mortgage ETF, the Multi-Sector Income ETF,
and the Asset-Backed Securities ETF), 40,000 shares (in the case of the Equities ETF and the Commodity Strategy ETF) and 60,000
shares (in the case of the Fortune 500 ETF) or multiples thereof (“Creation Units”) to Authorized Participants who have entered into agreements with Foreside Fund Services, LLC as the Funds’ distributor (the “Distributor”). An Authorized Participant is either (1) a
“Participating Party,” (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the
NSCC), or (2) a participant of DTC, and, in each case, must have executed an agreement with the distributor with respect to creations and redemptions of Creation Units. The Funds will issue or redeem Creation Units in return for a basket of securities and/or cash
(including any portion of such securities for which cash may be substituted) that the Funds specify each day. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. In the case of the Equities ETF, Authorized Participants transact with the Fund through another broker-dealer that acts as AP Representative and maintains the basket contents in confidence.
Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Your transaction will be priced at NAV if you purchase or redeem Fund shares in Creation Units. The Fund’s NAV per share is computed at the close of the New York Stock Exchange ("NYSE"). However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.
Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Funds’ Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Additionally, a portion of the transaction fee is used to offset transactional costs
DoubleLine Fortune 500 Equal Weight ETF 0.20%
DoubleLine Multi-Sector Income ETF 0.49%
DoubleLine Asset-Backed Securities ETF 0.39%
1
Prior to February 3, 2025, the Advisory Fee was 0.50%.

Notes to Financial Statements
(Cont.)

DoubleLine ETF Trust
September 30, 2025
typically accrued in the Funds’ custody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions. Such fees would be included in the receivable for capital shares issued on the
Statements of Assets and Liabilities.
7. Purchases and Sales of Securities
Investment transactions (excluding short-term investments and in-kind transactions) for the period ended September 30, 2025 were as follows:
Investment transactions related to in-kind purchases and sales for the period ended September 30, 2025 were as follows:
8. Income Tax Information and Distributions to Shareholders
The tax character of distributions for the Funds were as follows:
All Other U.S. Government
1
Purchases at
Cost
Sales or
Maturity
Proceeds
Purchases at
Cost
Sales or
Maturity
Proceeds
DoubleLine Opportunistic Core Bond ETF $ 275,083,085 $ 122,813,640 $ 18,153,265 $ 38,362,818
DoubleLine Shiller CAPE® U.S. Equities ETF $ 959,672,082 $ 865,234,168 $ — $ —
DoubleLine Commercial Real Estate ETF $ 271,560,634 $ 167,712,818 $ — $ —
DoubleLine Mortgage ETF $ 1,309,597,237 $ 1,118,935,598 $ — $ —
DoubleLine Commodity Strategy ETF (Consolidated) $ 3,900,000 $ 3,800,000 $ — $ —
DoubleLine Fortune 500 Equal Weight ETF $ 2,569,250 $ 2,821,443 $ — $ —
DoubleLine Multi-Sector Income ETF $ 63,262,212 $ 17,987,998 $ — $ —
DoubleLine Asset-Backed Securities ETF $ 87,280,425 $ 15,350,052 $ — $ —
1
U.S. Government transactions are defined as those involving long-term U.S. Treasury bills, bonds and notes.
Purchases at
Cost
Sales or
Maturity
Proceeds
Net
Realized Gains (Losses)
DoubleLine Opportunistic Core Bond ETF $ 84,261,274 $ 4,540,785 $ 72,178
DoubleLine Shiller CAPE® U.S. Equities ETF $ 7,641,425 $ 214,044,572 $ 22,359,665
DoubleLine Commercial Real Estate ETF $ — $ 1,687,563 $ 54,599
DoubleLine Mortgage ETF $ 9,106,287 $ — $ —
DoubleLine Commodity Strategy ETF (Consolidated) $ — $ — $ —
DoubleLine Fortune 500 Equal Weight ETF $ 10,316,516 $ 8,314,708 $ 1,857,778
DoubleLine Multi-Sector Income ETF $ 6,816,629 $ — $ —
DoubleLine Asset-Backed Securities ETF $ — $ — $ —
Period Ended
September 30,
2025
Period Ended
September 30,
2024
Ordinary Income Ordinary Income
DoubleLine Opportunistic Core Bond ETF $ 20,563,092 $ 12,870,129
DoubleLine Shiller CAPE® U.S. Equities ETF $ 4,529,438 $ 4,281,828
DoubleLine Commercial Real Estate ETF $ 12,973,259 $ 6,195,606
DoubleLine Mortgage ETF $ 19,959,697 $ 11,424,544
DoubleLine Commodity Strategy ETF (Consolidated) $ 357,427 $ –
DoubleLine Fortune 500 Equal Weight ETF $ 233,439 $ 94,471
DoubleLine Multi-Sector Income ETF $ 1,626,295 $ –
DoubleLine Asset-Backed Securities ETF $ 1,214,194 $ –

Notes to Financial Statements
(Cont.)
September 30, 2025
Annual Financial Statements and Other Information
|
September 30, 2025

The cost basis of investments for federal income tax purposes as of September 30, 2025  was as follows:
As of September 30, 2025 the components of accumulated earnings (losses) for income tax purposes were as follows:
For the tax period ended September 30, 2025, the following Funds had available capital loss carryforwards to offset future net capital gains to the extent provided by regulations and utilized capital loss carryforwards to offset net capital gains.
DoubleLine
Opportunistic Core
Bond ETF
DoubleLine Shiller
CAPE® U.S. Equities
ETF
DoubleLine
Commercial Real
Estate ETF
DoubleLine
Mortgage ETF
DoubleLine
Commodity Strategy
ETF (Consolidated)
Tax Cost of Investments $ 553,587,870 $ 312,037,251 $ 318,227,295 $ 561,505,122 $ 21,700,141
Gross Tax Unrealized Appreciation 8,781,241 35,358,615 3,855,242 8,447,121 2,219
Gross Tax Unrealized Depreciation (1,608,255) (16,835,996) (215,795) (1,878,034) (113,720)
Net Tax Unrealized Appreciation
(Depreciation) 7,172,986 18,522,619 3,639,447 6,569,087 (111,501)
DoubleLine Fortune
500 Equal Weight
ETF
DoubleLine Multi-
Sector Income ETF
DoubleLine Asset-
Backed Securities
ETF
Tax Cost of Investments $ 15,950,678 $ 54,541,941 $ 73,471,340
Gross Tax Unrealized Appreciation 1,935,404 648,656 792,636
Gross Tax Unrealized Depreciation (907,718) (84,427) (29,079)
Net Tax Unrealized Appreciation
(Depreciation) 1,027,686 564,229 763,557
DoubleLine
Opportunistic Core
Bond ETF
DoubleLine Shiller
CAPE® U.S. Equities
ETF
DoubleLine
Commercial Real
Estate ETF
DoubleLine
Mortgage ETF
DoubleLine
Commodity Strategy
ETF (Consolidated)
Net Tax Unrealized Appreciation
(Depreciation) $ 7,172,986 $ 18,522,619 $ 3,639,447 $ 6,569,087 $ (111,501)
Undistributed Ordinary Income 2,399,087 1,426,190 1,290,375 2,206,970 733,992
Undistributed Long Term Capital
Gains — — — — —
Total Distributable Earnings 2,399,087 1,426,190 1,290,375 2,206,970 733,992
Other Accumulated Gains (Losses) (4,365,586) — (21,128) (2,083,017) —
Total Accumulated Earnings (Losses) 5,206,487 19,948,809 4,908,694 6,693,040 622,491
DoubleLine Fortune
500 Equal Weight
ETF
DoubleLine Multi-
Sector Income ETF
DoubleLine Asset-
Backed Securities
ETF
Net Tax Unrealized Appreciation
(Depreciation) $ 1,027,686 $ 564,229 $ 763,557
Undistributed Ordinary Income 69,965 281,375 300,575
Undistributed Long Term Capital
Gains — — —
Total Distributable Earnings 69,965 281,375 300,575
Other Accumulated Gains (Losses) (414,340) (140,599) (60,085)
Total Accumulated Earnings (Losses) 683,311 705,005 1,004,047
Capital Loss
Carryforward
Utilized Capital
Loss
Carryforward Expires
DoubleLine Opportunistic Core Bond ETF $ (4,365,586) $ — Indefinite
DoubleLine Commercial Real Estate ETF $ (21,128) $ — Indefinite
DoubleLine Mortgage ETF $ (2,083,017) $ — Indefinite
DoubleLine Commodity Strategy ETF (Consolidated) $ — $ 94 Indefinite
DoubleLine Fortune 500 Equal Weight ETF $ (414,340) $ — Indefinite

Notes to Financial Statements
(Cont.)

DoubleLine ETF Trust
September 30, 2025
Additionally, US GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The permanent differences primarily relate to paydown losses, market discount, gain (loss) on in-kind redemptions, and utilization of earnings and profits distributed to shareholders on redemption of shares. For the period ended September 30, 2025, the following table shows the reclassifications made:
9. Remuneration Paid to Trustees, Officers and Others
Because the Advisers have agreed in the Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, the Advisers pay the compensation to each Trustee who is not considered to be an “interested person” (as defined in the 1940 Act) of the Trust for services to the Funds from the Advisers’ advisory fees. Certain Trustees and officers of the Funds are also officers of the Advisers; such Trustees and officers are not compensated by the Funds.
10. Additional Disclosures about Derivative Instruments
The following disclosures provide information on the Funds’ use of derivatives and certain related risks. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following tables.
The average volume of derivative activity for the period ended September 30, 2025 is as follows:
Futures Contracts. Futures contracts typically involve a contractual commitment to buy or sell a particular instrument or index unit at a specified price on a future date. Risks associated with the use of futures contracts include the potential for imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices determined by the relevant exchange.
Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash in accordance with the initial margin requirements of the broker or exchange. Such collateral is recorded in deposit at broker for futures in the Statements
Capital Loss
Carryforward
Utilized Capital
Loss
Carryforward Expires
DoubleLine Multi-Sector Income ETF $ (140,599) $ — Indefinite
DoubleLine Asset-Backed Securities ETF $ (60,085) $ — Indefinite
Undistributed
(Accumulated) Net
Investment Income
(Loss)
Accumulated Net
Realized Gain (Loss)
Paid In
Capital
DoubleLine Opportunistic Core Bond ETF $ 92,541 $ (164,651) $ 72,110
DoubleLine Shiller CAPE® U.S. Equities ETF $ (35,128) $ (52,350,878) $ 52,386,006
DoubleLine Commercial Real Estate ETF $ 15,456 $ (70,055) $ 54,599
DoubleLine Mortgage ETF $ 173,596 $ (173,596) $ —
DoubleLine Commodity Strategy ETF(Consolidated) $ (171,399) $ (910,787) $ 1,082,186
DoubleLine Fortune 500 Equal Weight ETF $ (659) $ (1,857,464) $ 1,858,123
DoubleLine Multi-Sector Income ETF $ 4,018 $ (4,018) $ —
DoubleLine Asset-Backed Securities ETF $ 25,923 $ (25,923) $ —
DoubleLine
Opportunistic Core
Bond ETF
DoubleLine
Mortgage ETF
DoubleLine
Commodity
Strategy ETF
(Consolidated)
Average Market Value
Futures Contracts - Long $ 290,155,655 $ 85,172,852 $ –
Futures Contracts - Short (64,755,453) (50,950,579) –
Average Notional Balance
Excess Return Swaps – – 21,816,667

Notes to Financial Statements
(Cont.)
September 30, 2025
Annual Financial Statements and Other Information
|
September 30, 2025

of Assets and Liabilities. Futures contracts are marked-to-market daily and an appropriate payment reflecting the change in value
(“variation margin”) is made or received by or for the accounts of the Funds. The variation margin is recorded on the Statements of Assets and Liabilities. Gains or losses are recognized but not considered realized until the contracts expire or are closed and are recorded in net realized gain (loss) on futures on the Statements of Operations. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.
Excess Return Swap Agreements. The Funds may enter into excess return swaps for investment purposes. Excess return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument. For example, the agreement to pay a predetermined or fixed interest rate in exchange for a market-linked return based on a notional amount. To the extent the total return of a referenced index or instrument exceeds the offsetting interest obligation, a Fund will receive a payment from the counterparty. To the extent it is less, a Fund will make a payment to the counterparty. The marked-to-market value less a financing rate, if any, is recorded in net unrealized appreciation (depreciation) on swaps on the Statements of Assets and Liabilities.
At termination or maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any, and is recorded in net realized gain (loss) on swaps on the Statements of Operations.
To the extent the marked-to- market value of an excess return swap appreciates to the benefit of a Fund and exceeds certain contractual thresholds, a Fund’s counterparty may be contractually required to provide collateral. If the marked-to-market value of an excess return swap depreciates in value to the benefit of a counterparty and exceeds certain contractual thresholds, a Fund would generally be required to provide collateral for the benefit of its counterparty. Assets provided by the Funds as collateral are reflected as a component of investments in unaffiliated securities at value on the Statements of Assets and Liabilities and are noted
on the Schedules of Investments. Assets provided to a Fund by a counterparty as collateral are not assets of the Fund and are not a component of a Fund’s NAV.
The effect of derivative instruments on the Statements of Assets and Liabilities for the period ended September 30, 2025 was as follows:
The effect of derivative instruments on the Statements of Operations for the period ended September 30, 2025 was as follows:
Derivatives not accounted for as hedging instruments
Statements of Assets and Liabilities Location
1
Commodity
Risk
Interest Rate
Risk Total
Unrealized Appreciation on: – – –
Futures – – –
DoubleLine Opportunistic Core Bond ETF $ – $ 579,941 $ 579,941
DoubleLine Mortgage ETF – 670,105 670,105
Swaps – – –
DoubleLine Commodity Strategy ETF (Consolidated) $ – $ – $ –
Unrealized Depreciation on:
Futures
DoubleLine Opportunistic Core Bond ETF $ – $ (101,107) $ (101,107)
DoubleLine Mortgage ETF – (897,711) (897,711)
Swaps
DoubleLine Commodity Strategy ETF (Consolidated) $ (113,720) $ – $ (113,720)
1
An exchange traded investment's value reflects the cumulative value. Only the current day's variation margin is reported on the Statements of Assets and
Liabilities.
Derivatives not accounted for as hedging instruments
Statements of Operations Location
Commodity
Risk
Interest Rate
Risk Total
Net Realized Gain (Loss) on: – – –
Futures – – –
DoubleLine Opportunistic Core Bond ETF $ – $ (2,577,520) $ (2,577,520)
DoubleLine Mortgage ETF – (1,559,501) (1,559,501)
Swaps – – –
DoubleLine Commodity Strategy ETF (Consolidated) $ 910,063 $ – $ 910,063
Net Change in Unrealized Appreciation (Depreciation) on: – – –
Futures – – –

Notes to Financial Statements
(Cont.)

DoubleLine ETF Trust
September 30, 2025
11. Offsetting Assets and Liabilities
Each Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements are intended to allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.
The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master
Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceed a specified threshold depending on the counterparty and the type of Master Netting Arrangement.
As of September 30, 2025, the Funds held the following derivative instruments that were subject to offsetting on the Statements of
Assets and Liabilities:
12. Bank Loans
The Funds may make loans directly to borrowers and may acquire or invest in loans made by others (“loans”). The Funds may acquire a loan interest directly by acting as a member of the original lending syndicate. Alternatively, the Funds may acquire some or all of the interest of a bank or other lending institution in a loan to a particular borrower by means of a novation, an assignment or a participation. The loans in which the Funds may invest include those that pay fixed rates of interest and those that pay floating
rates—i.e., rates that adjusted periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (SOFR) and secondarily, the prime rate offered by one or more major United States banks (the
Prime Rate). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. The Funds may purchase and sell interests in bank loans on a when-issued and delayed delivery basis, with payment delivery scheduled for a future date.
Securities purchased on a delayed delivery basis are marked-to-market daily and no income accrues to the Funds prior to the date the Funds actually take delivery of such securities. These transactions are subject to market fluctuations and are subject, among other risks, to the risk that the value at delivery may be more or less than the trade purchase price.
13. To-Be-Announced Securities
The Funds may invest in to-be-announced securities (“TBAs”). TBAs is a term that is generally used to describe forward-settling mortgage-backed securities. These TBAs are generally issued by U.S. Government Agencies or U.S. Government Sponsored Entities
such as Freddie Mac, Fannie Mae and Ginnie Mae. The actual mortgage-backed security that will be delivered to the buyer at the time TBAs trades are entered is not known, however, the terms of the acceptable pools of loans that will comprise the mortgage backed security are determined at the time the trade is entered into (coupon rate, maturity, credit quality, etc.). Investment in TBAs will generally increase the Fund’s exposure to interest rate risk and could also expose the Fund to counterparty default risk. In order to mitigate counterparty default risk, the Fund only enters TBAs with counterparties for which the risk of default is determined to be remote.
DoubleLine Opportunistic Core Bond ETF $ – $ 288,982 $ 288,982
DoubleLine Mortgage ETF – 56,130 56,130
Swaps – – –
DoubleLine Commodity Strategy ETF (Consolidated) $ 18,133 $ – $ 18,133
DoubleLine Commodity Strategy ETF (Consolidated)
Liabilities:
Gross
Amounts of
Gross Amounts
Offset in the
Statement of
Net Amounts
presented in the
Statement of
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Description
Recognized
Liabilities
Assets and
Liabilities
Assets and
Liabilities
Financial
Instruments
Cash Collateral
Pledged Net Amount
Swap contracts $ (113,720) $ — $ (113,720) $ — $ — $ (113,720)

Notes to Financial Statements
(Cont.)
September 30, 2025
Annual Financial Statements and Other Information
|
September 30, 2025

14. Recently Issued Accounting Pronouncements
In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09 (“ASU 2023-09”) Improvements to Income Tax
Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.
15. Principal Risks
Below are summaries of some, but not all, of the principal risks of investing in one or more of the Funds, each of which could adversely affect a Fund's NAV, yield and total return. Each risk listed below does not necessarily apply to each Fund, and you should read each Fund's prospectus carefully for a description of the principal risks associated with investing in a particular Fund. In addition to certain of the principal risks identified here, funds that operate as semi-transparent ETFs are subject to specific risks, as noted
below.
active management risk: the risk that the Fund will fail to meet its investment objective and that the Fund's investment performance will depend, at least in part, on how its assets are allocated and reallocated among asset classes, sectors, underlying funds and/or investments and that such allocation will focus on asset classes, sectors, underlying funds, and/
or investments that perform poorly or underperform other asset classes, sectors, underlying funds, and/or available investments. Any given investment strategy may fail to produce the intended results, and the Fund's portfolio may underperform other comparable funds because of portfolio management decisions related to, among other things, the selection of investments, portfolio construction, risk assessments, and/or the outlook on market trends and opportunities.
asset-backed securities investment risk: the risk that borrowers may default on the obligations that underlie the asset-
backed security and that, during periods of falling interest rates, asset-backed securities may be called or prepaid, which may result in a Fund having to reinvest proceeds in other investments at a lower interest rate, and the risk that the impairment of the value of the collateral underlying a security in which the Fund invests (due, for example, to non-payment of loans) will result in a reduction in the value of the security.
cash position risk: the risk that to the extent that the Fund holds assets in cash, cash equivalents, and other short-
term investments, the ability of the Fund to meet its objective may be limited. Cash equivalents and other short-term investments include short-term U.S. Treasury securities, commercial paper, repurchase agreements and money market funds.
collateralized debt obligations risk: the risks of an investment in a collateralized debt obligation (" CDO ") depend largely on the quality and type of the collateral and the tranche of the CDO in which a Fund invests. Normally, collateralized bond obligations, collateralized loan obligations and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be illiquid. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: ( i ) the possibility that distributions from collateral will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that a Fund may invest in CDOs that are subordinate to other classes of the issuer's securities; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
commodities risk: the risk that the value of the Fund’s shares may be affected by changes in the values of the Fund’s investment exposures to commodities or commodity-related instruments, which may be extremely volatile and difficult to value. The value of commodities and commodity-related instruments may be affected by, among other factors, market movements, commodity index volatility, changes in interest rates, or factors affecting supply, demand and/or other market fundamentals with respect to a particular sector, industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The Fund expects to have significant exposure to particular sectors through its commodities-related investments, including, for example, the energy, industrial metals, precious metals, and agricultural and livestock sectors and may be exposed to greater risk associated with events affecting those sectors.
commodity pool regulatory risk: The Fund’s investment exposure to instruments such as futures or swaps will cause it to be deemed to be a commodity pool, thereby subjecting the Fund to regulation under the Commodity Exchange Act
(“CEA”) and CFTC rules. The Adviser is registered as a commodity pool operator (“CPO”), and the Fund will be operated in accordance with applicable CFTC rules, as well as the regulatory scheme applicable to registered investment companies.
Registration as a CPO imposes additional compliance obligations on the Adviser and the Fund related to additional laws,

Notes to Financial Statements
(Cont.)

DoubleLine ETF Trust
September 30, 2025
regulations, and enforcement policies, which could increase compliance costs and may affect the operations and financial performance of the Fund. However, the Fund’s status as a commodity pool and the Adviser’s registration as a CPO are not expected to materially adversely affect the Fund’s ability to achieve its investment objective.
counterparty risk: the risk that the Fund will be subject to credit risk with respect to the counterparties to the derivative contracts and other instruments entered into by the Fund; that the Fund’s counterparty will be unable or unwilling to perform its obligations; that the Fund will be unable to enforce contractual remedies if its counterparty defaults; that if a counterparty (or an affiliate of a counterparty) becomes bankrupt, the Fund may experience significant delays in obtaining any recovery or may obtain limited or no recovery in a bankruptcy or other insolvency proceeding. To the extent that the Fund enters into multiple transactions with a single or a small set of counterparties, it will be subject to increased counterparty risk.
swap risk: The Fund expects to enter into swap transactions related to the Barclays Index with a single or a limited number of counterparties for the foreseeable future and, at the time of the Fund’s inception, the Fund expects to obtain exposure to the Barclays Index through swap transactions with a single counterparty. To the extent that the
Fund enters into multiple transactions with a single or a small set of counterparties, it will be subject to increased counterparty risk.
debt securities risks:
credit risk: the risk that an issuer, counterparty or other obligor to the Fund will fail to pay its obligations to the
Fund when they are due, which may reduce the Fund’s income and/or reduce, in whole or in part, the value of the
Fund’s investment. Actual or perceived changes in the financial condition of an obligor, changes in economic, social or political conditions that affect a particular type of security, instrument, or obligor, and changes in economic, social or political conditions generally can increase the risk of default by an obligor, which can affect a security’s or other instrument’s credit quality or value and an obligor’s ability to honor its obligations when due. The values of lower-quality debt securities (including debt securities commonly known as "high yield" securities or “junk bonds”), including floating rate loans, tend to be particularly sensitive to these changes. Certain debt securities in the lowest investment grade category also may be considered to possess some speculative characteristics by certain rating agencies. The values of securities or instruments also may decline for a number of other reasons that relate directly to the obligor, such as management performance, financial leverage, and reduced demand for the obligor’s goods and services, as well as the historical and prospective earnings of the obligor and the value of its assets.
extension risk: the risk that if interest rates rise, repayments of principal on certain debt securities, including, but not limited to, floating rate loans and mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.
interest rate risk: the risk that debt instruments will change in value because of changes in interest rates. The value of an instrument with a longer duration (whether positive or negative) will be more sensitive to changes in interest rates than a similar instrument with a shorter duration. Bonds and other debt instruments typically have a positive duration. The value of a debt instrument with positive duration will generally decline if interest rates increase.
Certain other investments, such as inverse floaters and certain derivative instruments, may have a negative duration.
The value of instruments with a negative duration will generally decline if interest rates decrease. Inverse floaters, interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments. The U.S.
government and the U.S. Federal Reserve, as well as certain foreign governments and central banks, have from time to time taken steps to support financial markets. The U.S. government and the U.S. Federal Reserve may, conversely, reduce market support activities, including by taking action intended to increase certain interest rates. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. Changes in government activities in this regard, such as changes in interest rate policy, can negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests. Further, in market environments where interest rates are rising, issuers may be less willing or able to make principal and interest payments on fixed-income investments when due.
prepayment risk: the risk that the issuer of a debt security, including floating rate loans and mortgage-related securities, repays all or a portion of the principal prior to the security's maturity. In times of declining interest rates, there is a greater likelihood that the Fund's higher yielding securities will be pre-paid with the Fund being unable

Notes to Financial Statements
(Cont.)
September 30, 2025
Annual Financial Statements and Other Information
|
September 30, 2025

to reinvest the proceeds in an investment with as great a yield. Prepayments can therefore result in lower yields to shareholders of a Fund.
defaulted securities risk:  the significant risk of the uncertainty of repayment of defaulted securities (e.g., a security on which a principal or interest payment is not made when due) and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or similar proceedings). Such investments entail high risk and have speculative characteristics.
derivatives risk: the risk that an investment in derivatives will not perform as anticipated by the Advisers, may not be available at the time or price desired, cannot be closed out at a favorable time or price, will increase the Fund’s transaction costs, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute for or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely or at all with that of the cash investment; that the positions may be improperly executed or constructed; that the Fund’s counterparty will be unable or unwilling to perform its obligations; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.
equity issuer risk: the risk that the market price of common stocks and other equity securities may go up or down, sometimes rapidly or unpredictably, including due to factors affecting equity securities markets generally, particular industries represented in those markets, or the issuer itself.
emerging market country risk: the risk that investing in emerging markets, as compared to foreign developed markets, increases the likelihood that the Fund will lose money, due to more limited information about the issuer and/or the security; higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems; fewer investor protections; less regulatory oversight; thinner trading markets; the possibility of currency blockages or transfer restrictions; an emerging market country’s dependence on revenue from particular commodities or international aid; and expropriation, nationalization or other adverse political or economic developments.
ETF related risks:
ActiveShares non-transparent structure risk: For CAPE Only: the Fund is an ETF that is subject to the risks described below. Additionally, because the ETF utilizes the ActiveShares
®
non-transparent ETF structure, it is subject to
additional or enhanced ETF-related risks. Unlike most actively managed ETFs, the Fund does not provide daily disclosure of its portfolio holdings. Instead, the Fund provides a verified intraday indicative value (“ VIIV ”), calculated and disseminated every second throughout the trading day. The VIIV is intended to provide investors with an intraday highly-correlated per share value of the Fund that can be compared to the current market price. The VIIV is designed to provide sufficient information to allow for an effective arbitrage mechanism that will keep the market price of the Fund’s shares trading at or close to the underlying net asset value ("NAV") per share of the Fund. Shares traded on an intraday basis on an exchange, however, will not have a fixed relationship to the previous day’s or the current day’s NAV. There is, however, a risk, which may increase during periods of market disruption or volatility, that market prices will vary significantly from the underlying NAV of the Fund. Similarly, because the Fund’s shares trade with reference to a published VIIV, they may trade at a wider bid/ask spread when compared to shares of ETFs that publish their portfolios on a daily basis, especially during periods of market disruption or volatility, and therefore, may cost investors more to trade. Although the Fund seeks to benefit from keeping its portfolio information secret, some market participants may attempt to use information, including the VIIV, to identify the Fund’s trading strategy and the securities held by the Fund, which if successful, could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the Fund and its shareholders. In the event of a system failure or other interruption, including disruptions involving a limited number of institutional investors (known as “ Authorized Participants "), unaffiliated broker-dealers with which such Authorized Participant has signed an agreement to establish a confidential account for the benefit of such Authorized Participant (an “ AP Representative ”), or market makers, orders to create or redeem Creation Units (as defined below) either may not be executed according to an Authorized Participant’s instructions or may not be executed at all, or an Authorized Participant may not be able to place or change orders. If such an event were to occur, the Fund’s shares may trade in the secondary market at a greater premium or discount to the Fund’s NAV, and investors may pay a greater bid/ask spread to purchase or sell the
Fund’s shares. In addition to risks related to operation of ETFs, the use of this structure exposes the Fund and Fund shareholders to additional risks.
authorized participant concentration risk: For Funds other than semi-transparent ETFs: as an ETF, the Fund issues and redeems shares on a continuous basis at NAV only in a large specified number of shares called a " Creation Unit ."

Notes to Financial Statements
(Cont.)

DoubleLine ETF Trust
September 30, 2025
Only Authorized Participants are authorized to purchase (or create) and redeem shares directly from the Fund. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, in either of these cases, Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting.
Authorized Participant and AP Representative concentration risk: For CAPE Only: As an ETF, the Fund issues and redeems shares on a continuous basis at NAV only in Creation Units. Only Authorized Participants are authorized to purchase (or create) and redeem shares directly from the Fund. Each of the Fund's Authorized Participants will engage in all creation and redemption activity through an AP Representative. The AP Representative will deliver or receive, on behalf of the Authorized Participant, all consideration to or from the Fund in a creation or redemption.
AP Representatives have knowledge of the composition of the Fund's portfolio holdings, and are restricted from disclosing such composition, including to the Authorized Participants. As a result of the Fund's use of the
ActiveShares
®
structure for non-transparent ETFs, there may be a more limited number of institutions that are willing to act as Authorized Participants or as AP Representatives.  During times of market stress, Authorized Participants may be more likely to step away from a non-transparent ETF than a traditional ETF. To the extent these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund, or are unavailable to purchase and sell securities in connection with creation and/or redemption orders, as applicable, and no other Authorized Participant or AP Representative agrees to create or redeem, or purchase or sell securities, as applicable, the arbitrage mechanism for keeping the market price of Fund shares trading at or close to the Fund’s per share NAV may be impaired, and Fund shares may trade at a premium or discount to NAV and possibly face trading halts and/or delisting. These risks may be more pronounced in volatile markets, particularly where there are significant redemptions in ETFs generally.
secondary market trading risk: as an ETF, shares of the Fund trade on an exchange, the NYSE Arca, Inc. (the
"Exchange"). The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. Any of these factors, among others, may lead to the Fund's shares trading at a premium or discount to NAV.
absence of active market: although the Fund's shares are currently listed for trading on the Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained by market makers or Authorized Participants. Authorized Participants are not obligated to execute purchase or redemption orders for Creation Units. In periods of market volatility, market makers and/or Authorized Participants may be less willing to transact in Fund shares. The absence of an active market for the Fund's shares may contribute to the
Fund's shares trading at a premium or discount to NAV.
early close/trading halt/delisting risk: trading in Fund shares may be halted due to market conditions or for other reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable. Additionally, an exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
The Fund must satisfy various standards established by the Exchange in order to ensure that Fund shares can continue to be listed for trading. There can be no assurance that the requirements of the Exchange necessary to
maintain the listing of the Fund will continue to be met.   For CAPE Only: trading in Fund shares may be halted
due to market conditions or for other reasons that, in the view of the Exchange, make trading in shares of a
Fund inadvisable. Additionally, an exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the
Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. If at any time securities representing 10% or more of the Fund’s portfolio become subject to a trading halt or otherwise do not have readily available market quotations, the Fund will request that the Exchange halt trading of the Fund’s shares. Further, if there is a discrepancy of sufficient magnitude between the value of the Fund’s portfolio securities as calculated by the Fund’s two calculation engines for
VIIV purposes, the Exchange will have the ability to halt trading of the Fund’s shares. During such trading halts, although the primary VIIV would continue to be calculated and disseminated, investors in the Fund’s shares will not be able to freely trade their shares. Additionally, the Fund must satisfy various other standards established by the Exchange in order to ensure that Fund shares can continue to be listed for trading. There can be no

Notes to Financial Statements
(Cont.)
September 30, 2025
Annual Financial Statements and Other Information
|
September 30, 2025

assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met.
trading in fund shares is subject to expenses: most Fund investors will buy and sell Fund shares on the
Exchange or on another secondary market. When buying or selling shares of the Fund, investors typically will pay brokerage commissions or other charges imposed by brokers as determined by that broker. In addition, secondary market investors will also incur the cost of the difference between the price that a buyer is willing to pay for shares (the "bid" price) and the price at which a seller is willing to sell shares (the "ask" price). This difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread."
fund shares may be sold short: shares of the Fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with short selling activity.
fund shares may trade at prices other than NAV : shares of the Fund trade on the Exchange at prices at, above or below the Fund’s most recent NAV. The NAV of the Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Fund’s shares fluctuates continuously throughout trading hours in response to relative supply of and demand for Fund shares on the Exchange and the underlying value of the Fund’s portfolio holdings or NAV. As a result, the trading prices of the Fund’s shares may deviate significantly from NAV during periods of market volatility, including during periods of high redemption requests or other unusual market conditions. Any of these factors, among others, may lead to the fund's shares trading at a premium or discount to NAV. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Fund shares may result in shares trading at a significant premium or discount to NAV and/or in a reduced liquidity of a shareholder’s investment. During such periods, shareholders may be unable to sell their shares, may pay significantly more than NAV when buying Fund shares, or may receive significantly less than NAV when selling
Fund shares. For CAPE Only: shares of the Fund trade on the Exchange at prices at, above or below the Fund’s most recent NAV. The NAV of the Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Fund’s shares will fluctuate, in some cases materially, throughout trading hours in response to changes in the Fund’s VIIV, the relative supply of and demand for Fund shares on the Exchange and the underlying value of the Fund’s portfolio holdings or NAV. As a result, the trading prices of the Fund’s shares may deviate significantly from NAV during periods of market volatility, including during periods of high redemption requests or other unusual market conditions. Any of these factors, among others, may lead to the fund's shares trading at a premium or discount to NAV. This risk may be greater for the Fund than for traditional ETFs that disclose their full portfolio holdings on a daily basis.
Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Fund shares may result in shares trading at a significant premium or discount to NAV and/or in a reduced liquidity of a shareholder’s investment. During such periods, shareholders may be unable to sell their shares, may pay significantly more than NAV when buying Fund shares, or may receive significantly less than NAV when selling Fund shares.
portfolio security trading risk: For CAPE Only : an exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain portfolio securities or financial instruments. In such circumstances, the Fund may be unable to engage in Fund portfolio transactions to rebalance its portfolio, may be unable to have its investments accurately priced for purposes of determining its VIIV, and may have difficulty calculating its NAV.
These events may result in losses to shareholders. Any extended trading halt in a portfolio security may exacerbate discrepancies between the VIIV and the underlying NAV of the Fund. If a portfolio security does not have readily available market quotations, e.g., if subject to an extended trading halt, that fact, along with the identity and weighting of that security in the Fund’s VIIV calculation, will be publicly disclosed on the Fund’s website. Trading halts of portfolio securities may have a greater impact on the Fund, as compared with traditional ETFs, due to less frequent dissemination of the Fund’s portfolio holdings.
financial services risk: the risk that an investment in issuers in the financial services sector or transactions with one or more counterparties in the financial services sector may be adversely affected by, among other things: ( i ) changes in governmental regulation, which may limit both the amounts and the types of loans and other financial commitments financial services companies can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain; (ii) fluctuations, including as a result of interest rate changes

Notes to Financial Statements
(Cont.)

DoubleLine ETF Trust
September 30, 2025
or increased competition, in the availability and cost of capital of funds on which the profitability of financial services companies is largely dependent; (iii) deterioration of the credit markets; (iv) credit losses resulting from financial difficulties of borrowers, especially when financial services companies are exposed to non-diversified or concentrated loan portfolios;
(v) financial losses associated with investment activities, especially when financial services companies are exposed to financial leverage; (vi) the risk that any financial services company experiences substantial declines in the valuations of its assets, takes action to raise capital, or ceases operations; (vii) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector; (viii) events leading to limited liquidity, defaults, non-performance or other adverse developments that affect financial institutions or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, leading to market-wide liquidity problems; and (ix) the interconnectedness or interdependence among financial services companies, including the risk that the financial distress or failure of one financial services company may materially and adversely affect a number of other financial services companies.
focused investment risk: the risk that a fund that invests a substantial portion of its assets in a particular market, industry, sector, group of industries or sectors, country, region, group of countries or asset class is, relative to a fund that invests in a more diverse investment portfolio, more susceptible to any single economic, market, political, regulatory or other occurrence. This is because, for example, issuers in a particular market, industry, region, sector or asset class may react similarly to specific economic, market, regulatory, political or other developments. The particular markets, industries, regions, sectors or asset classes in which the Fund may focus its investments may change over time and the Fund may alter its focus at inopportune times.
foreign currency risk:  the risk that fluctuations in exchange rates may adversely affect the value of a Fund’s investments denominated in foreign currencies.
foreign investing risk: the risk that investments in foreign securities or in issuers with significant exposure to foreign markets, as compared to investments in U.S. securities or in issuers with predominantly domestic market exposure, may be more vulnerable to economic, political, and social instability and subject to less government supervision, less protective custody practices, lack of transparency, inadequate regulatory and accounting standards, delayed or infrequent settlement of transactions, and non-U.S. taxes. If a Fund buys securities denominated in a foreign currency, receives income in foreign currencies, or holds foreign currencies from time to time, the value of the Fund’s assets, as measured in U.S. dollars, can be affected unfavorably by changes in exchange rates relative to the U.S. dollar or other foreign currencies. Foreign markets are also subject to the risk that a foreign government could restrict foreign exchange transactions or otherwise implement unfavorable currency regulations. In addition, foreign securities may be subject to currency exchange rates or regulations, the imposition of economic sanctions, tariffs or other government restrictions, higher transaction and other costs, reduced liquidity, and delays in settlement.
high yield risk:  the risk that debt instruments rated below investment grade or debt instruments that are unrated and of comparable or lesser quality are predominantly speculative. These instruments, commonly known as "junk bonds," have a higher degree of default risk and may be less liquid than higher-rated bonds. These instruments may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of high yield investments generally, and less secondary market liquidity.
index risk:
For CAPE Only:  although the Adviser has licensed from the Index’s sponsor the right to use the Index as part of implementing the Fund’s principal investment strategies, there can be no guarantee that the Index will be maintained indefinitely or that the Fund will be able to continue to utilize the Index to implement the Fund’s principal investment strategies indefinitely. If the sponsor of the Index ceases to maintain the Index, the Fund no longer has the ability to utilize the Index to implement its principal investment strategies, or other circumstances exist that the Adviser or the Fund’s
Board of Trustees concludes substantially limit the Fund’s ability to create cost-effective synthetic investment exposure to the Index, the Adviser or the Fund’s Board of Trustees may substitute the Index with another index that it chooses in its sole discretion. There can be no assurance that any substitute index so selected will be similar to the Index or will perform in a manner similar to the Index. Unavailability of the Index could affect adversely the ability of the Fund to achieve its investment objective.
For DCMT only: the risk that the portion of the Fund invested in instruments based on an index or basket of commodities or that use an index or basket of commodities as the reference asset may not match or may underperform the return of the index or basket for a number of reasons, including, for example, ( i ) the performance of derivatives related to an index or basket in which the Fund invests may not correlate with the performance of the index or basket and/or may

Notes to Financial Statements
(Cont.)
September 30, 2025
Annual Financial Statements and Other Information
|
September 30, 2025

underperform the index or basket due to transaction costs, fees, or other aspects of the transaction’s pricing; (ii) the Fund may not be able to find counterparties willing to enter into derivative instruments whose returns are based on the return of the index or basket, or the Fund may be unable to find parties who are willing to do so at an acceptable cost or level of risk to the Fund; and (iii) errors may arise in carrying out an index’s methodology, or an index provider may incorrectly report information concerning the index. There can be no guarantee that any index, including the Barclays Index, will be maintained indefinitely or that the Fund will be able to continue to utilize a specific index to implement the Fund’s principal investment strategies indefinitely.
Although the Adviser has licensed the right to use the Barclays Index as part of implementing the Fund’s principal investment strategies, there can be no guarantee that the Barclays will maintain it indefinitely, that the Fund will use the
Barclays Index to implement its principal investment strategies, or that other circumstances will not prevent the Fund from obtaining cost-effective synthetic investment exposure to the Barclays Index. In those or similar conditions, the Adviser or the Fund’s Board of Trustees may, in its sole discretion and without advance notice to shareholders, license or select another index or basket of commodities to use in implementing the Fund’s principal investment strategies. There can be no assurance that any substitute index or basket so selected will be similar to the Barclays Index or will perform in a manner similar to the Barclays Index. Unavailability of the Barclays Index could affect adversely the ability of the Fund to achieve its investment objective.
The Barclays Index consists of futures contracts that were selected, in part, on the basis of their historical backwardation in relation to the spot price for the underlying commodity and on carry characteristics, seasonality, momentum, and fundamentals. Any investment exposure tied or related to the Barclays Index is subject to, among other things, the risk that the historical behavior of the futures contracts comprising the Barclays Index may not continue as expected and that the prices of the futures contracts held by the Fund may depreciate.
For DFVE Only:  the risk that the Fund may underperform the return of the Underlying Index for a number of reasons, including, for example, ( i ) the performance of investments or derivatives related to the Underlying Index may not correlate with the Underlying Index and/or may underperform the Index due to transaction costs, fees, or other aspects of the transaction’s pricing; (ii) the Fund may not be able to find counterparties willing to enter into derivative instruments whose returns are based on the return of the Underlying Index or find parties who are willing to do so at an acceptable cost or level of risk to the Fund; and (iii) errors may arise in carrying out the Underlying Index’s methodology, or the Index Provider may incorrectly report information concerning the Index.
Although the Adviser has licensed from the Index Provider the right to use the Underlying Index as part of implementing the Fund’s principal investment strategies, there can be no guarantee that the Underlying Index will be maintained indefinitely or that the Fund will be able to continue to utilize the Underlying Index to implement the Fund’s principal investment strategies indefinitely. If the Index Provider ceases to maintain the Underlying Index, the Fund no longer has the ability to utilize the Underlying Index to implement its principal investment strategies, or other circumstances exist that the Adviser or the Fund’s Board of Trustees concludes substantially limit the Fund’s ability to gain investment exposure to the Underlying Index, the Adviser or the Fund’s Board of Trustees may substitute the Underlying Index with another index that it chooses in its sole discretion and upon 60 days’ prior written notice to shareholders. There can be no assurance that any substitute index so selected will be similar to the Underlying Index or will perform in a manner similar to the Index.
Unavailability of the Underlying Index could affect adversely the ability of the Fund to achieve its investment objective.
index provider risk: the risk that the Index Provider may delay or add a rebalance date, which may adversely impact the performance of the Fund and its correlation to the Underlying Index. In addition, there is no guarantee that the methodology used by the Index Provider to identify constituents for the Underlying Index will achieve its intended result or positive performance. The Underlying Index relies on various sources of information to assess the potential constituents of the Underlying index, including information that may be based on assumptions or estimates. There is no assurance that the sources of the information are reliable, and the Adviser does not assess the due diligence conducted by the Index
Provider with respect to the data it uses or the index construction and computation processes. Errors in Underlying Index data, computations, or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and/or corrected for a period of time or at all, which may have an adverse impact on the
Fund.
industry concentration risk: the risk that, in following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the Fund

Notes to Financial Statements
(Cont.)

DoubleLine ETF Trust
September 30, 2025
will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, the Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events;
obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
inflation-indexed bond risk: the risk that such bonds will change in value in response to actual or anticipated changes in inflation rates in a manner unanticipated by a Fund's portfolio management team or investors generally. Inflation-indexed bonds are subject to debt securities risks.
investment company and exchange-traded fund risk: the risk that an investment company or other pooled investment vehicle, including any ETFs or money market funds, in which the Fund invests will not achieve its investment objective or execute its investment strategies effectively or that significant purchase or redemption activity by shareholders of such an investment company might negatively affect the value of its shares. The Fund must pay its pro rata portion of an investment company’s fees and expenses. To the extent the Advisers determine to invest Fund assets in other investment companies, the Advisers will have an incentive to invest in other investment vehicles sponsored or advised by the Advisers or a related party of the Advisers over investment companies sponsored or managed by others and to maintain such investments once made due to its own financial interest in those products and other business considerations.
large capitalization risk: the risk that investing substantially in issuers in one market capitalization category (large, medium, or small) may adversely affect the Fund because of unfavorable market conditions particularly to that category of issuers, such as larger, more established companies being unable to respond quickly to new competitive challenges or attain the high growth rates of successful smaller companies, or, conversely, stocks of smaller companies being more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources, fewer experienced managers and there typically being less publicly available information about small capitalization companies.
The Fund expects to have exposure particularly to larger capitalization issuers through its exposure to the Underlying Index.
large transaction risk: the risk that certain account holders, including the Advisers or funds or accounts over which the
Advisers (or related parties of the Advisers) have investment discretion, may from time to time own or control a significant percentage of the Fund’s shares. The Fund is subject to the risk that a redemption by those shareholders of all or a portion of their Fund shares, including as a result of an asset allocation decision made by the Advisers (or related parties of the
Advisers), will adversely affect the Fund’s performance if it is forced to sell portfolio securities or invest cash when the
Advisers would not otherwise choose to do so. In addition, a large number of shareholders collectively may purchase or sell
Fund shares in large amounts rapidly or unexpectedly. Redemptions of a large number of shares may affect the liquidity of the Fund’s portfolio, increase the Fund’s transaction costs, and accelerate the realization of taxable income and/or gains to shareholders. Shareholder redemptions can only be effected in Creation Units.
leveraging risk: the risk that certain investments by a Fund involving leverage may have the effect of increasing the volatility of the value of the Fund's portfolio, and the risk of loss in excess of invested capital.
limited operating history risk: the risk that a Fund that has recently been formed has a limited operating history to evaluate. The Fund may not attract sufficient assets to achieve or maximize investment and operational efficiencies and remain viable. If the Fund fails to achieve sufficient scale, it may be liquidated.
liquidity risk: the risk that the Fund may be unable to sell a portfolio investment at a desirable time or at the value the Fund has placed on the investment. Illiquidity may be the result of, for example, low trading volume, lack of a market maker, or contractual or legal restrictions that limit or prevent the Fund from selling securities or closing derivative positions. During periods of substantial market disruption, a large portion of the Fund’s assets could potentially experience significant levels of illiquidity. The values of illiquid investments are often more volatile than the values of more liquid investments. It may be more difficult for the Fund to determine a fair value of an illiquid investment than that of a more liquid comparable investment.
loan risk: the risk that ( i ) if the Fund holds a loan through another financial intermediary, or relies on a financial intermediary to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial intermediary; (ii) any collateral securing a loan may be insufficient or unavailable to the Fund, because, for example, the value of the collateral securing a loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate, and the Fund's rights to collateral may be limited by bankruptcy or insolvency laws; (iii) investments

Notes to Financial Statements
(Cont.)
September 30, 2025
Annual Financial Statements and Other Information
|
September 30, 2025

in highly leveraged loans or loans of stressed, distressed, or defaulted issuers may be subject to significant credit and liquidity risk; (iv) a bankruptcy or other court proceeding could delay or limit the ability of the Fund to collect the principal and interest payments on that borrower's loans or adversely affect the Fund's rights in collateral relating to a loan; (v) there may be limited public information available regarding the loan and the relevant borrower(s); (vi) the use of a particular interest rate benchmark, may limit the Fund’s ability to achieve a net return to shareholders that consistently approximates the average published Prime Rate of U.S. banks; (vii) the prices of certain floating rate loans that include a feature that prevents their interest rates from adjusting if market interest rates are below a specified minimum level may appreciate less than other instruments in response to changes in interest rates should interest rates rise but remain below the applicable minimum level; (viii) if a borrower fails to comply with various restrictive covenants that may be found in loan agreements, the borrower may default in payment of the loan; (ix) if the Fund invests in loans that contain fewer or less restrictive constraints on the borrower than certain other types of loans (“covenant-lite” loans), it may have fewer rights against the borrowers of such loans, including fewer protections against the possibility of default and fewer remedies in the event of default; (x) the loan is unsecured; (xi) there is a limited secondary market; (xii) transactions in loans may settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale, which may result in sale proceeds related to the sale of loans not being available to make additional investments or to meet the Fund’s redemption obligations until potentially a substantial period after the sale of the loans; and (xiii) loans may be difficult to value and may be illiquid, which may adversely affect an investment in the Fund. The Fund may invest in loans directly or indirectly by investing in shares of another investment company and in either case will be subject to the risks described above.
market capitalization risk: For CAPE Only:  the risk that investing substantially in issuers in one market capitalization category (large, medium or small) may adversely affect the Fund because of unfavorable market conditions particular to that category of issuers, such as larger, more established companies being unable to respond quickly to new competitive challenges or attain the high growth rates of successful smaller companies, or, conversely, stocks of smaller companies being more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources, fewer experienced managers and there typically being less publicly available information about small capitalization companies.
market risk: the risk that markets will perform poorly or that the returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of investments. Markets may, in response to governmental actions or intervention or general market conditions, including real or perceived adverse political, economic or market conditions, tariffs and trade disruptions, inflation, recession, changes in interest or currency rates, lack of liquidity in the bond markets or adverse investor sentiment, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, which may only occur in Creation Units. To satisfy such redemptions, the Fund may have to sell securities at times when the Fund would otherwise not do so, and potentially at unfavorable prices. Certain securities may be difficult to value during such periods. Market risk involves the risk that the value of the Fund’s investment portfolio will change, potentially frequently and in large amounts, as the prices of its investments go up or down. During periods of severe market stress, it is possible that the market for some or all of the Fund’s investments may become highly illiquid. The U.S. government and the U.S. Federal Reserve, as well as certain foreign governments and central banks, have from time to time taken steps to support financial markets.  The U.S. government and the U.S. Federal Reserve may, conversely, reduce market support activities, including by taking action intended to increase certain interest rates.  This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.  Changes in government activities in this regard, such as changes in interest rate policy, can negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests.
models and data risk:  the risk that the quantitative models or related data used in managing the Fund fail to identify profitable opportunities. In addition, failures to properly gather, organize, and analyze large amounts of data or errors in a model or data, or in the application of such models, may result in, among other things, execution and investment allocation failures and investment losses. For example, the models may incorrectly identify opportunities or data used in the construction and application of models may prove to be inaccurate or stale, which may result in misidentified opportunities that may lead to substantial losses for the Fund. A given model may be more effective with certain instruments or strategies than others, and there can be no assurance that any model can identify and incorporate all factors that will affect an investment’s price or performance.
mortgage-backed securities risk:  the risk that borrowers may default on their mortgage obligations or the guarantees underlying the mortgage-backed securities will default or otherwise fail and that, during periods of falling interest rates,

Notes to Financial Statements
(Cont.)

DoubleLine ETF Trust
September 30, 2025
mortgage-backed securities will be called or prepaid, which may result in a Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of a mortgage-backed security may extend, which may lock in a below-market interest rate, increase the security's duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults. The values of certain types of mortgage-backed securities, such as inverse floaters and interest-only and principal-only securities, may be extremely sensitive to changes in interest rates and prepayment rates. A Fund may invest in mortgage-backed securities that are subordinate in their right to receive payment of interest and repayment of principal to other classes of the issuer's securities.
non-correlation risk: the risk that the Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.
non-diversification risk: the risk that, because a relatively higher percentage of the Fund's assets may be invested in a limited number of issuers, the Fund may be more susceptible to any single economic, political, or regulatory occurrence than a diversified fund investing in a broader range of issuers. A decline in the market value of one of the Fund's investments may affect the Fund's value more than if the Fund were a diversified fund. However, the Fund intends to satisfy the asset diversification requirements for qualification as a regulated investment company under Subchapter M of the Internal Revenue Code.
operational and information security risks:  an investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The rapid development and increasingly widespread use of artificial intelligence in the financial services industry, including machine learning technology and generative artificial intelligence such as ChatGPT, could exacerbate these risks. The occurrence of any of these failures, errors or breaches could result in investment losses to a Fund, a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While the Funds seek to minimize such events through controls and oversight, there may still be failures that could cause losses to a Fund.
passive investing risk: Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.
Additionally, the Fund rebalances its portfolio in accordance with the Underlying Index, and, therefore, any changes to the
Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.
portfolio turnover risk: the risk that frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in larger distributions of taxable capital gains to investors as compared to a fund that trades less frequently.
real estate sector risk: the risk that real estate-related investments may decline in value as a result of factors affecting the real estate sector, such as the supply of real property in certain markets, changes in zoning laws, delays in completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, and local, regional and general market conditions. Along with the risks common to different types of real estate-related investments, real estate investment trusts (“ REITs ”), no matter the type, involve additional risk factors, including poor performance by the REIT’s manager, adverse changes to the tax laws, and the possible failure by the REIT to qualify for the favorable tax treatment available to REITs under the Internal Revenue Code or the exemption from registration under the 1940 Act. REITs are not diversified and are heavily dependent on cash flow earned on the property interests they hold.
real estate sector and commercial real estate markets risk:  the risk that commercial real estate-related investments may decline in value as a result of factors affecting the real estate sector (and, in particular, the commercial real estate markets), such as the supply of real property in certain markets, changes in zoning laws, delays in completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, and local, regional, and general market conditions. Commercial real estate loans are secured by commercial property and are subject to the risks of delinquency and foreclosure. The ability of a borrower to repay a loan secured by an income-producing property typically is dependent primarily on the successful operation of such property. If a borrower’s net operating income is reduced due to changing national, regional or local economic conditions, changes in business demand, social unrest and civil disturbances, political unrest, global health crises, or other reasons, then the borrower’s ability to repay the loan may be impaired. Tenant

Notes to Financial Statements
(Cont.)
September 30, 2025
Annual Financial Statements and Other Information
|
September 30, 2025

mix, success of tenant businesses, property management decisions, property location and conditions, competition from comparable properties, changes in laws that increase operating expenses or limit rents that may be charged, the need to address environmental issues associated with a property, declines in real estate values, increases in interest rates or taxes, and increase in regulatory and compliance costs can all negatively affect returns on investments in commercial real estate.
restricted securities risk: the risk that a Fund may be prevented or limited by law or the terms of an agreement from selling a security (a " restricted security "). To the extent that a Fund is permitted to sell a restricted security, there can be no assurance that a trading market will exist at any particular time, and a Fund may be unable to dispose of the security promptly at reasonable prices or at all. A Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the values of restricted securities may have significant volatility.
securities lending risk: if the Fund lends securities, and the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, there is a risk that the securities will not be available to the Fund on a timely basis. If a borrower defaults and the Fund is not able to recover the securities loaned, the Fund and, indirectly, its shareholders will bear loss to the extent the value of the collateral sold is not equal to the market value of the loaned securities. Loans are secured by collateral consisting of cash or short-term debt obligations and the Fund may invest the cash collateral received (in money market investments or money market funds) and the Fund and its shareholders bears the risk of loss on such reinvestment, including the risk of total loss of such collateral. In addition, as with other extensions of credit, there is the risk of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. While securities are loaned out by the Fund, the Fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income.
These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 50%
dividends received deduction for corporations. The costs associated with the Fund’s securities lending activities are not shown in the Fund’s fee table. Engaging in securities lending could have a leveraging effect, which may intensify the other risks associated with investments in the Fund.
securities or sector selection risk: the risk that the securities held by the Fund will underperform securities held in other funds investing in similar asset classes or comparable benchmarks because of the portfolio managers’ choice of securities or sectors for investment. To the extent the Fund allocates a higher percentage of its investment portfolio to a particular sector or related sectors, the Fund will be more susceptible to events or factors affecting companies in that sector or related sectors. For example, the values of securities of companies in the same or related sectors may be negatively affected by the common characteristics they share, the common business risks to which they are subject, common regulatory burdens, or regulatory changes that affect them similarly. Such characteristics, risks, burdens or changes include, but are not limited to, changes in governmental regulation, inflation or deflation, rising or falling interest rates, competition from new entrants, and other economic, market, political or other developments specific to that sector or related sectors.
structured products and structured notes risk:  the risk that an investment in a structured product, which includes, among other things, CDOs, mortgage-backed securities, other types of asset-backed securities and certain types of structured notes, may decline in value due to changes in the underlying instruments, indexes, interest rates or other factors on which the product is based (“ reference measure ”). Depending on the reference measure used and the use of multipliers or deflators (if any), changes in interest rates and movement of the reference measure may cause significant price and cash flow fluctuations. Application of a multiplier is comparable to the use of financial leverage, a speculative technique. Holders of structured products indirectly bear risks associated with the reference measure, are subject to counterparty risk and typically do not have direct rights against the reference measure. Structured products are generally privately offered and sold, and thus, are not registered under the securities laws and may be thinly traded or have a limited trading market and may have the effect of increasing the Fund’s illiquidity, reducing the Fund’s income and the value of the investment. At a particular point in time, the Fund may be unable to find qualified buyers for these securities. Investments in structured notes involve risks including interest rate risk, credit risk and market risk.
tax risk: in order to qualify as a regulated investment company under the Internal Revenue Code, the Fund must meet requirements regarding, among other things, the source of its income. Certain investments in commodity-related derivatives do not give rise to qualifying income for this purpose, and it is possible that certain investments in other commodity-related instruments, ETFs and other investment pools will not give rise to qualifying income. Any income the
Fund derives from investments in instruments that do not generate qualifying income must be limited to a maximum of
10% of the Fund’s annual gross income. If the Fund were to earn non qualifying income in excess of 10% of its annual gross income, it could fail to qualify as a regulated investment company for that year. If the Fund were to fail to qualify as a

Notes to Financial Statements
(Cont.)

DoubleLine ETF Trust
September 30, 2025
regulated investment company, the Fund would be subject to tax and shareholders of the Fund would be subject to the risk of diminished returns.
U.S. government securities risk: the risk that debt securities issued or guaranteed by certain U.S. government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. government, and so investments in their securities or obligations issued by them involve credit risk greater than investments in other types of
U.S. government securities.
valuation risk: the risk that a Fund will not value its investments in a manner that accurately reflects their market values or that the Fund will not be able to sell any investment at a price equal to the valuation ascribed to that investment for purposes of calculating the Fund's NAV. The valuation of a Fund's investments involves subjective judgment. Certain securities in which the Fund may invest may be more difficult to value accurately, especially during periods of market disruptions or extreme market volatility. Incorrect valuations of the Fund's portfolio holdings could result in the Fund's shareholder transactions being effected at a NAV that does not accurately reflect the underlying value of the Fund's portfolio, resulting in the dilution of shareholder interests.
16. Subsequent Events
In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Funds have determined there are no subsequent events that would need to be disclosed in the Funds' financial statements.

Annual Report
|
September 30, 2025

Report of Independent Registered Public Accounting Firm
September 30, 2025
The Board of Trustees and Shareholders of DoubleLine ETF Trust:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of DoubleLine ETF Trust (the “Trust”) comprising the
DoubleLine Opportunistic Core Bond ETF, DoubleLine Shiller CAPE
®
U.S. Equities ETF, DoubleLine Commercial Real Estate ETF,
DoubleLine Mortgage ETF, DoubleLine Fortune 500 Equal Weight ETF, DoubleLine Multi-Sector Income ETF, and DoubleLine Asset-
Backed Securities ETF, including the schedules of investments, as of September 30, 2025; the related statements of operations, changes in net assets, and the financial highlights for the periods as indicated in the table below for DoubleLine Opportunistic Core
Bond ETF, DoubleLine Shiller CAPE
®
U.S. Equities ETF, DoubleLine Commercial Real Estate ETF, DoubleLine Mortgage ETF, DoubleLine
Fortune 500 Equal Weight ETF, DoubleLine Multi-Sector Income ETF, and DoubleLine Asset-Backed Securities ETF; and the related notes. Additionally, we have audited the consolidated statement of assets and liabilities of DoubleLine Commodity Strategy ETF, which is also a series of DoubleLine ETF Trust, including the consolidated schedule of investments as of September 30, 2025;
the related consolidated statement of operations, consolidated statements of changes in net assets, and consolidated financial highlights, as indicated in the table below for DoubleLine Commodity Strategy ETF; and the related notes (collectively referred to as the “financial statements and financial highlights”).
In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the funds constituting DoubleLine ETF Trust as of September 30, 2025, and related statements of operations, changes in net assets, and the financial highlights for the periods indicated in the table below in conformity with accounting principles generally accepted in the United States of America.
Individual Fund
Comprising the DoubleLine ETF Trust
Statement of
Operations
Statements of
Changes in Net
Assets
Financial Highlights
DoubleLine Opportunistic Core Bond ETF For the year ended
September 30, 2025.
For the years ended
September 30, 2025 and
2024.
For the years ended
September 30, 2025,
2024, 2023, and the
period from March 31,
2022 (commencement
of operations) through
September 30, 2022.
DoubleLine Shiller CAPE® U.S. Equities ETF For the year ended
September 30, 2025.
For the years ended
September 30, 2025 and
2024.
For the years ended
September 30, 2025,
2024, 2023, and the
period from March 31,
2022 (commencement
of operations) through
September 30, 2022.
DoubleLine Commercial Real Estate ETF For the year ended
September 30, 2025.
For the years ended
September 30, 2025 and
2024.
For the years ended
September 30, 2025, 2024,
and the period from March
31, 2023 (commencement
of operations) through
September 30, 2023.
DoubleLine Mortgage ETF For the year ended
September 30, 2025 .
For the years ended
September 30, 2025 and
2024.
For the years ended
September 30, 2025, 2024,
and the period from March
31, 2023 (commencement
of operations) through
September 30, 2023.
DoubleLine Commodity Strategy ETF For the year ended
September 30, 2025.
For the year ended
September 30, 2025 and
the period from January
31, 2024 (commencement
of operations) through
September 30, 2024.
For the year ended
September 30, 2025 and
the period from January
31, 2024 (commencement
of operations) through
September, 2024.

Report of Independent Registered Public Accounting Firm
(Cont.)

DoubleLine ETF Trust
September 30, 2025
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Trust’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of September 30, 2025, by correspondence with the custodian, agent banks, transfer agent, and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Costa Mesa, California
November 20, 2025
We have served as the auditor of one or more affiliated investment companies of DoubleLine Funds investment companies since
2013.
DoubleLine Fortune 500 Equal Weight ETF For the year ended
September 30, 2025.
For the year ended
September 30, 2025 and
the period from January
31, 2024 (commencement
of operations) through
September 30, 2024.
For the year ended
September 30, 2025 and
the period from January
31, 2024 (commencement
of operations) through
September, 2024.
DoubleLine Multi-Sector Income ETF For the period from
November 29, 2024
(commencement of
operations) through
September 30, 2025.
For the period from
November 29, 2024
(commencement of
operations) through
September 30, 2025.
For the period from
November 29, 2024
(commencement of
operations) through
September 30, 2025.
DoubleLine Asset Backed Securities ETF For the period from February
28, 2025 (commencement
of operations) through
September 30, 2025.
For the period from February
28, 2025 (commencement
of operations) through
September 30, 2025.
For the period from February
28, 2025 (commencement
of operations) through
September 30, 2025.

Semiannual Report
|
September 30, 2025

Federal Tax Information
(Unaudited)
September 30, 2025
For the year ended September 30, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 15% (20%
for taxpayers with taxable income greater than $533,400 for single individuals and $600,050 for married couples filing jointly), as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and The Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:
For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended September 30, 2025 was as follows:
The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal
Revenue Section 871(k)(2)(c) for the year ended September 30, 2025 for each Fund was as follows:
The percentage of taxable ordinary income distributions that are designated as interest related dividends under Internal Revenue
Section 871(k)(1)(c) for the year ended  September 30, 2025 for each Fund was as follows:
Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds.
Qualified Dividend Income
DoubleLine Opportunistic Core Bond ETF 0.00%
DoubleLine Shiller CAPE® U.S. Equities ETF 82.57%
DoubleLine Commercial Real Estate ETF 0.00%
DoubleLine Mortgage ETF 0.00%
DoubleLine Commodity Strategy ETF (Consolidated) 0.00%
DoubleLine Fortune 500 Equal Weight ETF 100.00%
DoubleLine Multi-Sector Income ETF 0.00%
DoubleLine Asset-Backed Securities ETF 0.00%
Dividends Received Deduction
DoubleLine Opportunistic Core Bond ETF 0.00%
DoubleLine Shiller CAPE® U.S. Equities ETF 79.40%
DoubleLine Commercial Real Estate ETF 0.00%
DoubleLine Mortgage ETF 0.00%
DoubleLine Commodity Strategy ETF (Consolidated) 0.00%
DoubleLine Fortune 500 Equal Weight ETF 100.00%
DoubleLine Multi-Sector Income ETF 0.00%
DoubleLine Asset-Backed Securities ETF 0.00%
Qualified Short-Term Gains
DoubleLine Opportunistic Core Bond ETF 0.00%
DoubleLine Shiller CAPE® U.S. Equities ETF 0.00%
DoubleLine Commercial Real Estate ETF 100.00%
DoubleLine Mortgage ETF 0.00%
DoubleLine Commodity Strategy ETF (Consolidated) 0.00%
DoubleLine Fortune 500 Equal Weight ETF 0.00%
DoubleLine Multi-Sector Income ETF 0.00%
DoubleLine Asset-Backed Securities ETF 0.00%
Qualified Interest Income
DoubleLine Opportunistic Core Bond ETF 88.79%
DoubleLine Shiller CAPE® U.S. Equities ETF 0.00%
DoubleLine Commercial Real Estate ETF 81.77%
DoubleLine Mortgage ETF 100.00%
DoubleLine Commodity Strategy ETF (Consolidated) 100.00%
DoubleLine Fortune 500 Equal Weight ETF 0.00%
DoubleLine Multi-Sector Income ETF 99.58%
DoubleLine Asset-Backed Securities ETF 100.00%

Privacy Policy

DoubleLine ETF Trust
September 30, 2025
What Does DoubleLine Do With Your Personal Information?
This notice provides information about how DoubleLine (“we,” “our” and “us”) collects, discloses, and protects your personal information, and how you might choose to limit our ability to share certain information about you. Please read this notice carefully.
Why We Need Your Personal Information
All financial companies need to disclose customers’ personal information to run their everyday businesses, to appropriately tailor the services offered (where applicable), and to comply with our regulatory obligations. Accordingly, information, confidential and proprietary, plays an important role in the success of our business. However, we recognize that you have entrusted us with your personal data, and we recognize our obligation to keep this information secure. Maintaining your privacy is important to us, and we hold ourselves to a high standard in its safekeeping and use. Most importantly, DoubleLine does not sell its customers’ non-public personal information to any third parties. DoubleLine uses its customers’ non-public personal information primarily to complete financial transactions that its customers request (where applicable), to make its customers aware of other financial products and services offered by a DoubleLine affiliated company, and to satisfy obligations we owe to regulatory bodies. We may use your contact information, with your consent, (where required) to communicate with you including through emails and/or text messages.
Information We May Collect
We may collect various types of personal data about you, including:
Your personal identification information, which may include your name and passport information, your IP address, politically exposed person (“PEP”) status, and such other information as may be necessary for us to provide our services to you and to complete our customer due diligence process and discharge anti-money laundering obligations;
Your contact information, which may include postal address and e-mail address and your home and mobile telephone numbers;
Your family relationships, which may include your marital status, the identity of your spouse and the number of children that you have;
Your professional and employment information, which may include your level of education and professional qualifications, your employment, employer’s name and details of directorships and other offices which you may hold; and
Financial information, risk tolerance, sources of wealth and your assets, which may include details of shareholdings and beneficial interests in financial instruments, your bank details and your credit history.
For the purposes of European Data Privacy Laws (as defined below), our lawful bases for processing your personal data may, as the context requires, include necessity for compliance with a legal obligation on us (such as to prevent fraud or money laundering), for the performance of a contract with you, for our legitimate business interests (i.e., to run our business and to appropriately tailer the services we offer to you) or with your express consent. Where we need to process your personal data by law or under the terms of a contract with you and you fail to provide that personal data when requested, we may not be able to perform the contract we have with you. If you require further details about the specific lawful basis that we are relying on to process any personal data, please contact us at Privacy@DoubleLine.com .
Where We Obtain Your Personal Information
Information we receive about you on applications or other forms;
Information you may give us orally;
Information about your transactions with us or others;
Information you submit to us in correspondence, including emails or other electronic communications; and
Information about any bank account you use for transfers between your bank account and any DoubleLine investment account, including information provided when effecting wire transfers.
Information Collected From Websites
Websites maintained by DoubleLine or its service providers may use a variety of technologies to collect information that help
DoubleLine and its service providers understand how the website is used. Information collected from your web browser (including small files stored on your device that are commonly referred to as "cookies") allow the websites to recognize your web browser and help to personalize and improve your user experience and enhance navigation of the website. You can change your cookie preferences by changing the setting on your web browser to delete or reject cookies. If you delete or reject cookies, some website pages may not function properly. Our websites may contain links are maintained or controlled by third parties, each of which has privacy policies which may differ, in some cases significantly, from the privacy policies described in this notice. Please read the

Privacy Policy
(Cont.)
September 30, 2025
Annual Financial Statements and Other Information
|
September 30, 2025

privacy policies of such third parties and understand that accessing their websites is at your own risk. Please contact your DoubleLine representative if you would like to receive more information about the privacy policies of third parties.
We also use web analytics services, which currently include but are not limited to Google Analytics and Adobe Analytics. Such web analytics services use cookies and similar technologies to evaluate visitor’s use of the domain, compile statistical reports on domain activity, and provide other services related to our websites. For more information about Google Analytics, or to opt out of Google
Analytics, please go to https://tools.google.com/dlpage/gaoptout. For more information about Adobe Analytics, or to opt out of
Adobe Analytics, please go to: http://www.adobe.com/privacy/opt-out.html.
How And Why We May Disclose Your Information
DoubleLine does not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except that we may disclose the information listed above, as follows:
It may be necessary for DoubleLine to provide information to nonaffiliated third parties in connection with our performance of the services we have agreed to provide to the Funds or you. For example, it might be necessary to do so in order to process transactions and maintain accounts.
DoubleLine will release any of the non-public information listed above about a customer if directed to do so by that customer or if DoubleLine is required or authorized by law to do so, such as for the purpose of compliance with regulatory requirements or in the case of a court order, legal investigation, or other properly executed governmental request.
In order to alert a customer to other financial products and services offered by an affiliate, DoubleLine may disclose information to an affiliate, including companies using the DoubleLine name. Such products and services may include, for example, other investment products offered by a DoubleLine company. If you prefer that we not disclose non-public personal information about you to our affiliates for this purpose, you may direct us not to make such disclosures (other than disclosures permitted by law) by contacting us at Privacy@DoubleLine.com or at 1 (800) 285-1545. If you limit this sharing and you have a joint account, your decision will be applied to all owners of the account.
We will limit access to your personal account information to those agents and vendors who need to know that information to provide products and services to you. We do not share your information to nonaffiliated third parties for marketing purposes. We maintain physical, electronic, and procedural safeguards to guard your non-public personal information.
Notice Related To The California Consumer Privacy Act (CCPA) And To “Natural Persons” Residing In The State Of California
DoubleLine collects and uses information that identifies, describes, references, links or relates to, or is associated with, a particular consumer or device (“Personal Information”). Personal Information we collect from our customers and consumers is covered under the Gramm-Leach-Bliley Act (“GLBA”) and is therefore excluded from the scope of the California Consumer Privacy Act, as amended by the California Privacy Rights Act (together, “CCPA”).
However, for California residents who are not DoubleLine customers or consumers, as those terms are defined by GLBA, the personal information we collect about you is subject to the CCPA. As such, you have privacy rights with respect to your personal information.
Please review the following applicable California privacy notice that is available at www.doubleline.com, or by contacting us at
Privacy@DoubleLine.com or at 1 (800) 285-1545.
CA Privacy Notice for Website Visitors, Media Subscribers and Business Representatives
CA Privacy Notice for Employees
Notice Related To “Natural Persons” Residing In The European Economic Area (the “EEA”)
This section applies to the collection, receipt or other processing by or on behalf of us of personal data (as defined in the European
Data Privacy Laws) of individuals in respect of the European Economic Area (“EEA”) and/or the United Kingdom (“UK”).
We will endeavor to process your personal data in accordance with applicable privacy laws, including without limitation, where applicable, General Data Protection Regulation (Regulation (EU) 2016/679) (“EU GDPR”), the EU GDPR as it forms part of the laws of
England and Wales, Scotland and Northern Ireland by virtue of section 3 of the European Union Withdrawal Act 2018 (“UK GDPR”),
the UK Data Protection Act 2018, the Privacy and Electronic Communications (EC Directive) Regulations 2003, (the “European Data
Privacy Laws”).

Privacy Policy
(Cont.)

DoubleLine ETF Trust
September 30, 2025
We are the data controller of your personal data, meaning that we determine the purposes and means of the processing of your personal data. Full details of the types of personal data we process, our lawful bases for processing and how we may share your personal data are set out further above.
If you reside in the EEA, we may transfer your personal information outside the EEA, and will ensure that it is protected and transferred in a manner consistent with legal requirements applicable to the information. This can be done in a number of different ways, for instance:
the country to which we send the personal information may have been assessed by the European Commission as providing an "adequate" level of protection for personal data;or
the recipient may have signed a contract based on standard contractual clauses approved by the European Commission.
In other circumstances, the law may permit us to otherwise transfer your personal information outside the EEA or the UK. In all cases, however, any transfer of your personal information will be compliant with applicable data protection law European Data
Privacy Laws. Should you wish to obtain a copy of the appropriate or suitable safeguards we have adopted where required to do so under the European Privacy Laws or would like to know where they have been made available, please contact us using the details provided below.
Notice to Investors In Cayman Islands Investment Funds
If you are a natural person, please review this notice as it applies to you directly. If you are a legal representative of a corporate or entity investor that provides us with any personal information about individuals (i.e., natural persons), you agree to furnish a copy of this notice to each such individual or otherwise advise them of its content.
Any international transfer of personal information will be compliant with the requirements of the Data Protection Act, 2017 of the
Cayman Islands.
Privacy For Children
DoubleLine is concerned about the privacy of children. Our website and our services are not targeted at individuals under 18 years of age, and we do not knowingly collect any personal information from an individual under 18. If we learn that a child under the age of 13 (or such higher age as required by applicable law) has submitted personally identifiable information online without parental consent, we will take all reasonable measures to delete such information from its databases and to not use such information for any purpose (except where necessary to protect the safety of the child or others as required or allowed by law). If you become aware of any personally identifiable information, we have collected from children under 13 (or such higher age as required by applicable law), please contact us at Privacy@DoubleLine.com or at 1 (800) 285-1545. We do not sell or share any personal information and have no actual knowledge about selling or sharing personal information of individuals under the age of 16.
Retention Of Personal Information And Security
Your personal information will be retained for as long as required:
for the purposes for which the personal information was collected;
in order to establish or defend legal rights or obligations or to satisfy any reporting or accounting obligations; and/or as required by data protection laws and any other applicable laws or regulatory requirements, including, but not limited to,
U.S. laws and regulations applicable to our business.
We will undertake commercially reasonable efforts to protect the personal information that we hold with appropriate security measures.
Access To And Control Of Your Personal Information
Depending on your country of domicile or applicable law, you may have the following rights in respect of the personal information about you that we process:
the right to access and port personal information;
the right to rectify personal information;
the right to restrict the use of personal information;
the right to request that personal information is erased
the right to object to processing of personal information; and.

Privacy Policy
(Cont.)
September 30, 2025
Annual Financial Statements and Other Information
|
September 30, 2025

the right to withdraw consent at any time where we are relying on consent to process your personal data.
Although you have the right to request that your personal information be deleted at any time, applicable laws or regulatory requirements may prohibit us from doing so. In addition, if you invest in a DoubleLine fund through a financial intermediary,
DoubleLine may not have access to personal information about you.
If you wish to exercise any of the rights set out above, please contact us at Privacy@DoubleLine.com or at 1 (800) 285-1545. We will endeavor to respond within one month of receiving the request, unless the request is complex, in which case it may take longer. We may also need to request specific information from you to help confirm your identity and your right to access the relevant personal data (or to exercise any of its other rights). Please be aware that there are exceptions and exemptions that apply to some of the rights, which we will apply in accordance with the applicable European Data Privacy Laws (or other privacy laws). In particular, if you have provided consent to processing and subsequently withdraw that consent, we may still process that personal data where we have another lawful basis for doing so and your withdrawal does not affect the lawfulness of any processing carried out before you withdrew your consent.
We shall not make any decisions about you solely using automated decision making (including profiling) based on your personal data where such decision produces legal effects concerning you or similarly affects you. To the extent you believe we have not addressed your concerns or otherwise choose to do so, you have the right under European Data Privacy Laws to lodge a complaint with your competent EEA or UK data protection authority, as applicable. In respect of the UK, the UK Information Commissioner’s Office contact details are available at www.ico.org.uk .
Changes To DoubleLine’s Privacy Policy
DoubleLine reserves the right to modify its privacy policy at any time, but in the event that there is a change that affects the content of this notice materially, DoubleLine will promptly inform its customers of such changes in accordance with applicable law.

Form N-CSR – Items 8-11

DoubleLine ETF Trust
September 30, 2025
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies .
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
There were no matters submitted during the period covered by the report to a vote of shareholders, through the solicitation of proxies or otherwise.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
The information is included as part of the Financial Statements filed under Item 7 of this Form
.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract .
There were no approvals or renewals of investment advisory contracts during the most recent fiscal half-year.

September 30, 2025
Investment Advisers:
DoubleLine ETF Adviser LP and DoubleLine Alternatives LP
2002 North Tampa Street, Suite 200
Tampa, FL 33602
Distributor:
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
Administrator and Transfer Agent:
JP Morgan Chase Bank, N.A.
70 Fargo Street
Boston, MA 02210
Custodian:
JP Morgan Chase Bank, N.A.
383 Madison Avenue
New York, NY 10017
Independent Registered Public Accounting Firm:
Deloitte & Touche LLP
695 Town Center Drive, Suite 100
Costa Mesa, CA 92626
Legal Counsel:
Ropes & Gray LLP
1121 Avenue of the Americas
New York, NY 10036
Contact Information:
doubleline.com
(855) 937-0772
DL-ARFINANCIALS-ETF
DoubleLine | | 2002 North Tampa Street, Suite 200 | | Tampa, FL 33602 | | (813) 791-7333
ETFinfo@doubleline.com | | www.doubleline.com

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)           The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)           There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a - 3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.
Not applicable.

Item 19. Exhibits.

(a)(1)      The Registrant’s Code of Ethics, as described in Item 2 of this Form, is filed herewith. EX99code.docx

(a)(2)      Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3)      Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto. ex99cert.docx

(a)(4)      Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable.

(a)(5)      There has been no change to the Registrant’s independent public accountant during the reporting period.

(b)           Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto. ex99906cert.docx

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DoubleLine ETF Trust

By:         /s/ Ronald Redell
Ronald R. Redell
President and Principal Executive Officer
December 2, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Ronald Redell
Ronald R. Redell
President and Principal Executive Officer
December 2, 2025

By:
/s/ Henry Chase
Henry V. Chase
Treasurer and Principal Financial and Accounting Officer
December 2, 2025